     As filed with the Securities and Exchange Commission on June 30, 2000
                      Registration No. 33-54126; 811-7332

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                      ----------------------------------
                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [_]
                     Post-Effective Amendment No. 23               [X]
                                      and
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [_]
                               Amendment No. 27         [X]
                       (Check appropriate box or boxes)
                           ________________________

                     BARCLAYS GLOBAL INVESTORS FUNDS, INC.
              (Exact Name of Registrant as specified in Charter)
                               111 Center Street
                         Little Rock, Arkansas  72201
         (Address of Principal Executive Offices, including Zip Code)

      Registrant's telephone number, including area code:  (800) 643-9691

                             Richard H. Blank, Jr.
                               c/o Stephens Inc.
                               111 Center Street
                         Little Rock, Arkansas  72201
                    (Name and Address of Agent for Service)

                                With a copy to:
                            Robert M. Kurucza, Esq.
                            Marco E. Adelfio, Esq.
                            Morrison & Foerster LLP
                        2000 Pennsylvania Avenue, N.W.
                            Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):

[X] Immediately upon filing pursuant          [_] on _________ pursuant
    to Rule 485(b), or                            to Rule 485(b)

[_] 60 days after filing pursuant             [_] on _________ pursuant
    to Rule 485(a)(1), or                         to Rule 485(a)(1)

[_] 75 days after filing pursuant             [_] on           pursuant
    to Rule 485(a)(2), or                         to Rule 485(a)(2)

If appropriate, check  the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment to the Registrant's Registration Statement has been executed by Master Investment Portfolio (a registered investment company with separate series in which certain of the Registrant's series invest substantially all of their assets) and its trustees and principal officer.

                               EXPLANATORY NOTE
                               ----------------

     This Post-Effective Amendment No. 23 (the "Amendment") to the Registration Statement of Barclays Global Investors Funds, Inc. (the "Company") is being filed to add to the Company's Registration Statement audited financial statements and certain related financial information for the Company's Asset Allocation, Bond Index, Institutional Money Market, Money Market and S&P 500 Stock Funds and corresponding Master Portfolios for the period ended December 31, 1999 and audited financial statements and certain related financial information for the Company's LifePath Income (formerly LifePath 2000), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 for the fiscal year ended February 29, 2000. This amendment also makes certain other non-material changes to the registration statement.

                             Cross Reference Sheet
                             ---------------------



Form N-1A Item Number
---------------------

Part A      Prospectus Captions
------      -------------------

  1         Cover page
            Back cover
  2         Investment Objectives
            Principal Investment Strategies
            Principal Risk Factors
            Investment Returns
  3         Fees and Expenses
  4         Fund Details
            A Further Discussion of Risk
  5         Not Applicable
  6         Management of the Fund
  7         Shareholder Information
  8         Shareholder Information
  9         Financial Highlights

Part B      Statement of Additional Information Captions
------      --------------------------------------------

 10         Cover Page
            Table of Contents
 11         Fund History
 12         Description of the Fund and Its Investments and Risks
            Portfolio Securities
            Risk Considerations
 13         Management
 14         Control Persons and Principal Holders of Securities
 15         Investment Adviser and Other Service Providers
 16         Investment Adviser and Other Service Providers
 17         Capital Stock
 18         Purchase, Redemption and Pricing of Shares
            Determination of Net Asset Value
 19         Dividends, Distributions and Taxes
 20         Investment Adviser and Other Service Providers
 21         Performance Information
 22         Financial Statements

Part C      General Information
------      -------------------

 23-30 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

PROSPECTUS/JULY 1, 2000
Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                  Index
                                              Bond Index Fund
                                              S&P 500 Stock Fund
    Allocation
Asset Allocation Fund

Barclays Global Investors, N.A.
A pioneer in asset allocation
and index investing since 1971
                                           BARCLAYS GLOBAL INVESTORS FUNDS, INC.

Table of Contents



INDEX FUND BASICS
         2 Investment Objectives

         3 Principal Investment Strategies

         4 Principal Risk Factors

         6 Investment Returns

         8 Fees and Expenses

ALLOCATION FUND BASICS


         9 Investment Objective

        10 Principal Investment Strategy

        11 Principal Risk Factors

        12 Investment Returns

        13 Fees and Expenses

FUND DETAILS


        14 Index Funds

        16 Allocation Fund

        17 A Further Discussion of Risk

DETAILS IN COMMON


        18 Management of the Funds

        20 Shareholder Information

        24 Financial Highlights

INDEX FUND BASICS

                           Investment Objectives/1/

[LOGO OF AUTO ICON APPEARS HERE]
--------------------------------------------------------------------------------
Defining Terms

The total rate
of return (also
referred to as
"total return")
takes into
account the two
elements of an
investment's
performance: the
amount of income
it earns from
interest or
dividend
payments and the
change in the
investment's
market price
during a given
time period (an
increase in the
price adds to
total return, a
decrease reduces
it). The
calculation
assumes the
reinvestment of
all dividends.

The Lehman
Brothers
Government/Corporate
Bond Index
tracks the
market for
high-quality
taxable US
bonds.
It consists of
roughly 6,500
different debt
issues, each
with an issue
size of at least
$150 million and
a remaining time
to maturity of
one year or
more. Issuers
include the
US government
and top-rated
"investment
grade"
corporations.

Bond Index Fund

The Fund seeks to approximate as closely as practicable, before fees and expenses, the total rate of return of the US market for issued and outstanding US government and high-grade corporate bonds as measured by the Lehman Brothers Government/Corporate Bond Index./2/

S&P 500 Stock Fund

The Fund seeks to approximate as closely as practicable, before fees and expenses, the capitalization-weighted total rate of return of the S&P 500 Index./3/

/1/ Each Fund invests all of its assets in a separate mutual fund, called a Master Portfolio, that has a substantially identical investment objective. For simplicity's sake, all discussion of investment objectives, strategies and risks of a particular Fund refers also to the objectives, strategies and risks of its Master Portfolio, unless otherwise indicated. A detailed examination of the relationship of the Funds to their Master Portfolios appears on page 24.
/2/ Lehman Brothers, Inc. does not sponsor the Bond Index Fund or the Bond Index
    Master Portfolio, nor is it affiliated in any way with Barclays Global Investors, N.A., Barclays Global Fund Advisors, the Bond Index Fund or the Master Portfolio.
/3/ S&P does not sponsor, endorse, sell or promote the S&P 500 Stock Fund, the S&P 500 Index Master Portfolio, the Asset Allocation Fund or the Asset Allocation Master Portfolio, nor is it affiliated in any way with Barclays Global Investors, N.A., Barclays Global Fund Advisors, the Funds or their Master Portfolios. "Standard & Poor's(R)," "S&P(R)," and "S&P 500(R)" are trademarks of McGraw-Hill, Inc., and have been licensed for use by the S&P 500 Stock Fund, the Asset Allocation Fund and their Master Portfolios. S&P makes no representation or warranty, expressed or implied, regarding the advisability of investing in the Funds or their Master Portfolios.

2 BARCLAYS GLOBAL INVESTORS FUNDS, INC.

                        Principal Investment Strategies
[LOGO OF MAP ICON APPEARS HERE]
--------------------------------------------------------------------------------
Defining Terms

The S&P 500
Index is a
widely used
measure of large
US company stock
performance. It
consists of the
common stocks of
500 major
corporations
selected
according to:

size
frequency and
ease by which
their stocks
trade
 .range and
diversity of the
American economy

The stocks in
the S&P 500
account for
nearly
three-quarters
of the value of
all US stocks.
In the
capitalization-
weighted total
rate of return,
each stock in an
index
contributes to
the index in the
same proportion
as the value of
its shares.
Thus, if the
shares of
Company A are
worth twice as
much as the
shares of
Company B, A's
return will
count twice as
much as B's in
calculating the
index's overall
return. This
method contrasts
with equal
weighted return,
by which A's
performance, B's
performance and
the performance
of every other
stock in the
index would
count the same.

Bond Index Fund

The Fund pursues its objectives by investing in a representative sample of securities that make up the Lehman Brothers Government/Corporate Bond Index and by investing in these securities in proportions that match their index weights.

S&P 500 Stock Fund

The Fund pursues its objectives by investing in all the securities that make up the S&P 500 Index and by investing in these securities in proportions that match their index weights.

                                                          INDEX FUND BASICS 3

                            Principal Risk Factors

[LOGO OF SPEEDING AUTO APPEARS HERE]

As with any investment, your investment in the Index Funds could lose money or the Funds' performance could trail that of other alternative investments.

Risks of Investing in the Bond Index Fund

The value of your investment in this Fund is based on the price of the bonds in which the Fund invests.

value of the bonds in which this Fund invests may fall because of a rise in interest rates, which generally reduces the value of bonds, even those issued by the US government value of individual bonds may fall with the decline in a borrower's real or apparent ability to meet its financial obligations prices of bonds may fall in response to economic events or trends bonds that the Funds' investment adviser selects may not match the performance of the market index as with all mutual funds, the Fund must maintain cash balances to meet redemption requests; this may lower overall Fund performance issuer may be unable to make interest payments or repay principal on time and the bond could lose all or some of its value, or pay less interest no attempt is made to individually select bonds because the Bond Index Master Portfolio is managed by determining which securities are to be purchased or sold to maintain, to the extent feasible, a representative sample of securities in the Lehman Brothers Government/Corporate Bond Index

4 BARCLAYS GLOBAL INVESTORS FUNDS, INC.

Risks of Investing in the S&P 500 Stock Fund

The value of your investment in this Fund is based on the price of the stocks in which the Fund invests.

prices of the stocks in which this Fund invests may decline

prices of stocks may fall in response to economic events or trends as with all mutual funds, the Fund must maintain cash balances to meet redemption requests; this may lower overall Fund performance no attempt is made to individually select stocks because the S&P 500 Index Master Portfolio is managed by determining which securities are to be purchased or sold to replicate, to the extent feasible, the S&P 500 Index

Investments in the Index Funds are not bank deposits or obligations of Barclays Global Fund Advisors (BGFA) or Barclays Global Investors, N.A. (BGI) or their affiliates. They are not guaranteed or endorsed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who May Want to Invest in the Funds

The Index Funds are designed for investors who desire a convenient way to invest either in a broad spectrum of US large-cap stocks (the S&P 500 Stock
Fund) or bonds issued in the United States (the Bond Index Fund). Although these markets have increased in value over the long term, they have also decreased over the short-term. This volatility is particularly characteristic of stocks.

The Index Funds do not by themselves constitute a balanced investment program. Diversifying your investments by buying shares in both Funds or in other funds may improve your long-term return as well as reduce short-term volatility.

                                                             INDEX FUND BASICS 5

                              Investment Returns

[SPEEDOMETER ICON]

Total Returns

The bar charts and tables in this section provide some indication of the risks of investing in the Funds by showing the changes in their performance from year to year. The bar charts show the returns for each Fund for each full calendar year since the Fund's inception. The average annual total return tables compare each Fund's average annual total return with the return of a corresponding index for one and five years and since the Fund's inception. How the Funds have performed in the past is not necessarily an indication of how the Funds will perform in the future.

[BOND INDEX FUND CHART APPEARS HERE]

FYE   1994              -3.76%
FYE   1995              18.80%
FYE   1996               2.13%
FYE   1997               9.77%
FYE   1998               9.34%
FYE   1999              -2.69%

The highest and lowest quarterly returns for the Bond Index Fund for the periods covered by the bar chart above are listed below:

      Highest Quarterly                                    Lowest Quarterly
      Return: 2nd Qtr '95                                  Return: 1st Qtr '94
             6.50%                                                -2.87%

  BOND INDEX FUND AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
                                                                          SINCE INCEPTION
                              ONE YEAR             FIVE YEARS             (JULY 2, 1993*)
-----------------------------------------------------------------------------------------
  Bond Index Fund              -2.69%                7.21%                     5.25%
-----------------------------------------------------------------------------------------
  Lehman Brothers
  Government/Corporate
  Bond Index                   -2.15%                7.61%                     5.70%

*The Lehman Brothers Government/Corporate Bond Index is calculated from June 30, 1993.
BARCLAYS GLOBAL INVESTORS FUNDS, INC.

[S&P 500 FUND CHART APPEARS HERE]

FYE   1994              0.78%
FYE   1995             37.15%
FYE   1996             22.62%
FYE   1997             33.07%
FYE   1998             28.41%
FYE   1999             20.59%

The highest and lowest quarterly returns for the S&P Stock Fund for the periods covered by the bar chart above are listed below:

      Highest Quarterly                                    Lowest Quarterly
      Return: 4th Qtr '98                                  Return: 3rd Qtr '98
            21.31%                                                -9.93%

  S&P 500 STOCK FUND AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
                                                                         SINCE INCEPTION
                             ONE YEAR             FIVE YEARS             (JULY 2, 1993*)
----------------------------------------------------------------------------------------
  S&P 500 Stock Fund          20.59%                28.21%                   22.25%
----------------------------------------------------------------------------------------
  S&P 500 Index               21.04%                28.51%                   22.43%

*The S&P 500 Index is calculated from June 30, 1993.
                                                               INDEX FUND BASICS

                               Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares in either the S&P 500 Stock Fund or the Bond Index Fund. The expenses are deducted from Fund assets, which means you pay them indirectly.

  ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
  FROM FUND ASSETS)
                          Bond Index Fund S&P 500 Stock Fund
------------------------------------------------------------
  Management fees              0.08%            0.05%
------------------------------------------------------------
  Other expenses               0.15%            0.15%
------------------------------------------------------------
  Total annual fund
  operating expenses*          0.23%            0.20%

*Total annual Fund operating expenses in the above table and the following example reflect the expenses of both the Funds and the Master Portfolios in which they invest.

Example

The example below is intended to help you compare each Fund's costs with those of other mutual funds. The example illustrates the costs you would have incurred on an initial $10,000 investment in each of the Funds over the time periods shown. It assumes your investment earns an annual return of 5% over the periods and that the Funds' operating expenses remain the same.

The Funds do not charge a sales load or other fee upon redemption.

This means that your expenses for each period would be the same whether or not you sell your shares at the end of a period. Your actual costs may be higher or lower than this hypothetical example.

                      1 YEAR 3 YEARS 5 YEARS 10 YEARS
-----------------------------------------------------
  Bond Index Fund      $24     $74    $130     $293
-----------------------------------------------------
  S&P 500 Stock Fund   $20     $64    $113     $255

8 BARCLAYS GLOBAL INVESTORS FUNDS, INC.

ALLOCATION FUND BASICS

                             Investment Objective

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Asset Allocation Fund

The Fund seeks a high level of long-term total return, consisting of capital appreciation and current income, consistent with a reasonable level of risk.

                                                        ALLOCATION FUND BASICS 9

                         Principal Investment Strategy

[LOGO OF MAP ICON APPEARS HERE]

--------------------------------------------------------------------------------
Defining Terms

Money market
investments
generally
consist of high-
quality debt
securities with
remaining
maturities of
397 days (about
13 months) or
less, and dollar
weighted average
maturity of
90 days or less,
including US
government
obligations,
domestic and
foreign bank
obligations,
short-term
corporate debt,
repurchase
agreements and
time deposits.

Long-term US
Treasury bonds
are Treasury
obligations with
maturities of at
least 20 years
from the issue
date.

Asset Allocation Fund

The Asset Allocation Fund attempts to improve on the markets' long-term risk-and-return tradeoff by shifting its investments among markets in response to changes in the investment environment.

The Fund invests in a changing mix of S&P 500 stocks, long-term US Treasury bonds, and money market investments. In its stock investments, the Asset Allocation Fund seeks to approximate the return of the S&P 500 Index, before fees and expenses, by investing in all of the stocks that comprise the S&P 500 Index in the same proportion as they are reflected in the index. In its bond investments, the Fund seeks to approximate the return of the Lehman Brothers 20-Year Treasury Index, a subset of the Lehman Brothers Government/Corporate Bond Index, before fees and expenses.

The Fund attempts to benefit from the changing relative values of different investment classes. If, for instance, the value of long-term Treasury bonds appears low compared with its typical relationship to US stock values, the Fund will emphasize Treasury bond investments over stocks in the expectation of rising bond prices relative to stock prices--or of stock prices falling relative to bonds prices.

10 BARCLAYS GLOBAL INVESTORS FUNDS, INC.

Principal Risk Factors

[LOGO OF SPEEDING AUTO APPEARS HERE]

As with any investment, your investment in the Asset Allocation Fund could lose money or the Fund's performance could trail that of other alternative investments.

Risks of Investing in the Asset Allocation Fund

The value of your investment in the Fund is based on the price of the stocks and bonds in which the fund invests.

prices of the stocks in which the Fund invests may decline

value of the bonds in which the Fund invests may fall because of a rise in interest rates, which generally reduces the value of bonds, even those issued by the US government prices of stocks and bonds may fall in response to economic events or trends the Fund's investment allocation may not perform in line with expectations as with all mutual funds, the Fund must maintain cash balances to meet redemption requests; this may lower overall Fund performance no attempt is made to individually select investments because the Asset Allocation Master Portfolio's asset mix is determined by its investment model

Investments in the Asset Allocation Fund are not bank deposits or obligations of BGFA, BGI or their affiliates. They are not guaranteed or endorsed by the FDIC or any other government agency.

Who May Want to Invest in the Fund

The Asset Allocation Fund is designed for longer-term investors. The Fund operates on the premise that, over time, the allocation and reallocation of capital across different classes of investments will produce better returns than a static buy-and-hold allocation. The Fund may not be appropriate for investors desiring above-market short-term returns.

                                                       ALLOCATION FUND BASICS 11

                              Investment Returns

[SPEEDOMETER ICON]

Total Returns

The bar chart and table in this section provide some indication of the risks of investing in the Fund by showing the changes in its performance from year to year. The bar chart shows the returns for the Fund for each full calendar year since the Fund's inception. The average annual total return table compares the Fund's average annual total return with the return of its corresponding index for one and five years and since the Fund's inception. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

[ASSET ALLOCATION FUND CHART APPEARS HERE]

FYE   1994                  -2.65%
FYE   1995                  29.16%
FYE   1996                  11.84%
FYE   1997                  22.32%
FYE   1998                  25.64%
FYE   1999                   9.64%

The highest and lowest quarterly returns for the Asset Allocation Fund for the periods covered by the bar chart above are listed below:

      Highest Quarterly                                    Lowest Quarterly
      Return: 4th Qtr '98                                  Return: 3rd Qtr '98
            15.97%                                                -5.50%

  ASSET ALLOCATION FUND AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31,
  1999)
                                                                         SINCE INCEPTION
                             ONE YEAR             FIVE YEARS             (JULY 2, 1993*)
----------------------------------------------------------------------------------------
  Asset Allocation
  Fund                         9.64%                19.47%                   15.13%
----------------------------------------------------------------------------------------
  S&P 500 Index               21.04%                28.51%                   22.43%
----------------------------------------------------------------------------------------
  Lehman Brothers
  Long Government
  Index                       -8.73%                 9.12%                    6.35%
----------------------------------------------------------------------------------------
  Asset Allocation
  Benchmark**                  7.76%                20.84%                   16.06%

*The S&P 500 Index, the Lehman Brothers Long Government Index and the Asset Allocation Benchmark are calculated from June 30, 1993.
**The Asset Allocation Benchmark represents the return of a blended index consisting of 60% S&P 500 Index stocks and 40% Lehman Brothers Long Government Index bonds.
BARCLAYS GLOBAL INVESTOR FUNDS, INC.

                               Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares in the Asset Allocation Fund. The expenses are deducted from Fund assets, which means you pay them indirectly.

  ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
  DEDUCTED FROM FUND ASSETS)
                                         Asset
                                         Allocation Fund
------------------------------------------------------------
  Management fees                             0.35%
------------------------------------------------------------
  Other expenses                              0.40%
------------------------------------------------------------
  Total annual Fund operating expenses*       0.75%

*Total annual Fund operating expenses in the above table and the following example reflect the expenses of both the Fund and the Master Portfolio in which it invests.

Example

The example below is intended to help you compare the Fund's costs with those of other mutual funds. The example illustrates the costs you would have incurred on an initial $10,000 investment in the Fund over the time periods shown. It assumes your investment earns an annual return of 5% over the periods, and that the Fund's operating expenses remain the same.

The Fund does not charge a sales load or other fee upon redemption. Your expenses for each period would be the same whether or not you sell your shares at the end of a period. Your actual costs may be higher or lower than this hypothetical example.

                         1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------------------
  Asset Allocation Fund   $77    $240    $417     $930

                                                       ALLOCATION FUND BASICS 13

FUND DETAILS

                                  Index Funds
--------------------------------------------------------------------------------
Defining Terms

BGFA, a
subsidiary of
BGI, serves as
the Master
Portfolios'
Investment
Adviser. BGFA
makes the day-
to-day decisions
on buying and
selling
securities for
the Funds and
BGI conducts the
research leading
to those
decisions. BGI
manages over
$782 billion in
assets and is
the world's
largest asset
manager for
institutions,
such as major
endowments, and
corporate and
government
pension plans.
BGI has
pioneered
research in
asset
allocation,
indexed
investing and
investment
modeling since
1971. To make
this expertise
available to
individual
investors, BGFA
introduced its
first index and
asset allocation
mutual funds
in 1993.

A bond's coupon
rate is the
interest rate it
pays based on
its face value.

A Further Discussion of Investment Objectives

The Index Funds seek to come within 95% of a market index's total return, before fees and expenses, in falling as well as rising markets. They do not seek to "beat" the markets they track and do not seek temporary defensive positions when markets appear overvalued. BGFA, the Master Portfolios' Investment Adviser, makes no attempt to apply economic, financial or market analysis when managing the Fund portfolios. BGFA selects securities because they will help the Funds achieve returns corresponding to index returns. Including a security among a Fund's holdings implies no opinion as to its attractiveness as an investment.

Investing in Indexes

Investors look to indexes as a standard of market performance. Indexes are model portfolios, that is, groups of stocks or bonds selected to represent an entire market. One way an index fund seeks to match an index's performance, before fees and expenses, is by buying and selling all of the index's securities in the same proportion as they are reflected in the index. This is what the S&P 500 Stock Fund does.

The Bond Index Fund has a more difficult task. As a practical matter, it would be inefficient to hold each of the 6,500 securities included in the Lehman Brothers Government/Corporate Bond Index. It can, however, substantially replicate the index's profile by holding a representative sample of the 6,500 securities. It may, for example, hold US government obligations and corporate bonds in a similar proportion to the index. And it can match such index features as:

average time to maturity for both government and corporate debt bonds' coupon rate

economic sectors represented by the bonds in the Fund's index are in roughly the same proportion that they are represented in the entire index

14 BARCLAYS GLOBAL INVESTOR FUNDS, INC.

--------------------------------------------------------------------------------
Defining Terms

Some corporate
bonds are
callable, which
means the
borrower has the
right to repay
them before
maturity. This
feature usually
benefits
borrowers, since
they can pay off
the bonds when
interest rates
have fallen. But
it puts
bondholders at a
disadvantage,
since they have
to reinvest the
proceeds of the
repayment at a
time when they
may earn less
interest income.
As a result,
lenders generally
demand a higher
interest rate
from callable
bonds.

creditworthiness of corporate bonds (matching the creditworthiness of US government bonds is not a relevant consideration, since all US government debt qualifies for the highest credit ratings)

whether or not corporate bonds that it holds are callable

Although this approach has proven an effective means of approximating index performance in the past, the Bond Index Fund's holdings are not expected to track index performance with the accuracy expected to be achieved by completely replicating an index.

                                                                FUND DETAILS 15

Allocation Fund

A Further Discussion of the Investment Objective
The Asset Allocation Fund seeks to achieve, over the long term, a high level of total return consistent with reasonable risk.

Asset Allocation Fund Investment Model
The Asset Allocation Fund's asset mix is determined by a sophisticated mathematical model developed in 1973 that has since been continually refined. BGFA's investment professionals conduct ongoing research to enhance the model and ensure that it is keeping pace with the constantly changing financial markets. Using this model, BGFA gains a consistent and objective structure for making investment decisions. Unlike traditional investment funds that employ individual portfolio managers who make decisions on a more subjective basis, BGFA applies a scientific approach to investing through the use of mathematical models.

The model for the Asset Allocation Fund incorporates the following factors:

comprehensive data on stock, Treasury bond and money market expected returns probable risk of losses in each of these markets

information on how these risks correlate: whether, for example, Treasury bonds' cyclical ups and downs have tended to moderate or amplify the cyclical ups and downs in S&P 500 stocks

The model generates a recommended asset mix that is evaluated by a team of investment professionals. The allocation may shift significantly in response to changing market and economic conditions.

16 BARCLAYS GLOBAL INVESTOR FUNDS, INC.

A Further Discussion of Risk
--------------------------------------------------------------------------------
Defining Terms

Index futures
contracts are
standardized
agreements
between two
parties that
commit one party
to sell and the
other party to
buy a stipulated
quantity of a
market index at
a set price on
or before a
given date in
the future. The
seller never
actually
delivers
"shares" of the
index or shares
of all the
stocks in the
index. Instead,
the buyer and
the seller
settle the
difference in
cash between the
contract price
and the market
price on the
agreed-upon
date--the buyer
paying the
difference if
the actual price
is lower than
the contract
price and the
seller paying
the difference
if the actual
price is higher.

In addition to the principal risks of investing described above under Principal Risk Factors, the Index and Allocation Funds have the following additional risks.

Derivatives
A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset such as a security or an index. Index futures contracts are considered derivatives because they derive their value from the prices of the indexes. Each Fund may invest in index futures contracts. This tactic can reduce the costs associated with direct investing. It also allows the Funds to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because they have not yet invested new shareholder money. The floating rate or variable rate bonds that the Funds may purchase are also considered derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices. This can affect the value of the Fund.

For a further discussion of Fund risks, please refer to the Funds' Statement of Additional Information (SAI). The SAI is incorporated by reference and is available free of charge from your shareholder servicing agent or by calling 1 888 204 3956.

                                                                 FUND DETAILS 17

DETAILS IN COMMON

Management of the Funds

Investment Adviser

The Funds are feeder funds that invest all of their assets in similarly named Master Portfolios with substantially identical investment objectives, strategies and policies. BGFA provides investment guidance and policy direction for each of the Master Portfolios. For its services to the Master Portfolios, BGFA is entitled to receive annual fees based on the following annual rates of each Master Portfolio's average daily net assets:

  FUND                   ANNUAL MANAGEMENT FEE
----------------------------------------------
  Asset Allocation Fund          0.35%
----------------------------------------------
  Bond Index Fund                0.08%
----------------------------------------------
  S&P 500 Stock Fund             0.05%

--------------------------------------------------------------------------------

Unlike many traditional actively managed investment funds, there is no single portfolio manager who makes investment decisions for the Funds. Instead, Index Funds track their respective indexes. A team of investment professionals evaluates recommendations made by BGFA's mathematical models for the Asset Allocation Fund. The process reflects BGFA's commitment to an objective and consistent investment management structure.

BGFA is located at 45 Fremont Street, San Francisco, California 94105. It is a wholly owned subsidiary of BGI, which in turn is an indirect subsidiary of Barclays Bank PLC. BGI, including its affiliates, is the world's largest manager of institutional investment assets. As of December 31, 1999, BGI and its affiliates, including BGFA, provided investment advisory services for over $782 billion in assets. BGI, BGFA, Barclays Bank and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds' Master Portfolios may also invest.

18 BARCLAYS GLOBAL INVESTOR FUNDS, INC.

Administrative Services

The Funds' co-administrators, BGI and Stephens Inc., a full service broker/dealer, provide services related to:

 . management of the Funds' non-investment operations

 . preparation of reports for each Fund's Board of Directors

 . preparation of reports required by the Securities and Exchange Commission and required filings with state securities commissions

 . preparation of proxy statements and shareholder reports

BGI and Stephens are entitled to receive a combined annual fee based on the following rates of each Fund's average daily net assets. In return for this fee, BGI and Stephens have also agreed to absorb all expenses of the Funds and the Master Portfolios other than the investment advisory fee, extraordinary expenses, brokerage and other expenses connected to the execution of portfolio transactions and certain expenses which are borne by the Fund.

  FUND                   ANNUAL ADMINISTRATIVE FEE
--------------------------------------------------
  Asset Allocation Fund            0.40%
--------------------------------------------------
  Bond Index Fund                  0.15%
--------------------------------------------------
  S&P 500 Stock Fund               0.15%

                                                            DETAILS IN COMMON 19

Shareholder Information
--------------------------------------------------------------------------------
Defining Terms

The Funds have
appointed
shareholder
servicing agents
to service
individual Fund
accounts. In
addition to
buying and
selling shares
on behalf of
eligible
investors,
shareholder
servicing agents
may answer
shareholder
inquiries, keep
records, and
provide reports
on the status of
individual
accounts. The
Funds do not
charge extra for
these services,
but compensate
shareholder
servicing agents
as part of their
operating expenses.

Investors Bank &
Trust is the
Funds'
custodian,
transfer agent
and dividend
disbursing
agent.

The amortized
cost method
marks down any
premium, or
marks up any
discount, on
short-term debt
that the Funds
buy at a
constant rate
until maturity.
It does not
reflect daily
fluctuations in
market value.

Additional shareholder information, including how to buy and sell shares of a Fund, is available free of charge by calling toll-free 1 888 204 3956.

Who is Eligible to Invest
To be eligible to purchase Fund shares, you must:

invest through an employer-sponsored or individual retirement savings plan invest the proceeds rolled over from such plan into an Individual
Retirement Account

maintain an account with BGI or one of the Funds' shareholder servicing agents authorized to sell and service Fund shares, or invest a minimum of $1 million directly through BGI

Calculating the Funds' Share Price
Investors Bank & Trust (IBT) calculates each Fund's share price (also known as a Fund's net asset value) in accordance with the standard formula for valuing mutual fund shares at the close of regular trading (normally 4pm Eastern time) every day the New York Stock Exchange is open. The formula calls for deducting all of a Fund's liabilities from the total value of its assets--the market value of the securities it holds, plus cash reserves--and dividing the result by the number of shares outstanding. IBT values most of the securities in the Funds at their current market prices. If such prices are not readily available, IBT uses estimates of the securities' fair value in accordance with guidelines approved by the Master Portfolios' Board of Trustees. Debt securities maturing in 60 days or less are valued according to the amortized cost method.

The price at which a purchase or redemption is made is based on the next calculation of net asset value after the order is received in proper form. An

20 BARCLAYS GLOBAL INVESTOR FUNDS, INC.

exchange of a Fund's shares for shares of another BGI Fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income tax.

Dividends and Distributions
The S&P 500 Stock Fund pays out dividends of net investment income to investors every quarter. The Bond Index Fund and the Asset Allocation Fund pay dividends of net investment income to investors every month. All the Funds distribute their capital gains, if any, to shareholders annually. Dividends and distributions payable to you will be automatically reinvested in additional shares of your Fund, unless you request payment in cash.

Taxes
As with all mutual funds, you may be required to pay taxes on the Funds' net investment income and capital gains through distribution of such income and gains by the Funds to their shareholders. You will owe the taxes whether you choose to receive distributions in cash or have them automatically reinvested in Fund Shares.

The amount of taxes you owe on your share of Fund income and gains will vary from year to year, based on the amount of dividends of net investment income and capital gain distributions the Funds pay out and your tax rate. Normally, dividends and distributions are taxable to you when paid. However, when dividends and distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

Dividends and capital gain distributions usually create the followingtax liability:

  TRANSACTION                  TAX STATUS
  Income dividends             Ordinary income
----------------------------------------------
  Short-term capital gain
  distribution                 Ordinary income
----------------------------------------------
  Long-term capital gain
  distribution                 Capital gain

A portion of dividends paid to corporate shareholders of the S&P 500 Stock Fund and the Asset Allocation Fund may qualify for the dividends-received deduction available to corporations.

                                                            DETAILS IN COMMON 21

In addition, if you sell or exchange your Fund shares you may have a taxable gain or loss, depending on what you paid for your shares and what you receive for them (or are treated as receiving in the case of exchanges).

  TRANSACTION                     TAX STATUS
  You sell shares owned for more  Long-term capital gain or
  than one year                   loss
------------------------------------------------------------
  You sell shares owned for one   Short-term capital gain or
  year or less                    loss

If you buy Fund shares shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds appreciated securities, you will, in effect, receive part of your purchase back in a taxable distribution if and when the Fund sells the securities and realizes gain on the sale. All of the Funds have built up, or have the potential to build up, high levels of unrealized appreciation in their investments.

After December 31 of a year, the Funds will send you a notice that tells you how much you've received in dividends and distributions during the year and their federal tax status. You could also be subject to foreign, state and local taxes on such dividends and distributions.

The Funds are required to withhold 31% as "backup withholding" on any payments to you by them (including amounts deemed paid in the case of exchanges) if you haven't given us a correct Taxpayer Identification Number (TIN) and certified that the TIN is correct and withholding doesn't apply, the Internal Revenue Service (IRS) notifies the Funds that your TIN given to us is incorrect or the IRS informs us that you are otherwise subject to backup withholding. You may also be subject to IRS penalties if you give us an incorrect TIN. Any amounts withheld can be applied against your federal income tax liability.

In general, the Funds are also required to withhold 30% from dividends paid to foreign shareholders.

Tax considerations for tax-deferred accounts, such as benefit plans or non-taxable entities, will be different.

Because each investor's tax circumstances are unique and because tax laws are subject to change, we recommend that you consult your tax advisor about your investment.

22 BARCLAYS GLOBAL INVESTOR FUNDS, INC.

Master/Feeder Mutual Fund Structure
The Funds do not have their own investment adviser. Instead, each Fund invests all of its assets in a separate mutual fund, called a Master Portfolio, that has substantially identical investment objectives, strategies and policies as the individual Funds. BGFA serves as investment adviser to each Master Portfolio. The Master Portfolios may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolio.

Feeder Fund Expenses. The feeders bear the Master Portfolio's expenses in proportion to the amount of assets each invests in the Master Portfolio. Each feeder can set its own transaction minimums, fund-specific expenses and conditions.

Feeder Fund Rights. Under the master/feeder structure, each Fund's Board of Directors retains the right to withdraw the Fund's assets from the Master Portfolio if it believes doing so is in the shareholders' best interests. If the Directors withdraw the Fund's assets, they would then consider whether the Fund should hire its own investment adviser, invest in another master portfolio or take other action.

                                                            DETAILS IN COMMON 23

Financial Highlights

           The tables below provide a picture of each Fund's financial performance. The per share information reflects financial results for a single Fund share. The total returns in the tables represent the rates of return that an investor would have earned or lost on an investment in each of the Funds, assuming reinvestment of all dividends and distributions. The information has been audited by KPMG LLP, independent auditors, whose report, along with the Funds' financial statements, is included in the Funds' annual reports. You may obtain copies of the annual reports at no cost by calling toll-free 1 888 204 3956, 8am to 5pm Eastern time, Monday through Friday.

                                                     ASSET ALLOCATION FUND
                            Ten-Month Period Year Ended Year Ended Year Ended Year Ended Year Ended
                            Ended 12/31/99** 2/28/99    2/28/98    2/28/97    2/29/96    2/28/95
---------------------------------------------------------------------------------------------------
  Net Asset Value,
  Beginning of Period             $14.07        $13.50     $12.12     $11.83      $9.93     $10.19
---------------------------------------------------------------------------------------------------
  Income From Investment
  Operations:
  Net Investment Income             0.29          0.26       0.44       0.47       0.40       0.44
  Net Realized and
  Unrealized Gain (Loss)
  on Investments                    1.08          2.07       2.68       1.02       1.90      (0.14)
---------------------------------------------------------------------------------------------------
  Total From Investment
  Operations                        1.37          2.33       3.12       1.49       2.30       0.30
---------------------------------------------------------------------------------------------------
  Less Distributions:
  From Net Investment
  Income                           (0.29)        (0.26)     (0.44)     (0.47)     (0.40)     (0.44)
  From Net Realized Gains          (2.58)        (1.50)     (1.30)     (0.73)        --      (0.12)
---------------------------------------------------------------------------------------------------
  Total Distributions              (2.87)        (1.76)     (1.74)     (1.20)     (0.40)     (0.56)
---------------------------------------------------------------------------------------------------
  Net Asset Value, End of
  Period                          $12.57        $14.07     $13.50     $12.12     $11.83      $9.93
---------------------------------------------------------------------------------------------------
  Total Return                     9.95%        17.83%     27.10%     13.09%     23.54%      3.28%
---------------------------------------------------------------------------------------------------
  Ratios/Supplemental
  Data:
  Net Assets, End of
  Period (000)                  $562,523      $599,093   $534,746   $431,585   $397,930   $293,696
---------------------------------------------------------------------------------------------------
  Portfolio Turnover
  Rate++                             39%           33%        57%        43%        40%        24%*
---------------------------------------------------------------------------------------------------
  Ratios to Average Net
  Assets:+
  Ratio of Expenses to
  Average Net Assets(/1/)          0.75%         0.75%      0.75%      0.75%      0.75%      0.75%
  Ratio of Net Investment
  Income (Loss) to Average
  Net Assets(/2/)                  2.36%         1.84%      3.37%      3.95%      3.62%      4.62%
---------------------------------------------------------------------------------------------------
  (/1/)Ratio of expenses
  to average net assets
  prior to waived fees and
  reimbursed expenses                N/A           N/A        N/A        N/A        N/A      0.76%
  (/2/)Ratio of net
  investment income (loss)
  to average net assets
  prior to waived fees and
  reimbursed expenses                N/A           N/A        N/A        N/A        N/A      4.61%

*This rate includes the period from March 1, 1994 to May 25, 1994 when the Fund was a stand-alone Fund, and the period from May 26, 1994 to February 28, 1995 when the Fund invested all of its assets in the corresponding Master Portfolio. Portfolio turnover after May 26, 1994 is reported by the Master Portfolio. **The Fund changed its fiscal year end from February 28 to December 31.
+These ratios include expenses charged to the corresponding Master Portfolio. ++Represents the portfolio turnover of each Fund's corresponding Master Portfolio.

24 BARCLAYS GLOBAL INVESTOR FUNDS, INC.

                                                        BOND INDEX FUND

                            Ten-Month Period Year Ended Year Ended Year Ended Year Ended Year Ended
                            Ended 12/31/99** 2/28/99    2/28/98    2/28/97    2/29/96    2/28/95
---------------------------------------------------------------------------------------------------
  Net Asset Value,
  Beginning of Period              $9.73         $9.73     $9.43       $9.66     $9.20      $9.76
---------------------------------------------------------------------------------------------------
  Income From Investment
  Operations:
  Net Investment Income             0.50          0.60      0.64        0.63      0.64       0.64
  Net Realized and
  Unrealized Gain (Loss)
  on Investments                   (0.58)           --      0.30       (0.23)     0.46      (0.56)
---------------------------------------------------------------------------------------------------
  Total From Investment
  Operations                       (0.08)         0.60      0.94        0.40      1.10       0.08
---------------------------------------------------------------------------------------------------
  Less Distributions:
  From Net Investment
  Income                           (0.50)        (0.60)    (0.64)      (0.63)    (0.64)     (0.64)
  From Net Realized Gains             --            --        --          --        --         --
---------------------------------------------------------------------------------------------------
  Total Distributions              (0.50)        (0.60)    (0.64)      (0.63)    (0.64)     (0.64)
---------------------------------------------------------------------------------------------------
  Net Asset Value, End of
  Period                           $9.15         $9.73     $9.73       $9.43     $9.66      $9.20
---------------------------------------------------------------------------------------------------
  Total Return                    (0.82%)        6.24%    10.36%       4.32%    12.17%      1.12%
---------------------------------------------------------------------------------------------------
  Ratios/Supplemental
  Data:
  Net Assets, End of
  Period (000)                  $133,385      $126,733   $93,776    $129,469   $58,090    $18,593
---------------------------------------------------------------------------------------------------
  Portfolio Turnover
  Rate++                             25%           28%       59%         39%       21%        14%*
---------------------------------------------------------------------------------------------------
  Ratios to Average Net
  Assets:+
  Ratio of Expenses to
  Average Net Assets(/1/)          0.23%         0.23%     0.23%       0.23%     0.23%      0.23%
  Ratio of Net Investment
  Income (Loss) to Average
  Net Assets(/2/)                  6.30%         6.10%     6.66%       6.69%     6.67%      7.08%
---------------------------------------------------------------------------------------------------
  (/1/)Ratio of expenses
  to average net assets
  prior to waived fees and
  reimbursed expenses                N/A           N/A       N/A        0.32%     0.53%     0.71%
  (/2/)Ratio of net
  investment income (loss)
  to average net assets
  prior to waived fees
  and reimbursed expenses            N/A           N/A       N/A        6.60%     6.37%     6.61%

*This rate includes the period from March 1, 1994 to May 25, 1994 when the Fund was a stand-alone Fund, and the period from May 26, 1994 to February 28, 1995 when the Fund invested all of its assets in the corresponding Master Portfolio. Portfolio turnover after May 26, 1994 is reported by the Master Portfolio. **The Fund changed its fiscal year end from February 28 to December 31.
+These ratios include expenses charged to the corresponding Master Portfolio. ++Represents the portfolio turnover of each Fund's corresponding Master Portfolio.

                                                            DETAILS IN COMMON 25

                                                      S&P 500 STOCK FUND
                            Ten-Month Period Year Ended  Year Ended  Year Ended  Year Ended Year Ended
                            Ended 12/31/99** 2/28/99     2/28/98     2/28/97     2/29/96    2/28/95
------------------------------------------------------------------------------------------------------
  Net Asset Value,
  Beginning of Period              $24.80        $22.08      $17.03      $14.02     $10.83     $10.50
------------------------------------------------------------------------------------------------------
  Income From Investment
  Operations:
  Net Investment Income
  (Loss)                             0.29          0.34        0.33        0.32       0.31       0.27
  Net Realized and
  Unrealized Gain (Loss)
  on Investments                     4.47          3.87        5.46        3.23       3.36       0.41
------------------------------------------------------------------------------------------------------
  Total From Investment
  Operations                         4.76          4.21        5.79        3.55       3.67       0.68
------------------------------------------------------------------------------------------------------
  Less Distributions:
  From Net Investment
  Income                            (0.34)        (0.34)      (0.33)      (0.32)     (0.30)     (0.27)
  From Net Realized Gains           (2.19)        (1.15)      (0.41)      (0.22)     (0.18)     (0.08)
------------------------------------------------------------------------------------------------------
  Total Distributions               (2.53)        (1.49)      (0.74)      (0.54)     (0.48)     (0.35)
------------------------------------------------------------------------------------------------------
  Net Asset Value, End of
  Period                           $27.03        $24.80      $22.08      $17.03     $14.02     $10.83
------------------------------------------------------------------------------------------------------
  Total Return                    19.67%         19.50%      34.62%      25.82%     34.35%      6.71%
------------------------------------------------------------------------------------------------------
  Ratios/Supplemental
  Data:
  Net Assets, End of
  Period (000)                 $2,844,438    $2,543,456  $2,292,433  $1,423,024   $882,696   $448,776
------------------------------------------------------------------------------------------------------
  Portfolio Turnover
  Rate++                               7%           11%          6%          4%         2%         8%*
------------------------------------------------------------------------------------------------------
  Ratios to Average Net
  Assets:+
  Ratio of Expenses to
  Average Net Assets(/1/)           0.20%         0.20%       0.20%       0.20%      0.20%      0.21%
  Ratio of Net Investment
  Income to Average Net
  Assets(/2/)                       1.29%         1.45%       1.73%       2.15%      2.52%      2.93%
------------------------------------------------------------------------------------------------------
  (/1/)Ratio of expenses
  to average net assets
  prior to waived fees and
  reimbursed expenses                 N/A           N/A         N/A       0.22%      0.26%      0.25%
  (/2/)Ratio of net
  investment income to
  average net assets prior
  to waived fees and
  reimbursed expenses                 N/A           N/A         N/A       2.13%      2.46%      2.88%

*This rate includes the period from March 1, 1994 to May 25, 1994 when the Fund was a stand-alone Fund, and the period from May 26, 1994 to February 28, 1995 when the Fund invested all of its assets in the corresponding Master Portfolio. Portfolio turnover after May 26, 1994 is reported by the Master Portfolio. **The Fund changed its fiscal year end from February 28 to December 31.
+These ratios include expenses charged to the corresponding Master Portfolio. ++Represents the portfolio turnover of each Fund's corresponding Master Portfolio.

26 BARCLAYS GLOBAL INVESTOR FUNDS, INC.

[This page intentionally left blank.]

                                                            DETAILS IN COMMON 27

[This page intentionally left blank.]

28 BARCLAYS GLOBAL INVESTOR FUNDS, INC.

For more detailed information on the Funds, request a copy of their annual and semi-annual reports to shareholders and their Statement of Additional Information (SAI). The annual and semi-annual reports discuss Fund investments over the last fiscal year. They also review the market conditions and investment strategies that materially affectedFund performance.

The SAI provides detailed information on the Funds. BGFA has electronically filed the SAI, dated July 1, 2000, with the Securities and Exchange Commission. It is incorporated by reference into this prospectus.

The Barclays Global Investors Funds "Shareholder Guide," also incorporated by reference into this prospectus, provides information on how to buy and sell shares of the Funds.

If you have any questions about the Funds or wish to obtain both the reports and SAI free of charge, please call the Funds'toll-free number:
1 888 204 3956

Or you may write Barclays Global Investors Funds, Inc.:
c/o Investors Bank & Trust Co.
P.O. Box 9130
Mail Code MFD23
Boston, MA 02117-9130

You can also obtain this information through the Internet on the Securities and Exchange Commission's Website:
http://www.sec.gov

The Securities and Exchange Commission will furnish hard copies of the documents, upon payment of a duplicating fee, through the Public Reference Section. Address your request to:
Public Reference Section of the SEC
Washington, D.C. 20549-6009

You can also review and copy the documents at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call the Commission at 1 800 SEC 0330 for further details.

Investment Company Act File No.:
811-7332

                                           BARCLAYS GLOBAL INVESTORS FUNDS, INC.

PROSPECTUS/JULY 1, 2000

Like shares of all
mutual funds, these
securities have not been
approved or disapproved
by the Securities and
Exchange Commission nor
has the Securities and
Exchange Commission
passed upon the accuracy
or adequacy of this
prospectus.
Any representation to
the contrary is a
criminal offense.
Money Market Fund

Providing income and preserving capital

                                           BARCLAYS GLOBAL INVESTORS FUNDS, INC.

Table of Contents
FUND BASICS


         2 Investment Objective

         2 Principal Investment Strategy

         3 Principal Risk Factors

         4 Investment Returns

         5 Fees and Expenses

FUND DETAILS


         6 Principal Investments

         7 Management of the Fund

         8 Shareholder Information

        12 Financial Highlights

FUND BASICS
Investment Objective/1/
[LOGO OF AUTO ICON APPEARS HERE]
Principal Investment Strategy
[LOGO OF MAP APPEARS HERE]
The Fund seeks a high level of income consistent with liquidity and the preservation of capital.
The Fund invests in high-quality, short-term government and corporate debt.

/1/The Money Market Fund invests all of its assets in a Master Portfolio that has a substantially identical investment objective. For simplicity's sake, all discussion of investment objectives, strategies and risks of the Fund refer also to the objectives, strategies and risks of its Master Portfolio, unless otherwise indicated. A detailed examination of the relationship of the Fund to its Master Portfolio appears on page 11.
BARCLAYS GLOBAL INVESTORS FUNDS, INC.

Principal Risk Factors
[LOGO OF SPEEDING AUTO APPEARS HERE]
--------------------------------------------------------------------------------
Defining Terms

Short-term
securities have
a remaining
maturity of 397
days or less.
The Fund's
portfolio will
maintain an
average-weighted
maturity of
90 days or less.

 .The value of the short-term securities in which the Fund invests may fall because of an increase in interest rates. Increasing interest rates reduce the value of debt securities generally, even the value of debt securities issued by the US government.

 .The value of individual securities held by the Fund may fall with the decline in a borrower's real or apparent ability to meet its financial obligations.

An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund
The Fund may be appropriate for investors who:

 .seek income comparable to money market rates

 .wish to maintain the value of their investment in the long and short term

 .desire an investment that can be readily converted to cash

For a complete analysis of Fund risks, please refer to the Fund's Statement of Additional Information (SAI). The SAI is incorporated by reference in this prospectus and is available free of charge from your shareholder servicing agent or by calling 1 888 204 3956.
                                                                     FUND BASICS

Investment Returns
[SPEEDOMETER ICON]
-------------------
Defining Terms

The Fund's
seven-day yield,
also called the
current yield,
annualizes the
amount of income
the Fund
generates over a
seven-day period
by projecting
the amount for
an entire year.

Total Returns
The bar chart and the table in this section provide some indication of the risks of investing in the Money Market Fund by showing changes in the Fund's performance from year to year. The bar chart shows the returns for the Fund for each full calendar year since the Fund's inception. The average annual total return table compares the Fund's average annual total return with the return of its corresponding index for one and five years and since the Fund's inception. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

Money Market Fund
Year-By-Year Returns

1994          3.93%
1995          5.66%
1996          5.10%
1997          5.33%
1998          5.26%
1999          4.92%

The highest and lowest quarterly returns for the Money Market Fund for the periods covered by the bar chart above are listed below:

      Highest Quarterly                                   Lowest Quarterly
      Return: 1st Qtr. '95                                Return: 1st Qtr. '94
             1.42%                                               0.73%

  MONEY MARKET FUND AVERAGE ANNUAL TOTAL RETURNS (AS OF
  DECEMBER 31, 1999)
                                                     SINCE INCEPTION
                                 ONE YEAR FIVE YEARS (JULY 2, 1993)*
--------------------------------------------------------------------
  Money Market Fund               4.92%     5.24%         4.85%
--------------------------------------------------------------------
  Salomon 3 Month Treasury Bill   4.74%     5.24%         4.90%

*The Salomon 3-Month Average is calculated from June 30, 1993.

To learn the Fund's current seven-day yield, call the Fund's transfer agent, Investors Bank & Trust Co. (IBT), at 1 888 204 3956.
BARCLAYS GLOBAL INVESTORS FUNDS, INC.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares in the Fund. The expenses are deducted from Fund assets, which means you pay them indirectly.

  ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  Management fees                                          0.10%
------------------------------------------------------------------------------
  Other expenses                                           0.35%
------------------------------------------------------------------------------
  Total annual Fund operating expenses*                    0.45%

*Total annual Fund operating expenses in the above table and the following example reflect the expenses of both the Fund and the Master Portfolio in which it invests.

Example
The example below is intended to help you compare the Fund's costs with those of other mutual funds. The example illustrates the costs you would have incurred on an initial $10,000 investment in the Fund over the time periods shown. It assumes your investment earns an annual return of 5% over the periods and that the Fund's operating expenses remain the same.

The Fund does not charge a sales load or other fee upon redemption. This means that your expenses for each period would be the same whether or not you sell your shares at the end of a period. Your actual costs may be higher or lower than this hypothetical example.

                     1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------------------
  Money Market Fund   $46    $144    $252     $567

                                                                     FUND BASICS

FUND DETAILS
Principal Investments
--------------------------------------------------------------------------------
Defining Terms:

Floating rate
and variable
rate debt
securities are
instruments with
interest rates
that are
adjusted either
on a schedule or
when an index
orbenchmark
changes.

Bank obligations
are backed by
funds of a
financial
institution. In
addition to
domestic bank
obligations, the
Fund may invest
in obligations
of foreign bank
branches located
inside and
outside the
United States
and US bank
branches located
outside the
United States.

Corporate
obligations
include
unsecured debt
instruments,
such as
commercial paper
and corporate
notes, issued by
financial
institutions,
insurance
companies
andindustrial
corporations.

Repurchase
agreements
obligate a
person selling
US government or
other high-
quality
securities to
buy them back
within a
specified period
of time (usually
one week or
less) at an
agreed-upon
price.

Asset-backed
securities are
financial
instruments
collateralized
by one or more
types of assets,
including loans
and receivables.
The Money Market Fund invests in fixed rate, floating rate and variable rate debt securities that meet the following requirements:

 .They have remaining maturities of 397 days (about 13 months) or less.

 .They are rated in the top two quality short-term categories, according to credit rating agencies such as Moody's Investors Services or Standard & Poor's Corp.

 .If the securities are unrated, BGFA must have determined that their credit compares with the credit of the rated securities it is permitted to buy. BGFA must make this comparison in accordance with guidelines adopted by the Master Portfolio's Board of Trustees./1/

 .The principal and interest of all securities in the Master Portfolio are payable in US dollars.

Within these guidelines, the Fund may invest in US and foreign government debt, including the debt of agencies and instrumentalities, such as Fannie Mae and the Student Loan Marketing Association, US and foreign bank obligations, corporate obligations, repurchase agreements, and asset-backed securities.


/1/A detailed examination of the relationship of the Fund to its Master Portfolio appears on page 11.
BARCLAYS GLOBAL INVESTORS FUNDS, INC.

Management of the Fund
Investment Adviser
The Fund is a feeder fund that invests all of its assets in a similarly named Master Portfolio with substantially identical investment objectives, strategies and policies. Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction for the Master Portfolio. For its services to the Master Portfolio, BGFA is entitled to receive an annual fee of 0.10% of the Master Portfolio's average daily net assets.

BGFA is located at 45 Fremont Street, San Francisco, California 94105. It is a wholly owned subsidiary of Barclays Global Investors, N.A. ("BGI"), which in turn is an indirect subsidiary of Barclays Bank PLC. BGI, including its affiliates, is the world's largest manager of institutional investment assets. As of December 31, 1999, BGI and its affiliates, including BGFA, provided investment advisory services for over $782 billion in assets.

Administrative Services
BGI and Stephens Inc., a full service broker/dealer, provide the following services as the Money Market Fund's co-administrators:

 .management of the Fund's non-investment operations

 .preparation of reports for the Fund's Board of Directors

 .preparation of required reports for the Securities and Exchange Commission and state securities commissions

 .preparation of proxy statements and shareholder reports

BGI and Stephens are entitled to receive a combined annual fee of 0.35% of the Fund's average daily net assets. In return for this fee, BGI and Stephens have agreed to absorb all expenses for the Fund other than the investment advisory fee, extraordinary expenses, brokerage and other expenses connected to the execution of portfolio transactions and certain expenses which are borne by the Fund.
                                                                    FUND DETAILS

Shareholder Information
--------------------------------------------------------------------------------
Defining Terms

The Fund has
appointed
shareholder
servicing agents
to service
individual Money
Market Fund
accounts. In
addition to
buying and
selling shares
on behalf of
eligible
investors,
shareholder
servicing agents
may answer
shareholder
inquiries, keep
records and
provide reports
on the status of
individual
accounts. The
Money Market Fund
does not charge
extra for these
services, but
compensates
shareholder
servicing agents
as part of their
operating expenses.

The amortized
cost method
marks down any
premium, or
marks up any
discount, on
short-term debt
that the Fund
buys at a
constant rate
until maturity.
It does not
reflect daily
fluctuations in
market value.

Investors Bank &
Trust is the
Fund's
custodian,
transfer agent
and dividend
disbursing
agent.
Additional shareholder information, including how to buy and sell shares of the Fund, is available free of charge by calling toll-free 1 888 204 3956.

Who is Eligible
To be eligible to purchase Money Market Fund shares, you must:

 .invest through an employer-sponsored or individual retirement savings plan

 .invest the proceeds rolled over from such a plan into an Individual Retirement Account

 .maintain an account with one of the Fund's shareholder servicing agents authorized to sell and service Fund shares or

 .invest a minimum of $1 million directly through Barclays Global Investors
(BGI).

Calculating the Fund's Share Price
Investors Bank & Trust (IBT) calculates the Fund's share price (also known as a Fund's net asset value) in accordance with the standard formula for valuing mutual fund shares at the close of regular trading (normally 4pm Eastern time) every day the New York Stock Exchange is open. The formula calls for deducting all of the Fund's liabilities from the total value of its assets--the market value of the securities it holds, plus cashreserves--and dividing the result by the number of shares outstanding. IBT uses the amortized cost method to account for any premiums or discounts above or below the face value of the securities it buys.

The Fund seeks to maintain a constant price of $1 per share, although it can offer no assurance that it will do so.

The price at which a purchase or redemption is made is based on the next calculation of net asset value after the order is received in proper form. BARCLAYS GLOBAL INVESTORS FUNDS, INC.

Dividends and Distributions
The Fund declares dividends daily and pays them out to investors every month. It distributes capital gains, if any, to the investors annually. Dividends and distributions payable to you will be automatically reinvested in additional shares of the Fund.

You begin earning dividends on your shares the day after your purchase order takes effect. You continue earning daily dividends on the shares until the date you sell them.

Please Note:
 .The Fund credits dividends earned on weekends and holidays to the preceding business day.

 .If you sell shares before the monthly dividend payment date, the Fund remits to the investor any dividends declared but not yet paid to the investor on the next dividend payment date.

Taxes
As with all mutual funds, you may be required to pay taxes on the Fund's net income and capital gains through distribution of such income and gains by the Fund to its shareholders. You will owe taxes even though your dividends and distributions are reinvested in Fund shares.

The amount of taxes you owe on your share of the Fund's income and gains will vary from year to year, based on the amount of dividends of net investment income and capital gain distributions the Fund pays out and your tax rate. Normally, dividends and distributions are taxable to you when paid. However, when dividends and distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.
                                                                    FUND DETAILS

Dividends and capital gain distributions usually create the following tax liability:

  TRANSACTION                  TAX STATUS
  Income dividends             Ordinary income
----------------------------------------------
  Short-term capital gain
  distributions                Ordinary income
----------------------------------------------
  Long-term capital gain
  distributions                Capital gain

Dividends and distributions from the Fund paid to corporate shareholders will not qualify for the dividends-received deduction generally available to corporate taxpayers.

As long as the Fund maintains a $1.00 net asset value per share, your sales and exchanges of Fund shares should not be taxable.

After December 31 of a year, the Fund will send you a notice that tells you how much you've received in dividends and distributions during the year and their federal tax status. You could also be subject to foreign, state and local taxes on such dividends and distributions.

The Fund is required to withhold 31% as "backup withholding" on any payments to you by it (including amounts deemed paid in the case of exchanges) if you haven't given us a correct Taxpayer Identification Number (TIN) and certified that the TIN is correct and withholding doesn't apply, the Internal Revenue Service (IRS) notifies the Fund that your TIN given to us is incorrect or the IRS informs us that you are otherwise subject to backup withholding. You may also be subject to IRS penalties if you give us an incorrect TIN. Any amounts withheld can be applied against your federal income tax liability.

In general, the Fund is also required to withhold 30% from dividends paid to foreign shareholders.

Because each investor's tax circumstances are unique and because tax laws are subject to change, we recommend that you consult your tax adviser about your investment.
BARCLAYS GLOBAL INVESTORS FUNDS, INC.

Master/Feeder Mutual Fund Structure
The Fund does not have its own investment adviser. Instead, the Fund invests all of its assets in a separate mutual fund, called a Master Portfolio, that has a substantially identical investment objective as the Fund. BGFA serves as Investment Adviser to the Master Portfolio. The Master Portfolio may accept investments from other feeder funds.

Feeder Fund Expenses. The feeders bear the Master Portfolio's expenses in proportion to the amount of assets each invests in the Master Portfolio. Each feeder can set its own transaction minimums, fund-specific expenses and conditions.

Feeder Fund Rights. Under the master/feeder structure, the Fund's Board of Directors retains the right to withdraw the Fund's assets from the Master Portfolio if it believes doing so is in the shareholders' best interests. If the Fund's Board of Directors withdraws the Money Market Fund's assets, it would then consider whether the Fund should hire its own investment adviser, invest in another master portfolio or take other action.
                                                                    FUND DETAILS

Financial Highlights
           The table below provides a picture of the Money Market Fund's financial performance. The information selected reflects financial results for a single Fund share. The total returns in the table represent the rates of return that an investor would have earned or lost on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information has been audited by KPMG LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You may obtain copies of the annual report at no cost by calling 1 888 204 3956 toll-free, 8am to 5pm Eastern time, Monday through Friday.

                            Ten-Month Period Year Ended Year Ended Year Ended Year Ended Year Ended
                            Ended 12/31/99*  2/28/99+   2/28/98    2/28/97    2/29/96    2/28/95
---------------------------------------------------------------------------------------------------
   Net Asset Value,
  Beginning of Period              $1.00         $1.00      $1.00      $1.00      $1.00      $1.00
---------------------------------------------------------------------------------------------------
   Income from Investment
  Operations:
   Net Investment Income            0.04          0.05       0.05       0.05       0.05       0.04
   Net Realized and
  Unrealized Gain on
  Investments                         --            --         --         --         --         --
---------------------------------------------------------------------------------------------------
   Total from Investment
  Operations                        0.04          0.05       0.05       0.05       0.05       0.04
---------------------------------------------------------------------------------------------------
   Less Distributions:
   From Net Investment
  Income                           (0.04)        (0.05)     (0.05)     (0.05)     (0.05)     (0.04)
   From Net Realized Gains            --            --         --         --         --         --
---------------------------------------------------------------------------------------------------
   Total Distributions            (0.04)         (0.05)     (0.05)     (0.05)     (0.05)     (0.04)
---------------------------------------------------------------------------------------------------
   Net Asset Value, End of
  Period                           $1.00         $1.00      $1.00      $1.00      $1.00      $1.00
---------------------------------------------------------------------------------------------------
   Total Return                    4.14%         5.15%      5.35%      5.10%      5.60%      4.40%
---------------------------------------------------------------------------------------------------
   Supplemental Data:
   Net Assets, End of
  Period (000)                  $143,258      $205,317   $180,375   $177,046   $156,852   $147,269
---------------------------------------------------------------------------------------------------
   Ratios to Average Net
  Assets:++
   Ratio of Expenses to
  Average Net Assets(/1/)          0.45%         0.45%      0.45%      0.45%      0.45%      0.45%
   Ratios of Net
  Investment Income to
  Average Net Assets(/2/)          4.86%         4.62%      5.23%      4.96%      5.44%      4.44%
---------------------------------------------------------------------------------------------------
  (/1/)Ratio of Expenses
  to Average Net Assets
  Prior to Waived Fees and
  Reimbursed Expenses                N/A           N/A        N/A      0.48%      0.49%      0.57%
  (/2/)Ratio of Net
  Investment Income to
  Average Net Assets Prior
  to Waived Fees and
  Reimbursed Expenses                N/A           N/A        N/A      4.93%      5.40%      4.32%

*The Fund changed its fiscal year end from February 28 to December 31.
+The Money Market Fund converted to a master/feeder structure on September 1, 1998.
++Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolios.
BARCLAYS GLOBAL INVESTORS FUNDS, INC.

For more detailed information on the Fund, request a copy of its annual and semi-annual reports to shareholders and its Statement of Additional Information
(SAI). The annual and semi-annual reports discuss the Fund's investments over the last fiscal year. They also review the market conditions and investment strategies that materially affectedFund performance.

The SAI provides detailed information on the Fund. BGFA has electronically filed the SAI, dated July 1, 2000, with the Securities and Exchange Commission. It is incorporated by reference into this prospectus.

The Barclays Global Investors Funds "Shareholder Guide," also incorporated by reference into this prospectus, provides information on how to buy and sell shares of the Fund.

If you have any questions about the Fund or wish to obtain both the reports and SAI free of charge, please call the Fund's toll-free number:
1 888 204 3956

Or you may write Barclays Global Investors Funds, Inc.:
c/o Investors Bank & Trust Co.
P.O. Box 9130
Mail Code MFD23
Boston, MA 02117-9130

You can also obtain this information through the Internet on the Securities and Exchange Commission's Website:
http://www.sec.gov

The Securities and Exchange Commission will furnish hard copies of the documents, upon payment of a duplicating fee, through the Public Reference Section. Address your request to:
Public Reference Section of the SEC Washington, D.C. 20549-6009

You can also review and copy the documents at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call the Commission at 1 800 SEC 0330 for further details.

Investment Company Act File No.:

811-7332
                                           BARCLAYS GLOBAL INVESTORS FUNDS, INC.

PROSPECTUS/JULY 1, 2000

Like shares of all
mutual funds, these
securities have not been
approved or disapproved
by the Securities and
Exchange Commission nor
has the Securities and
Exchange Commission
passed upon the accuracy
or adequacy of this
prospectus.
Any representation to
the contrary is a
criminal offense.

Institutional
Money Market Fund

Institutional Shares

Providing income and
preserving capital

                                           BARCLAYS GLOBAL INVESTORS FUNDS, INC.

Table of Contents

FUND BASICS


         2 Investment Objective

         2 Principal Investment Strategy

         3 Principal Risk Factors

         4 Investment Returns

         6 Fees and Expenses

FUND DETAILS


         7 Principal Investments

         8 Management of the Fund

         9 Shareholder Information

        14 Financial Highlights

FUND BASICS

[LOGO OF AUTO ICON]

[LOGO OF MAP]

Investment Objective/1/

The Fund seeks a high level of income consistent with liquidity and the preservation of capital.

Principal Investment Strategy

The Fund invests in high-quality, short-term government and corporate debt.

/1/The Institutional Money Market Fund invests all of its assets in a Master Portfolio that has a substantially identical investment objective. For simplicity's sake, all discussion of investment objectives, strategies and risks of the Fund refer also to the objectives, strategies and risks of its Master Portfolio, unless otherwise indicated. A detailed examination of the relationship of the Fund to its Master Portfolio appears on page 13.

BARCLAYS GLOBAL INVESTORS FUNDS, INC.

Principal Risk Factors

[LOGO OF SPEEDING AUTO]
--------------------------------------------------------------------------------
Defining Terms

Short-term
securities have
a remaining
maturity of 397
days or less.
The Fund's
portfolio will
maintain an
average-weighted
maturity of
90 days or less.

 .The value of the short-term securities in which the Fund invests may fall because of an increase in interest rates. Increasing interest rates reduce the value of debt securities generally, even the value of debt securities issued by the US government.

 .The value of individual securities held by the Fund may fall with the decline in a borrower's real or apparent ability to meet its financial obligations.

An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund
The Fund may be appropriate for investors who:

 .seek income comparable to money market rates

 .wish to maintain the value of their investment in the long and short term

 .desire an investment that can be readily converted to cash

For a complete analysis of Fund risks, please refer to the Fund's Statement of Additional Information (SAI). The SAI is incorporated by reference in this prospectus and is available free of charge from your shareholder servicing agent or by calling 1 888 204 3956.
                                                                     FUND BASICS

Investment Returns

[lOGO OF SPEEDOMETER]
Total Returns
The bar chart and table in this section provide some indication of the risks of investing in the Institutional Money Market Fund. Because the Institutional Money Market Fund has been in existence for less than one calendar year, the bar chart and table show changes in the performance of the Money Market Fund of Barclays Global Investors Funds, Inc. ("BGIF") from year to year. The Money Market Fund is a separate fund from the Institutional Money Market Fund, but both Funds invest all of their assets in the same master portfolio. The returns of the Funds would differ due to differences in their respective operating expenses.

The bar chart shows the returns for the Money Market Fund for each full calendar year since its inception. The average annual total return table compares the Money Market Fund's average annual total return with the return of the Institutional Money Market Fund's corresponding index for one and five calendar years and since the Money Market Fund's inception. How the Money Market Fund performed in the past is not necessarily an indication of how the Institutional Money Market Fund will perform in the future.

Money Market Fund
Year-By-Year Return

1994       1995       1996       1997       1998       1999
----       ----       ----       ----       ----       ----
3.93%      5.66%      5.10%      5.33%      5.26%      4.92%

The total annual fund operating expenses for the periods reflected in the bar chart above for the Money Market Fund are 0.45%, but the Institutional Money Market Fund's annual fund operating expenses are 0.12% for the Institutional Class shares.

The highest and lowest quarterly returns for the Money Market Fund for the periods covered by the bar chart above are listed below:

      Highest Quarterly                                   Lowest Quarterly
      Return: 1st Qtr. '95                                Return: 1st Qtr. '94
             1.42%                                               0.73%

BARCLAYS GLOBAL INVESTORS FUNDS, INC.

-------------------
Defining Terms

The Fund's
seven-day yield,
also called the
current yield,
annualizes the
amount of income
the Fund
generates over a
seven-day period
by projecting
the amount for
an entire year.

  MONEY MARKET FUND AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
                                                          SINCE INCEPTION
                         ONE YEAR         FIVE YEARS     (July 2, 1993)**
--------------------------------------------------------------------------
  Money Market Fund        4.92%             5.24%             4.85%
--------------------------------------------------------------------------
  iMoneyNet, Inc.*         4.94%             5.34%             4.93%

* The Institutional Money Market Fund is tracked against the iMoneyNet, Inc. First Tier Institutional Taxable Money Market Fund Average. iMoneyNet, Inc. was formerly IBC Financial Data, Inc.
** The iMoneyNet, Inc. average is calculated from June 30, 1993.

To learn the Fund's current seven-day yield, call the Fund's Transfer Agent, Investors Bank & Trust Co. (IBT), at 1 888 204 3956.
                                                                     FUND BASICS

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares in the Fund. The expenses are deducted from Fund assets, which means you pay them indirectly.

  ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  Management fees                                          0.10%
------------------------------------------------------------------------------
  Other expenses*                                          0.02%
------------------------------------------------------------------------------
  Total annual Fund operating expenses**                   0.12%

 * "Other expenses" are based on estimated amounts for the current fiscal year. ** Total annual Fund operating expenses in the above table and the following example reflect the expenses of both the Fund and the Master Portfolio in which it invests.

Example
The example below is intended to help you compare the Fund's costs with those of other mutual funds. The example illustrates the costs you would have incurred on an initial $10,000 investment in the Fund over the time periods shown. It assumes your investment earns an annual return of 5% over the periods and that the Fund's operating expenses remain the same.

The Fund does not charge a sales load or other fee upon redemption. This means that your expenses for each period would be the same whether or not you sell your shares at the end of a period. Your actual costs may be higher or lower than this hypothetical example.

                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------
  Institutional
  Money Market
  Fund
  (Institutional
  Class shares)       $12        $39        $68        $154

BARCLAYS GLOBAL INVESTORS FUNDS, INC.

FUND DETAILS

Principal Investments
--------------------------------------------------------------------------------
Defining Terms:

Floating rate
and variable
rate debt
securities are
instruments with
interest rates
that are
adjusted either
on a schedule or
when an index or
benchmark changes.

Bank obligations
are backed by
funds of a
financial
institution. In
addition to
domestic bank
obligations, the
Fund may invest
in obligations
of foreign bank
branches located
inside and
outside the
United States
and US bank
branches located
outside the
United States.

Corporate
obligations
include
unsecured debt
instruments,
such as
commercial paper
and corporate
notes, issued by
financial
institutions,
insurance
companies and
industrial corporations.

Repurchase
agreements
obligate a
person selling
US government or
other high-
quality
securities to
buy them back
within a
specified period
of time (usually
one week or
less) at an
agreed-upon
price.

Asset-backed
securities are
financial
instruments
collateralized
by one or more
types of assets,
including loans
and receivables.
The Institutional Money Market Fund invests in fixed rate, floating rate and variable rate debt securities that meet the following requirements:

 .They have remaining maturities of 397 days (about 13 months) or less.

 .They are rated in the top two quality short-term categories, according to credit rating agencies such as Moody's Investors Services or Standard & Poor's Corp.

 .If the securities are unrated, BGFA must have determined that their credit compares with the credit of the rated securities it is permitted to buy. BGFA must make this comparison in accordance with guidelines adopted by the Master Portfolio's Board of Trustees./1/

 .The principal and interest of all securities in the Master Portfolio are payable in US dollars.

Within these guidelines, the Fund may invest in US and foreign government debt, including the debt of agencies and instrumentalities, such as Fannie Mae and the Student Loan Marketing Association, US and foreign bank obligations, corporate obligations, repurchase agreements, and asset-backed securities.


/1/A detailed examination of the relationship of the Fund to its Master Portfolio appears on page 13.
                                                                    FUND DETAILS

Management of the Fund

Investment Adviser
The Fund is a feeder fund that invests all of its assets in a Master Portfolio with substantially identical investment objectives, strategies and policies. Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction for the Master Portfolio. For its services to the Master Portfolio, BGFA is entitled to receive an annual fee of 0.10% of the Master Portfolio's average daily net assets.

BGFA is located at 45 Fremont Street, San Francisco, California 94105. It is a wholly owned subsidiary of Barclays Global Investors, N.A. ("BGI"), which in turn is an indirect subsidiary of Barclays Bank PLC. BGI, including its affiliates, is the world's largest manager of institutional investment assets. As of December 31, 1999, BGI and its affiliates, including BGFA, provided investment advisory services for over $782 billion in assets.

Administrative Services
BGI and Stephens Inc., a full service broker/dealer, provide the following services as the Institutional Money Market Fund's co-administrators:

 .management of the Fund's non-investment operations

 .preparation of reports for the Fund's Board of Directors

 .preparation of required reports for the Securities and Exchange Commission and state securities commissions

 .preparation of proxy statements and shareholder reports

BGI and Stephens are entitled to receive a combined annual fee of 0.02% of the Fund's average daily net assets. In return for this fee, BGI and Stephens have agreed to absorb all expenses for the Fund other than the investment advisory fee, extraordinary expenses, brokerage and other expenses connected to the execution of portfolio transactions and certain expenses which are borne by the Fund.

BARCLAYS GLOBAL INVESTORS FUNDS, INC.

Shareholder Information
--------------------------------------------------------------------------------
Defining Terms

Investors Bank &
Trust is the
Fund's
custodian,
transfer agent
and dividend
disbursing
agent.

Additional shareholder information, including how to buy and sell shares of the Fund is available free of charge by calling toll-free 1 888 204 3956.

Who is Eligible
To be eligible to purchase Institutional Money Market Fund shares, you must be an institutional investor and invest a minimum initial investment amount for the Institutional Class shares which is generally $25 million. Institutional Class shares must typically be purchased directly through BGI.

Contacting BGI Funds
Call the Fund's Transfer Agent, Investors Bank & Trust (IBT), at 1 888 204 3956, toll-free, Monday through Friday, 8am to 4pm Eastern time.

Buying Shares
You must submit your purchase order by the close of regular trading on the New York Stock Exchange (normally 4pm Eastern time) to purchase shares at that day's net asset value. Orders received after the close of regular trading on the New York Stock Exchange will be executed on the next business day. IBT must receive a completed application before it can open an account and receive wire orders.

You should instruct your bank to wire funds as follows:

Investors Bank & Trust Co.
ABA #011-001-438
Attn: Transfer Agent
Account # DDA 555555535
For Further Credit to: Barclays Global Investors Funds, Inc.
Shareholder Account Name:
Shareholder Account Number:
                                                                    FUND DETAILS

Selling Shares
You must submit your redemption order by the close of regular trading on the New York Stock Exchange (normally 4pm Eastern time) to redeem shares at that day's net asset value. Orders received after the close of regular trading on the New York Stock Exchange will be executed on the next business day.

IBT will employ procedures designed to confirm that your order is valid, but neither IBT nor the Fund may be held liable for acting on telephone instructions IBT reasonably believes to be valid. IBT will wire proceeds directly to your designated bank account.*

Important Notes:
It is important that you call the Fund before executing a large transaction. In consideration of the interests of all shareholders, the Fund reserves the right to reject any purchase orders or delay delivery of your redemption proceeds--up to seven days--if the amount will disrupt the Fund's operation or performance. Please contact IBT for further clarification.

Federal regulations require you to furnish a valid taxpayer identification number when you open your account.

*If you wish to change your bank wire instructions, you must make your request in writing and include a signature guarantee to help prevent fraud. You can obtain a signature guarantee from most banks and securities dealers. A signature guarantee is not a notarized signature.

BARCLAYS GLOBAL INVESTORS FUNDS, INC.

--------------------------------------------------------------------------------
Defining Terms

The amortized
cost method
marks down any
premium, or
marks up any
discount, on
short-term debt
that the Fund
buys at a
constant rate
until maturity.
It does not
reflect daily
fluctuations in
market value.

Calculating the Fund's Share Price
IBT calculates the Fund's share price (also known as a Fund's net asset value) in accordance with the standard formula for valuing mutual fund shares at the close of regular trading (normally 4pm Eastern time) every day the New York Stock Exchange is open. The formula calls for deducting all of the Fund's liabilities from the total value of its assets--the market value of the securities it holds, plus cash reserves--and dividing the result by the number of shares outstanding. IBT uses the amortized cost method to account for any premiums or discounts above or below the face value of the securities it buys.

The Fund seeks to maintain a constant price of $1 per share, although it can offer no assurance that it will do so.

The price at which a purchase or redemption is made is based on the next calculation of net asset value after the order is received in proper form.

Dividends and Distributions
The Fund declares dividends daily and pays them out to investors every month. It distributes capital gains, if any, to the investors annually. Dividends and distributions payable to you will be automatically reinvested in additional shares of the Fund.

You begin earning dividends on your shares the day your purchase order takes effect. You continue earning daily dividends on the shares up to but not including the date you sell them.

Please Note:
 .The Fund credits dividends earned on weekends and holidays to the preceding business day.

 .If you sell shares before the monthly dividend payment date, the Fund remits to the investor any dividends declared but not yet paid to the investor on the next dividend payment date.

 .If you sell all shares before the monthly dividend payment date, the Fund remits to the investor all dividends accrued with the sale proceeds.

                                                                    FUND DETAILS

Taxes
As with all mutual funds, you may be required to pay taxes on the Fund's net income and capital gains through distribution of such income and gains by the Fund to its shareholders. You will owe taxes even though your dividends and distributions are reinvested in fund shares.

The amount of taxes you owe on your share of the Fund's income and gains will vary from year to year, based on the amount of dividends of net investment income and capital gain distributions the Fund pays out and your tax rate. Normally, dividends and distributions are taxable to you when paid. However, when dividends and distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

Dividends and capital gain distributions usually create the following tax liability:

  TRANSACTION                  TAX STATUS
  Income dividends             Ordinary income
----------------------------------------------
  Short-term capital gain
  distributions                Ordinary income
----------------------------------------------
  Long-term capital gain
  distributions                Capital gain

Dividends and distributions from the Fund paid to corporate shareholders will not qualify for the dividends-received deduction generally available to corporate taxpayers.

As long as the Fund maintains a $1.00 net asset value per share, your sales and exchanges of Fund shares should not be taxable.

After December 31 of a year, the Fund will send you a notice that tells you how much you've received in dividends and distributions during the year and their federal tax status. You could also be subject to foreign, state and local taxes on such dividends and distributions.

Please provide the correct Taxpayer Identification Number (TIN) and note if you are subject to backup withholding. If the Internal Revenue Service (IRS) notifies the Fund that the TIN provided is incorrect or that you are otherwise subject to backup withholding, the Fund is required to withhold

BARCLAYS GLOBAL INVESTORS FUNDS, INC.

31% as "backup withholding" on any payments made to you by the Fund, including exchanges. Any amounts withheld can be applied against your federal income tax liability.

In general, the Fund is also required to withhold 30% from dividends paid to foreign shareholders.

Because each investor's tax circumstances are unique and because tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

Master/Feeder Mutual Fund Structure
The Fund does not have its own investment adviser. Instead, the Fund invests all of its assets in a separate mutual fund, called a Master Portfolio, that has a substantially identical investment objective as the Fund. BGFA serves as Investment Adviser to the Master Portfolio. The Master Portfolio may accept investments from other feeder funds.

Feeder Fund Expenses. The feeders bear the Master Portfolio's expenses in proportion to the amount of assets each invests in the Master Portfolio. Each feeder can set its own transaction minimums, fund-specific expenses and conditions.

Feeder Fund Rights. Under the master/feeder structure, the Fund's Board of Directors retains the right to withdraw the Fund's assets from the Master Portfolio if it believes doing so is in the shareholders' best interests. If the Fund's Board of Directors withdraws the Institutional Money Market Fund's assets, it would then consider whether the Fund should hire its own investment adviser, invest in another master portfolio or take other action.

Share Class. The Fund offers an additional share class with different expenses and expected returns than those described here. Call IBT for additional information, at 1 888 204 3956.
                                                                    FUND DETAILS

Financial Highlights

           The table below provides a picture of the Institutional Money Market Fund's Institutional Class Shares' financial performance. The information selected reflects financial results for a single Fund share. The total returns in the table represent the rates of return that an investor would have earned or lost on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information has been audited by KPMG LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You may obtain copies of the annual report at no cost by calling 1 888 204 3956 toll-free, 8am to 5pm Eastern time, Monday through Friday.

                                                                  Period Ended
                                                                  12/31/99(/1/)
           --------------------------------------------------------------------
           Net Asset Value, Beginning of Period                       $1.00
           --------------------------------------------------------------------
           Income from Investment Operations:
           Net Investment Income                                       0.02
           --------------------------------------------------------------------
           Total from Investment Operations                            0.02
           --------------------------------------------------------------------
           Less Distributions:
           From Net Investment Income                                 (0.02)
           --------------------------------------------------------------------
           Total Distributions                                        (0.02)
           --------------------------------------------------------------------
           Net Asset Value, End of Period                             $1.00
           --------------------------------------------------------------------
           Total Return                                               2.26%
           --------------------------------------------------------------------
           Supplemental Data:
           Net Assets, End of Period                                 $5,062
           --------------------------------------------------------------------
           Ratios to Average Net Assets:(/2/)
           Ratio of Expenses to Average Net Assets                    0.07%
           Ratios of Net Investment Income to Average Net Assets      2.97%

           (/1/)The Fund commenced operations on August 1, 1999.
           (/2/)These ratios are annualized and include expenses charged to the corresponding Master Portfolio.

BARCLAYS GLOBAL INVESTORS FUNDS, INC.

[This page intentionally left blank.]

[This page intentionally left blank.]

For more detailed information on the Fund, request a copy of the annual and semi-annual reports to shareholders and the Statement of Additional Information
(SAI). The annual and semi-annual reports discuss the Fund's investments over the last fiscal year. They also review the market conditions and investment strategies that materially affected Fund performance.

The SAI provides detailed information on the Fund. BGFA has electronically filed the SAI, dated July 1, 2000, with the Securities and Exchange Commission. It is incorporated by reference into this prospectus.

If you have any questions about the Fund or wish to obtain both the reports and SAI free of charge, please call the Fund's toll-free number:

1 888 204 3956

Or you may write Barclays Global Investors Funds, Inc.:

c/o Investors Bank & Trust Co.
P.O. Box 9130
Mail Code MFD23
Boston, MA 02117-9130

You can also obtain this information through the Internet on the Securities and Exchange Commission's Website:

http://www.sec.gov

The Securities and Exchange Commission will furnish hard copies of the documents, upon payment of a duplicating fee, through the Public Reference Section. Address your request to:

Public Reference Section of the SEC
Washington, D.C. 20549-6009

You can also review and copy the documents at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call the Commission at 1 800 SEC 0330 for further details.

Investment Company Act File No.:

811-7332
                                           BARCLAYS GLOBAL INVESTORS FUNDS, INC.

PROSPECTUS/JULY 1, 2000

Like shares of all
mutual funds, these
securities have not been
approved or disapproved
by the Securities and
Exchange Commission nor
has the Securities and
Exchange Commission
passed upon the accuracy
or adequacy of this
prospectus. Any
representation to the
contrary is a criminal
offense.

Institutional
Money Market Fund

     Distributor Shares

Providing income and
preserving capital

                                           BARCLAYS GLOBAL INVESTORS FUNDS, INC.

Table of Contents

FUND BASICS


         2 Investment Objective

         2 Principal Investment Strategy

         3 Principal Risk Factors

         4 Investment Returns

         6 Fees and Expenses

FUND DETAILS


         7 Principal Investments

         8 Management of the Fund

        10 Shareholder Information

        15 Financial Highlights

FUND BASICS

Investment Objective/1/

[LOGO OF AUTO ICON]

[LOGO OF MAP]

The Fund seeks a high level of income consistent with liquidity and the preservation of capital.

Principal Investment Strategy

The Fund invests in high-quality, short-term government and corporate debt.

/1/The Institutional Money Market Fund invests all of its assets in a Master Portfolio that has a substantially identical investment objective. For simplicity's sake, all discussion of investment objectives, strategies and risks of the Fund refer also to the objectives, strategies and risks of its Master Portfolio, unless otherwise indicated. A detailed examination of the relationship of the Fund to its Master Portfolio appears on page 14.

BARCLAYS GLOBAL INVESTORS FUNDS, INC.

Principal Risk Factors

[LOGO OF SPEEDING AUTO APPEARS HERE]
--------------------------------------------------------------------------------
Defining Terms

Short-term
securities have
a remaining
maturity of 397
days or less.
The Fund's
portfolio will
maintain an
average-weighted
maturity of
90 days or less.

 .The value of the short-term securities in which the Fund invests may fall because of an increase in interest rates. Increasing interest rates reduce the value of debt securities generally, even the value of debt securities issued by the US government.

 .The value of individual securities held by the Fund may fall with the decline in a borrower's real or apparent ability to meet its financial obligations.

An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund

The Fund may be appropriate for investors who:

 .seek income comparable to money market rates

 .wish to maintain the value of their investment in the long and short term

 .desire an investment that can be readily converted to cash

For a complete analysis of Fund risks, please refer to the Fund's Statement of Additional Information (SAI). The SAI is incorporated by reference in this prospectus and is available free of charge from your shareholder servicing agent by calling 1 888 204 3956.
                                                                     FUND BASICS

Investment Returns

[SPEEDOMETER ICON]
Total Returns

The bar chart and table in this section provide some indication of the risks of investing in the Distributor Shares of the Institutional Money Market Fund. Because the Institutional Money Market Fund has been in existence for less than one calendar year the bar-chart and table show changes in the performance of the Money Market Fund of Barclays Global Investors Funds, Inc. ("BGIF") from year to year. The Money Market Fund is a separate fund from the Institutional Money Market Fund, but both Funds invest all of their assets in the same master portfolio. The returns of the Funds would differ due to differences in their respective operating expenses.

The bar chart shows the returns for the Money Market Fund for each full calendar year since its inception. The average annual total return table compares the Money Market Fund's average annual total return with the return of the Institutional Money Market Fund's corresponding index for one and five calendar years and since the Money Market Fund's inception. How the Money Market Fund performed in the past is not necessarily an indication of how the Distributor Shares of the Institutional Money Market Fund will perform in the future.

[BAR GRAPH APPEARS HERE]

FYE   1994               3.93%
FYE   1995               5.66%
FYE   1996               5.10%
FYE   1997               5.33%
FYE   1998               5.26%
FYE   1999               4.92%

The total annual fund operating expenses for the periods reflected in the bar chart above for the Money Market Fund are 0.45%, but the Institutional Money Market Fund's annual fund operating expenses are 0.22% for the Distributor Class shares.
The highest and lowest quarterly returns for the Money Market Fund for the periods covered by the bar chart above are listed below:

      Highest Quarterly                                   Lowest Quarterly
      Return: 1st Qtr. '95                                Return: 1st Qtr. '94
             1.42%                                               0.73%

BARCLAYS GLOBAL INVESTORS FUNDS, INC.

-------------------
Defining Terms

The Fund's
seven-day yield,
also called the
current yield,
annualizes the
amount of income
the Fund
generates over a
seven-day period
by projecting
the amount for
an entire year.


  MONEY MARKET FUND AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
                                                                            SINCE INCEPTION
                                                                               (July 2,
                            ONE YEAR               FIVE YEARS                   1993)**
-------------------------------------------------------------------------------------------
  Money Market Fund           4.92%                   5.24%                      4.85%
-------------------------------------------------------------------------------------------
  iMoneyNet, Inc.*            4.94%                   5.34%                      4.93%


*The Institutional Money Market Fund is tracked against the iMoneyNet, Inc.'s First Tier Institutional Taxable Money Market Fund Average. iMoneyNet, Inc. was formerly IBC Financial Data, Inc.
**The iMoneyNet, Inc. Average is calculated from June 30, 1993.

To learn the Fund's current seven-day yield, call the Fund's Transfer Agent, Investors Bank & Trust Co. (IBT), at 1 888 204 3956.

                                                                     FUND BASICS

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold Distributor Class shares in the Fund. The expenses are deducted from Fund assets, which means you pay them indirectly.

  ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  Management fees                                          0.10%
------------------------------------------------------------------------------
  Rule 12b-1 fees                                          0.10%
------------------------------------------------------------------------------
  Other expenses*                                          0.02%
------------------------------------------------------------------------------
  Total annual Fund operating expenses**                   0.22%

*"Other expenses" are based on estimated amounts for the current fiscal year. **Total annual Fund operating expenses in the above table and the following example reflect the expenses of both the Fund and the Master Portfolio in which it invests.

Example
The example below is intended to help you compare the Fund's costs with those of other mutual funds. The example illustrates the costs you would have incurred on an initial $10,000 investment in the Fund over the time periods shown. It assumes your investment earns an annual return of 5% over the periods and that the Fund's operating expenses remain the same.

The Fund does not charge a sales load or other fee upon redemption. This means that your expenses for each period would be the same whether or not you sell your shares at the end of a period. Your actual costs may be higher or lower than this hypothetical example.

                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
  Institutional Money Market Fund
  (Distributor Class shares)          $23         $71        $124         $280

BARCLAYS GLOBAL INVESTORS FUNDS, INC.

FUND DETAILS
Principal Investments
--------------------------------------------------------------------------------
Defining Terms:

Floating rate
and variable
rate debt
securities are
instruments with
interest rates
that are
adjusted either
on a schedule
or when an index
or
benchmark changes.

Bank obligations
are backed by
funds of a
financial
institution. In
addition to
domestic bank
obligations, the
Fund may invest
in obligations
of foreign bank
branches located
inside and
outside the
United States
and US bank
branches located
outside the
United States.

Corporate
obligations
include
unsecured debt
instruments,
such as
commercial paper
and corporate
notes, issued
by financial
institutions,
insurance companies
and
industrial corporations.

Repurchase
agreements
obligate a
person selling
US government or
other high-
quality
securities to
buy them back
within a
specified period
of time (usually
one week or
less) at an
agreed-upon
price.

Asset-backed
securities are
financial
instruments
collateralized
by one or more
types of assets,
including loans
and receivables.

The Institutional Money Market Fund invests in fixed rate, floating rate and variable rate debt securities that meet the following requirements:


 .They have remaining maturities of 397 days (about 13 months) or less.

 .They are rated in the top two quality short-term categories, according to credit rating agencies such as Moody's Investors Services or Standard & Poor's Corp.

 .If the securities are unrated, BGFA must have determined that their credit compares with the credit of the rated securities it is permitted to buy. BGFA must make this comparison in accordance with guidelines adopted by the Master Portfolio's Board of Trustees./1/

 .The principal and interest of all securities in the Master Portfolio are payable in US dollars.

Within these guidelines, the Fund may invest in US and foreign government debt, including the debt of agencies and instrumentalities, such as Fannie Mae and the Student Loan Marketing Association, US and foreign bank obligations, corporate obligations, repurchase agreements, and asset-backed securities.


/1/A detailed examination of the relationship of the Fund to its Master Portfolio appears on page 14.
                                                                    FUND DETAILS

Management of the Fund

Investment Adviser

The Fund is a feeder fund that invests all of its assets in a Master Portfolio with substantially identical investment objectives, strategies and policies. Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction for the Master Portfolio. For its services to the Master Portfolio, BGFA is entitled to receive an annual fee of 0.10% of the Master Portfolio's average daily net assets.

BGFA is located at 45 Fremont Street, San Francisco, California 94105. It is a wholly owned subsidiary of Barclays Global Investors, N.A. ("BGI"), which in turn is an indirect subsidiary of Barclays Bank PLC. BGI, including its affiliates, is the world's largest manager of institutional investment assets. As of December 31, 1999, BGI and its affiliates, including BGFA, provided investment advisory services for over $782 billion in assets.

Administrative Services

BGI and Stephens Inc., a full service broker/dealer, provide the following services as the Institutional Money Market Fund's co-administrators:

 .management of the Fund's non-investment operations

 .preparation of reports for the Fund's Board of Directors

 .preparation of required reports for the Securities and Exchange Commission and state securities commissions

 .preparation of proxy statements and shareholder reports

BGI and Stephens are entitled to receive a combined annual fee of 0.02% of the Fund's average daily net assets. In return for this fee, BGI and Stephens have agreed to absorb all expenses for the Fund other than the investment advisory fee, extraordinary expenses, brokerage and other expenses connected to the execution of portfolio transactions and certain expenses which are borne by the Fund.
BARCLAYS GLOBAL INVESTORS FUNDS, INC.

Distribution Plan
We have adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Distributor Class shares of the Fund. This plan is used to pay for distribution-related services, including ongoing compensation to selling agents. The fees are paid out of the Fund's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The fees paid under the plan are at an annual rate of 0.10% of the average daily net assets of the Distributor Class shares of the Fund.
                                                                    FUND DETAILS

Shareholder Information
--------------------------------------------------------------------------------
Defining Terms

Investors Bank &
Trust is the
Fund's
custodian,
transfer agent
and dividend
disbursing
agent.

Additional shareholder information, including how to buy and sell shares of the Fund is available free of charge by calling toll-free 1 888 204 3956.

Who is Eligible

To be eligible to purchase Institutional Money Market Fund shares, you must be an institutional investor and invest a minimum initial investment amount for the Distributor Class shares which is generally $10 million. Distributor Class shares may be purchased through BGI or through third party distributors of the Fund's Shares.

Contacting BGI Funds

Call the Fund's Transfer Agent, Investors Bank & Trust (IBT), at 1 888 204 3956, toll-free, Monday through Friday, 8am to 4pm Eastern time.

Buying Shares

You must submit your purchase order by the close of regular trading on the New York Stock Exchange (normally 4pm Eastern time) to purchase shares at that day's net asset value. Orders received after the close of regular trading on the New York Stock Exchange will be executed on the next business day. IBT must receive a completed application before it can open an account and receive wire orders.
BARCLAYS GLOBAL INVESTORS FUNDS, INC.

You should instruct your bank to wire funds as follows:

Investors Bank & Trust Co.
ABA #011-001-438
Attn: Transfer Agent
Account # DDA 555555535
For Further Credit to: Barclays Global Investors Funds, Inc.
Shareholder Account Name:
Shareholder Account Number:

Selling Shares
You must submit your redemption order by the close of regular trading on the New York Stock Exchange (normally 4pm Eastern time) to redeem shares at that day's net asset value. Orders received after the close of regular trading on the New York Stock Exchange will be executed on the next business day.

IBT will employ procedures designed to confirm that your order is valid, but neither IBT nor the Fund may be held liable for acting on telephone instructions IBT reasonably believes to be valid. IBT will wire proceeds directly to your designated bank account.*

Important Notes:

It is important that you call the Fund before executing a large transaction. In consideration of the interests of all shareholders, the Fund reserves the right to reject any purchase orders or delay delivery of your redemption proceeds--up to seven days--if the amount will disrupt the Fund's operation or performance. Please contact IBT for further clarification.

Federal regulations require you to furnish a valid taxpayer identification number when you open your account.


*If you wish to change your bank wire instructions, you must make your request in writing and include a signature guarantee to help prevent fraud. You can obtain a signature guarantee from most banks and securities dealers. A signature guarantee is not a notarized signature.
                                                                    FUND DETAILS

--------------------------------------------------------------------------------
Defining Terms

The amortized
cost method
marks down any
premium, or
marks up any
discount, on
short-term debt
that the Fund
buys at a
constant rate
until maturity.
It does not
reflect daily
fluctuations in
market value.

Calculating the Fund's Share Price

IBT calculates the Fund's share price (also known as a Fund's net asset value) in accordance with the standard formula for valuing mutual fund shares at the close of regular trading (normally 4pm Eastern time) every day the New York Stock Exchange is open. The formula calls for deducting all of the Fund's liabilities from the total value of its assets--the market value of the securities it holds, plus cash reserves--and dividing the result by the number of shares outstanding. IBT uses the amortized cost method to account for any premiums or discounts above or below the face value of the securities it buys.

The Fund seeks to maintain a constant price of $1 per share, although it can offer no assurance that it will do so.

The price at which a purchase or redemption is made is based on the next calculation of net asset value after the order is received in proper form.

Dividends and Distributions

The Fund declares dividends daily and pays them out to investors every month. It distributes capital gains, if any, to the investors annually. Dividends and distributions payable to you will be automatically reinvested in additional shares of the Fund.

You begin earning dividends on your shares the day your purchase order takes effect. You continue earning daily dividends on the shares up to but not including the date you sell them.

Please Note:

 .The Fund credits dividends earned on weekends and holidays to the preceding business day.

 .If you sell shares before the monthly dividend payment date, the Fund remits to the investor any dividends declared but not yet paid to the investor on the next dividend payment date.

 .If you sell all shares before the monthly dividend payment date, the Fund remits to the investor all dividends accrued with the sale proceeds. BARCLAYS GLOBAL INVESTORS FUNDS, INC.

Taxes

As with all mutual funds, you may be required to pay taxes on the Fund's net income and capital gains through distribution of such income and gains by the Fund to its shareholders. You will owe taxes even though your dividends and distributions are reinvested in Fund shares.

The amount of taxes you owe on your share of the Fund's income and gains will vary from year to year, based on the amount of dividends of net investment income and capital gain distributions the Fund pays out and your tax rate. Normally, dividends and distributions are taxable to you when paid. However, when dividends and distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

Dividends and capital gain distributions usually create the following tax liability:

  TRANSACTION                  TAX STATUS
  Income dividends             Ordinary income
----------------------------------------------
  Short-term capital gain
  distributions                Ordinary income
----------------------------------------------
  Long-term capital gain
  distributions                Capital gain

Dividends and distributions from the Fund paid to corporate shareholders will not qualify for the dividends-received deduction generally available to corporate taxpayers.

As long as the Fund maintains a $1.00 net asset value per share, your sales and exchanges of Fund shares should not be taxable.

After December 31 of a year, the Fund will send you a notice that tells you how much you've received in dividends and distributions during the year and their federal tax status. You could also be subject to foreign, state and local taxes on such dividends and distributions.

Please provide the correct Taxpayer Identification Number (TIN) and note if you are subject to backup withholding. If the Internal Revenue Service (IRS) notifies the Fund that the TIN provided is incorrect or that you are otherwise subject to backup withholding, the Fund is required to withhold
                                                                    FUND DETAILS

31% as "backup withholding" on any payments made to you by the Fund, including exchanges. Any amounts withheld can be applied against your federal income tax liability.

In general, the Fund is also required to withhold 30% from dividends paid to foreign shareholders.

Because each investor's tax circumstances are unique and because tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

Master/Feeder Mutual Fund Structure

The Fund does not have its own investment adviser. Instead, the Fund invests all of its assets in a separate mutual fund, called a Master Portfolio, that has a substantially identical investment objective as the Fund. BGFA serves as Investment Adviser to the Master Portfolio. The Master Portfolio may accept investments from other feeder funds.

Feeder Fund Expenses. The feeders bear the Master Portfolio's expenses in proportion to the amount of assets each invests in the Master Portfolio. Each feeder can set its own transaction minimums, fund-specific expenses and conditions.

Feeder Fund Rights. Under the master/feeder structure, the Fund's Board of Directors retains the right to withdraw the Fund's assets from the Master Portfolio if it believes doing so is in the shareholders' best interests. If the Fund's Board of Directors withdraws the Institutional Money Market Fund's assets, it would then consider whether the Fund should hire its own investment adviser, invest in another master portfolio or take other action.

Share Class. The Fund offers an additional share class with different expenses and expected returns than those described here. Call IBT for additional information, at 1 888 204 3956.
BARCLAYS GLOBAL INVESTORS FUNDS, INC.

Financial Highlights

           The table below provides a picture of the Institutional Money Market Fund's Distributor Class shares' financial performance since inception. The information selected reflects financial results for a single Fund share. The total returns in the table represent the rates of return that an investor would have earned or lost on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information has been audited by KPMG LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You may obtain copies of the annual report at no cost by calling 1 888 204 3956 toll-free, 8am to 5pm Eastern time, Monday through Friday.

                                                                  Period Ended
                                                                  12/31/99(/1/)
           --------------------------------------------------------------------
           Net Asset Value, Beginning of Period                       $1.00
           --------------------------------------------------------------------
           Income from Investment Operations:
           Net Investment Income                                       0.02
           --------------------------------------------------------------------
           Total from Investment Operations                            0.02
           --------------------------------------------------------------------
           Less Distributions:
           From Net Investment Income                                 (0.02)
           --------------------------------------------------------------------
           Total Distributions                                        (0.02)
           --------------------------------------------------------------------
           Net Asset Value, End of Period                             $1.00
           --------------------------------------------------------------------
           Total Return                                               2.22%
           --------------------------------------------------------------------
           Supplemental Data:
           Net Assets, End of Period                                 $5,062
           --------------------------------------------------------------------
           Ratios to Average Net Assets:(/2/)
           Ratio of Expenses to Average Net Assets                    0.09%
           Ratios of Net Investment Income to Average Net Assets      2.95%

           (/1/)Fund commenced operations on August 1, 1999.
           (/2/)These ratios are annualized and include expenses charged to the corresponding Master Portfolio.
                                                                    FUND DETAILS

[This page intentionally left blank.]

BARCLAYS GLOBAL INVESTORS FUNDS, INC.

For more detailed information on the Fund, request a copy of the annual and semi-annual reports to shareholders and the Statement of Additional Information
(SAI). The annual and semi-annual reports discuss the Fund's investments over the last fiscal year. They also review the market conditions and investment strategies that materially affected Fund performance.

The SAI provides detailed information on the Fund. BGFA has electronically filed the SAI, dated July 1, 2000, with the Securities and Exchange Commission. It is incorporated by reference into this prospectus.

If you have any questions about the Fund or wish to obtain both the reports and SAI free of charge, please call the Fund's toll-free number:

1 888 204 3956


Or you may write Barclays Global Investors Funds, Inc.:

c/o Investors Bank & Trust Co.
P.O. Box 9130
Mail Code MFD23
Boston, MA 02117-9130

You can also obtain this information through the Internet on the Securities and Exchange Commission's Website:

http://www.sec.gov

The Securities and Exchange Commission will furnish hard copies of the documents, upon payment of a duplicating fee, through the Public Reference Section. Address your request to:

Public Reference Section of the SEC
Washington, D.C. 20549-6009

You can also review and copy the documents at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call the Commission at 1 800 SEC 0330 for further details.

Investment Company Act File No.:

811-7332
                                           BARCLAYS GLOBAL INVESTORS FUNDS, INC.

PROSPECTUS/JULY 1, 2000

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
                                                    2040
                                              2030
                                    2020
                          2010
            Income
                                                LifePath

                                           LifePath

                                   LifePath

                         LifePath

             LifePath

--------------------------------------------------------------------------------
     LIFEPATH FUNDS
--------------------------------------------------------------------------------

The first mutual funds designed to provide comprehensive asset allocation strategies that adjust over time for the individual investor

                                           BARCLAYS GLOBAL INVESTORS FUNDS, INC.

Table of Contents
LIFEPATH BASICS


         2 LifePath Overview

         3 LifePath Investment Objectives

         4 Principal Investment Strategies Common to All LifePath Funds

         7 Principal Investment Strategies for Each LifePath Fund

         8 Principal Risk Factors

        12 Investment Returns

        17 Fees and Expenses

LIFEPATH DETAILS


        18 The LifePath Investment Mission

        19 The LifePath Investment Model

        21 Principal Investments

        26 A Further Discussion of Risk

        27 Management of the Funds

        29 Shareholder Information

        33 Financial Highlights

LIFEPATH BASICS

LifePath Overview

[LOGO OF AUTO ICON APPEARS HERE]
--------------------------------------------------------------------------------
Defining Terms

Your asset allocation, or investment mix, is the distribution of your investments among broad classes of assets: stocks, bonds and money market instruments.

The LifePath Funds/1/ offer investors comprehensive asset allocation investment strategies tailored to the time when they expect to begin withdrawing assets. Each Fund invests in a combination of stocks, bonds and short-term money market instruments in proportions suggested by its own comprehensive asset allocation strategy that gradually becomes more conservative as the year in the Fund's name approaches, except for the LifePath Income Fund (formerly the LifePath 2000
Fund) that is already in its most conservative phase.

/1/Each LifePath Fund invests all of its assets in a separate mutual fund, called a Master Portfolio, that has a substantially identical investment objective as the Fund. For simplicity's sake, all discussion of investment objectives, strategies and risks of a particular LifePath Fund refers also to the objectives, strategies and risks of its Master Portfolio, unless otherwise indicated. A detailed description of the relationship of the Funds to their Master Portfolios appears on page 31.

2 BARCLAYS GLOBAL INVESTORS FUNDS, INC.

LifePath Investment Objectives
--------------------------------------------------------------------------------
Defining Terms

Quantitatively measured risk gauges both the frequency and degree to which an asset class will perform below the long-term expected average.

An investment's time horizon marks the point when investors plan to start making net withdrawals. As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with a shorter time horizon. Long-term investors are more likely to accept a greater risk of short-term loss for the opportunity of achieving greater long-term gains.

Each Fund seeks to maximize assets for retirement or other purposes, consistent with the quantitatively measured risk that investors on average may be willing to accept given their investment time horizon. Each Fund has its own time horizon which affects the acceptable risk level of the Fund and, in turn, its asset allocation.

Specifically:

LifePath Income Fund is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) in the near future.

LifePath 2010 Fund is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2010.

LifePath 2020 Fund is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020.

LifePath 2030 Fund is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030.

LifePath 2040 Fund is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040.

                                                               LIFEPATH BASICS 3

Principal Investment Strategies Common to All LifePath Funds

[LOGO OF MAP ICON APPEARS HERE]
--------------------------------------------------------------------------------
Defining Terms

Indexes are composed of groups of securities chosen to represent an entire stock or bond market, or a major market segment. Indexes may include securities that meet objective criteria, such as foreign, industry sector or company size. Including a security in an index means merely that it has satisfied the selection criteria. It implies no expectation about performance.

The LifePath Funds pursue a common strategy of allocating and reallocating investments among stocks, bonds and money market instruments. The Funds with longer time horizons invest more of their assets in stocks to provide a greater opportunity for capital appreciation over the long-term. The Funds with shorter time horizons invest more heavily in bonds and money market instruments to reduce risk and price volatility. The Funds with shorter time horizons also have lower expected returns than the Funds with longer time horizons.

The strategies go further, allocating assets among 16 indexes within investment classes. Some of the indexes are well-known broad-based market indexes, such as the S&P 500 Index of large company stocks. Others were specifically created by Barclays Global Investors to reflect a particular market segment, such as the smallest 5% of publicly traded companies. Some of these indexes consist of intermediate- and long-term bonds, including investment grade, corporate debt and government obligations. And some of these indexes include foreign securities. The Funds also may invest in money market instruments. This broad

4 BARCLAYS GLOBAL INVESTORS FUNDS, INC.

diversification is designed to produce the highest expected returns for a given level of risk. Expected returns do not necessarily translate into actual returns.

Asset Allocation Decisions

In buying securities for each Fund, Barclays Global Fund Advisors (BGFA), the Funds' Investment Adviser, does not select individual companies. Instead, BGFA uses an investment model that focuses on selecting a mix of indexes by measuring their risk level and expected returns based on a proprietary set of criteria that analyzes extensive financial and economic data (such as market interest rates and inflation data), as well as risk correlation and expected return statistics. The Funds then allocate a portion of their assets to money market instruments and to each index appropriate for each individual Fund. Where feasible, the Funds buy all the securities that comprise the index; otherwise the Funds buy a representative sample of the securities. The Funds seek to match the index's return as closely as possible. The Funds focus on the selection of indexes or asset classes and do not try to avoid individual underperforming securities investments nor do they try to pick individual investments that might outperform the index.

This strategy stems from the belief that asset allocation decisions--for example, choosing between stocks and bonds--matter more to overall investment performance than individual security selection--which particular stock or bond you choose.

Risk Tolerance

Two general rules of investing have shaped the Funds' strategies:

Higher investment returns usually go hand-in-hand with higher risk. Put another way, the greater an investment's potential return, the greater its potential loss. Historically, for example, stocks have out performed bonds, but the worst year for stocks on record was much worse than the worst year for bonds.

The longer the investors' time horizon, the greater their risk tolerance; their investments have more time to recoup potential losses.

                                                               LIFEPATH BASICS 5

The LifePath Funds with longer time horizons take more risks. This assumption of greater risks is linked with these Funds' pursuit of greater returns. As each Fund approaches its time horizon, and its investors have less time to recover from market declines, the Fund systematically reduces the level of risk. This systematic shift toward more conservative investments is designed to help stabilize the value of your LifePath investment as the time nears for you to begin drawing on it.

BGFA's investment model does not limit the analysis to long-term expectations. The Funds also take into account short-term market conditions. If conditions in a market have increased risk levels of an investment class or index to a point that its risk levels do not justify its expected returns, the Funds will not allocate as much of their assets to it as they otherwise might. Additionally, the Funds may reduce their allocation to an investment class or index, even when risks have not increased, because its expected return has fallen. This usually happens because prices have risen to the point that the potential for further gains appears limited.

After a Fund Reaches Its Time Horizon

By the time a Fund reaches the decade identified by its name, it has reached its least aggressive state in terms of building capital (the LifePath Income Fund has already entered this state). This does not mean that it invests exclusively in money market instruments. Rather, because BGFA believes that most investors are still willing to take some risks in pursuing returns even while drawing on their investments, the Fund continues to allocate a portion of its assets to stocks and bonds, in addition to money market instruments. On average, BGFA expects that about 20% of the Fund's assets will be invested in stocks, with the rest in bonds and money market instruments.

6 BARCLAYS GLOBAL INVESTORS FUNDS, INC.

Principal Investment Strategies for Each LifePath Fund

LifePath Income Fund is designed to maintain the lowest risk levels of all the LifePath Funds. On average, BGFA expects that about 20% of this Fund's assets will be invested in stocks, with the rest in bonds and money market instruments. The LifePath Income Fund continues to allocate a portion of its assets to stocks and bonds in addition to money market instruments, because we believe that most investors are still willing to take some risks in pursuing returns even while drawing on their investments.

LifePath 2010 Fund is designed to produce high total return for investors expecting to begin withdrawing assets around the year 2010. The LifePath 2010 Fund currently holds about 45% of its assets in stocks, 49% of its assets in bonds, and the rest of its assets in money market instruments. As the year 2010 approaches, the Fund will increasingly resemble the LifePath Income Fund.

LifePath 2020 Fund is designed to produce high total return for investors expecting to begin withdrawing assets around the year 2020. The LifePath 2020 Fund currently holds about 67% of its assets in stocks, 29% of its assets in bonds, and the rest of its assets in money market instruments. As the stated time horizon approaches, the allocation will become less risky and have lower expected returns.

LifePath 2030 Fund is designed to produce high total return for investors expecting to begin withdrawing assets around the year 2030. The LifePath 2030 Fund currently holds about 83% of its assets in stocks, 15% of its assets in bonds, and the rest of its assets in money market instruments. As the stated time horizon approaches, the allocation will become less risky and have lower expected returns.

LifePath 2040 Fund is designed to produce high total return for investors expecting to begin withdrawing assets around the year 2040. The LifePath 2040 Fund currently holds about 99% of its assets in stocks, 1% of its assets in bonds, and a small portion of its assets in money market instruments. As the stated time horizon approaches, the allocation will become less risky and have lower expected returns.

                                                               LIFEPATH BASICS 7

Principal Risk Factors
[LOGO OF SPEEDING AUTO APPEARS HERE]

Each Fund has a different level of risk and the amount of risk is reflected in its name. The Funds with shorter time horizons (LifePath Income and LifePath 2010, for instance) will tend to be less risky and have lower expected returns than the Funds with longer time horizons (LifePath 2030 and LifePath 2040).

Each of the LifePath Funds presents each of the Risk Factors described below. Depending on the LifePath Fund's time horizon, it presents these Risk Factors to varying degrees. For example, to the extent a Fund emphasizes stocks, such as the LifePath 2040 Fund, it presents a higher degree of Stock Investment Risk. Conversely, to the extent a Fund emphasizes bonds, such as the LifePath Income Fund, it presents a higher degree of Bond Investment Risk. The value of your investment in a fund is based, in large part, on the price of the stocks and bonds in which the fund invests.

Stock Investment Risk

The LifePath Funds are subject to the risks of stock investing. These include both short-term and prolonged price declines. Mid- to small-cap stocks tend to present greater risks than large-cap stocks because they are generally more volatile and can be less liquid. Because the Funds do not select individual companies within each index, the Funds may hold stocks in companies that present risks that an investment adviser researching individual stocks might seek to avoid.

8 BARCLAYS GLOBAL INVESTORS FUNDS, INC.

--------------------------------------------------------------------------------
Defining Terms

Credit Risk is the risk that the borrowers that issued a bond may not repay principal or interest when due.

Interest Rate Risk is the chance that bond prices will decline over short or even long periods due to rising interest rates.

Mortgage-backed securities represent interests in a pool of loans secured by mortgages, and the resulting cash flow is used to pay principal and interest on the securities.

Bond Investment Risk

The bonds held by the Funds are subject to the risks of fixed income investing. Although these risks include short-term and prolonged price declines, such price declines in the bond market have historically been less severe than stock declines. Because the Funds do not select individual bonds within each index, the Funds may hold bonds that an investment adviser researching individual bond issuers might seek to avoid.

Credit Risk. Bonds also face credit risk. US Treasury bonds have minimal credit risk because they are backed by the US government's full faith and credit. However, not all securities issued by government agencies are backed by the government's full faith and credit. Additionally, corporate bonds are subject to greater credit risk than US government bonds.

Interest Rate Risk. All bonds, including those issued by the government and its agencies, are subject to interest rate risk. Their prices tend to move in the opposite direction from market interest rate movements. When interest rates go up, bond prices tend to fall; when rates fall, prices tend to rise. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities, bonds with interest rate reset provisions, notes or money market instruments. Each Fund may also invest in mortgage-backed securities, which are also subject to prepayment risk. The ability of an issuer of such a security to repay principal prior to a security's maturity can cause duration changes and greater price volatility in response to interest rate changes.

Risks of Foreign Investment

The Funds invest in foreign securities, including emerging market investments, which are subject to additional risks. Foreign securities often trade on markets that have less reliable information available and lower transaction volumes than markets in the United States. Foreign stock and bond prices can be more volatile as a result of these and other factors. Investing in foreign markets can also be more expensive due to currency exchange costs, foreign withholding and other taxes, higher commissions on trades and higher custodial fees. Currencies may weaken relative to the US dollar, eroding the dollar value of investments denominated in foreign currencies.

                                                               LIFEPATH BASICS 9

Model Risk

Although the model used to manage the Funds' assets has been developed and refined over many years, neither the Funds nor BGFA can offer any assurance that the recommended allocation will either maximize returns or minimize risks. Nor can the Funds or BGFA offer assurance that a recommended allocation will prove the ideal allocation in all circumstances for every investor with a particular time horizon.

LifePath Fund investments are not bank deposits or obligations of BGFA or BGI. They are not guaranteed or endorsed by the Federal Deposit Insurance Corporation or any other government agency.

Differences Among Funds

The LifePath Income and the LifePath 2010 Funds are currently subject to the highest levels of Bond Investment Risk of all of the LifePath Funds. The LifePath 2020 Fund is currently subject to a significant level of Bond Investment Risk, but less than the LifePath Income and LifePath 2010 Funds. The LifePath 2030 and the LifePath 2040 Funds currently have the lowest levels of Bond Investment Risk, although they are not free of such risk altogether.

The LifePath 2040, LifePath 2030 and the LifePath 2020 Funds, in descending order, are subject to the highest levels of Stock Investment Risk and Foreign Investment Risk. The LifePath 2010 Fund also currently has a significant level of Stock Investment Risk and Foreign Investment Risk, but less than the LifePath 2040, LifePath 2030 and the LifePath 2020 Funds. The
LifePath Income Fund currently has the lowest level of Stock Investment Risk and Foreign Investment Risk, although it is not free of such risks altogether.

All of the Funds are subject to Model Risk and the additional risks described below under A Further Discussion of Risk and in the Funds' Statement of Additional Information (SAI).

10 BARCLAYS GLOBAL INVESTORS FUNDS, INC.

Who May Want to Invest in LifePath Funds

Which Fund to Consider

In making your investment decision, you should keep in mind:

each Fund's investment strategy derives from the risk tolerance of average investors with a particular time horizon the Fund's time horizon is based on the year in its name, except for the LifePath Income Fund that is designed for investors with short-term time horizons.

Based strictly on statistical considerations, you would want to invest in the LifePath Fund corresponding to the year when you expect to begin withdrawing your investment (2010, 2020, etc.). But statistical considerations alone may not govern your investment decision, and the five LifePath Funds allow for that, too. If you are willing to assume greater risk in exchange for the possibility of higher returns, you might direct some or all of your assets to a LifePath Fund with a longer time horizon. If you desire a more conservative investment, and are willing to forego some potential returns, you might direct some or all of your assets to a LifePath Fund with a shorter time horizon. The final choice is yours.

                                                              LIFEPATH BASICS 11

Investment Returns

Total Returns

The bar charts and tables in this section provide some indication of the risks of investing in the Funds by showing the changes in their performance from year to year. The bar charts show the returns for each Fund for each full calendar year since inception. The average annual total return tables compare each Fund's average annual total return with the return of a corresponding index for one and five years and since inception. The performance information shown in both the bar charts and tables for periods before March 26, 1996 (the date the Barclays Global Investors Funds' LifePath Funds commenced operations) shows the performance of the Institutional Class shares of the predecessor funds*. The LifePath Funds are successors to the assets of the predecessor funds. The predecessor funds commenced operations on March 1, 1994, invested in the LifePath Master Portfolios and had the same investment objectives, strategies, risks considerations, fee levels, annual fund operating expenses, policies and investment techniques as the Funds.

How the Funds and the predecessor funds performed in the past is not an indication of how the LifePath Funds will perform in the future.



*The predecessor funds were the Stagecoach Trust LifePath Funds, which are now known as the Wells Fargo Funds Trust LifePath Funds.

12 BARCLAYS GLOBAL INVESTORS FUNDS, INC.

                                        [LifePath Income Bar Chart Appears Here]

FYE   1995              17.38%
FYE   1996               6.33%
FYE   1997              10.71%
FYE   1998              10.49%
FYE   1999               4.85%

The LifePath Income Fund's year-to-date return as of March 31, 2000 was 1.64%. The highest and lowest quarterly returns for the LifePath Income Fund for the calendar years above are listed below:

      Highest Quarterly                                    Lowest Quarterly
      Return: 2nd Qtr '97                                  Return: 3rd Qtr '99
             5.54%                                               --0.38%

                                          [LifePath 2010 Bar Chart Appears Here]

FYE   1995              23.98%
FYE   1996              10.74%
FYE   1997              16.60%
FYE   1998              16.04%
FYE   1999               9.48%

The LifePath 2010 Fund's year-to-date return as of March 31, 2000 was 1.85%. The highest and lowest quarterly returns for the LifePath 2010 Fund for the calendar years above are listed below:

      Highest Quarterly                                    Lowest Quarterly
      Return: 4th Qtr '98                                  Return: 3rd Qtr '98
            10.12%                                               --3.50%

                                                              LIFEPATH BASICS 13

                                          [LifePath 2020 Bar Chart Appears Here]

FYE   1995              27.50%
FYE   1996              13.57%
FYE   1997              21.21%
FYE   1998              19.97%
FYE   1999              14.12%

The LifePath 2020 Fund's year-to-date return as of March 31, 2000 was 2.16%. The highest and lowest quarterly returns for the LifePath 2020 Fund for the calendar years above are listed below:

      Highest Quarterly                                    Lowest Quarterly
      Return: 4th Qtr '98                                  Return: 3rd Qtr '98
            14.61%                                               --6.70%

                                          [LifePath 2030 Bar Chart Appears Here]

FYE   1995              31.15%
FYE   1996              15.62%
FYE   1997              24.50%
FYE   1998              22.72%
FYE   1999              16.85%

The LifePath 2030 Fund's year-to-date return as of March 31, 2000 was 2.65%. The highest and lowest quarterly returns for the LifePath 2030 Fund for the calendar years above are listed below:

      Highest Quarterly                                    Lowest Quarterly
      Return: 4th Qtr '98                                  Return: 3rd Qtr '98
            18.02%                                               --9.15%

14 BARCLAYS GLOBAL INVESTORS FUNDS, INC.

                                          [LifePath 2040 Bar Chart Appears Here]

FYE   1995              32.54%
FYE   1996              18.65%
FYE   1997              26.85%
FYE   1998              25.58%
FYE   1999              21.38%

The LifePath 2040 Fund's year-to-date return as of March 31, 2000 was 2.58%. The highest and lowest quarterly returns for the LifePath 2040 Fund for the calendar years above are listed below:

      Highest Quarterly                                    Lowest Quarterly
      Return: 4th Qtr '98                                  Return: 3rd Qtr '98
            21.72%                                              --11.61%

-------------------------------------------------------------------------
 LIFEPATH INCOME AVERAGE ANNUAL TOTAL RETURNS (AS OF  DECEMBER 31, 1999)
-------------------------------------------------------------------------
                                                   SINCE INCEPTION
                       ONE YEAR       FIVE YEAR    (MARCH 1, 1994)*
-------------------------------------------------------------------------
   LifePath Income       4.85%          9.86%           8.06%
-------------------------------------------------------------------------
   Lehman Brothers
   Aggregate Index     --0.82%          7.73%           6.23%
-------------------------------------------------------------------------
   LifePath Income
   Benchmark**           5.15%         11.38%           9.45%
-------------------------------------------------------------------------

* The "since inception" date refers to the inception date of the predecessor fund. This column combines the performance of the predecessor fund since inception with the performance of the Fund since its inception date (i.e., the commencement of its operations on 3/26/96).
** The LifePath Income Benchmark represents a custom mix of the Lehman Brothers
   Aggregate Index, MSCI EAFE Index, BGI's US Equity Market Fund Index and US Treasury Bills.

-------------------------------------------------------------------------
 LIFEPATH 2010 AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
-------------------------------------------------------------------------
                                                  SINCE INCEPTION
                       ONE YEAR      FIVE YEAR    (MARCH 1, 1994)*
-------------------------------------------------------------------------
   LifePath 2010         9.48%         15.25%          12.63%
-------------------------------------------------------------------------
   Lehman Brothers
   Aggregate Index     --0.82%          7.73%           6.23%
-------------------------------------------------------------------------
   Wilshire 5000
   Index                23.56%         27.06%          22.59%
-------------------------------------------------------------------------
   LifePath 2010
   Benchmark**           8.93%         14.10%          11.76%
-------------------------------------------------------------------------

* The "since inception" date refers to the inception date of the predecessor fund. This column combines the performance of the predecessor fund since inception with the performance of the Fund since its inception date (i.e., the commencement of its operations on 3/26/96).
** The LifePath 2010 Benchmark represents a custom mix of the Lehman Brothers
   Aggregate Index, MSCI EAFE Index, BGI's US Equity Market Fund Index and US Treasury Bills.

                                                              LIFEPATH BASICS 15

-------------------------------------------------------------------------
 LIFEPATH 2020 AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
-------------------------------------------------------------------------
                                                 SINCE INCEPTION
                      ONE YEAR      FIVE YEAR    (MARCH 1, 1994)*
-------------------------------------------------------------------------
  LifePath 2020        14.12%         19.15%          15.95%
-------------------------------------------------------------------------
  Lehman Brothers
  Aggregate Index     --0.82%          7.73%           6.23%
-------------------------------------------------------------------------
  Wilshire 5000
  Index                23.56%         27.06%          22.59%
-------------------------------------------------------------------------
  LifePath 2020
  Benchmark**          12.79%         16.84%          14.07%
-------------------------------------------------------------------------

* The "since inception" date refers to the inception date of the predecessor fund. This column combines the performance of the predecessor fund since inception with the performance of the Fund since its inception date (i.e., the commencement of its operations on 3/26/96).
**The LifePath 2020 Benchmark represents a custom mix of the Lehman Brothers
  Aggregate Index, MSCI EAFE Index, BGI's US Equity Market Fund Index and US Treasury Bills.

-------------------------------------------------------------------------
 LIFEPATH 2030 AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
-------------------------------------------------------------------------
                                                SINCE INCEPTION
                     ONE YEAR      FIVE YEAR    (MARCH 1, 1994)*
-------------------------------------------------------------------------
  LifePath 2030        16.85%         22.03%          18.31%
-------------------------------------------------------------------------
  Lehman Brothers
  Aggregate Index     --0.82%          7.73%           6.23%
-------------------------------------------------------------------------
  Wilshire 5000
  Index                23.56%         27.06%          22.59%
-------------------------------------------------------------------------
  LifePath 2030
  Benchmark**          16.72%         19.56%          16.36%
-------------------------------------------------------------------------

* The "since inception" date refers to the inception date of the predecessor fund. This column combines the performance of the predecessor fund since inception with the performance of the Fund since its inception date (i.e., the commencement of its operations on 3/26/96).
**The LifePath 2030 Benchmark represents a custom mix of the Lehman Brothers
  Aggregate Index, MSCI EAFE Index, BGI's US Equity Market Fund Index and US Treasury Bills.

-------------------------------------------------------------------------
 LIFEPATH 2040 AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
-------------------------------------------------------------------------
                                                SINCE INCEPTION
                     ONE YEAR      FIVE YEAR    (MARCH 1, 1994)*
-------------------------------------------------------------------------
  LifePath 2040        21.38%         24.89%          20.90%
-------------------------------------------------------------------------
  Wilshire 5000
  Index                23.56%         27.06%          22.59%
-------------------------------------------------------------------------
  LifePath 2040
  Benchmark**          20.75%         22.30%          18.66%
-------------------------------------------------------------------------

* The "since inception" date refers to the inception date of the predecessor fund. This column combines the performance of the predecessor fund since inception with the performance of the Fund since its inception date (i.e., the commencement of its operations on 3/26/96).
**The LifePath 2040 Benchmark represents a custom mix of the Lehman Brothers
  Aggregate Index, MSCI EAFE Index, BGI's US Equity Market Fund Index and US Treasury Bills.

16 BARCLAYS GLOBAL INVESTORS FUNDS, INC.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold LifePath Fund shares. The expenses are deducted from Fund assets, which means you pay them indirectly.

--------------------------------------------------------------------------------------
LIFEPATH FUNDS ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------------
                     LifePath LifePath LifePath LifePath LifePath
                     Income   2010     2020     2030     2040
--------------------------------------------------------------------------------------
  Management Fees    0.55%    0.55%    0.55%    0.55%    0.55%
--------------------------------------------------------------------------------------
  Other Expenses     0.40%    0.40%    0.40%    0.40%    0.40%
--------------------------------------------------------------------------------------
  Total Annual
  Fund Operating
  Expenses*          0.95%    0.95%    0.95%    0.95%    0.95%
--------------------------------------------------------------------------------------

*Information on total annual fund operating expenses in the above table and the following example reflects the expenses of both the Funds and the Master Portfolios in which they invest.

Example

The example below is intended to help you compare the Funds' costs with those of other mutual funds. The example illustrates the costs you would have incurred on an initial $10,000 investment in the LifePath Funds over the time periods shown. It assumes your investment earns an annual return of 5% over the periods and that the Funds' operating expenses remain the same.

The Funds do not charge a sales load or other fee upon redemption. This means that your expenses for each period would be the same whether or not you sell your shares at the end of a period. Your actual costs may be higher or lower than this hypothetical example.

------------------------------------------------------------------
                   1 YEAR      3 YEARS      5 YEARS      10 YEARS
------------------------------------------------------------------
 LifePath Income     $97          $303         $525        $1,166
------------------------------------------------------------------
 LifePath 2010       $97          $303         $525        $1,166
------------------------------------------------------------------
 LifePath 2020       $97          $303         $525        $1,166
------------------------------------------------------------------
 LifePath 2030       $97          $303         $525        $1,166
------------------------------------------------------------------
 LifePath 2040       $97          $303         $525        $1,166
------------------------------------------------------------------

                                                              LIFEPATH BASICS 17

LIFEPATH DETAILS

The LifePath Investment Mission

With their comprehensive and methodical allocation strategies, the LifePath Funds can serve as the core of an investor's portfolio.

The Funds seek to maximize assets for retirement or other purposes consistent with the quantitatively measured risk that investors, on average, may be willing to accept given their investment time horizons. The Funds (other than the LifePath Income Fund) attempt to manage the investment risk in each strategy for investors whose time horizons correspond to the decade in the Fund's name. For example, LifePath 2010 is designed for investors who plan to begin withdrawing a substantial portion of their investment in the decade beginning in the year 2010. Similarly, LifePath 2040 is designed for investors who plan to begin withdrawing a substantial portion of their investment in the decade beginning in the year 2040. The LifePath Income Fund is designed for investors who plan to begin withdrawing a substantial portion of their investment in this decade.

18 BARCLAYS GLOBAL INVESTORS FUNDS, INC.

The LifePath Investment Model
--------------------------------------------------------------------------------
Defining Terms

BGFA, a subsidiary of Barclays Global Investors, N.A. (BGI), serves as the Master Portfolios' Investment Adviser. BGFA makes the day-to-day decisions on buying and selling securities for the Funds and BGI conducts the research leading to those decisions. BGI manages over $782 billion in assets and is the world's largest asset manager for institutions such as major endowments and corporate and government pension plans. BGI pioneered research in asset allocation, indexed investing and investment modeling.

Each LifePath Fund seeks to achieve its objective through an investment strategy that relies on one of BGFA's proprietary investment models. The model, developed in the early 1990s and continuously refined, combines:

comprehensive data on the returns of the world's equity and bond markets the statistical risk of losses in each of these markets

information on how these risks correlate: whether, for example, the cyclical ups and downs in one market, such as bonds, tend to moderate or amplify the cyclical ups and downs in another, such as stocks of large US companies

The model sets the Funds' strategic allocation targets. From an extensive database, it calculates the expected return over time for a range of asset allocations. Then the model selects the allocation, or investment mix, with the highest expected return for a statistically determined risk of loss.

A Fund's allocation may shift significantly in response to changing market conditions-since the Funds' investment approach allows the Funds to adjust the strategic allocation according to short-term investment considerations.

Long-term strategic considerations generally account for about 75% of a LifePath Fund's asset allocation, and the short-term outlook accounts for about 25%.

                                                             LIFEPATH DETAILS 19

How It Works: Spending Your "Risk Budget" Wisely

One way to understand how the LifePath Funds adjust their asset allocation is to regard the statistically determined risk in each Fund as its "risk budget." Each Fund's analysis of investor needs begins with a statistical determination of how much its investors, on average, can afford to lose. This tolerance for loss can be viewed as the Fund's risk budget.

Different investment allocations can have the same risk of loss but with different expected returns. BGFA seeks the Fund allocations that offer the highest expected return while keeping within a Fund's statistically determined risk of loss. In other words, the Funds seek the highest expected return in exchange for the various levels of risk most investors that share the Funds' time horizons are willing to take.

Remember, expected returns are not guaranteed returns. They are average projections based on comprehensive research and accepted principles of market behavior. Likewise, statistically determined risk covers the most likely scenarios, but it does not cover all possible losses.

20 BARCLAYS GLOBAL INVESTORS FUNDS, INC.

Principal Investments

LifePath Asset Weightings (as of February 29, 2000)

The charts below illustrate the actual asset allocation as of the fiscal year-end 2000 for each LifePath Fund.


LifePath Income                    LifePath 2010

[2000 PIE CHART APPEARS HERE]      [2010 PIE CHART APPEARS HERE]


LifePath 2020                      LifePath 2030

[2020 PIE CHART APPEARS HERE]      [2030 PIE CHART APPEARS HERE]


LifePath 2040

[2040 PIE CHART APPEARS HERE]

                                                             LIFEPATH DETAILS 21

The LifePath Funds invest in the following widely recognized asset classes:

money market instruments

bonds

stocks, including:

stocks of the largest US companies

stocks of all other publicly traded US corporations

stocks of issuers located outside the US

Within stocks and bonds are sub-categories of securities:

US stocks can be separated according to the value of their outstanding stock (or capitalization), into large-cap, mid-cap and small-cap groupings.

Each of the stock capitalization categories can be separated according to their price-to-book ratios: the ratio of the value of a company's traded stock to the book value of its plant, equipment and other tangible assets. The companies with the higher price-to-book ratios are considered growth stocks, and the companies with the lower price-to-book ratios are value stocks.

Utilities-closely regulated power generating companies-are generally mid-size, but their performance differs enough from other mid-cap stocks to warrant a distinct grouping.

Micro-cap stocks-the smallest 5% of publicly traded companies-also constitute their own grouping apart from the rest of the small-cap universe.

US government bonds, bonds issued by corporations, mortgage-backed securities and foreign bonds form four separate sub-categories of bond investments. The first two sub-categories are further subdivided by maturity: long-term and intermediate-term.

22 BARCLAYS GLOBAL INVESTORS FUNDS, INC.

--------------------------------------------------------------------------------
Defining Terms

Investment-grade bonds rank in the four highest categories, according to the statistical criteria established by rating services such as Moody's Investors Services and Standard & Poor's Corp. to determine a bond's credit-worthiness and a bond issuer's financial strength.

Maturity measures the number of years from the time a borrower issues a bond to the date when the borrower must fully repay the loan, interest included.

Model-Driven Decisions

The Funds' assets are allocated across investment classes and indexes according to a sophisticated mathematical model that was developed in the early 1990s and is continually refined. BGFA's investment professionals conduct ongoing research to enhance the model and to ensure it is keeping pace with the world's constantly changing financial markets. Using this model, BGFA relies on a consistent and objective structure for making investment decisions. Unlike traditional investment funds that employ individual portfolio managers who make decisions on a more subjective basis, BGFA applies a scientific approach to investing through the use of the model.

Indexes

Conventional asset allocation strategies target only the three broadest asset classes--money market investments, bonds and stocks. Comprehensive asset allocation strategies distribute investments methodically among the full range of asset classes. The charts below list the indexes adopted or constructed to track the performance of each of the asset classes in which the LifePath Funds may invest.

-------------------------------------------------------------
  INVESTMENT-GRADE BOND MARKET INDEXES
-------------------------------------------------------------
  SUB-CATEGORY             MATURITY RANGE    INDEX PROVIDER
-------------------------------------------------------------
  Long-term government     10 years or more  Lehman Brothers*
-------------------------------------------------------------
  Intermediate-term        More than 1       Lehman Brothers
  government               year/
                           less than 10
                           years
-------------------------------------------------------------
  Long-term corporate      10 years or more  Lehman Brothers
-------------------------------------------------------------
  Intermediate-term        More than 1       Lehman Brothers
  corporate                year/
                           less than 10
                           years
-------------------------------------------------------------
  Mortgage-backed**        More than 1 year  Lehman Brothers
-------------------------------------------------------------
  Non-US world government  One year or more  Salomon Smith
                                             Barney*
-------------------------------------------------------------

* Lehman Brothers, Inc. and Salomon Smith Barney do not sponsor the LifePath Funds or their Master Portfolios, nor are they affiliated in any way with BGI or BGFA.
**All fixed-coupon mortgage pass-throughs issued or guaranteed by the Federal
  National Mortgage Association, the Government National Mortgage Association and the Federal Home Loan Mortgage Corporation.

                                                             LIFEPATH DETAILS 23

------------------------------------------------------------------------------------
  STOCK MARKET INDEXES
------------------------------------------------------------------------------------
  CAPITALIZATION   GROWTH/VALUE         STOCK MARKET         INDEX PROVIDER
------------------------------------------------------------------------------------
  Large            Value                United States        S&P/BARRA*
------------------------------------------------------------------------------------
  Large            Growth               United States        S&P/BARRA
------------------------------------------------------------------------------------
  Large            Both                 Major world markets, Morgan Stanley
                                        excluding Japan      Capital International**
------------------------------------------------------------------------------------
  Large            Both                 Japan                Morgan Stanley
                                                             Capital International
------------------------------------------------------------------------------------
  Medium           Value                United States        BGI
------------------------------------------------------------------------------------
  Medium           Growth               United States        BGI
------------------------------------------------------------------------------------
  Medium           Electrical power and United States        BGI
                   utility companies
------------------------------------------------------------------------------------
  Small            Value                United States        BGI
------------------------------------------------------------------------------------
  Small            Growth               United States        BGI
------------------------------------------------------------------------------------
  Smallest 5%      Both                 United States        BGI
------------------------------------------------------------------------------------

* BARRA does not sponsor the LifePath Funds or their Master Portfolios, nor are they affiliated in any way with BGFA.
**Morgan Stanley Capital International does not sponsor the LifePath Funds or their Master Portfolios, nor are they affiliated in any way with BGFA.

The LifePath Funds may not invest in the constituent securities or asset categories of every available index. In fact, until a LifePath Fund's Master Portfolio has reached a net asset level of $100 million to $150 million, it is unlikely to invest in all the asset classes. More importantly, every asset category may not be appropriate for every Fund. Some may be too volatile for the LifePath Funds with relatively short time horizons. Others may not offer enough expected return for the LifePath Funds with relatively distant time horizons.

Optimizing the Funds' Investments

In the case of some asset categories, most notably US large-capitalization growth and value stocks, the LifePath Funds can own every stock listed in the index. Many of the other indexes consist of thousands of securities. As a practical matter, the Funds do not hold them all. Instead, the Funds employ a technique known as optimization. The Funds select a group of securities whose diversity, fundamental characteristics and typical risks and returns will closely match the index as a whole. Including a particular security in one of the LifePath Funds in no way implies an opinion as to its attractiveness as an investment on its own.

24 BARCLAYS GLOBAL INVESTORS FUNDS, INC.

--------------------------------------------------------------------------------
Defining Terms

Depositary Receipts are receipts for shares of foreign stocks held on deposit in US banks or banks of major European countries. The receipts trade on the US or local European stock markets as would normal stocks, entitling their owners to the dividends and capital gains earned by the real shares stored in bank vaults.

Index futures contracts are standardized agreements between two parties that commit one party to sell and the other to buy a stipulated quantity of a market index at a set price on or before a given date in the future. The seller never actually delivers "shares" of the index or shares of all the stocks in the index. Instead, the buyer and the seller settle the difference between the contract price and the market price in cash on the agreed-upon date--the buyer paying the difference if the actual price is lower than the contract price and the seller paying the difference if the actual price is higher.

Repurchase agreements obligate a person selling US government or other high-quality securities to buy them back within a specified period of time (usually one week or less) at an agreed-upon price.

For reasons related to optimization, the Funds also may invest in securities not included in any of the indexes. They may, for instance, invest in American and Global Depositary Receipts to gain exposure to foreign stock markets. They may also invest in index futures contracts. These tactics can permit the Funds to avoid some of the costs associated with direct investing. Investing in index future contracts also allows the Funds to more closely match the returns of a fully invested portfolio while keeping enough liquidity to meet the Funds' anticipated cash needs.

The Funds' Money Market Investments

The Funds' money market investments consist of high-quality short-term debt obligations selected for their credit quality and ability to maintain value. They all must have remaining maturities of 397 days (about 13 months) or less. The Funds will hold money market instruments that have anaverage-weighted maturity of 90 days or less. They include:

US government debt securities

foreign and domestic bank obligations

corporate borrowings

repurchase agreements

                                                             LIFEPATH DETAILS 25

A Further Discussion of Risk

Besides the general risks described above under Principal Risk Factors, the LifePath Funds are subject to additional specific risks.

Derivatives

A derivative is a financial contract whose value, or return, depends on, or is derived from, the value of an underlying asset such as a security or index. Index futures contracts are considered derivatives because they derive their value from the prices of the indexes. The floating rate or variable rate bonds and mortgage-backed securities that the Funds may purchase are also considered derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in market interest rates or to sudden fluctuations in market prices.

For a further discussion of LifePath Fund risks, please refer to the Funds' SAI. The SAI is incorporated by reference in this prospectus and is available free of charge from your shareholder servicing agent or by calling 1 888 204 3956.

26 BARCLAYS GLOBAL INVESTORS FUNDS, INC.

Management of the Funds

Investment Adviser

The LifePath Funds are feeder funds that invest all of their assets in similarly named Master Portfolios with substantially identical investment objectives, strategies and policies. BGFA provides investment guidance and policy direction for each of the Master Portfolios. For its services to the Master Portfolios, BGFA is entitled to receive an annual fee of 0.55% of each Master Portfolio's average daily net assets.

Unlike many traditional actively managed funds, there is no single portfolio manager who makes investment decisions for the LifePath Funds. Instead, a team of investment professionals evaluates recommendations made by BGFA's proprietary mathematical model. This process reflects BGFA's commitment to an objective and consistent investment management structure.

BGFA is located at 45 Fremont Street, San Francisco, California 94105. It is a wholly owned subsidiary of BGI, which in turn is an indirect subsidiary of Barclays Bank PLC. BGI, including its affiliates, is the world's largest manager of institutional investment assets. As of December 31, 1999, BGI and its affiliates, including BGFA, provided investment advisory services for over $782 billion in assets. BGI, BGFA, Barclays Bank and their affiliates deal, trade and invest for their own accounts in the types of securities in which the LifePath Funds' Master Portfolios may also invest.

                                                             LIFEPATH DETAILS 27

Administrative Services

The Funds' co-administrators, BGI and Stephens Inc., a full service broker/dealer, provide services related to:

management of the Funds' non-investment operations

preparation of reports for each Fund's Board of Directors

preparation of reports required by the Securities and Exchange Commission and state securities commissions preparation of proxy statements and shareholder reports

BGI and Stephens are entitled to receive a combined annual fee of 0.40% of each Fund's average daily net assets. In return for this fee, BGI and Stephens have agreed to absorb all expenses of each Fund and Master Portfolio other than the investment advisory fee, extraordinary expenses, brokerage and other expenses connected to the execution of portfolio transactions and certain expenses which are borne by the Funds.

28 BARCLAYS GLOBAL INVESTORS FUNDS, INC.

Shareholder Information
--------------------------------------------------------------------------------
Defining Terms

The LifePath Funds have appointed shareholder servicing agents to service individual LifePath Fund accounts. In addition to buying and selling Fund shares on behalf of eligible investors, shareholder servicing agents may answer shareholder inquiries, keep records, and provide reports on the status of individual accounts. The LifePath Funds do not charge extra for these services, but compensate shareholder servicing agents as part of their operating expenses.

Investors Bank & Trust Company is the Funds' custodian, transfer agent and dividend disbursing agent.

The amortized cost method marks down any premium, or marks up any discount, onshort-term debt that the Funds buy at a constant rate until maturity. It does not reflect daily fluctuations in market value.

Additional shareholder information, including how to buy and sell shares of a Fund, is available free of charge by calling toll-free 1 888 204 3956.

Who is Eligible

The LifePath Funds are designed, in part, as vehicles for retirement savings. To be eligible to purchase LifePath shares, you must:

invest through an employer-sponsored or individual retirement savings plan invest the proceeds "rolled over" from such a plan into an Individual Retirement Account maintain an account with one of the shareholder servicing agents authorized to sell and service LifePath shares, or

 .invest a minimum of $1 million directly through BGI.

Calculating the Funds' Share Price

Investors Bank & Trust Company (IBT) calculates each Fund's share price (also known as a Fund's net asset value) in accordance with the standard formula for valuing mutual fund shares at the close of regular trading (normally 4pm Eastern time) every day the New York Stock Exchange is open. The formula calls for deducting all of a Fund's liabilities from the total value of its assets-- the market value of the securities it holds, plus cash reserves-and dividing the result by the number of shares outstanding. IBT values most of the securities in the Funds at their current market prices. If such prices are not readily available, IBT uses an estimate of the securities' fair value in accordance with guidelines approved by the Master Portfolios' Board of Trustees. Debt securities maturing in 60 days or less are valued according to the amortized cost method.

                                                             LIFEPATH DETAILS 29

Prices for securities that trade on foreign exchanges can fluctuate when the New York Stock Exchange is closed and you cannot buy or sell Fund shares. Such price fluctuations may ultimately affect the price of Fund shares when the Fund's shares are next priced.

The price which a purchase or redemption is made is based on the next calculation of net asset value after the order is received in proper form. An exchange of a Fund's shares for shares of another BGI Fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income tax.

Dividends and Distributions

The Funds pay out dividends of net investment income to investors every quarter. The Funds distribute capital gains, if any, to shareholders annually. Dividends and distributions payable to you will be automatically reinvested in additional shares of your Fund, unless you request payment in cash.

Taxes

As with all mutual funds, you may be required to pay taxes on the Funds' net investment income and capital gains through distribution of such income and gains by the Funds to their shareholders. You will owe the taxes whether you choose to receive distributions in cash or have them automatically reinvested in Fund shares.

The amount of taxes you owe on your share of Fund income and gains will vary from year to year, based on the amount of dividends of net investment income and capital gain distributions the Funds pay out and your tax rate. Normally, dividends and distributions are taxable to you when paid. However, when dividends and distributions are declared in the last three months of a year and paid in January of the next year they are taxable as if paid on December 31 of the prior year.

30  BARCLAYS GLOBAL INVESTORS FUNDS, INC.

Dividends and capital gain distributions usually create the following tax liability:

----------------------------------------------
  TRANSACTION                  TAX STATUS
----------------------------------------------
  Income dividends             Ordinary income
----------------------------------------------
  Short-term capital gain
  distribution                 Ordinary income
----------------------------------------------
  Long-term capital gain
  distribution                 Capital gain
----------------------------------------------

A portion of dividends paid to corporate shareholders of the LifePath Funds may qualify for the dividends-received deduction available to corporations.

In addition, if you sell or exchange your Fund shares you may have a taxable gain or loss, depending on what you paid for your shares and what you receive for them (or are treated as receiving in the case of exchanges).

-------------------------------------------------------------
  TRANSACTION                  TAX STATUS
-------------------------------------------------------------
  You sell shares owned for
  more than one year           Long-term capital gain or loss
-------------------------------------------------------------
  You sell shares owned for    Short-term capital gain or
  one year or less             loss
-------------------------------------------------------------

If you buy Fund shares shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds appreciated securities, you will, in effect, receive part of your purchase back in a taxable distribution if and when the Fund sells the securities and realizes gain on the sale. All of the Funds have built up, or have the potential to build up, high levels of unrealized appreciation in their investments.

After December 31 of a year, the Funds will send you a notice that tells you how much you've received in dividends and distributions during the year and their federal tax status. You could also be subject to foreign, state and local taxes on such dividends and distributions.

The Funds are required to withhold 31% as "backup withholding" on any payments to you by them (including amounts deemed paid in the case of exchanges) if you haven't given us a correct Taxpayer Identification Number (TIN) and certified that the TIN is correct and withholding doesn't apply, the Internal Revenue Service (IRS) notifies the Funds that your TIN

                                                             LIFEPATH DETAILS 31
given to us is incorrect or the IRS informs us that you are otherwise subject to backup withholding. You may also be subject to IRS penalties if you give us an incorrect TIN. Any amounts withheld can be applied against your federal income tax liability.

In general, the Funds are also required to withhold 30% from dividends paid to foreign shareholders.

Tax considerations for tax-deferred accounts, such as benefit plans, or non-taxable entities will be different.

Because each investor's tax circumstances are unique and because tax laws are subject to change, we recommend that you consult your tax advisor about your investment.

Master/Feeder Mutual Fund Structure

The LifePath Funds do not have their own investment adviser. Instead, each LifePath Fund invests all of its assets in a separate mutual fund, called a Master Portfolio, that has substantially identical investment objectives, strategies and policies as the Fund. BGFA serves as Investment Adviser to each Master Portfolio. The Master Portfolios may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolio.

Feeder Fund Expenses. The feeders bear the Master Portfolio's expenses in proportion to the amount of assets each invests in the Master Portfolio. Each feeder can set its own transaction minimums, fund-specific expenses and conditions.

Feeder Fund Rights. Under the master/feeder structure, each Fund's Board of Directors retains the right to withdraw the Fund's assets from the Master Portfolio if it believes doing so is in shareholders' best interests. If the Directors withdraw the Fund's assets, they would then consider whether the Fund should hire its own investment adviser, invest in another master portfolio or take other action.

32  BARCLAYS GLOBAL INVESTORS FUNDS, INC.

Financial Highlights

           The tables below provide a picture of each LifePath Fund's financial performance since inception. The per share information reflects financial results for a single Fund share. The total returns in the tables represent the rates of return that an investor would have earned or lost on an investment in each of the Funds, assuming reinvestment of all dividends and distributions. The information has been audited by KPMG LLP, independent auditors, whose report, along with the Funds' financial statements, is included in the Funds' annual report. You may obtain copies of the annual reports at no cost by calling toll-free 1 888 204 3956, 8am to 5pm Eastern time, Monday through Friday.

          ---------------------------------------------------------------------------------------------------------------
                                          LIFEPATH INCOME FUND                           LIFEPATH 2010 FUND
          ---------------------------------------------------------------------------------------------------------------
                              Year Ended Year Ended Year Ended Period Ended Year Ended Year Ended Year Ended Period Ended
                              2/29/00    2/28/99    2/28/98    2/28/97(/1/) 2/29/00    2/28/99    2/28/98    2/28/97(/1/)
          ---------------------------------------------------------------------------------------------------------------
          Net Asset Value,
          Beginning of
          Period                $11.53     $11.56     $10.97      $10.55      $14.29      $13.90     $12.46     $11.44
          ---------------------------------------------------------------------------------------------------------------
          Income from
          Investment
          Operations:
          Net Investment
          Income                  0.43       0.42       0.46        0.39        0.42        0.38       0.40       0.33
          Net Realized and
          Unrealized Gain on
          Investments             0.12       0.34       0.85        0.35        0.71        1.01       1.87       0.96
          ---------------------------------------------------------------------------------------------------------------
          Total from
          Investment
          Operations              0.55       0.76       1.31        0.74        1.13        1.39       2.27       1.29
          ---------------------------------------------------------------------------------------------------------------
          Less
          Distributions:
          From Net
          Investment Income      (0.43)     (0.42)     (0.46)      (0.32)      (0.42)      (0.38)     (0.40)     (0.27)
          From Net Realized
          Gain                   (0.47)     (0.37)     (0.26)      (0.00)      (1.51)      (0.62)     (0.43)      0.00
          ---------------------------------------------------------------------------------------------------------------
          Total
          Distributions          (0.90)     (0.79)     (0.72)      (0.32)      (1.93)      (1.00)     (0.83)     (0.27)
          ---------------------------------------------------------------------------------------------------------------
          Net Asset Value,
          End of Period         $11.18     $11.53     $11.56      $10.97      $13.49      $14.29     $13.90     $12.46
          ---------------------------------------------------------------------------------------------------------------
          Total Return           4.82%      6.70%     12.32%       7.00%       7.92%      10.19%     18.73%     11.98%
          ---------------------------------------------------------------------------------------------------------------
          Supplemental Data:
          Net Assets,
          End of Period
          (000)                $28,772    $51,281    $48,731     $46,578     $88,715    $132,798   $112,436    $87,204
          Portfolio Turnover
          Rate(/3/)                55%        66%        39%        108%         49%         38%        46%        73%
          ---------------------------------------------------------------------------------------------------------------
          Ratios to Average
          Net Assets:(/2/)
          Ratio of Expenses
          to Average Net
          Assets                 0.95%      0.95%      0.95%       0.95%       0.95%       0.95%      0.95%      0.95%
          Ratio of Net
          Investment Income
          to Average Net
          Assets                 3.63%      3.55%      4.06%       4.21%       2.80%       2.73%      3.09%      3.26%
          ---------------------------------------------------------------------------------------------------------------

           (/1/)The Funds commenced operations on March 26, 1996.
           (/2/)Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio. (/3/)Represents the portfolio turnover of each Fund's corresponding Master Portfolio.

                                                             LIFEPATH DETAILS 33

                                   LIFEPATH 2020 FUND                                LIFEPATH 2030 FUND

                      Year Ended Year Ended Year Ended Period Ended     Year Ended Year Ended  Year Ended  Period Ended  Year Ended
                      2/29/00    2/28/99    2/28/98    2/28/97(/1/)     2/29/00    2/28/99     2/28/98     2/28/97(/1/)  2/29/00
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of
Period                 $  16.38     $  15.73  $  13.40   $  11.97         $ 18.57    $  17.39   $ 14.17      $ 12.39    $  20.25
-----------------------------------------------------------------------------------------------------------------------------------
Income from
Investment
Operations:

Net Investment
Income                     0.32         0.31      0.33       0.29            0.26        0.24      0.26         0.23        0.13

Net Realized and
Unrealized Gain
on Investments             1.47         1.58      2.84       1.40            2.22        2.06      3.65         1.79        3.18
-----------------------------------------------------------------------------------------------------------------------------------
Total from
Investment
Operations                 1.79         1.89      3.17       1.69            2.48        2.30      3.91         2.02        3.31
-----------------------------------------------------------------------------------------------------------------------------------
Less
Distributions:

From Net
Investment
Income                    (0.32)       (0.31)    (0.33)     (0.24)          (0.26)      (0.24)    (0.26)       (0.20)      (0.13)

From Net
Realized Gains            (1.67)       (0.93)    (0.51)     (0.02)          (2.95)      (0.88)    (0.43)       (0.04)      (2.79)
-----------------------------------------------------------------------------------------------------------------------------------
Total
Distributions             (1.99)       (1.24)    (0.84)     (0.26)          (3.21)      (1.12)    (0.69)       (0.24)      (2.92)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period          $  16.18     $  16.38  $  15.73   $  13.40         $ 17.84    $  18.57   $ 17.39      $ 14.17    $  20.64
-----------------------------------------------------------------------------------------------------------------------------------
Total Return              10.84%       12.42%    24.25%     15.06%          13.04%      13.55%    28.22%       17.37%      16.01%
-----------------------------------------------------------------------------------------------------------------------------------
Supplemental
Data:
Net Assets,
End of Period
(000)                   143,052     $166,130  $148,197   $105,414         $84,016    $116,729   $95,309      $58,575    $122,683

Portfolio
Turnover
Rate(/3/)                    43%          36%       41%        61%             26%         19%       27%          42%         29%
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to
Average
Net Assets:(/2/)

Ratio of
Expenses to
Average Net
Assets                     0.95%        0.95%     0.95%      0.95%           0.95%       0.95%     0.95%        0.95%       0.95%

Ratio of Net
Investment
Income to
Average Net
Assets                     1.87%        1.91%     2.28%      2.57%           1.32%       1.35%     1.72%        2.05%       0.59%
-----------------------------------------------------------------------------------------------------------------------------------

                                      LIFEPATH 2040 FUND

                           Year Ended     Year Ended     Period Ended
                           2/28/99        2/28/98        2/28/97(/1/)
---------------------------------------------------------------------
Net Asset Value,
Beginning of
Period                      $  18.77     $  15.21          $12.91
---------------------------------------------------------------------
Income from
Investment
Operations:

Net Investment
Income                          0.14         0.18            0.18

Net Realized and
Unrealized Gain
on Investments                  2.67         4.41            2.27
---------------------------------------------------------------------
Total from
Investment
Operations                      2.81         4.59            2.45
---------------------------------------------------------------------
Less
Distributions:

From Net
Investment
Income                         (0.14)       (0.19)          (0.15)

From Net
Realized Gains                 (1.19)       (0.84)           0.00
---------------------------------------------------------------------
Total
Distributions                  (1.33)       (1.03)          (0.15)
---------------------------------------------------------------------
Net Asset Value,
End of Period               $  20.25     $  18.77          $15.21
---------------------------------------------------------------------
Total Return                   15.35%       30.95%          20.47%
---------------------------------------------------------------------
Supplemental
Data:
Net Assets,
End of Period
(000)                       $163,883     $126,601          $69,476
Portfolio
Turnover
Rate(/3/)                         19%          34%              48%
---------------------------------------------------------------------
Ratios to
Average
Net Assets:(/2/)

Ratio of
Expenses to
Average Net
Assets                          0.95%        0.95%            0.95%

Ratio of Net
Investment
Income to
Average Net
Assets                          0.72%        1.04%            1.46%
---------------------------------------------------------------------

(/1/)The Funds commenced operations on March 26, 1996.
(/2/)Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.
(/3/)Represents the portfolio turnover of each Fund's corresponding Master Portfolio.

34 BARCLAYS GLOBAL INVESTORS FUNDS, INC.

                     [This page intentionally left blank.]

                                                             LIFEPATH DETAILS 35

                     [This page intentionally left blank.]

 36  BARCLAYS GLOBAL INVESTORS FUNDS, INC.

For more detailed information on the LifePath Funds, request a copy of the Funds' annual and semi-annual reports to shareholders and their Statements of Additional Information (SAI). The annual and semi-annual reports discuss Fund investments over the last fiscal year. They also review the market conditions and investment strategies that materially affected Fund performance.

The SAI provides detailed information on the Funds. BGFA has electronically filed the SAI, dated July 1, 2000, with the Securities and Exchange Commission. It is incorporated by reference into this prospectus.

The Barclays Global Investors Funds "Shareholder Guide," also incorporated by reference into this prospectus, provides information on how to buy and sell shares of the LifePath Funds.

If you have any questions about LifePath Funds or wish to obtain the Shareholder Guide, the reports and SAI free of charge, please call the Funds' toll-free number:
1 888 204 3956

Or you may write LifePath Funds:
c/o Investors Bank & Trust Co.
P.O. Box 9130
Mail Code MFD23
Boston, MA 02117-9130

You can also obtain this information through the Internet on the Securities and Exchange Commission's Website:
http://www.sec.gov

The Securities and Exchange Commission will furnish hard copies of the documents, upon payment of a duplicating fee, through the Public Reference Section. Address your request to:
Public Reference Section of the SEC Washington, D.C. 20549-6009

You can also review and copy the documents at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call the Commission at 1 800 SEC 0330 for further details.

Investment Company Act File No.:

811-7332
                                           BARCLAYS GLOBAL INVESTORS FUNDS, INC.

Information designed to help
you manage your Barclays
Global Investors Funds
Investment


Shareholder Guide

The information disclosed is part of, and incorporated by reference into, the prospectuses dated July 1, 2000 for the LifePath, Index, Asset Allocation and Money Market Funds.


                                           BARCLAYS GLOBAL INVESTORS FUNDS, INC.

Owning Shares

          Who is eligible

IF YOU ARE A                  SPECIAL REQUIREMENTS                        INVESTOR'S PRIMARY CONTACT
Participant in an             Plans must have appointed a shareholder     Employer's benefits or human resources
employer-sponsored            servicing agent as Plan Trustee or Plan     department
benefit plan                  Administrator

Other tax-deferred            IRA, Keogh or other individual retirement   Shareholder servicing agent
investor                      plan maintained with a shareholder
                              servicing agent that offers the Funds

Other qualified buyer         Maintain an account with a shareholder      Shareholder servicing agent
through agent                 servicing agent that offers BGI Funds

Direct buyer                  Make prior arrangements with BGI and        The Funds' Transfer Agent, Investors Bank
                              invest at least $1 million (may be waived   & Trust (IBT)
                              in certain cases)


     Please Note

 .    The Funds have no investment minimums (except as indicated in the table above).

 .    Shareholder servicing agents may have investment minimums or account balance requirements that differ from those of the Funds.

 .    The Funds' Transfer Agent must receive a completed application before it can open a direct account.

 .    Federal regulations require you to furnish a valid taxpayer identification number when you open your account.

BARCLAYS GLOBAL INVESTORS FUNDS, INC.

Buying Shares

          How to buy shares

IF YOU ARE A               INVEST THROUGH
Plan participant*          Payroll deductions or make a direct contribution by rolling over an amount from another
                           401(k) plan or from a rollover IRA. (Make arrangements through your employer.)

Tax-deferred investor      A shareholder servicing agent as provided in your benefit plan documents*

Qualified buyer            An account set up with your shareholder servicing agent

Direct buyer               The Funds' Transfer Agent (IBT)

*Your shareholder servicing agent is responsible for supplying plan documents itemizing account maintenance fees and describing the amount and nature of the investments allowed by law.

   Please Note

 . You must submit your purchase order by the close of regular trading on the New York Stock Exchange (4pm Eastern time) to purchase shares at that day's net asset value.

 . Your shareholder servicing agent is responsible for transmitting your purchase order and may impose an earlier deadline.

 . If you are a direct buyer and your check bounces, the Funds reserve the right to cancel the purchase and hold you responsible for any losses or fees.

 .  The Funds reserve the right to suspend the availability of any Fund shares.
   They also have the right to reject any purchase order.

 .  The Funds do not issue share certificates.

 . Direct buyers can add to their Fund account by telephoned wire instructions or through the mail.

   - To invest by wire, just check that option on your account application when you open your account. If you already have an account, call the toll-free number to receive a bank-by-wire application.

   - To invest by mail, make your check payable to the Fund of your choice. Please include the Fund number and account number on your check. You will find them on your monthly statements.

Selling Shares

          How to sell shares

IF YOU ARE A               RESTRICTIONS*
Plan participant           Contact your Plan Sponsor or shareholder servicing agent

Tax-deferred investor      Contact your Plan Sponsor or shareholder servicing agent

Qualified buyer            Contact your shareholder servicing agent

Direct buyer               See information below

*Under certain circumstances, the Funds reserve the right to send your sale proceeds in the form of securities from their Master Portfolio.

   Sales Instructions for Direct Buyers

   By Phone

 .  Call the toll-free number any business day between 8am and 4pm, Eastern time.

 . The Funds' Transfer Agent, IBT, will employ procedures designed to confirm that your order is valid, but neither IBT nor the Funds may be held liable for acting on telephone instructions IBT reasonably believes to be valid.

   By Mail

 . Indicate the dollar amount you wish to receive or the number of shares you wish to sell in your sales order.

 .  Include your fund, account and taxpayer identification numbers.

 .  All account signatories must sign the order.

   Please Note

 . When a direct buyer purchases Fund shares and then quickly sells, the Funds may delay the payment of proceeds up to ten days to ensure that purchase checks have cleared.

 . Direct buyers can ask IBT to wire proceeds directly to their designated bank account.*

*If you direct the sale's proceeds to someone other than your account's owner of record, to an address other than your account's address of record or to a bank not designated previously, you must make your request in writing and include a signature guarantee to help prevent fraud. You can obtain a signature guarantee from most banks and securities dealers. A signature guarantee is not a notarized signature.

Managing Your Barclays Global
Investors Funds Investment

  Important facts about Barclays Global Investors (BGI) Funds

  Contacting BGI Funds
  By Telephone
  Call 1 888 204 3956, toll-free, Monday through Friday 8am to 4pm (Eastern time).

  By Mail
  Send your correspondence to:
  BGI Funds
  c/o Investors Bank & Trust Co.
  PO Box 9130
  Mail Code MFD 23
  Boston, MA 02117-9130


  Exchanging Shares

  The Funds allow investors to exchange shares free of charge between BGI Funds. Before buying shares through an exchange, you should obtain a copy of that Fund's prospectus and read it carefully. Prospectuses may be obtained by calling the toll-free number listed above.

  The Funds may limit the number of times you may exchange shares if they believe doing so is in the best interest of other Fund shareholders. They may also modify or terminate this exchange privilege by giving 60 days' written notice.


  Transaction Terms

 . You may buy or sell Fund shares at any time without paying a sales charge.

 . You may buy or sell Fund shares on any business day that the New York Stock
  Exchange (NYSE) is open.

 . You must submit your sales order by the close of regular trading on the NYSE
  (4pm Eastern time) to receive that day's net asset value.

 . Your shareholder servicing agent is responsible for transmitting your sales order and may impose an earlier deadline.

 . The Funds generally remit the proceeds from a sale the next business day after receiving a properly executed order and no longer than seven business days after the sale.

The BGI Funds

LifePath Funds
The first mutual funds designed to
provide comprehensive asset allocation
strategies that adjust over time for
the individual investor

LifePath Income
LifePath 2010
LifePath 2020
LifePath 2030
LifePath 2040

Index and Allocation Funds
A pioneer in asset allocation and index investing since 1971

Index Funds
 Bond Index Fund
 S&P 500 Stock Fund

Allocation Fund
 Asset Allocation Fund

Money Market Fund
Institutional Money Market Fund
Providing income and preserving capital

                                           BARCLAYS GLOBAL INVESTORS FUNDS, INC.

                     BARCLAYS GLOBAL INVESTORS FUNDS, INC.

                      STATEMENT OF ADDITIONAL INFORMATION

                             ASSET ALLOCATION FUND
                                BOND INDEX FUND
                               S&P 500 STOCK FUND

                                  July 1, 2000

  Barclays Global Investors Funds, Inc. (the "Company") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains information about three funds of the Company -- the Asset Allocation Fund, Bond Index Fund and S&P 500 Stock Fund (each, a "Fund" and collectively, the "Funds").

  Each of the Asset Allocation, Bond Index and S&P 500 Stock Funds seeks to achieve its investment objective by investing substantially all of its assets in the Asset Allocation, Bond Index and S&P 500 Index Master Portfolios (collectively, the "Master Portfolios"), respectively, of Master Investment Portfolio ("MIP," at times the "Trust"). Barclays Global Fund Advisors ("BGFA") serves as investment adviser to the corresponding Master Portfolios. References to the investments, investment policies and risks of the Funds unless otherwise indicated, should be understood as references to the investments, investment policies and risks of the corresponding Master Portfolios.

  This SAI is not a prospectus and should be read in conjunction with the Funds' current Prospectus, also dated July 1, 2000. All terms used in this SAI that are defined in the Prospectus will have the meanings assigned in the Prospectus. A copy of the Prospectus may be obtained without charge by writing Barclays Global Investors Funds, Inc., c/o Investors Bank & Trust Co., -- Transfer Agent, P.O. Box 9130, Mail Code MFD23, Boston, MA 02117-9130, or by calling 1-888-204-3956.

                               TABLE OF CONTENTS

                                                                                                    Page
                                                                                                    ----
Fund History.....................................................................................     1
Description of the Funds and Their Investments and Risks.........................................     1
Portfolio Securities.............................................................................     5
Risk Considerations..............................................................................    15
Management.......................................................................................    17
Control Persons and Principal Holders of Securities..............................................    20
Investment Adviser and Other Service Providers...................................................    20
Performance Information..........................................................................    25
Determination of Net Asset Value.................................................................    29
Purchase, Redemption and Pricing of Shares.......................................................    30
Portfolio Transactions...........................................................................    31
Dividends, Distributions and Taxes...............................................................    32
Capital Stock....................................................................................    37
Additional Information on the Funds..............................................................    39
Financial Statements.............................................................................    39
Appendix.........................................................................................   A-1

                                  FUND HISTORY

     The Company, an open-end management investment company, was incorporated in Maryland on October 15, 1992 and currently offers ten series including the Funds. MIP, organized as a Delaware business trust on October 21, 1993, consists of twelve series including the Asset Allocation, Bond Index and S&P 500 Index Master Portfolios. The Company's principal office is located at 111 Center Street, Little Rock, Arkansas 72201. Each Fund invests all of its assets in the corresponding Master Portfolio of the Trust (as illustrated below), which has the same or substantially the same investment objective as the related Fund.

Fund                                       Corresponding Master Portfolio
----                                       ------------------------------
Asset Allocation Fund                      Asset Allocation Master Portfolio
Bond Index Fund                            Bond Index Master Portfolio
S&P 500 Stock Fund                         S&P 500 Index Master Portfolio

     On or about December 30, 1993, the Company's Board of Directors approved, primarily for marketing purposes, the change of its corporate name from "WellsFunds Inc." to "Stagecoach Inc." On or about March 15, 1996, the Company changed its corporate name from "Stagecoach Inc." to "MasterWorks Funds Inc." On April 28, 1999, the Company's Board of Directors approved, primarily for marketing purposes, the change of its corporate name from "MasterWorks Funds Inc." to "Barclays Global Investors Funds, Inc."

     On October 29, 1999, the Company's U.S. Treasury Allocation Fund was consolidated into the Company's Bond Index Fund. As part of the consolidation, U.S. Treasury Allocation Fund shareholders received shares of the Bond Index Fund equal in value to their shares of the U.S. Treasury Allocation Fund.

            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

     Investment Restrictions.  Each Fund and Master Portfolio has adopted
     -----------------------
investment policies that may be fundamental or non-fundamental. Fundamental policies cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the outstanding voting securities of such Fund or Master Portfolio, as the case may be. Non-fundamental policies may be changed without shareholder approval by vote of a majority of the Directors of the Company or the Trustees of the Trust, as the case may be, at any time.

     Fundamental Investment Restrictions. The Funds are subject to the following investment restrictions, all of which are fundamental policies.

     The Funds may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of any Fund's investments in that industry would be 25% or more of the current value of such Fund's total assets, provided that there is no limitation with respect to investments in (i) obligations of the U.S. Government, its agencies or instrumentalities; (ii) in the case of the S&P 500 Stock Fund, and the stock portion of the Asset Allocation Fund, any industry in which the S&P 500 Index becomes concentrated to the same degree during the same period (provided that, with respect to the stock and money market portions of the Asset Allocation Fund, the Fund will be concentrated as specified above only to the extent the percentage of its assets invested in those categories of investments is sufficiently large that 25% or more of its total assets would be invested in a single industry); (iii) in the case of the Bond Index Fund, any industry in which the Lehman Brothers Government/Corporate Bond Index (the "LB Bond Index") becomes concentrated to the same degree during the same period; and (iv) in the case of the money market portion of the Asset Allocation Fund, its money market instruments may be concentrated in the banking industry (but will not do so unless the SEC staff confirms that it does not object to the Fund reserving freedom of action to concentrate investments in the banking industry); and provided further, that a Fund may invest all its assets in a diversified open-end management investment company, or series thereof, with substantially the same investment objective, policies and restrictions as such Fund, without regard for the limitations set forth in this paragraph (1);

     (2) purchase or sell real estate or real estate limited partnerships (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein);

     (3) purchase commodities or commodity contracts (including futures contracts), except that a Fund may purchase securities of an issuer that invests or deals in commodities or commodity contracts, and except that the Funds may enter into futures and options contracts in accordance with their respective investment policies;

     (4) purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs;

     (5) purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin payments in connection with options, futures and options on futures) or make short sales of securities;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting and provided further, that the purchase by a Fund of securities issued by a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as such Fund shall not constitute an underwriter for purposes of this paragraph (6);

     (7) make investments for the purpose of exercising control or management; provided that a Fund may invest all its assets in a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as such Fund, without regard to the limitations set forth in this paragraph (7);

     (8) borrow money or issue senior securities as defined in the 1940 Act, except that the Bond Index Fund may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists), and except that each of the Asset Allocation and S&P 500 Stock Funds may borrow up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists);

     (9) write, purchase or sell puts, calls, straddles, spreads, warrants, options or any combination thereof, except that each Fund may enter into futures and options contracts in accordance with their respective investment policies, and except that the Asset Allocation Fund may purchase securities with put rights in order to maintain liquidity, and except that the S&P 500 Stock Fund may invest up to 5% of their net assets in warrants in accordance with their investment policies stated below;

     (10) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result, with respect to 75% of its total assets, more than 5% of the value of a Fund's, total assets would be invested in the securities of any one issuer or, with respect to 100% of its total assets a Fund's ownership would be more than 10% of the outstanding voting securities of such issuer; provided that a Fund may invest all its assets in a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as such Fund, without regard to the limitations set forth in this paragraph (10); or

     (11) make loans, except that each Fund may purchase or hold debt instruments or lend their portfolio securities in accordance with their investment policies, and may enter into repurchase agreements.

     Non-Fundamental Investment Restrictions. The Funds are subject to the following investment restrictions, all of which are non-fundamental policies.

     (1) The Funds may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act.
Under the 1940 Act, a Fund's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's net assets with respect to any one investment company, and (iii) 10% of such Fund's net assets in the aggregate. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by a Fund.

     (2) Each Fund may not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days.

     (3) Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of a Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year.

     Notwithstanding any other investment policy or limitation (whether or not fundamental), each Fund may invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the Fund. A decision to so invest all of its assets may, depending on the circumstances applicable at the time, require approval of shareholders.

     The Master Portfolios to the Funds are subject to the following investment restrictions.

     Fundamental Investment Restrictions. The Master Portfolios are subject to the following investment restrictions, all of which are fundamental policies.

     Each Master Portfolio may not:

     (1) invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of its total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities may be purchased, without regard to any such limitation.

     (2) hold more than 10% of the outstanding voting securities of any single issuer. This Investment Restriction applies only with respect to 75% of its total assets.

     (3) invest in commodities, except that each Master Portfolio may purchase and sell (i.e., write) options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

     (4) purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but each Master Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

     (5) borrow money, except that the Bond Index Master Portfolio may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists), and except that each of the Asset Allocation and S&P 500 Index Master Portfolios may borrow up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists). For purposes of this investment restriction, a Master Portfolio's entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing to the extent certain segregated accounts are established and maintained by such Master Portfolio.

     (6) make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, each Master Portfolio may lend its portfolio securities in an amount not to exceed one-third of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Trust's Board of Trustees.

     (7) act as an underwriter of securities of other issuers, except to the extent that the Master Portfolios may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

     (8) invest 25% or more of its total assets in the securities of issuers in any particular industry or group of closely related industries except that, in the case of each Master Portfolio, there shall be no limitation with respect to investments in (i) obligations of the U.S. Government, its agencies or instrumentalities; (ii) in the case of the S&P 500 Index Master Portfolio, and the stock portion of the Asset Allocation Master Portfolio, any industry in which the S&P 500 Index becomes concentrated to the same degree during the same period (provided that, with respect to the stock and money market portions of the Asset Allocation Master Portfolio, the Master Portfolio will be concentrated as specified above only to the extent the percentage of its assets invested in those categories of investments is sufficiently large that 25% or more of its total assets would be invested in a single industry); (iii) in the case of the Bond Index Master Portfolio, any industry in which the LB Bond Index becomes concentrated to the same degree during the same period; and (iv) in the case of the money market portion of the Asset Allocation Master

Portfolio, its money market instruments may be concentrated in the banking industry (but will not do so unless the SEC staff confirms that it does not object to the Master Portfolio reserving freedom of action to concentrate investments in the banking industry).

     (9) issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in the Master Portfolios' fundamental policies (3) and (5) may be deemed to give rise to a senior security.

     (10) purchase securities on margin, but each Master Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.

     Non-fundamental Investment Restrictions. The Master Portfolios are subject to the following non-fundamental policies.

     (1) The Master Portfolios may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, a Master Portfolio's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Master Portfolio's net assets with respect to any one investment company, and (iii) 10% of such Master Portfolio's net assets in the aggregate. Other investment companies in which the Master Portfolios invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Master Portfolio.

     (2) Each Master Portfolio may not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days.

     (3) Each Master Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of a Master Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Master Portfolios will not enter into any portfolio security lending arrangement having a duration of longer than one year.

                              PORTFOLIO SECURITIES

     To the extent set forth in this SAI, each Fund through its investment in the corresponding Master Portfolio may invest in the securities described below. To avoid the need to refer to both the Funds and the Master Portfolios in every instance, the following sections generally refer to the Funds only.

Asset Allocation Master Portfolio:

     The Asset Allocation Fund invests in the Asset Allocation Master Portfolio that uses an allocation model to select portfolio securities. A description of the Asset Allocation Model follows.

     Asset Allocation Model. A key component of the Asset Allocation Model is a
     ----------------------
set of assumptions concerning expected risk and return and investor attitudes toward risk, which are incorporated into the asset allocation decision. The principal inputs of financial data to the Asset Allocation Model for the

Asset Allocation Master Portfolio currently are (i) consensus estimates of the earnings, dividends and payout ratios on a broad cross-section of common stocks as reported by independent financial reporting services that survey a broad cross-section of Wall Street analysts; (ii) the estimated current yield to maturity on new long-term corporate bonds rated "AA" by S&P; (iii) the present yield on money market instruments; (iv) the historical statistical standard deviation in investment return for each class of asset; and (v) the historical statistical correlation of investment returns among the various asset classes in which the Asset Allocation Master Portfolio invests.

All Master Portfolios:

     Repurchase Agreements.  Each Fund may engage in a repurchase agreement with
     ---------------------
respect to any security in which it is authorized to invest, although the underlying security may mature in more than thirteen months. The Fund may enter into repurchase agreements wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed-upon time and price that involves the acquisition by the Fund of an underlying debt instrument, subject to the seller's obligation to repurchase, and the Fund's obligation to resell, the instrument at a fixed price usually not more than one week after its purchase. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Fund, and all repurchase transactions must be collateralized. The Funds may participate in pooled repurchase agreement transactions with other funds advised by BGFA.

     The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. The Fund may enter into repurchase agreements only with respect to securities of the type in which it may invest, including government securities and mortgage-related securities, regardless of their remaining maturities, and requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below resale price. BGFA monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Certain costs may be incurred by the Fund in connection with the sale of the underlying securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, disposition of the securities by the Fund may be delayed or limited. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the Fund in connection with insolvency proceedings), it is the policy of the Fund to limit repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. The Fund considers on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

     Floating- and Variable-Rate Obligations. Each Fund may purchase debt
     ---------------------------------------
instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. The floating- and variable-rate instruments that a Fund may purchase include certificates of participation in such instruments. These adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

     The Fund may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Fund may invest in obligations that are not so rated only if BGFA determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. BGFA, on behalf of the Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Fund's portfolio. The Fund will not invest more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists.

     U.S. Government Obligations.  The Funds may invest in various types of U.S.
     ----------------------------
Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     Securities of Non-U.S. Issuers.  The Funds may invest in certain
     -------------------------------
securities of non-U.S. issuers as discussed below. Obligations of Foreign Governments, Banks and Corporations -- Each Fund may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any by BGFA to be of comparable quality to the other obligations in which such Fund may invest. The Funds may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of each Fund's assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries. Each Fund may invest a portion of its total assets in high-quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars. The Funds also may invest in U.S. dollar-denominated debt obligations issued by foreign corporations.

     Bonds.  Certain of the debt instruments purchased by the Asset Allocation
     ------
and Bond Index Funds may be bonds. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. Most bonds bear interest income at a "coupon" rate that is fixed for the life of the bond. The value of a fixed rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed rate bond's yield (income as a percent of the bond's current value) may differ from its coupon rate as its value rises or falls. Other types of bonds bear income at an interest rate that is adjusted periodically. Because of their adjustable interest rates, the value of "floating-rate" or "variable-rate" bonds fluctuates much less in response to market interest rate movements than the value of fixed rate bonds. Also, the Funds may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of their investment portfolios. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

     Unrated, Downgraded and Below Investment Grade Investments. The Funds may
     ----------------------------------------------------------
purchase instruments that are not rated if, in the opinion of the investment adviser, BGFA, such obligation is of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by a Fund provided that the amount of such securities held by a Fund does not exceed 5% of the Fund's net assets. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, each Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's and S&P are more fully described in the SAI Appendix.

     The Funds are not required to sell downgraded securities, and each Fund could hold up to 5% of its net assets in debt securities rated below "Baa" by Moody's or below "BBB" by S&P or if unrated, low quality (below investment grade) securities.

     Although they may offer higher yields than do higher rated securities, low rated and unrated low quality debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated low quality debt is traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish a Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of a Fund's shares.

     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated or unrated low quality debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated or unrated low quality debt securities may be more complex than for issuers of higher rated securities, and the ability of a Fund to achieve its investment objective may, to the extent it holds low rated or unrated low quality debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund held exclusively higher rated or higher quality securities.

     Low rated or unrated low quality debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of such debt securities have been found to be less sensitive to interest rate changes than higher rated or higher quality investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated or unrated low quality debt securities prices because the advent of a recession could dramatically lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of the debt securities defaults, the Funds may incur additional expenses to seek recovery.

     Letters of Credit. Certain of the debt obligations (including municipal
     -----------------
securities, certificates of participation, commercial paper and other short-term obligations) that the Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company that assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies that, in the opinion of BGFA, as investment adviser, are of comparable quality to issuers of other permitted investments of such Fund may be used for letter of credit-backed investments.

     When-Issued Securities. Certain of the securities in which the Bond Index
     ----------------------
and Asset Allocation Funds may invest will be purchased on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. These Funds only will make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. When-issued securities are subject to market fluctuation, and no income accrues to the purchaser during the period prior to issuance. The purchase price and the interest rate that will be received on debt securities are fixed at the time the purchaser enters into the commitment. Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery. None of the Funds currently intend to invest more than 5% of its assets in when-issued securities during the coming year. Each Fund will establish a segregated account in which it will maintain cash or liquid, high-grade debt securities in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

     Loans of Portfolio Securities. The Funds may lend securities from their
     -----------------------------
portfolios to brokers, dealers and financial institutions (but not individuals) if cash, U.S. Government securities or other high-quality debt obligations equal to at least 100% of the current market value of the securities loan (including accrued interest thereon) plus the interest payable to such Fund with respect to the loan is maintained with the Fund. In determining whether to lend a security to a particular broker, dealer or financial institution, the Fund's investment adviser will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that a Fund may receive as collateral will not become part of the Fund's investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. None of the Funds will lend securities having a value that exceeds one-third of the current value of its total assets. Loans of securities by any of the Funds will be subject to termination at the Fund's or the borrower's option. The Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Company, BGFA, or the Distributor.

     The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Funds may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon the borrower or a placing broker.

     Futures Contracts and Options Transactions. The Funds may use futures
     ------------------------------------------
contracts as a hedge against the effects of interest rate changes or changes in the market value of the stocks comprising the index in which such Fund invests. In managing their cash flows, these Funds also may use futures contracts as a substitute for holding the designated securities underlying the futures contract. A futures contract is an agreement between two parties, a buyer and a seller, to exchange a particular commodity at a specific price on a specific date in the future. An option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. At the time it enters into a futures transaction, a Fund is required to make a performance deposit (initial margin) of cash or liquid securities in a segregated account in the name of the futures broker. Subsequent payments of "variation margin" are then made on a daily basis, depending on the value of the futures position that is continually "marked to market."

     A Fund may engage only in futures contract transactions involving (i) the sale of a futures contract (i.e., short positions) to hedge the value of securities held by such Fund; (ii) the purchase of a futures contract when such Fund holds a short position having the same delivery month (i.e., a long position offsetting a short position); or (iii) the purchase of a futures contract to permit the Fund to, in effect, participate in the market for the designated securities underlying the futures contract without actually owning such designated securities. When a Fund purchases a futures contract, it will create a segregated account consisting of cash or other liquid assets in an amount equal to the total market value of such futures contract, less the amount of initial margin for the contract.

     If a Fund enters into a short position in a futures contract as a hedge against anticipated adverse market movements and the market then rises, the increase in the value of the hedged securities will be offset, in whole or in part, by a loss on the futures contract. If instead a Fund purchases a futures contract as a substitute for investing in the designated underlying securities, a Fund experiences gains or losses that correspond generally to gains or losses in the underlying securities. The latter type of futures contract transactions permits a Fund to experience the results of being fully invested in a particular asset class, while maintaining the liquidity needed to manage cash flows into or out of the Fund (e.g., from purchases and redemptions of Fund shares). Under normal market conditions, futures contract positions may be closed out on a daily basis. The Funds identified above expect to apply a portion of their cash or cash equivalents maintained for liquidity needs to such activities.

     Transactions by a Fund in futures contracts involve certain risks. One risk in employing futures contracts as a hedge against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in the Fund's investment portfolio (the portfolio securities of the Bond Index Fund and the bond portion of the Asset Allocation Fund will not be identical to the securities underlying the futures contracts). Similarly, in employing futures contracts as a substitute for purchasing the designated underlying securities, there is a risk that the performance of the futures contract may correlate imperfectly with the performance of the direct investments for which the futures contract is a substitute. In addition, commodity exchanges generally limit the amount of fluctuation permitted in futures contract prices during a single trading day, and the existence of such limits may prevent the prompt liquidation of futures positions in certain cases. Limits on price fluctuations are designed to stabilize prices for the benefit of market participants; however, there could be cases where the Fund could incur a larger loss due to the delay in trading than it would have if no limit rules had been in effect.

     Futures contracts and options are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts are subject to market risk (i.e., exposure to adverse price changes). Although each of the indicated Funds intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If it is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments on variation margin.

     In order to comply with undertakings made by the Fund pursuant to Commodity Futures Trading Commission ("CFTC") Regulation 4.5, the Funds will use futures and option contracts solely for bona fide hedging purposes within the meaning and intent of CFTC Reg. 1.3(z); provided, however, that in addition, with respect to positions in commodity futures or commodity option contracts that do not come within the meaning and intent of CFTC Reg. 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed five percent of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any such contract it has entered into; and provided further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount as defined in CFTC Reg. 190.01(x) may be excluded in computing such five percent.

     Stock Index Futures and Options on Stock Index Futures.  The S&P 500 Stock
     -------------------------------------------------------
and Asset Allocation Funds may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, each Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity. There can be no assurance that a liquid market will exist at the time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of an unfavorable position.

     Interest-Rate Futures Contracts and Options on Interest-Rate Futures
     --------------------------------------------------------------------
Contracts.  The Asset Allocation and Bond Index Funds may invest in interest-
----------
rate futures contracts and options on interest-rate futures contracts as a substitute for a comparable market position in the underlying securities. The Funds may also sell options on interest-rate futures contracts as part of closing purchase transactions to terminate their options positions. No assurance can be given that such closing transactions can be effected or the degree of correlation between price movements in the options on interest rate futures and price movements in the Funds' portfolio securities that are the subject of the transaction.

     Interest-Rate and Index Swaps.  The Asset Allocation and Bond Index Funds
     ------------------------------
may enter into interest-rate and index swaps in pursuit of their investment objectives. Interest-rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an ex-change of floating-rate payments on fixed-rate payments). Index swaps involve the exchange by a Fund with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. A Fund will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. If a Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. There is no limit, except as provided below, on the amount of swap transactions that may be entered into by a Fund. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case a Fund may not receive net amount of payments that a Fund contractually is entitled to receive.

     Investment Company Securities.  Each Fund may invest in securities issued
     ------------------------------
by other investment companies that principally invest in securities of the type in which the Fund invests. Under the 1940 Act, a Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's net assets with respect to any one investment company and (iii) 10% of the Fund's net assets in the aggregate. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses. The Funds may also purchase shares of exchange listed closed-end funds.

     Illiquid Securities.  Each Fund may invest up to 15% of the value of its
     --------------------
net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with its investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, participation interests that are not subject to the demand feature described above, floating- and variable-rate demand obligations as to which the Fund cannot exercise the related demand feature described above on not more than seven days notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

     Short-Term Instruments and Temporary Investments.  The Funds may invest in
     -------------------------------------------------
high-quality money market instruments on an ongoing basis to provide liquidity, for temporary purposes when there is an unexpected level of shareholder purchases or redemptions or when "defensive" strategies are appropriate. The instruments in which the Funds may invest include: (i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by BGFA ; (iv) nonconvertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least "Aa" by Moody's or "AA" by S&P; (v) repurchase agreements; and (vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and in the opinion of BGFA are of comparable quality to obligations of U.S. banks that may be purchased by the Fund.

     Bank Obligations.   Each Fund may invest in bank obligations, including
     -----------------
certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.


     Commercial Paper and Short-Term Corporate Debt Instruments.  Each Fund may
     -----------------------------------------------------------
invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The investment adviser to each Fund monitors on an on-going basis the ability of an issuer of a demand instrument to pay principal and interest on demand. Each Fund also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. A Fund will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The investment adviser to each Fund will consider such an event in determining whether the Fund should continue to hold the obligation. To the extent the Fund continues to hold such obligations, it may be subject to additional risk of default.

     Forward Commitments, When-Issued Purchases and Delayed-Delivery
     ---------------------------------------------------------------
Transactions. Each Fund may purchase or sell securities on a when-issued or
------------
delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-is-sued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although a Fund will generally purchase securities with the intention of acquiring them, a Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by the investment adviser.

     Borrowing Money.   As a fundamental policy, each Fund is permitted to
     ----------------
borrow to the extent permitted under the 1940 Act. However, each Fund currently intends to borrow money only for temporary or emergency (not leveraging) purposes, and may borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of a Fund's total assets, the Fund will not make any investments.

     Investment in Warrants. The S&P 500 Stock Fund may invest up to 5% of net
     ----------------------
assets at the time of purchase in warrants (other than those that have been acquired in units or attached to other securities), including not more than 2% of each of their net assets in warrants that are not listed on the New York or American Stock Exchange. A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The S&P 500 Stock Fund may only purchase warrants on securities in which the Fund may invest directly.

The S&P 500 Stock Fund and S&P 500 Index Master Portfolio:

     Neither the Fund nor the Master Portfolio is sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the Fund, the Master Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index that is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund's shares or the timing of the issuance or sale of the Fund's shares or in the determination or calculation of the equation by which the Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund's shares.

     S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.


                              RISK CONSIDERATIONS

     General.  Since the investment characteristics and, therefore, investment
     -------
risks directly associated with such characteristics of each Fund correspond to those of the Master Portfolio in which such Fund invests, the following is a discussion of the risks associated with the investments of the Master Portfolios. Once again, unless otherwise specified, references to the investment policies and risks of a Fund also should be understood as references to the investment policies and risks of the corresponding

Master Portfolio. The NAV per share of each class of a Fund is neither insured nor guaranteed, is not fixed and should be expected to fluctuate.

     Equity Securities.  The stock investments of the Funds are subject to
     -----------------
equity market risk. Equity market risk is the possibility that common stock prices will fluctuate or decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. Throughout 1999, the stock market, as measured by the S&P 500 Index and other commonly used indices, was trading at or close to record levels. There can be no guarantee that these performance levels will continue.

     Debt Securities.  The debt instruments in which the Funds invest are
     ---------------
subject to credit and interest rate risk. Credit risk is the risk that issuers of the debt instruments in which the Funds invest may default on the payment of principal and/or interest. Interest-rate risk is the risk that increases in market interest rates may adversely affect the value of the debt instruments in which the Funds invest. The value of the debt instruments generally changes inversely to market interest rates. Debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of these investments. Although some of the Funds' securities are guaranteed by the U.S. Government, its agencies or instrumentalities, such securities are subject to interest rate risk and the market value of these securities, upon which the Funds' daily NAV is based, will fluctuate. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

     Foreign Securities.  Investing in the securities of issuers in any foreign
     ------------------
country, including through American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and similar securities, involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political, social and monetary or diplomatic developments that could affect U.S. investments in foreign countries. Additionally, dispositions of foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including withholding taxes. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. A Fund's performance may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments.

     Other Investment Considerations.  Because the Funds may shift investment
     -------------------------------
allocations significantly from time to time, their performance may differ from funds that invest in one asset class or from funds with a stable mix of assets. Further, shifts among asset classes may result in relatively high turnover and transaction (i.e., brokerage commission) costs. Portfolio turnover also can generate short-term capital gains tax consequences. During those periods in which a higher percentage of the Asset Allocation and Bond Index Funds' assets are invested in long-term bonds, those Funds' exposure to interest-rate risk will be greater because the longer maturity of such securities means they are generally more sensitive to changes in market interest rates than short-term securities. The Asset Allocation and Bond Index Funds may enter into futures transactions, each of which involves risk. The futures contracts and options on futures contracts that these Funds may purchase may be considered derivatives. Certain of the floating-and- variable-rate instruments that each Fund may purchase also may be considered derivatives. Derivatives are financial instruments whose values are derived, at least in part, from the prices of other securities or specified assets, indices or rates. Each Fund may use some derivatives as part of its short-term liquidity holdings and/or substitutes for comparable market positions in the underlying securities. Some derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value due to their structure or contract terms. A Fund may not use derivatives to create leverage without establishing adequate "cover" in compliance with SEC leverage rules. Asset allocation and modeling strategies are employed by BGFA for other investment companies and accounts advised or sub-advised by BGFA. If these strategies indicate particular securities should be purchased or sold, at the same time, by a Fund and one or more of these investment companies or accounts, available investments or opportunities for sales will be allocated equitably to each by BGFA. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Fund or the price paid or received by such Fund.

                                  MANAGEMENT

     The business and affairs of the Company are managed under the direction of its Board of Directors in conformity with Maryland law. The Board of Directors of the Company supervises the Funds' activities and monitors the Funds' contractual arrangements with various service providers. The Company's Directors are also MIP's Trustees. The Company's Board, including a majority of the Directors who are not "interested persons" (as that term is defined in the 1940 Act) of the Company, has adopted procedures to address potential conflicts of interest that may arise as a result of the structure of the Boards.

     Directors and officers of the Company, together with information as to their principal business occupations during the last five years, are shown below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Directors who are deemed to be an "interested person" of the Company, as defined in the 1940 Act, are indicated by an asterisk.


                                                           Principal Occupations
Name, Address and Age             Position(s)              During Past 5 Years
---------------------             -----------              ---------------------
Jack S. Euphrat, 78               Director                 Private Investor.
415 Walsh Road
Atherton, CA 94027

*R. Greg Feltus, 49               Director, Chairman       Executive Vice President of Stephens Inc.;
                                  and President            President of Stephens Insurance Services Inc.;
                                                           Senior Vice President of Stephens Sports
                                                           Management Inc.; and President of Investors
                                                           Brokerage Insurance Inc.

W. Rodney Hughes, 74              Director                 Private Investor.
31 Dellwood Court
San Rafael, CA 94901

Leo Soong,/1/ 54                  Director                 Managing Director of Crystal Geyser Roxane
Crystal Geyser Water Co.                                   Water Co.; Co-Founder and President of Crystal
55 Francisco Street, Suite 410                             Geyser Water Co.
San Francisco, CA 94133


Richard H. Blank, Jr.,  44        Chief Operating          Vice President of Stephens Inc.; Director of
                                  Officer, Secretary       Stephens Sports Management Inc.; and Director
                                  and Treasurer            of Capo Inc.

____________________

/1/    Elected to the Board of Directors of the Company on February 9, 2000.

                               Compensation Table
                 For the Calendar Year Ended December 31, 1999

                                       Aggregate           Total Compensation
                                      Compensation           from Registrant
 Name and Position                  from Registrant         and Fund Complex
------------------                --------------------  -------------------------
Jack S. Euphrat                          $5,875                  $11,750
  Director

*R. Greg Feltus                          $    0                  $     0
  Director

Thomas S. Goho/1/                        $1,500                  $ 3,000
  Director

W. Rodney Hughes                         $5,875                  $11,750
  Director

*J. Tucker Morse/1/                      $1,500                  $ 3,000
  Director

____________________
/1/  Retired from the Board of Directors of the Company on April 28, 1999.

     Directors of the Company are compensated annually by the Company and by all the registrants in the fund complex for their services as indicated above and also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. The Company and MIP are considered to be members of the same fund complex, as such term is defined in Form N-1A under the 1940 Act. The Directors are compensated by the Company and MIP for their services as Directors/Trustees. Currently the Directors do not receive any retirement benefits or deferred compensation from the Company or MIP. As of the date of this SAI, Directors and officers of the Company as a group beneficially owned less than 1% of the outstanding shares of the Company.

   Master/Feeder Structure. Each Fund seeks to achieve its investment objective
   -----------------------
by investing all of its assets into the corresponding Master Portfolio of MIP. The Funds and other entities investing in a Master Portfolio are each liable for all obligations of such Master Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and MIP itself is unable to meet its obligations. Accordingly, the Company's Board of Directors believes that neither a Fund nor its shareholders will be adversely affected by investing Fund assets in a Master Portfolio. However, if a mutual fund or other investor withdraws its investment from such Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses among a larger asset base) that the Company's Board believes may be available through investment in the Master Portfolio may not be fully achieved. In addition, given the relative novelty of the master/feeder structure, accounting or operational difficulties, although unlikely, could arise.

   A Fund may withdraw its investment in a Master Portfolio only if the Company's Board of Directors determines that such action is in the best interests of such Fund and its shareholders. Upon any such withdrawal, the Company's Board would consider alternative investments, including investing all of the Fund's assets in another investment company with the same investment objective as the Fund or hiring an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Master Portfolio.

   The investment objective and other fundamental policies of a Master Portfolio cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding interests. Whenever a Fund, as an interestholder of the corresponding Master Portfolio, is requested to vote on any matter submitted to interestholders of the Master Portfolio, the Fund will hold a meeting of its shareholders to consider such matters. The Fund will cast its votes in proportion to the votes received from its shareholders. Shares for which the Fund receives no voting instructions will be voted in the same proportion as the votes received from the other Fund shareholders.

   Certain policies of the Master Portfolio that are non-fundamental may be changed by vote of a majority of MIP's Trustees without interestholder approval. If the Master Portfolio's investment objective or fundamental or non-fundamental policies are changed, the Fund may elect to change its objective or policies to correspond to those of the Master Portfolio. A Fund also may elect to redeem its interests in the corresponding Master Portfolio and either seek a new investment company with a matching objective in which to invest or retain its own investment adviser to manage the Fund's portfolio in accordance with its objective. In the latter case, a Fund's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in the Fund. The Funds will provide shareholders with 30 days written notice prior to the implementation of any change in the investment objective of the Fund or the Master Portfolio, to the extent possible.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

   As of May 31, 2000, the shareholders identified below were known by the Company to own 5% or more of the indicated Fund's outstanding shares in the following capacity:

                                  Name and Address                    Percentage    Nature of
Name of Fund                        of Shareholder                     of Fund     Ownership
------------                      ----------------                    ----------   ----------
Asset Allocation        Merrill Lynch Pierce Fenner and Smith            79%         Record
                        Qualified Retirement Plan
                        265 Davidson Ave., 4th Floor
                        Somerset, NJ 08873

                        Putnam Fiduciary Trust Co. TR                     5%         Record
                        FBO Kohl's Department Stores Inc.
                        Savings Plan
                        859 Willard Street
                        Quincy, MA 02269

Bond Index Fund         Merrill Lynch Pierce Fenner and Smith            70%         Record
                        Qualified Retirement Plan
                        265 Davidson Ave., 4th Floor
                        Somerset, NJ 08873

                        Norwest Bank Minnesota, N.A.                     18%         Record
                        P.O. Box 1533
                        Minneapolis, MN 55480

S&P 500 Stock           Bankers Trust Co. TR                             39%         Record
                        FBO Betchel Master Trust for Qualified
                        Employee Benefit Plan
                        P.O. Box 1742
                        New York, NY 10008

                        Merrill Lynch Pierce Fenner and Smith            38%          Record
                        Qualified Retirement Plan
                        265 Davidson Ave., 4th Floor
                        Somerset, NJ 08873

   For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a Fund, or is identified as the holder of record of more than 25% of a Fund and has voting and/or investment powers, it may be presumed to control such Fund.


                INVESTMENT ADVISER AND OTHER SERVICES PROVIDERS

   Investment Adviser. BGFA provides investment advisory services to each Master
   ------------------
Portfolio pursuant to separate Investment Advisory Contracts (each, a "BGFA Advisory Contract") with MIP. Pursuant to the Advisory Contracts, BGFA furnishes to the Trust's Board of Trustees periodic reports on the investment strategy and performance of each Master Portfolio. BGFA has agreed to provide to the Master Portfolios, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition, credit conditions and average maturities of each Master Portfolio's investment portfolio.

   BGFA is entitled to receive monthly fees at the annual rate of 0.35%, 0.08% and 0.05% of the average daily net assets of the Asset Allocation, Bond Index and S&P 500 Index Master Portfolios, respectively, as compensation for its advisory services to such Master Portfolios. The Advisory Contracts provide that the advisory fee is accrued daily and paid monthly.

   As to each Master Portfolio, the applicable BGFA Advisory Contract is subject to annual approval by (i) MIP's Board of Trustees or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Master Portfolio, provided that in either event the continuance also is approved by a majority of MIP's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of MIP or BGFA, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Master Portfolio, the applicable BGFA Advisory Contract is terminable without penalty, on 60 days written notice by MIP's Board of Trustees or by vote of the holders of a majority of such Master Portfolio's shares, or, on not less than 60 days written notice, by BGFA. The applicable BGFA Advisory Contract terminates automatically, as to the relevant Master Portfolio, in the event of its assignment (as defined in the 1940 Act).

   For the fiscal years ended February 28, 1997, February 28, 1998, February 28, 1999, and for the ten-month period ended December 31, 1999, the corresponding Master Portfolio of each Fund paid to BGFA the advisory fees indicated below, without waivers:

                                                                                               Ten-Month
                                                                                             Period Ended
                                               FYE 2/28/97    FYE 2/28/98     FYE 2/28/99      12/31/99
Master Portfolio                                Fees Paid      Fees Paid       Fees Paid       Fees Paid
----------------                               -----------    -----------     -----------    ------------
Asset Allocation Master Portfolio               $1,153,951     $1,616,380      $1,941,048      $1,667,200
Bond Index Master Portfolio                     $  147,204     $  147,755      $   89,576      $  277,850
S&P 500 Index Master Portfolio                  $  577,637     $  939,051      $1,353,414      $1,821,793

   Co-Administrators. The Company has engaged Stephens Inc. ("Stephens") and
   -----------------
Barclays Global Investors, N.A. ("BGI") to provide certain administration services to the Funds. Pursuant to a Co-Administration Agreement with the Company, Stephens and BGI provide as administration services, among other things: (i) general supervision of the operation of the Funds, including coordination of the services performed by the investment adviser, transfer and dividend disbursing agent, custodian, shareholder servicing agent, independent auditors and legal counsel; (ii) general supervision of regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Funds; and (iii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Company's officers and Board of Directors. Stephens also furnishes office space and certain facilities required for conducting the business of the Company together with those ordinary clerical and bookkeeping services that are not being furnished by the Fund's investment adviser. Stephens also pays the compensation of the Company's Directors, officers and employees who are affiliated with Stephens.

   In addition, except for advisory fees, extraordinary expenses, brokerage and other expenses connected to the execution of portfolio transactions and certain expenses that are borne by the Funds, Stephens and BGI have agreed to bear all costs of the Funds' and the Company's operations including, but not limited to, transfer and dividend disbursing agency fees, shareholder servicing fees and expenses of preparing and printing prospectuses, SAIs and other Fund materials. For providing such services, Stephens and BGI are entitled to 0.15% of the average daily net assets of each of the Bond Index and S&P 500 Stock Funds and 0.40% of the average daily net assets of the Asset Allocation Fund. Effective October 21, 1996, BGI contracted with Investors Bank & Trust Company ("IBT") to provide certain sub-administration services. Prior to October 21, 1996, Stephens served as sole administrator to the Funds.

   For the fiscal year ended February 28, 1997, the Funds paid administration and co-administration fees to Stephens as follows:

   Fund                            FYE 2/28/97
   ----                            -----------
   Asset Allocation Fund             $572,552
   Bond Index Fund                   $ 60,713
   S&P 500 Stock Fund                $713,041

   For the period beginning October 21, 1996 and ended February 28, 1997, the Funds paid co-administration fees to BGI as follows:

   Fund                           10/21/96 - 2/28/97
   ----                           ------------------
   Asset Allocation Fund               $337,801
   Bond Index Fund                     $ 32,155
   S&P 500 Stock Fund                  $289,821

   For the fiscal years ended February 28, 1998, February 28, 1999, and for the ten-month period ended December 31, 1999, the Funds paid co-administration fees jointly to Stephens and BGI as follows:

                                                                    Ten-Month
                                                                   Period Ended
   Fund                         FYE 2/28/98       FYE 2/28/99        12/13/99
   ----                         -----------       -----------      ------------
   Asset Allocation Fund         $1,844,243        $2,215,108       $1,900,856
   Bond Index Fund               $  158,187        $  159,900       $  155,779
   S&P 500 Stock Fund            $2,698,151        $3,516,796       $3,439,216

   Shareholder Servicing Plan. Each of the Funds has adopted a Shareholder
   --------------------------
Servicing Plan (each a "Servicing Plan" and collectively the "Servicing Plans"). Under each Servicing Plan and pursuant to each Servicing Agreement, a Fund may pay one or more servicing agents, as compensation for performing certain services, monthly fees at the annual rate of up to 0.07% of the average daily net assets of the S&P 500 Stock and Bond Index Funds, and 0.20% of the average daily net assets of the Asset Allocation Fund. Payments to a servicing agent by a Fund will be based upon the average daily net assets of the shares of the Fund owned of record by the servicing agent on behalf of customers, or by its customers directly, during the period for which payment is made.

   The Servicing Plans will continue in effect from year to year if such continuance is approved by a majority vote of both the Directors of the Company and the Servicing Plan Qualified Directors. The Servicing Agreement may be terminated automatically if assigned, or may be terminated at any time not more than 60 days nor less than 30 days after notice, by a vote of a majority of the Disinterested Directors or by a vote of the majority of the outstanding voting securities of the Shares of a Fund of the Company or the affected Fund(s). The Servicing Plans may not be amended to increase materially the amount payable thereunder without the approval of a majority of the Company's Board of Directors, including a majority of the Disinterested Directors cast at a meeting called for that specific purpose.

   The Servicing Plans require that the servicing agent shall provide to the Treasurer of the Company, at least quarterly, a written report of the amounts expended by the servicing agent (and purposes therefor) under each Servicing Plan, and shall provide to the Company's Board of Directors such information as may reasonably be necessary to an informed determination of whether the Agreement shall be implemented or continued.

   Beginning October 21, 1996, shareholder servicing fees were paid out of co-administration fees. For the fiscal year ended February 28, 1997 the Funds paid shareholder servicing fees as follows and the indicated amounts were waived:

                                     Fees                Fees
   Fund                              Paid               Waived
   ----                              ----               ------
   Asset Allocation Fund           $555,606            $      0
   Bond Index Fund                 $ 31,663            $ 31,663
   S&P 500 Stock Fund              $454,547            $287,325

   Shareholder Servicing Agents. The Funds have adopted a Shareholder Servicing
   ----------------------------
Plan pursuant to which they have entered into Shareholder Servicing Agreements with BGI and may enter into similar agreements with other entities (collectively, "Shareholder Servicing Agents") for the provision of certain services to Fund shareholders. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries, providing reports and other information, and providing services related to the maintenance of shareholder accounts. For these services, each Shareholder Servicing Agent is entitled to receive a monthly fee at the annual rate of up to 0.20% of the average daily value of each Fund represented by shares owned during the period for which payment is being made by investors with whom the Shareholder Servicing Agent maintains a servicing relationship, or an amount that equals the maximum amount payable to the Shareholder Servicing Agent under applicable laws, regulations or rules, including the Conduct Rules of the National Association of Securities Dealers, Inc., whichever is less. Stephens and BGI as co-administrators have agreed to pay these shareholder servicing fees out of the fees each receives for co-administration services.

A Shareholder Servicing Agent also may impose certain conditions on its customers, subject to the terms of this Prospectus, in addition to or different from those imposed by the Company, such as requiring a minimum initial investment or payment of a separate fee for additional services. Each Shareholder Servicing Agent is required to agree to disclose any fees it may directly charge its customers who are Fund shareholders and to notify them in writing at least 30 days before it imposes any transaction fees.

   Distributor.  Stephens is the distributor for the Funds' shares.  Stephens is
   ------------
a full service broker/dealer and investment advisory firm located at 111 Center Street, Little Rock, Arkansas 72201. Stephens and its predecessor have been providing securities and investment services for more than 60 years, including discretionary portfolio management services since 1983. Stephens currently manages investment portfolios for pension and profit sharing plans, individual investors, foundations, insurance companies and university endowments. Stephens, as the Company's sponsor and the principal underwriter of the Funds within the meaning of the 1940 Act, has entered into a Distribution Agreement with the Company pursuant to which Stephens has the responsibility for distributing Fund shares. The Distribution Agreement provides that Stephens shall act as agent for the Funds for the sale of Fund shares, and may enter into Selling Agreements with selling agents that wish to make available Fund shares to their respective customers ("Selling Agents"). Stephens does not receive a fee for providing distribution services to the Funds. BGI presently acts as a Selling Agent, but does not receive any fee from the Funds for such activities.

   Custodian. IBT, concurrent with its appointment as sub-administrator for the
   ---------
Funds on October 21, 1996, also has been retained as custodian to each Fund and Master Portfolio and performs such services at 200 Clarendon Street, Boston, Massachusetts 02116. The custodian, among other things, maintains a custody account or accounts in the name of each Fund; receives and delivers all assets for each Fund upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. IBT is not entitled to receive compensation for its services as custodian so long as it is entitled to receive fees from BGI for providing sub-administration services to the Funds.

   Transfer and Dividend Disbursing Agent. IBT has been retained to act as the
   --------------------------------------
transfer and dividend disbursing agent for the Funds. For its services as transfer and dividend disbursing agent to the Fund, IBT is entitled to receive an annual maintenance fee computed on the basis of the number of shareholder accounts that it maintains for the Funds and to be reimbursed for out-of-pocket expenses or advances incurred by it in performing its obligations under the agreement. Stephens and BGI as co-administrators have agreed to pay these fees and expenses out of the fees each receives for co-administration services. The annual maintenance fee is paid as follows:

                                                   Annual Fee
                                           --------------------------
           Up to 200 accounts*              $6,000 per feeder/class
           From 201 to 250 accounts         $8,500 per feeder/class
           Over 250 accounts                $10,000 per feeder/class

_______________
* Defined as each account that is set up for an individual or plan sponsor on a fund by fund basis.

   In addition, the agreement contemplates that IBT will be reimbursed for other expenses incurred by it at the request or with the written consent of the Funds, including, without limitation, any equipment or supplies that the Company specifically orders or requires IBT to order.

   Prior to March 2, 1998, Wells Fargo Bank served as transfer and dividend disbursing agent to the Funds, and was entitled to receive a monthly fee at an annual rate of 0.10% of the average daily net assets of the Asset Allocation Fund and 0.03% of the average daily net assets of each of the Bond Index and S&P 500 Stock Funds for such services.

   Independent Auditors.  KPMG LLP, Three Embarcadero Center, San Francisco,
   ---------------------
California 94111, serves as independent auditors for the Company.

   Legal Counsel.  Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W.,
   --------------
Washington, D.C. 20006, serves as counsel to the Company.

   Expenses.  Except for extraordinary expenses, brokerage and other expenses
   ---------
connected with the execution of portfolio transactions and certain other expenses that are borne by the Funds, Stephens and BGI have agreed to bear all costs of the Funds' and the Company's operations.

Brokerage Commissions. For the fiscal years ended February 28, 1997, February
---------------------
28, 1998, February 28, 1999 and for the ten-month period ended December 31, 1999, the corresponding Master Portfolio of each Fund paid the dollar amounts of brokerage commissions indicated below. None of these brokerage commissions were paid to affiliated brokers.

                                                             Commissions Paid
                                                                                                   Ten-Month
                                                                                                  Period Ended
Master Portfolio                        FYE 2/28/97        FYE 2/28/98         FYE 2/28/99          12/31/99
----------------                        -----------        -----------         -----------        ------------
Asset Allocation Master Portfolio        $28,606            $ 11,933            $ 35,317            $ 62,541
Bond Index Master Portfolio              $     0            $      0            $      0            $      0
S&P 500 Index Master Portfolio           $69,826            $112,100            $366,484            $271,962

  Securities of Regular Broker/Dealers.  As of December 31, 1999, the
  ------------------------------------
corresponding Master Portfolio of each Fund owned securities of their "regular brokers or dealers" or their parents, as defined in the 1940 Act, as follows:

Master Portfolio                               Broker/Dealer                                Amount
----------------                               -------------                                ------
 Asset Allocation Master Portfolio          J.P. Morgan Co., Inc.                         $   615,651
                                            Lehman Brothers Holdings, Inc.                $   287,599
                                            Merrill Lynch & Co., Inc.                     $   865,144
                                            Morgan Stanley Dean Witter Discover & Co.     $ 2,228,899

 Bond Index Master Portfolio                Lehman Brothers Holdings, Inc.                $ 2,469,758
                                            Merrill Lynch & Co., Inc.                     $ 4,507,362
                                            Morgan Stanley Dean Witter Discover & Co.     $ 1,498,313

 S&P 500 Index Master Portfolio             J.P. Morgan Co., Inc.                         $ 8,419,170
                                            Lehman Brothers Holdings, Inc.                $ 3,838,461
                                            Merrill Lynch & Co., Inc.                     $11,709,790
                                            Morgan Stanley Dean Witter Discover & Co.     $30,172,639
                                            Paine Webber Group, Inc.                      $ 2,140,665

                            PERFORMANCE INFORMATION

   For purposes of advertising, the performance of the Funds may be calculated on the basis of average annual total return and/or cumulative total return of shares. Average annual total return of shares is calculated pursuant to a standardized formula that assumes that an investment in shares of a Fund was purchased with an initial payment of $1,000 and that the investment was redeemed at the end of a stated period of time, after giving effect to the reinvestment of dividends and distributions during the period. The return of shares is expressed as a percentage rate that, if applied on a compounded annual basis, would result in the redeemable value of the investment in shares at the end of the period. Advertisements of the performance of shares of a Fund include the Fund's average annual total return of shares for one, five and ten year periods, or for shorter time periods depending upon the length of time during which such Fund has operated. Cumulative total return of shares is computed on a per share basis and assumes the reinvestment of dividends and distributions. Cumulative total return of shares generally is expressed as a percentage rate that is calculated by combining the income and principal charges for a specified period and dividing by the NAV per share at the beginning of the period.

   Advertisements may include the percentage rate of total return of shares or may include the value of a hypothetical investment in shares at the end of the period that assumes the application of the percentage rate of total return. The performance of the Bond Index Fund may be advertised in terms of yield. The yield on shares of these Funds is calculated by dividing each Fund's net investment income per share earned during a specified period (usually 30 days) by its NAV per share on the last day of such period and annualizing the result. Performance figures are based on historical results and are not intended to indicate future performance. Investors should remember that performance is a function of the type and quality of portfolio securities held by the Master Portfolio in which the Fund invests and is affected by operating expenses. Performance information, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance.

   As and to the extent required by the SEC, an average annual compound rate of return ("T") will be computed by using the value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/ = ERV. In addition, as indicated in the Prospectus, the Funds, at times, also may calculate total return based on net asset value per share (rather than the public offering price) in which case the figures would not reflect the effect of any sales charge that would have been paid by an investor, or based on the assumption that a sales charge other than the maximum sales charge (reflecting a Volume Discount) was assessed provided that total return data derived pursuant to the calculation described above also are presented.

   The average annual total returns on the Funds from July 2, 1993 (commencement of operations) to December 31, 1999, for the five-year period ended December 31, 1999 and for the calendar year ended December 31, 1999 were as follows:

                                  Commencement      Five-Year         One Year
                                    Through        Period Ended     Period Ended
   Fund                             12/31/99         12/31/99         12/31/99
   ----                           ------------     ------------     ------------
   Asset Allocation Fund            15.13%           19.47%            9.64%
   Bond Index Fund                   5.25%            7.21%           -2.69%
   S&P 500 Stock Fund               22.25%           28.21%           20.59%

   The cumulative total returns on the Funds from July 2, 1993 (commencement of operations) to December 31, 1999 were as follows:

                                  Commencement
                                    Through
   Fund                             12/31/99
   ----                           ------------
   Asset Allocation Fund            146.96%
   Bond Index Fund                   39.17%
   S&P 500 Stock Fund               267.31%

   The Asset Allocation and Bond Index Funds may advertise certain yield information. As, and to the extent required by the SEC, yield will be calculated based on a 30-day (or one-month) period, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula: YIELD = 2[(((a-b)/cd)+1)6-1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. The net investment income of a Fund includes actual interest income, plus or minus amortized purchase discount (which may include original issue discount) or premium, less accrued expenses. Realized and unrealized gains and losses on portfolio securities are not included in a Fund's net investment income. For purposes of sales literature, yield also may be calculated on the basis of the net asset value per share rather than public offering price, provided that the yield data derived pursuant to the calculation described above also are presented.

   The current yield of the Bond Index Fund for the 30-day period ended December 31, 1999 was 6.52%.

  The yield for a Fund fluctuates from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and does not provide a basis for determining future yields since it is based on historical data. Yield is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to the Fund.

  Yield information for a Fund may be useful in reviewing the performance of the Fund and for providing a basis for comparison with investment alternatives. A Fund's yield, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

  In addition, investors should recognize that changes in the net asset value of shares of a Fund affect the yield of such Fund for any specified period, and such changes should be considered together with the Fund's yield in ascertaining the Fund's total return to shareholders for the period. Yield information for the Funds may be useful in reviewing the performance of such Funds and for providing a basis for comparison with investment alternatives. The yield of a Fund, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield. Additional information about the performance of each Fund is contained in the Annual Report that may be obtained by calling the Company at 1-888-204-3956.

  Performance Comparisons. From time to time and only to the extent the
  -----------------------
comparison is appropriate for a Fund, the Company may quote the performance of a Fund in advertising and other types of literature and may compare the performance of a Fund to the performance of various indices and investments for which reliable performance data is available. The performance of a Fund may be compared in advertising and other literature to averages, performance rankings and other information prepared by recognized mutual fund statistical services.

  The performance information for the Bond Index Fund also may be compared, in reports and promotional literature, to the Consumer Price Index, the Salomon One Year Treasury Benchmark Index, Ten Year U.S. Government Bond Average, S&P's Corporate Bond Yield Averages, Schabacker Investment Management Indices, Salomon Brothers High Grade Bond Index, Lipper General Bond Fund Average, Lipper Intermediate Investment Grade Debt Fund Average, Lehman Brothers Government/Corporate Bond Index, Lehman Brothers Intermediate Government/Corporate Bond Index, and Lehman Brothers Long-Term High Quality Government/Corporate Bond Index. The performance information for the Bond Index Fund also may be compared to the S&P 500 Index, the Dow Jones Industrial Average, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, Bank Averages (which is calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), or to other indices of bonds, stocks, or government securities, or by other services, companies, publications, or persons who monitor mutual funds on overall performance or other criteria, but not to money market mutual funds.

  Performance information for the Asset Allocation Fund and the S&P 500 Stock Fund may be compared, in reports and promotional literature, to the S&P 500 Index, the Wilshire 5000 Equity Index, the Lehman Brothers 20+ Treasury Index, Donoghue's Money Fund Averages, the Lehman Brothers 5-7 Year Treasury Index, Lehman Brothers Government Bond Index, Lehman Brothers Treasury Bond Index, Lipper Balanced Fund Average, Lipper Growth Fund Average, Lipper Flexible Portfolio Fund Average, Lehman Brothers Intermediate Treasury Index, 91-Day Treasury Bill Average, or other appropriate managed or unmanaged indices of the performance of various types of investments, so that investors may compare a Fund's results with those of indices widely regarded by investors as representative of the security markets in general. Unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for administrative and management costs and expenses. Managed indices generally do reflect such deductions.

  The Company also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for a
Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in a Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of a Fund or the general economic, business, investment, or financial environment in which a Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of a Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in a Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which a Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate a Fund's historical performance or current or potential value with respect to the particular industry or sector.

  In addition, the Company also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing BGFA, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Company also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day." The Company also may disclose in advertising and other types of sales literature the assets and categories of assets under management by the Master Portfolios' investment adviser or its affiliates.

  A Fund's performance also may be compared to those of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., (including the Lipper General Bond Fund Average, the Lipper Intermediate Investment Grade Debt Fund Average, the Lipper Bond Fund Average, the Lipper Growth Fund Average, the Lipper Flexible Fund Average), Donoghue's Money Fund Report, including Donoghue's Taxable Money Market Fund Average or Morningstar, Inc., independent services that monitor the performance of mutual funds. A Fund's performance will be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions and dividends paid, at the end of the period. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

  Other Advertising Items. From time to time, the Company also may include in
  -----------------------
advertisements or other marketing materials a discussion of certain of the objectives of the investment strategy of the Asset Allocation Fund and a comparison of this strategy with other investment strategies. In particular, the responsiveness of this Fund to changing market conditions may be discussed. For example, the Company may describe the benefits derived by having BGFA, as investment adviser, monitor and reallocate investments among the three asset categories described in a Fund's Prospectus. The Company's advertising or other marketing materials also might set forth illustrations depicting examples of recommended allocations in different market conditions.

  The Company also may discuss in advertising and other types of literature that a Fund has been assigned a rating by a nationally recognized statistical rating organization ("NRSRO"), such as Standard

& Poor's Corporation. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Company may compare a Fund's performance with other investments that are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with other rated investments. Of course past performance cannot be a guarantee of future results. The Company also may include from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

                        DETERMINATION OF NET ASSET VALUE

  Net asset value per share for a Fund is determined on each day the Fund is open for trading. Each Fund's investment in the corresponding Master Portfolio of the Trust is valued based on its ownership interest in the Master Portfolio's net assets.

  Because the Master Portfolios are closed on certain days when the NYSE is open for business, shareholders would not be able to redeem their shares on certain days when there may be significant changes in the value of a Master Portfolio's portfolio securities.

  Master Portfolio securities for which market quotations are available are valued at latest prices. Securities of a Master Portfolio for which the primary market is a national securities exchange or the National Association of Securities Dealers Automated Quotations National Market System are valued at last sale prices. In the absence of any sale of such securities on the valuation date and in the case of other securities, including U.S. Government securities but excluding money market instruments maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments maturing in 60 days or less are valued at amortized cost with cost being the value of the security on the preceding day (61st day). Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Options listed on a national exchange are valued at the last sale price on the exchange on which they are traded at the close of the NYSE, or, in the absence of any sale on the valuation date, at latest quoted bid prices. Options not listed on a national exchange are valued at latest quoted bid prices. Debt securities maturing in 60 days or less are valued at amortized cost. In all cases, bid prices will be furnished by an independent pricing service approved by the Board of Trustees. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities held under a repurchase agreement will be valued at a price equal to the amount of the cash investment at the time of valuation on the valuation date. The market value of the underlying securities shall be determined in accordance with the applicable procedures, as described above, for the purpose of determining the adequacy of collateral. All other securities and other assets of the Funds for which current market quotations are not readily available are valued at fair value as determined in good faith by MIP's Board of Trustees and in accordance with procedures adopted by the Trustees.

                  PURCHASES, REDEMPTION AND PRICING OF SHARES

  Terms of Purchase. The Funds are generally open Monday through Friday and are
  -----------------
closed on weekends and NYSE holidays. The holidays on which the NYSE is closed currently are: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Company reserves the right to reject any purchase order and to change the amount of the minimum investment and subsequent purchases in the Funds.

  In-Kind Purchases.  Payment for shares of a Fund may, at the discretion of the
  ------------------
investment adviser, be made in the form of securities that are permissible investments for the Fund and must meet the investment objective, policies and limitations of the Fund as described in the Prospectus. In connection with an in-kind securities payment, a Fund may require, among other things, that the securities (i) be valued on the day of purchase in accordance with the pricing methods used by the Fund; (ii) are accompanied by satisfactory assurance that the Fund will have good and marketable title to such securities received by it;
(iii) are not subject to any restrictions upon resale by the Fund; (iv) be in proper form for transfer to the Fund; (v) are accompanied by adequate information concerning the basis and other tax matters relating to the securities. All dividends, interest, subscription or other rights pertaining to such securities shall become the property of the Fund engaged in the in-kind purchase transaction and must be delivered to such Fund by the investor upon receipt from the issuer. Securities acquired through an in-kind purchase will be acquired for investment and not for immediate resale. Shares purchased in exchange for securities generally cannot be redeemed until the transfer has settled. Each Fund immediately will transfer to its corresponding Master Portfolio any and all securities received by it in connection with an in-kind purchase transaction, in exchange for interests in such Master Portfolio.

  Suspension of Redemptions.  Under the 1940 Act, a Fund may suspend the right
  -------------------------
of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit.

  The Company may suspend redemption rights or postpone redemption payments for such periods as are permitted under the 1940 Act. The Company also may redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Company's responsibilities under the 1940 Act.

  In addition, the Company may redeem shares involuntarily to reimburse a Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder that is applicable to shares of a Fund as provided from time to time in the Prospectus.

                             PORTFOLIO TRANSACTIONS

  Since each Fund invests all of its assets in a corresponding Master Portfolio of MIP, set forth below is a description of the Master Portfolios' policies governing portfolio securities transactions.

  Purchases and sales of equity securities on a securities exchange usually are effected through brokers who charge a negotiated commission for their services. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in light of generally prevailing rates. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Stephens or Barclays Global Investors Services. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

  Purchases of debt securities generally are principal transactions. Debt securities normally are purchased or sold from or to dealers serving as market makers for the securities at a net price. Debt securities also may be purchased in underwritten offerings or directly from an issuer. Generally debt obligations are traded on a net basis and do not involve brokerage commissions. The cost of executing transactions in debt securities consists primarily of dealer spreads and underwriting commissions.

  Under the 1940 Act, persons affiliated with a Master Portfolio are prohibited from dealing with the Master Portfolio as a principal in the purchase and sale of portfolio securities unless an exemptive order allowing such transactions is obtained from the Commission or an exemption is otherwise available. A Master Portfolio may purchase securities from underwriting syndicates of which Stephens is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by MIP's Board of Trustees.

  A Master Portfolio has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Board of Trustees, BGFA is responsible for each Master Portfolio's investment decisions and the placing of portfolio transactions. In placing orders, it is the policy of each Master Portfolio to obtain the best overall terms taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. BGFA generally seeks reasonably competitive spreads or commissions.

  In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. Certain of the brokers or dealers with whom the Master Portfolios may transact business offer commission rebates to the Master Portfolios. BGFA considers such rebates in assessing the best overall terms available for any transaction. BGFA may cause the Asset Allocation and S&P 500 Index Master Portfolios to pay a broker/dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker/dealer for effecting the same transaction, provided that BGFA determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker/dealer, viewed in terms of either the particular transaction or the overall responsibilities of BGFA. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond, and government securities markets and the economy.

  Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by BGFA and does not reduce the advisory fees payable by the Master Portfolio. MIP's Board of Trustees will periodically review the commissions paid by the Master Portfolio to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Master Portfolio. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which BGFA exercises investment discretion. Conversely, the Master Portfolio may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.


  Under Section 28(e) of the Securities Exchange Act of 1934, an investment adviser shall not be "deemed to have acted unlawfully or to have breached its fiduciary duty" solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), an investment adviser must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker provide an investment adviser with lawful and appropriate assistance in the performance of its investment decision-making responsibilities." Accordingly, the price to the Master Portfolio in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

  Portfolio Turnover. The portfolio turnover rates for the Bond Index, Asset
  ------------------
Allocation and S&P 500 Index Master Portfolios generally are not expected to exceed 100%, 450% and 50%, respectively. The higher portfolio turnover rates for the Asset Allocation and Bond Index Master Portfolios may result in higher transaction (i.e., principal markup/markdown, brokerage, and other transaction) costs. The portfolio turnover rate will not be a limiting factor when BGFA deem portfolio changes appropriate.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

  General.  The following information supplements and should be read in
  --------
conjunction with the Prospectus. The Prospectus of the Funds generally describes the tax treatment of distributions by the Funds. This section of the SAI includes additional information concerning federal income taxes.

  The Company intends to continue to qualify each Fund as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interest of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes and, thus, the provisions of the Code applicable to regulated investment companies generally will be applied individually to each Fund, rather than to the Company as a whole. Accordingly, income, gains and expenses will be determined separately for each Fund. As a regulated investment company, each Fund will not be taxed on its net income and gains distributed to its shareholders.

  Qualification as a regulated investment company under the Code requires, among other things, that (i) each Fund derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) each Fund diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers that the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

  Each Fund must also distribute or be deemed to distribute to its shareholders at least 90% of the aggregate of its ordinary income, net short-term capital gain and certain other items earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the twelve months following the taxable year. Furthermore, distributions declared in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 of the first taxable year. Each Fund intends to pay out substantially all of its net income and gains (if any) for each year.

  Master Portfolios.  Each Fund seeks to qualify as a regulated investment
  ------------------
company by investing substantially all of its assets in its corresponding Master Portfolio. Under the Code, each Master Portfolio will be treated as a partnership rather than as a regulated investment company or a corporation. As a partnership, any interest, dividends, gains and losses of the Master Portfolio shall be deemed to have been "passed through" to the corresponding Fund (and the Master Portfolio's other investors) in proportion to the Fund's ownership interest in the Master Portfolio. Therefore, to the extent that a Master Portfolio were to accrue but not distribute any interest, dividends or gains, the corresponding Fund would be deemed to have realized its proportionate share of such income without receipt of any corresponding distribution. However, each Master Portfolio will seek to minimize recognition by its investors (such as Fund) of interest, dividends and gains without a corresponding distribution.

  Excise Tax.  A 4% nondeductible excise tax will be imposed on each Fund (other
  -----------
than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements of its income and gains by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its income and gains (if any) by the end of each calendar year and, thus, expects not to be subject to the excise tax.

  Taxation of Master Portfolio Investments.  Except as otherwise provided
  -----------------------------------------
herein, gains and losses realized by the Master Portfolio on the sale of portfolio securities generally will be capital gains and losses. Such gains and losses ordinarily will be long-term capital gains and losses if the securities have been held by the Master Portfolio for more than one year at the time of disposition of the securities.

  Gains recognized on the disposition of a debt obligation purchased by a Master Portfolio at a market discount (generally at a price less than its principal amount) generally will be treated as ordinary income to the extent of the portion of market discount that accrued, but was not previously recognized pursuant to an available election, during the term the Master Portfolio held the debt obligation.

  If an option granted by a Master Portfolio lapses or is terminated through a closing transaction, such as a repurchase by the Master Portfolio of the option from its holder, the Master Portfolio will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Master Portfolio in the closing transaction. Some realized capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Master Portfolio pursuant to the exercise of a call option granted by it, the Master Portfolio will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Master Portfolio pursuant to the exercise of a put option written by it, the Master Portfolio will subtract the premium received from its cost basis in the securities purchased.

  Under Section 1256 of the Code, a Master Portfolio will be required to "mark to market" its positions in "Section 1256 contracts," which generally include regulated futures contracts and listed non-equity options. In this regard,
Section 1256 contracts will be deemed to have been sold at market value at the end of each taxable year. Under Section 1256 of the Code, sixty percent (60%) of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the mark-to-market regime, generally will be treated as long-term capital gain or loss, and the remaining forty percent (40%) will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the mark-to-market and 60%/40% rules.

  Under Section 988 of the Code, a Master Portfolio generally will recognize ordinary income or loss to the extent that gain or loss realized on the disposition of portfolio securities is attributable to changes in foreign currency exchange rates. In addition, gain or loss realized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss. The Master Portfolios will attempt to monitor
Section 988 transactions, where applicable, to avoid adverse federal income tax impact.

  Offsetting positions held by a Master Portfolio involving certain financial forward, futures or options contracts may be considered, for tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code, which, in certain circumstances, overrides or modifies the provisions of Section 1256 of the Code, described above. If a Master Portfolio were treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256 of the Code. The Master Portfolios may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Master Portfolio may differ. Generally, to the extent the straddle rules apply to positions established by a Master Portfolio, losses realized by the Master Portfolio may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

  If a Master Portfolio enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Master Portfolio must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Master Portfolio enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract, or (iv) other transactions identified in future Treasury Regulations.

  Under Section 1260 of the Code, the amount of long-term capital gain a taxpayer may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain the taxpayer would have had if the taxpayer owned a direct interest in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income. The Master Portfolios do not anticipate engaging in any derivative transactions that would be subject to these rules.

  If a Master Portfolio purchases shares in a "passive foreign investment company" ("PFIC"), the corresponding Fund may be subject to federal income tax and an interest charge imposed by the Internal Revenue Service ("IRS") upon certain distributions from the PFIC or the Master Portfolio's disposition of its PFIC shares. If the Master Portfolio invests in a PFIC, the Master Portfolio intends to make an available election to mark-to-market its interest in PFIC shares. Under the election, the Master Portfolio will be treated as recognizing at the end of each taxable year the difference, if any, between the fair market value of its interest in the PFIC shares and its basis in such shares. In some circumstances, the recognition of loss may be suspended. The Master Portfolio will adjust its basis in the PFIC shares by the amount of income (or loss) recognized. Although such income (or loss) will be taxable to the Master Portfolio as ordinary income (or loss) notwithstanding any distributions by the PFIC, the corresponding Fund will not be subject to federal income tax or the interest charge with respect to its indirect interest in the PFIC, if the Master Portfolio makes the available election.

  Foreign Taxes.  Income and dividends received by a Fund (through a
  --------------
corresponding Master Portfolio) from foreign securities and gains realized by the Fund on the disposition of foreign securities may be subject to withholding and other taxes imposed by such foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Although in some circumstances a regulated investment company can elect to "pass through" foreign tax credits to its shareholders, the Funds do not expect to be eligible to make such an election.

  Capital Gain Distributions.  Distributions that are designated by a Fund as
  ---------------------------
capital gain distributions will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

  Disposition of Fund Shares.  A disposition of Fund shares pursuant to a
  ---------------------------
redemption (including a redemption in-kind) or an exchange ordinarily will result in a taxable capital gain or loss to the shareholder, depending on the amount received for the shares (or are deemed to receive in the case of an exchange) and the cost of the shares.

  If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

  If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as long-term capital loss to the extent of the designated capital gain distribution. This loss disallowance rule does not apply to losses realized under a periodic redemption plan.

  Federal Income Tax Rates.  As of the printing of this SAI, the maximum
  -------------------------
individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Obviously, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

  Corporate Shareholders.  Corporate shareholders of the Funds may be eligible
  ----------------------
for the dividends-received deduction on dividends distributed out of a Fund's net investment income attributable to dividends received from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. A distribution by a Fund attributable to dividends of a domestic corporation will only qualify for the dividends-received deduction if (i) the corporate shareholder generally holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund generally holds the shares of the domestic corporation producing the dividend income for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income.

  Foreign Shareholders.  Under the Code, distributions attributable to ordinary
  ---------------------
income, net short-term capital gain and certain other items realized by a Fund and paid to a nonresident alien individual, foreign trust (i.e., trust that a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (each, a "foreign shareholder") will be subject to federal withholding tax (at a rate of 30% or, if an income tax treaty applies, at the lower treaty rate, if any). Such tax withheld generally is not refundable. Withholding will not apply if a distribution paid by a Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons will apply. Gain on the disposition of Fund shares and capital gain distributions generally are not subject to tax withholding applicable to foreign shareholders.

  New Regulations.  On October 6, 1997, the Treasury Department issued new
  ----------------
regulations (the "New Regulations") that make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations generally will be effective for payments made after December 31, 2000, subject to certain transition rules. Among other things, the New Regulations will permit the Fund to estimate the portion of their distributions qualifying as capital gain distributions for purposes of determining the portion of their distributions paid to foreign shareholders that will be subject to federal income tax withholding. Prospective investors are urged to consult their own tax advisors regarding the impact to them of the New Regulations.

  Other Matters.  Investors should be aware that the investments to be made by a
  --------------
Fund may involve sophisticated tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Fund will seek to avoid significant non-cash income, such non-cash income could be recognized by a Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

  The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in a Fund. Each investor is urged to consult his or her tax advisor regarding federal, state, local and foreign taxes applicable to him or her.

                                 CAPITAL STOCK


  The authorized capital stock of the Company consists of 21,300,000,000 shares having a par value of $.001 per share. As of the date of this SAI, the Company's Board of Directors has authorized the issuance of ten series of shares. The Board of Directors may, in the future, authorize the issuance of other series of capital stock representing shares of additional investment portfolios or funds.


  Although the Company is not required to hold regular annual shareholder meetings, occasional annual or special meetings may be required for purposes such as electing and removing Directors, approving advisory contracts, and changing the Fund's investment objective or fundamental investment policies.


  Voting.  All shares of the Company have equal voting rights and will be voted
  -------
in the aggregate, rather than by fund, unless otherwise required by law (such as when a matter affects only one Fund). Shareholders of the Fund are entitled to one vote for each share owned and fractional votes for fractional shares owned. Depending on the terms of a particular Benefit Plan and the matter being submitted to a vote, a sponsor may request direction from individual participants regarding a shareholder vote. The Directors of the Company will vote shares for which they receive no voting instructions in the same proportion as the shares for which they do receive voting instructions.


  The Master Portfolio.  Whenever a Fund, as an interestholder of the Master
  ---------------------
Portfolio, is requested to vote on any matter submitted to interestholders of the Master Portfolio, the Fund will hold a meeting of its shareholders to consider such matters. The Fund will cast its votes in proportion to the votes received from its shareholders. Shares for which the Fund receives no voting instructions will be voted in the same proportion as the votes received from the other Fund shareholders. If the Master Portfolio's investment objective or policies are changed, the Fund may elect to change its objective or policies to correspond to those of the Master Portfolio. The Fund may also elect to redeem its interests in the Master Portfolio and either seek a new investment company with a matching objective in which to invest or retain its own investment adviser to manage the Fund's portfolio in accordance with its objective. In the latter case, the Fund's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in the Fund.

  All shares of the Company have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy would be voted upon only by shareholders of the Fund. Additionally, approval of an advisory contract is a matter to be determined separately by fund. Approval by the shareholders of a Fund is effective as to that fund whether or not sufficient votes are received from the shareholders of the other investment portfolios to approve the proposal as to those investment portfolios. As used in the Prospectus of each Fund and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Company as a whole, means the vote of the lesser of (i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the Company's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Company's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

  The Company may dispense with an annual meeting of shareholders in any year in which it is not required to elect Directors under the 1940 Act. However, the Company has undertaken to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Director or Directors if requested in writing by the holders of at least 10% of the Company's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

  Each share of a Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Directors. In the event of the liquidation or dissolution of the Company, shareholders of a Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Directors in their sole discretion may determine.

  Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Company.

  MIP is an open-end, series management investment companies organized as a Delaware business trust. MIP was organized on October 21 1993. In accordance with Delaware law and in connection with the tax treatment sought by MIP, MIP's Declaration of Trust provides that its investors would be personally responsible for Trust liabilities and obligations, but only to the extent MIP's property is insufficient to satisfy such liabilities and obligations. The Declaration of Trust also provides that MIP shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its investors, Trustees, officers, employees and agents covering possible tort and other liabilities, and that investors will be indemnified to the extent they are held liable for a disproportionate share of Trust obligations. Thus, the risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which both inadequate insurance existed and MIP itself was unable to meet its obligations.

  The Declaration of Trust further provides that obligations of MIP are not binding upon its Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declarations of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee's office.

  The interests in each Master Portfolio of MIP have substantially identical voting and other rights as those rights enumerated above for shares of the Funds. MIP also intends to dispense with annual meetings, but is required by
Section 16(c) of the Act to hold a special meeting and assist investor communications under the circumstances described above with respect to the Company. Whenever a Fund is requested to vote on a matter with respect to its Master Portfolio, the Fund will hold a meeting of Fund shareholders and will cast its votes as instructed by such shareholders.


  In a situation where a Fund does not receive instruction from certain of its shareholders on how to vote the corresponding shares of a Master Portfolio, such Fund will vote such shares in the same proportion as the shares for which the Fund does receive voting instructions.

                      ADDITIONAL INFORMATION ON THE FUNDS

  The Company provides annual and semi-annual reports to all shareholders. The annual reports contain audited financial statements and other information about the Funds including additional information on performance. Shareholders may obtain a copy of the Company's most recent annual report without charge by phoning 1-888-204-3956.

  The Registration Statement of the Company and the Trust, including the Prospectus for each Fund, the SAI and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in a Prospectus or the SAI as to the contents of any contract or other document referred to herein or in a Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

  No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and in the Company's official sales literature in connection with the offer of the Funds' shares and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offering may not lawfully be made.

                              FINANCIAL STATEMENTS

  The audited financial statements, including the portfolio of investments, financial highlights and independent auditors' reports for the ten-month period ended December 31, 1999 for the Asset Allocation, Bond Index and S&P 500 Stock Funds and corresponding Master Portfolios are hereby incorporated by reference to the Company's Annual Report, as filed with the SEC on February 28, 2000. The audited financial statements are attached to all SAIs delivered to shareholders or prospective shareholders.

                                    APPENDIX
                                    --------

                               INVESTMENT RATINGS


The following describes how three of the major rating agencies classify their investment ratings. Ratings of debt securities represent the rating agency's opinion regarding their quality, and are not a guarantee of quality. Credit ratings attempt to evaluate the safety of principal and interest payments, and do not evaluate the risks of fluctuations in market value. Furthermore, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. Subsequent to purchase by a Master Portfolio, the rating of a debt security may be reduced below the minimum rating required for initial purchase by the Master Portfolio or the security may cease to be rated. BGFA will consider either such event in determining whether a Master Portfolio should continue to hold the security. In no event will a Master Portfolio hold more than 5% of its net assets in debt securities rated below "BBB" by S&P or below "Baa" by Moody's or in unrated low quality (below investment grade) debt securities. BGFA does not make any representation that the investment ratings provided by such rating agencies are accurate or complete.

                           Standard & Poor's Ratings

Bond Ratings. Bonds rated "AAA" have the highest rating assigned by S&P to a
------------
debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Bonds rated "BBB" by S&P are regarded as having an adequate capacity to pay interest and repay principal. Whereas such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.


Commercial Paper Ratings. Commercial paper with the greatest capacity for timely
------------------------
payment is rated "A" by S&P. Issues within this category are further redefined with designations "1," "2" and "3" to indicate the relative degree of safety; "A-1," the highest of the three, indicates the degree of safety is very high.

                       Moody's Investors Service Ratings

Bond Ratings. Bonds rated "Aaa" by Moody's are judged to be of the best
------------
quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated "Aa" are judged to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than is the case with "Aaa" securities. Bonds that are rated "A" possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future. Bonds that are rated "Baa" by Moody's are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over longer periods of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Commercial Paper Ratings. Moody's employs the designations of "Prime-1,"
-------------------------
"Prime-2" and "Prime-3" to indicate the relative capacity of the rated issuers to repay punctually. "Prime-1" is the highest commercial paper rating assigned by Moody's. Issuers of "Prime-1" obligations must have a superior capacity for repayment of short-term promissory obligations, and will normally be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

                        Fitch Investors Service Ratings

Bond Ratings. Bonds rated "BBB" by Fitch are considered to be investment grade
------------
and of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than with bonds having higher ratings.

                     BARCLAYS GLOBAL INVESTORS FUNDS, INC.

                      STATEMENT OF ADDITIONAL INFORMATION

                               MONEY MARKET FUND

                                  July 1, 2000

                            _______________________

  Barclays Global Investors Funds, Inc. (the "Company") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about the Company's Money Market Fund (the "Fund"). The Fund seeks to achieve its investment objective by investing all of its assets in the Money Market Master Portfolio (the "Master Portfolio") of Master Investment Portfolio ("MIP," at times the "Trust"). The Master Portfolio has the same investment objective as the Fund as described in its Prospectus.

  Barclays Global Fund Advisors ("BGFA") serves as investment adviser to the Master Portfolio. References to the investments, investment policies and risks of the Fund, unless otherwise indicated, should be understood as references to the investments, investment policies and risks of the Master Portfolio.

  This SAI is not a prospectus and should be read in conjunction with the Fund's current Prospectus, also dated July 1, 2000. All terms used in this SAI that are defined in the Prospectus will have the meanings assigned in the Prospectus. A copy of the Prospectus may be obtained without charge by writing Barclays Global Investors Funds, Inc., c/o Investors Bank & Trust Co., -- Transfer Agent, P.O. Box 9130, Mail Code MFD23, Boston, MA 02117-9130, or by calling 1-888-204-3956.

                               TABLE OF CONTENTS

                                                                        Page
                                                                        ----
Fund History.........................................................     1
Description of the Fund and Its Investments and Risks................     1
Portfolio Securities.................................................     3
Management...........................................................    10
Control Persons and Principal Holders of Securities..................    12
Investment Adviser and Other Service Providers.......................    12
Performance Information..............................................    15
Determination of Net Asset Value.....................................    17
Purchases, Redemption and Pricing of Shares..........................    18
Portfolio Transactions...............................................    19
Dividends, Distributions and Taxes...................................    21
Capital Stock........................................................    24
Additional Information on the Fund...................................    26
Financial Statements.................................................    26
Appendix.............................................................   A-1

                                  FUND HISTORY

  The Company, an open-end management investment company, was incorporated in Maryland on October 15, 1992 and currently offers ten series including the Fund. MIP, organized as a Delaware business trust on October 21, 1993, consists of twelve series including the Money Market Master Portfolio. The Company's principal office is located at 111 Center Street, Little Rock, Arkansas 72201. The Fund invests all of its assets in the corresponding Money Market Master Portfolio of MIP that has the same or substantially the same investment objective as the Fund.

  On or about December 30, 1993, the Company's Board of Directors approved, primarily for marketing purposes, the change of its corporate name from "WellsFunds Inc." to "Stagecoach Inc." On or about March 15, 1996, the Company changed its corporate name from "Stagecoach Inc." to "MasterWorks Funds Inc." On April 28, 1999, the Company's Board of Directors approved, primarily for marketing purposes, the change of its corporate name from "MasterWorks Funds Inc." to "Barclays Global Investors Funds, Inc."

             DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

  Investment Restrictions.  The Fund and Master Portfolio have adopted
  -----------------------
investment policies that may be fundamental or non-fundamental. Fundamental policies cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the outstanding voting securities of such Fund or Master Portfolio, as the case may be. Non-fundamental policies may be changed without shareholder approval by vote of a majority of the Directors of the Company or the Trustees of the Trust, as the case may be, at any time.

  Fundamental Investment Restrictions. The Fund is subject to the following investment restrictions, all of which are fundamental policies.

The Money Market Fund may not:

  (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would be 25% or more of the current value of the Fund's total assets, provided that there is no limitation with respect to investments in (i) obligations of the U.S. Government, its agencies or instrumentalities; and (ii) obligations of banks to the extent that the U.S. Securities and Exchange Commission ("SEC"), by rule or interpretation, permits funds to reserve freedom to concentrate in such obligations; and provided further, that the Fund may invest all its assets in a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund, without regard to the limitations set forth in this paragraph (1);

  (2) purchase or sell real estate or real estate limited partnerships (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein);

  (3) purchase commodities or commodity contracts (including futures contracts), except that the Fund may purchase securities of an issuer that invests or deals in commodities or commodity contracts;

  (4) purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs;

  (5) purchase securities on margin (except for short-term credits necessary for the clearance of transactions) or make short sales of securities;

  (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting; and provided further, that the purchase by the Fund of securities issued by a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund shall not constitute an underwriting for purposes of this paragraph (6);

  (7) make investments for the purpose of exercising control or management; provided that the Fund may invest all its assets in a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund, without regard to the limitations set forth in this paragraph (7);

  (8) borrow money or issue senior securities as defined in the 1940 Act, except that the Fund may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists);

  (9) write, purchase or sell puts, calls, straddles, spreads, warrants, options or any combination thereof, except that the Fund may purchase securities with put rights in order to maintain liquidity;

  (10) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result, with respect to 75% of its total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer or, with respect to 100% of its total assets the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that the Fund may invest all its assets in a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund, without regard to the limitations set forth in this paragraph (10); or

  (11) make loans, except that the Fund may purchase or hold debt instruments or lend its portfolio securities in accordance with its investment policies, and may enter into repurchase agreements.

  Non-Fundamental Investment Restrictions. The Fund is subject to the following investment restrictions, all of which are non-fundamental policies.

As a matter of non-fundamental policy:

  (1) The Fund may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act.
Under the 1940 Act, the Fund's investments in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's net assets with respect to any one investment company, and (iii) 10% of the Fund's net assets in the aggregate. Other investment companies in which the Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund.

  (2) The Fund may not invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days.

  (3) The Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.

  Notwithstanding any other investment policy or limitation (whether or not fundamental), the Fund may invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the Fund.


                              PORTFOLIO SECURITIES

  To the extent set forth in this SAI, the Fund through its investment in the corresponding Master Portfolio may invest in the securities described below. To avoid the need to refer to both the Fund and the Master Portfolio in every instance, the following sections generally refers to the Fund only.

  The assets of the Fund consist only of obligations maturing within thirteen months from the date of acquisition (as determined in accordance with the regulations of the SEC), and the dollar-weighted average maturity of the Fund may not exceed 90 days. The securities in which the Fund may invest will not yield as high a level of current income as may be achieved from securities with less liquidity and less safety. There can be no assurance that the Fund's investment objective will be realized as described in the Fund's Prospectus.

 The Fund may invest in the following types of money market instruments:

  U.S. Government Obligations. The Fund may invest in various types of U.S.
  ----------------------------
Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

  Asset-Backed Securities. The Fund may purchase asset-backed securities, which
  ------------------------
are securities backed by installment contracts, credit-card receivables or other assets.

Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect ''passing through'' monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments and is likely to be substantially less than the original maturity of the assets underlying the securities as a result of prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. The Fund may invest in such securities up to the limits prescribed by Rule 2a-7 and other provisions of the 1940 Act.

  Bank Obligations. The Fund may invest in bank obligations that include, but
  -----------------
are not limited to, negotiable certificates of deposit ("CDs"), bankers' acceptances and fixed time deposits. The Fund also may invest in high-quality short-term obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars. Fixed time deposits are obligations of banks that are payable at a stated maturity date and bear a fixed rate of interest. Generally fixed time deposits may be withdrawn on demand by the investor, but they may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have an established market, there are no contractual restrictions on the Fund's right to transfer a beneficial interest in the deposit to a third party. It is the policy of the Fund not to invest in fixed time deposits subject to withdrawal penalties, other than overnight deposits, or in repurchase agreements with more than seven days to maturity or other illiquid securities, if more than 10% of the value of its net assets would be so invested. Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting domestic obligations, including the possibilities that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions (such as foreign exchange controls) may be adopted that might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

  Commercial Paper and Short-Term Corporate Debt Instruments.  The Fund may
  -----------------------------------------------------------
invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The investment adviser to the Master Portfolio monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. The Fund also may invest in high quality non-convertible corporate debt securities (e.g., bonds and debentures). Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The investment adviser to the Master Portfolio will consider such an event in determining whether the Master Portfolio should continue to hold the obligation. To the extent the Master Portfolio continues to hold such obligations, it may be subject to additional risk of default.

  Repurchase Agreements. The Fund may enter into repurchase agreements wherein
  ----------------------
the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually-agreed upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. The Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest, although the underlying security may mature in more than thirteen months. The Fund may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or is otherwise limited or if receipt of the security or collateral is delayed. The Fund may participate in pooled repurchase agreement transactions with other funds advised by BGFA.

  The Fund may enter into repurchase agreements wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed-upon time and price that involves the acquisition by the Fund of an underlying debt instrument, subject to the seller's obligation to repurchase, and the Fund's obligation to resell, the instrument at a fixed price usually not more than one week after its purchase. Securities acquired as collateral by the Fund under a repurchase agreement will be held in a segregated account at a bank. Repurchase agreements are considered by the staff of the SEC to be loans by the Fund. The Fund requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below resale price. BGFA monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Certain costs may be incurred by the Fund in connection with the sale of the underlying securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, disposition of the securities by the Fund may be delayed or limited. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the Fund in connection with insolvency proceedings), it is the policy of the Fund to limit repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. The Fund considers on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements.

  Letters of Credit.  Certain of the debt obligations, certificates of
  ------------------
participation, commercial paper and other short-term obligations that the Fund is permitted to purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company that assumes the obligation for payment of principal and interest in the event of default by the issuer. Letter of credit-backed investments must, in the opinion of BGFA, as investment adviser, be of investment quality comparable to other permitted investments of the Fund.

  Investment Company Securities. The Fund may invest in securities issued by
  ------------------------------
other investment companies that principally invest in securities of the type in which the Fund invests. Under the 1940 Act, the Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's net assets with respect to any one investment company and (iii) 10% of the Fund's net assets in the aggregate. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses.

  Municipal Obligations. The Fund may invest in municipal obligations. Municipal
  ----------------------
bonds generally have a maturity at the time of issuance of up to 40 years. Medium-term municipal notes are generally issued in anticipation of the receipt of tax funds, of the proceeds of bond placements, or of other revenues. The ability of an issuer to make payments on notes is therefore especially dependent on such tax receipts, proceeds from bond sales or other revenues, as the case may be. Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. The Fund will invest in high-quality (as defined in Rule 2a-7 of the 1940 Act) long-term municipal bonds, municipal notes and short-term municipal commercial paper, with remaining maturities not exceeding 13 months.

  Floating- and Variable-Rate Obligations. The Fund may purchase debt
  ----------------------------------------
instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. The floating- and variable-rate instruments that the Fund may purchase include certificates of participation in such instruments. These adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. Floating- and variable-rate instruments are subject to interest rate risk and credit risk.

  The Fund may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Fund may invest in obligations that are not so rated only if BGFA determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. BGFA, on behalf of the Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Fund's portfolio. The Fund will not invest more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists.

  The following types of derivative securities ARE NOT permitted investments for the Fund:

  . capped floaters (on which interest is not paid when market rates move above a certain level);

  . leveraged floaters (whose interest rate reset provisions are based on a formula that magnifies changes in interest rates);

  . range floaters (which do not pay any interest if market interest rates move outside of a specified range);

  . dual index floaters (whose interest rate reset provisions are tied to more than one index so that a change in the relationship between these indices may result in the value of the instrument falling below face value); and

  . inverse floaters (which reset in the opposite direction of their index).

  Additionally, the Fund may not invest in securities whose interest rate reset provisions are tied to an index that materially lags short-term interest rates, such as Cost of Funds Index floaters.

  Participation Interests.  The Fund may invest in participation interests in
  ------------------------
any type of security in which the Fund may invest. A participation interest gives the Fund an undivided interest in the underlying securities in the proportion that the Fund's participation interest bears to the total principal amount of the underlying securities.

  Illiquid Securities.  The Fund may invest in securities not registered under
  --------------------
the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to the Fund.

  Unrated Investments. The Fund may purchase instruments that are not rated if,
  -------------------
in the opinion of BGFA, as investment adviser, such obligations are of investment quality comparable to other rated investments that are permitted for purchase by the Fund, if they are purchased in accordance with the Fund's procedures adopted by the Company's Board of Directors in accordance with Rule 2a-7 under the 1940 Act. Such procedures require approval or ratification by the Board of Directors of the purchase of unrated securities. After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require an immediate sale of such security by the Fund provided that, when a security ceases to be rated, the Company's Board of Directors determines that such security presents minimal credit risks and, provided further that, when a security rating is downgraded below the eligible quality for investment or no longer presents minimal credit risks, the Board finds that the sale of such security would not be in the Fund's shareholder's best interest. To the extent the ratings given by a nationally recognized statistical ratings organization

("NRSRO") may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI. The ratings of said NRSROs are more fully described in the SAI Appendix.

  Pass-Through Obligations. Certain of the debt obligations in which the Fund
  ------------------------
may invest may be pass-through obligations that represent an ownership interest in a pool of mortgages and the resultant cash flow from those mortgages. Payments by homeowners on the loans in the pool flow through to certificate holders in amounts sufficient to repay principal and to pay interest at the pass-through rate. The stated maturities of pass-through obligations may be shortened by unscheduled prepayments of principal on the underlying mortgages. Therefore, it is not possible to predict accurately the average maturity of a particular pass-through obligation. Variations in the maturities of pass-through obligations will affect the yield of any Fund investing in such obligations. Furthermore, as with any debt obligation, fluctuations in interest rates will inversely affect the market value of pass-through obligations.

  Loans of Portfolio Securities. The Fund may lend its securities to brokers,
  -----------------------------
dealers and financial institutions, provided (1) the loan is secured continuously by collateral consisting of cash, U.S. Government securities or an irrevocable letter of credit that is marked to market daily to ensure that each loan is fully collateralized; (2) the Fund may at any time recall the loan and obtain the return of the securities loaned within five business days; (3) the Fund will receive any interest or dividends paid on the securities loaned; and
(4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the Fund. The Fund may earn income in connection with securities loans either through the reinvestment of the cash collateral or the payment of fees by the borrower. The Fund does not currently intend to lend its portfolio securities.

  Forward Commitments, When-Issued Purchases and Delayed-Delivery Transactions.
  ----------------------------------------------------------------------------
The Fund may purchase securities on a when-issued or forward commitment (sometimes called a delayed-delivery) basis, which means that the price is fixed at the time of commitment, but delivery and payment ordinarily take place a number of days after the date of the commitment to purchase. The Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will not accrue income in respect of a security purchased on a forward commitment basis prior to its stated delivery date.

  Securities purchased on a when-issued or forward commitment basis and certain other securities held in the Fund's investment portfolio are subject to changes in value (both generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a when-issued or forward commitment basis may expose the Fund to risk because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued or forward commitment basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. A segregated account of the Fund consisting of cash or U.S. Government obligations or other high quality liquid debt securities at least equal at all times to the amount of the when-issued or forward commitments will be established and maintained at the Fund's custodian bank. Purchasing securities on a forward commitment basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's total net assets and its net asset value per share. In addition, because the Fund will set aside cash and other high quality liquid debt securities as described above, the liquidity of the Fund's investment portfolio may decrease as the proportion of securities in the Fund's portfolio purchased on a when-issued or forward commitment basis increases.

  The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the Fund's net asset value starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund's assets, and fluctuations in the value of the underlying securities are not reflected in the Fund's net asset value as long as the commitment remains in effect.

  Rule 144A.  It is possible that unregistered securities, purchased by the Fund
  ----------
in reliance upon Rule 144A under the 1933 Act, could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

  Foreign Obligations. Investments in foreign obligations involve certain
  -------------------
considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards or governmental supervision comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

  Loan Participation Agreements.  The Fund may purchase interests in loan
  -----------------------------
participations that typically represent direct participation in a loan to a corporate borrower, and generally are offered by an intermediary bank or other financial institution or lending syndicate. Under these loan participation arrangements, the Fund will have the right to receive payments of principal, interest and any fees to which it is entitled from the bank selling the loan participation upon receipt by the bank of the payments from the borrower. The borrower in the underlying loan will be deemed to be the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank that sold the loan participation. Such loans must be to issuers in whose obligations the Fund may invest. Any participation purchased by the Fund must be sold by an intermediary bank in the United States with assets exceeding $1 billion.

  Because the bank issuing the loan participation does not guarantee the participation in any way, the participation is subject to the credit risks associated with the underlying corporate borrower. In addition, it may be necessary, under the terms of the loan participation, for the Fund to assert its rights against the underlying corporate borrower, in the event that the underlying corporate borrower should fail to pay principal and interest when due. Thus, the Fund could be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Moreover, under the terms of the loan participation, the Fund may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the Fund also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation might be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the issuing bank.

  The secondary market, if any, for these loan participation interests is limited; thus, such participations purchased by the Fund may be treated as illiquid. If a loan participation is determined to be illiquid, it will be valued at its fair market value as determined by procedures approved by the Board of Directors.

Valuation of illiquid indebtedness involves a greater degree of judgment in determining the Fund's net asset value than if the value were based on available market quotations.

  Funding Agreements.  The Fund may invest in short-term funding agreements.  A
  ------------------
funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The Fund will purchase short-term funding agreements only from banks and insurance companies that, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more.

  The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Fund may be treated as illiquid. If a funding agreement is determined to be illiquid it will be valued at its fair market value as determined by procedures approved by the Board of Directors. Valuation of illiquid indebtedness involves a greater degree of judgment in determining the Fund's net asset value than if the value were based on available market quotations.


                                   MANAGEMENT

  The business and affairs of the Company are managed under the direction of its Board of Directors in conformity with Maryland law. The Board of Directors of the Company supervises the Fund's activities and monitors the Fund's contractual arrangements with various service providers. The Company's Directors are also MIP's Trustees. The Company's Board, including a majority of the Directors who are not ''interested persons'' (as that term is defined in the 1940 Act) of the Company, has adopted procedures to address potential conflicts of interest that may arise as a result of the structure of the Boards.



  Directors and officers of the Company, together with information as to their principal business occupations during the last five years, are shown below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Directors who are deemed to be an "interested person" of the Company, as defined in the 1940 Act, are indicated by an asterisk.

                                                          Principal Occupations
Name, Address and Age            Position(s)              During Past 5 Years
---------------------            -----------              ---------------------
Jack S. Euphrat, 78              Director                 Private Investor.
415 Walsh Road
Atherton, CA 94027

*R. Greg Feltus, 49              Director,                Executive Vice President of Stephens
                                 Chairman                 Inc.; President of Stephens Insurance
                                 and President            Services Inc.; Senior Vice President
                                                          of Stephens Sports Management Inc.;
                                                          and President of Investors Brokerage
                                                          Insurance Inc.

W. Rodney Hughes, 74              Director                Private Investor.
31 Dellwood Court
San Rafael, CA 94901

                                                           Principal Occupations
Name, Address and Age             Position(s)              During Past 5 Years
---------------------             -----------              ---------------------
Leo Soong,/1/ 54                  Director                 Managing Director of Crystal Geyser Roxane
Crystal Geyser Water Co.                                   Water Co.; Co-Founder and President of Crystal
55 Francisco Street, Suite 410                             Geyser Water Co.
San Francisco, CA 94133

Richard H. Blank, Jr.,  44        Chief Operating          Vice President of Stephens Inc.; Director of
                                  Officer, Secretary       Stephens Sports Management Inc.; and Director
                                  and Treasurer            of Capo Inc.


____________________
/1/ Elected to the Board of Directors of the Company on February 9, 2000.

                               Compensation Table
                 For the Calendar Year Ended December 31, 1999



                                    Aggregate           Total Compensation
                                   Compensation           from Registrant
Name and Position                 from Registrant        and Fund Complex
-----------------                 ---------------       ------------------
Jack S. Euphrat
  Director                             $5,875                  $11,750

*R. Greg Feltus
  Director                             $    0                  $     0

Thomas S. Goho/1/
  Director                             $1,500                  $ 3,000

W. Rodney Hughes
  Director                             $5,875                  $11,750

*J. Tucker Morse/1/
  Director                             $1,500                  $ 3,000

____________________
/1/  Retired from the Board of Directors of the Company on April 28, 1999.

  Directors of the Company are compensated annually by the Company and by all the registrants in the fund complex for their services as indicated above and also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. The Company and MIP are considered to be members of the same fund complex, as such term is defined in Form N-1A under the 1940 Act. The Directors are compensated by the Company and MIP for their services as Directors/Trustees. Currently the Directors do not receive any retirement benefits or deferred compensation from the Company or MIP. As of the date of this SAI, Directors and officers of the Company as a group beneficially owned less than 1% of the outstanding shares of the Company.

  Master/Feeder Structure.  The Fund seeks to achieve its investment objective
  -----------------------
by investing all of its assets in the Money Market Master Portfolio of MIP. The Fund and other entities investing in the Master Portfolio are each liable for all obligations of the Master Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and MIP itself is unable to meet its obligations. Accordingly, the Company's Board of Directors believes that neither the Fund nor its shareholders will be adversely affected by investing Fund assets in the Master Portfolio. However, if a mutual fund or other investor withdraws its investment from the Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses among a larger asset base) that the Company's Board believes may be available through investment in the Master Portfolio may not be fully achieved. In addition, given the relative novelty of the master/feeder structure, accounting or operational difficulties, although unlikely, could arise.

  The Fund may withdraw its investment in the Master Portfolio only if the Company's Board of Directors determines that such action is in the best interests of the Fund and its shareholders. Upon such withdrawal, the Company's Board would consider alternative investments, including investing all of the Fund's assets in another investment company with the same investment objective as the Fund or hiring an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Master Portfolio.

  The investment objective and other fundamental policies of the Master Portfolio cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding interests. Whenever the Fund, as an interestholder of the Master Portfolio, is requested to vote on any matter submitted to interestholders of the Master Portfolio, the Fund will hold a meeting of its shareholders to consider such matters. The Fund will cast its votes in proportion to the votes received from its shareholders. Shares for which the Fund receives no voting instructions will be voted in the same proportion as the votes received from the other Fund shareholders.

  Certain policies of the Master Portfolio that are non-fundamental may be changed by vote of a majority of MIP's Trustees without interestholder approval. If the Master Portfolio's investment objective or fundamental or non-fundamental policies are changed, the Fund may elect to change its objective or policies to correspond to those of the Master Portfolio. The Fund may also elect to redeem its interests in the Master Portfolio and either seek a new investment company with a matching objective in which to invest or retain its own investment adviser to manage the Fund's portfolio in accordance with its objective. In the latter case, the Fund's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in the Fund. The Fund will provide shareholders with 30 days written notice prior to the implementation of any change in the investment objective of the Fund or the Master Portfolio, to the extent possible.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

  As of May 31, 2000, the shareholders identified below were known by the Company to own 5% or more of the Money Market Fund's outstanding shares in the following capacity:

        Name and Address                  Percentage     Nature of
         of Shareholder                    of Fund       Ownership
        ----------------                  ----------     ---------
Merrill Lynch Pierce Fenner & Smith          96%          Record
For the Sole Benefit of its Customers
4800 Deer Lake Drive East
Third Floor
Jacksonville, Fl 32246

  For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of the Fund, or is identified as the holder of record of more than 25% of the Fund and has voting and/or investment powers, it may be presumed to control the Fund.

                 INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS

  Investment Adviser.  At a special meeting held on August 14, 1998, the Fund's
  ------------------
Shareholders approved a plan to reorganize the Fund from its current stand-alone structure to a master/feeder structure (the "Reorganization"). As a result the Fund now invests all of its assets in the Master Portfolio of MIP. The Master Portfolio has the same investment objective and invests in the same kinds of securities as the Fund. The Master Portfolio retained BGFA as the investment adviser to manage its assets. The advisory fee level is 0.10% of average net assets on an annual basis. BGFA does not engage an investment sub-adviser, but instead manages the Master Portfolio's assets itself. Pursuant to the Advisory Contract, BGFA furnishes the Company's Board of Directors with periodic reports on the investment strategy and performance of the Master Portfolio.

  The Advisory Contract is subject to the annual approval by (i) MIP's Board of Trustees or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting interests of the Master Portfolio or by MIP's Board of Trustees, provided that in either event the continuance also is approved by a majority of MIP's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of MIP or BGFA, by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Contract is terminable without penalty, on 60 days written notice by the Master Portfolio's Board of Trustees or by vote of the holders of a majority of the Master Portfolio's interests, or, after the Reapproval Date, on not less than 60 days written notice, by BGFA. The Advisory Contract terminates automatically in the event of an assignment as defined in the 1940 Act.

  For the fiscal years ended February 28, 1997, February 28, 1998, February 28, 1999 and for the ten-month period ended December 31, 1999, the Fund/Master Portfolio paid the following advisory fees to BGFA, without waivers:

                                                                                             Ten-Month
                                                                                            Period Ended
                                FYE 2/28/97         FYE 2/28/98          FYE 2/28/99          12/31/99
                                 Fees Paid           Fees Paid            Fees Paid          Fees Paid
                                 ---------           ---------            ---------          -----------
Money Market Fund/                $570,332            $630,279             $414,988          $ 189,564
   Master Portfolio

  Prior to the Fund's conversion to a Master/Feeder structure, BGFA engaged Wells Fargo Bank to provide sub-investment advisory services pursuant to a Sub-Advisory Contract. Wells Fargo Bank received fees at an annual rate of 0.05% of the Fund's average daily net assets. For the fiscal years ended February 28, 1997, February 28, 1998, and February 28, 1999, BGFA paid to Wells Fargo Bank the sub-advisory fees indicated below, without waivers:

                                      FYE 2/28/97              FYE 2/28/98              FYE 2/28/99
                                       Fees Paid                Fees Paid                Fees Paid
                                      -----------              -----------              -----------
Money Market Fund                        $80,773                 $90,190                   $43,588

  Co-Administrators. The Company has engaged Stephens Inc. ("Stephens") and
  -----------------
Barclays Global Investors, N.A. ("BGI") to provide certain administration services to the Fund. Pursuant to a Co-Administration Agreement with the Company, Stephens and BGI provide as administration services, among other things: (i) general supervision of the operation of the Company and the Fund, including coordination of the services performed by the investment adviser, transfer and dividend disbursing agent, custodian, independent auditors and legal counsel; (ii) general supervision of regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Fund; and (iii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Company's officers and Board of Directors. Stephens also furnishes office space and certain facilities required for conducting the business of the Fund together with all other administrative services that are not being furnished by the Fund's investment adviser. Stephens also pays the compensation of the Company's Directors, officers and employees who are affiliated with Stephens.

  In addition, except for advisory fees, extraordinary expenses, brokerage and other expenses connected to the execution of portfolio transactions and certain expenses that are borne by the Fund, Stephens and BGI have agreed to bear all costs of the Fund's and the Company's operations. For providing such services, Stephens and BGI are entitled to an annual fee of 0.35% of the Fund's average daily net assets. Effective October 21, 1996, BGI contracted with Investors Bank & Trust Company ("IBT") to provide certain sub-administrative services. Prior to October 21, 1996, Stephens served as sole administrator to the Fund.


  For the fiscal years ended February 28, 1997, February 28, 1998, February 28, 1999 and the ten-month period ended December 31, 1999, the Fund paid the following administration fees:


                                                                                     Ten-Month
                                                                                    Period Ended
                             FYE 2/28/97       FYE 2/28/98        FYE 2/28/99        12/31/99
                             -----------       -----------        -----------       ------------
Money Market Fund            $111,048/1/        $179,427/2/       $410,994/2/        $440,125/2/

_______________

/1/ This amount includes $75,738 paid to Stephens during the fiscal year and $35,310 paid to BGI under the Co-Administration Agreement during the period from October 21, 1996 to February 28, 1997.

/2/  Co-administration fees paid jointly to Stephens and BGI.


  Shareholder Servicing Agents. The Fund has adopted a Shareholder Servicing
  ----------------------------
Plan pursuant to which it has entered into a Shareholder Servicing Agreement with BGI and may enter into similar agreements with other entities (collectively, "Shareholder Servicing Agents") for the provision of certain services to Fund shareholders. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries, providing reports and other information, and providing services related to the maintenance of shareholder accounts. For these services, each Shareholder Servicing Agent is entitled to receive a monthly fee at the annual rate of up to 0.20% of the average daily value of the Fund represented by shares owned during the period for which payment is being made by investors with whom the Shareholder Servicing Agent maintains a servicing relationship, or an amount that equals the maximum amount payable to the Shareholder Servicing Agent under applicable laws, regulations or rules, including the Conduct Rules of the National Association of Securities Dealers, Inc., whichever is less. Stephens and BGI as co-administrators have agreed to pay these shareholder servicing fees out of the fees each receives for co-administration services.

  A Shareholder Servicing Agent also may impose certain conditions on its customers, subject to the terms of this Prospectus, in addition to or different from those imposed by the Company, such as requiring a minimum initial investment or payment of a separate fee for additional services. Each Shareholder Servicing Agent is required to agree to disclose any fees it may directly charge its customers who are Fund shareholders and to notify them in writing at least 30 days before it imposes any transaction fees.

  Distributor. Stephens acts as the exclusive distributor of the Fund's shares
  -----------
pursuant to an Amended and Restated Distribution Agreement (the "Distribution Agreement") with the Company. Shares are sold on a continuous basis by Stephens as agent, although Stephens is not obligated to sell any particular amount of shares. No compensation is payable by the Company to Stephens for its distribution services. The term and termination provisions of the Distribution Agreement are substantially similar to those of the Agreement with the Investment adviser discussed above.

  Custodian. IBT, concurrent with its appointment as sub-administrator for the
  ---------
Fund on October 21, 1996, also has been retained to act as Custodian for the Fund and performs such services at 200 Clarendon Street, Boston, Massachusetts 02116. The custodian, among other things, maintains a custody account or accounts in the name of the Fund; receives and delivers all assets for the Fund upon purchase and upon sale or maturity and collects and receives all income and other payments and distributions on account of the assets of the Fund. IBT shall not be entitled to compensation for providing custody services to the Fund pursuant to the Custody Agreement so long as it receives compensation from BGI for providing sub-administration services to the Company, on behalf of the Fund. For the fiscal year ended February 28, 1999 and the ten-month period ended December 31, 1999, the Fund did not pay any custody fees.

  Transfer and Dividend Disbursing Agent.  IBT also acts as the transfer and
  --------------------------------------
dividend disbursing agent for the Fund. For its services as transfer and dividend disbursing agent to the Fund, IBT is entitled to receive an annual maintenance fee computed on the basis of the number of shareholder accounts that it maintains for the Fund and to be reimbursed for out-of-pocket expenses or advances incurred by it in performing its obligations under the agreement. Stephens and BGI as co-administrators have agreed to pay these fees and expenses out of the fees each receives for co-administration services. The annual maintenance fee is paid as follows:


                                            Annual Fee
                                  ------------------------------
      Up to 200 accounts*            $6,000 per feeder/class
      From 201 to 250 accounts       $8,500 per feeder/class
      Over 250 accounts              $10,000 per feeder/class

_______________
* Defined as each account that is set up for an individual or plan sponsor on a fund by fund basis.

  In addition, the agreement contemplates that IBT will be reimbursed for other expenses incurred by it at the request or with the written consent of the Fund, including, without limitation, any equipment or supplies that the Company specifically orders or requires IBT to order.

  Independent Auditors.  KPMG LLP, Three Embarcadero Center, San Francisco,
  ---------------------
California 94111, serves as independent auditors for the Company.

  Legal Counsel.  Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W.,
  --------------
Washington, D.C. 20006, serves as counsel to the Company.

  Expenses.  Except for extraordinary expenses, brokerage and other expenses
  ---------
connected with the execution of portfolio transactions and certain other expenses that are borne by the Fund, Stephens and BGI have agreed to bear all costs of the Fund's and the Company's operations.


                            PERFORMANCE INFORMATION


  Generally. The yield for the Fund fluctuates from time to time, unlike bank
  ---------
deposits or other investments that pay a fixed yield for a stated period of time, and does not provide a basis for determining future yields since it is based on historical data. Yield is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to the Fund.

  The Fund's performance may be advertised in terms of current yield or effective yield. These performance figures are based on historical results and are not intended to indicate future performance.

The Fund's current yield refers to the income generated by an investment in the Fund over a seven- or thirty-day period, expressed as an annual percentage rate. The effective yield is calculated similarly, but assumes that the income earned from an investment is reinvested at net asset value. The Fund's effective yield is slightly higher than the current yield because of the compounding effect of the assumed reinvestment of income earned.

  Performance may vary from time to time, and past results are not necessarily representative of future results. Investors should remember that performance is a function of the type and quality of investments held by the Fund and is affected by operating expenses. Performance information, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance.

  Current yield for the Fund is calculated based on the net changes, exclusive of capital changes, over a seven day and/or thirty day period, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent. The current yields for the Fund for the seven-day and thirty day periods ended December 31, 1999 were 5.52% and 5.47%, respectively.

  Effective yield for the Money Market Fund is calculated by determining the net change exclusive of capital changes in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding one, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result. The effective yield for the Fund for the seven-day period ended December 31, 1999 was 5.67%.

  In addition, investors should recognize that changes in the net asset values of shares of the Money Market Fund affect the yield for any specified period, and such changes should be considered together with the Fund's yield in ascertaining the Fund's total return to shareholders for the period. Yield information may be useful in reviewing the Fund's performance and for providing a basis for comparison with investment alternatives. The yield of the Fund, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

  Additional information about the performance of the Fund is contained in the Annual Report for the Fund. The Annual Report may be obtained by calling the Company at 1-888-204-3956.

  Performance Comparisons. From time to time and only to the extent the
  -----------------------
comparison is appropriate for the Fund, the Company may quote the performance of the Fund in advertising and other types of literature and may compare the performance of the Fund to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in advertising and other literature to averages, performance rankings and other information prepared by recognized mutual fund statistical services.

  From time to time, the Company may quote the Fund's performance in advertising and other types of literature as compared to the 91-Day Treasury Bill Average (Federal Reserve), Lipper Money Market Fund Average, Donoghue Taxable Money Market Fund Average, Salomon Three-Month Treasury Bill Index, or Bank Averages, which are calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts. Savings accounts offer a guaranteed return of principal and a fixed rate of interest. The Fund's performance also may be compared to the Consumer Price Index, as published by the U.S. Bureau of Labor Statistics, which is an established measure of change over time in the prices of goods and services in major expenditure groups.

  In addition, the Company also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing BGFA, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Company also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day." The Company also may disclose in advertising and other types of sales literature the level and categories of assets under management by the Fund's investment adviser or its affiliates.

  The Fund's performance also may be compared to those of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., Donoghue's Money Fund Report, including Donoghue's Taxable Money Market Fund Average or Morningstar, Inc., independent services that monitor the performance of mutual funds. The Fund's performance will be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions and dividends paid, at the end of the period. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

  Other Advertising Items. The Company also may discuss in advertising and other
  -----------------------
types of literature that the Fund has been assigned a rating by an NRSRO, such as Standard & Poor's Corporation. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Company may compare the Fund's performance with other investments that are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.


                        DETERMINATION OF NET ASSET VALUE

  The Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Fund would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Fund's portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

  Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in those high-quality securities that are determined by the Board of Directors to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable- and floating-rate instruments subject to demand features. Pursuant to the Rule, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Directors, at such intervals as it may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from the $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Directors. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

  Terms of Purchase. The Fund is generally open Monday through Friday and closed
  -----------------
on weekends, NYSE holidays and federal bank holidays. The holidays on which the Fund is closed currently are: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Veterans Day, Columbus Day, Labor Day, Thanksgiving Day and Christmas Day. The Company reserves the right to reject any purchase order and to change the amount of the minimum investment and subsequent purchases in the Fund.

  In-Kind Purchases.  Payment for shares of the Fund may, at the discretion of
  ------------------
the investment adviser, be made in the form of securities that are permissible investments for the Fund and must meet the investment objective, policies and limitations of the Fund as described in the Prospectus. In connection with an in-kind securities payment, a Fund may require, among other things, that the securities (i) be valued on the day of purchase in accordance with the pricing methods used by the Fund; (ii) are accompanied by satisfactory assurance that the Fund will have good and marketable title to such securities received by it;
(iii) are not subject to any restrictions upon resale by the Fund; (iv) be in proper form for transfer to the Fund; (v) are accompanied by adequate information concerning the basis and other tax matters relating to the securities. All dividends, interest, subscription or other rights pertaining to such securities shall become the property of the Fund engaged in the in-kind purchase transaction and must be delivered to the Fund by the investor upon receipt from the issuer. Securities acquired through an in-kind purchase will be acquired for investment and not for immediate resale. Shares purchased in exchange for securities generally cannot be redeemed until the transfer has settled.

  Suspension of Redemptions.  Under the 1940 Act, a Fund may suspend the right
  -------------------------
of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings) during which trading is restricted, or during which, as determined by the SEC by rule or regulation, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit.

  The Company may suspend redemption rights or postpone redemption payments for such periods as are permitted under the 1940 Act. The Company also may redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Company's responsibilities under the 1940 Act.

  In addition, the Company may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder that is applicable to shares of the Fund as provided from time to time in the Prospectus.


                             PORTFOLIO TRANSACTIONS


  Purchases and sales of debt securities generally are principal transactions. Debt securities normally are purchased or sold from or to dealers serving as market makers for the securities at a net price. Debt securities also may be purchased in underwritten offerings and may be purchased directly from the issuer. Generally, U.S. Government Obligations, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing transactions in debt securities consists primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Company are prohibited from dealing with the Company as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Fund may purchase municipal or other obligations from underwriting syndicates of which Stephens or BGFA is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board of Directors.

  The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Company's Board of Directors and BGFA, BGFA is responsible for the Fund's investment decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Company to obtain the best overall terms taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While BGFA generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

  In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. BGFA may cause the Fund to pay a broker/dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker/dealer for effecting the same transaction, provided that BGFA determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker/dealer, viewed in terms of either the particular transaction or the overall responsibilities of BGFA. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond, and government securities markets and the economy.

  Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by BGFA and does not reduce the advisory fees payable by the Fund. The Board of Directors will periodically review the commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which BGFA exercises investment discretion. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

  Under Section 28(e) of the Securities Exchange Act of 1934, an investment adviser shall not be "deemed to have acted unlawfully or to have breached its fiduciary duty" solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), an investment adviser must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker provide an investment adviser with lawful and appropriate assistance in the performance of its investment decision-making responsibilities." Accordingly, the price to the Fund in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

  Broker/dealers utilized by BGFA may furnish statistical, research and other information or services that are deemed by BGFA to be beneficial to the Fund's investment programs. Research services received from brokers supplement BGFA's own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; portfolio management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to BGFA and to the Company's Directors with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include the providing of equipment used to communicate research information, the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

  The outside research assistance is useful to BGFA since the brokers utilized by BGFA as a group tend to follow a broader universe of securities and other matters than the staff of BGFA can follow. In addition, this research provides BGFA with a diverse perspective on financial markets. Research services that are provided to BGFA by brokers are available for the benefit of all accounts managed or advised by BGFA. It is the opinion of BGFA that this material is beneficial in supplementing their research and analysis; and, therefore, it may benefit the Fund by improving the quality of BGFA's investment advice.

  Portfolio Turnover.  Because the portfolio of the Fund consists of securities
  ------------------
with relatively short-term maturities, the Fund expects to experience high portfolio turnover. A high portfolio turnover rate should not adversely affect the Fund, however, because portfolio transactions ordinarily will be made directly with principals on a net basis, and, consequently, the Fund usually will not incur excessive transaction costs.

  Securities of Regular Broker/Dealers.  As of December 31, 1999 the Fund owned
  ------------------------------------
no securities of its "regular brokers or dealers" or their parents, as defined in the 1940 Act.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

  General.  The following information supplements and should be read in
  --------
conjunction with the Prospectus. The Prospectus of the Fund generally describes the tax treatment of distributions by the Fund. This section of the SAI includes additional information concerning federal income taxes.

  The Company intends to qualify the Fund as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interest of the Fund's shareholders. The Fund will be treated as a separate entity for tax purposes and, thus, the provisions of the Code applicable to regulated investment companies generally will be applied individually to the Fund, rather than to the Company as a whole. Accordingly, income, gains and expenses will be determined separately for the Fund. As a regulated investment company, the Fund will not be taxed on its net income and gains distributed to its shareholders.

  Qualification as a regulated investment company under the Code requires, among other things, that (i) the Fund derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers that the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

  The Fund must also distribute or be deemed to distribute to its shareholders at least 90% of the aggregate of its ordinary income, net short-term capital gain and certain other items earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the twelve months following the taxable year. Furthermore, distributions declared in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 of the first taxable year. The Fund intends to pay out substantially all of its net income and gains (if any) for each year.

  Master Portfolio.  The Fund seeks to qualify as a regulated investment company
  -----------------
by investing substantially all of its assets in the Master Portfolio. Under the Code, the Master Portfolio will be treated as a partnership rather than as a regulated investment company or a corporation. As a partnership, any interest, dividends, gains and losses of the Master Portfolio shall be deemed to have been "passed through" to the Fund (and the Master Portfolio's other investors) in proportion to the Fund's ownership interest in the Master Portfolio. Therefore, to the extent that the Master Portfolio were to accrue but not distribute any interest, dividends or gains, the Fund would be deemed to have realized its proportionate share of such income without receipt of any corresponding distribution. However, the Master Portfolio will seek to minimize recognition by its investors (such as the Fund) of interest, dividends and gains without a corresponding distribution.

  Excise Tax.  A 4% nondeductible excise tax will be imposed on the Fund (other
  -----------
than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements of its income and gains by the end of each calendar year. The Fund intends to actually or be deemed to distribute substantially all of its income and gains (if any) by the end of each calendar year and, thus, expects not to be subject to the excise tax.

  Taxation of Master Portfolio Investments.  Except as otherwise provided
  -----------------------------------------
herein, gains and losses realized by the Master Portfolio on the sale of portfolio securities generally will be capital gains and losses. Such gains and losses ordinarily will be long-term capital gains and losses if the securities have been held by the Master Portfolio for more than one year at the time of disposition of the securities.

  Gains recognized on the disposition of a debt obligation purchased by the Master Portfolio at a market discount (generally at a price less than its principal amount) generally will be treated as ordinary income to the extent of the portion of market discount that accrued, but was not previously recognized pursuant to an available election, during the term the Master Portfolio held the debt obligation.

  If the Master Portfolio enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Master Portfolio must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Master Portfolio enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract, or (iv) other transactions identified in future Treasury Regulations.

  Capital Gain Distributions.  Distributions that are designated by the Fund as
  ---------------------------
capital gain distributions will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

  Other Distributions.  Although distributions will be declared daily based on
  --------------------
the Fund's daily earnings, for federal income tax purposes, the Fund's "earnings and profits" will be determined at the end of each taxable year and will be allocated pro rata over the entire year. For federal income tax purposes, only amounts paid out of earnings and profits will qualify as taxable, dividend distributions. Thus, if during a taxable year the Fund's distributions (as declared daily throughout the year) exceed the Fund's earnings and profits (generally, the Fund's net investment income and capital gain with certain adjustments) as determined at the end of the year, only that portion of the year's distributions that equals the year's earnings and profits will be deemed to have constituted a taxable distribution. Distributions in excess of earnings and profits will first be treated as a return of capital up to the amount of a shareholder's basis in its Fund shares and then as capital gain. It is expected that the Fund's earnings and profits, on an annual basis, will equal the dividends declared during the year.

  Disposition of Fund Shares.  A disposition of Fund shares pursuant to a
  ---------------------------
redemption (including a redemption in-kind) or an exchange ordinarily will result in a taxable capital gain or loss to the shareholder, depending on the amount received for the shares (or are deemed to receive in the case of an exchange) and the cost of the shares. Any loss realized on a redemption or exchange of shares of the Fund will be disallowed for federal income tax purposes, to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

  If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as long-term capital loss to the extent of the designated capital gain distribution. This loss disallowance rule does not apply to losses realized under a periodic redemption plan.

  Federal Income Tax Rates.  As of the printing of this SAI, the maximum
  -------------------------
individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Obviously, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

  Foreign Shareholders.  Under the Code, distributions attributable to ordinary
  ---------------------
income, net short-term capital gain and certain other items realized by the Fund and paid to a nonresident alien individual, foreign trust (i.e., a trust that a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (each, a "foreign shareholder") will be subject to federal withholding tax (at a rate of 30% or, if an income tax treaty applies, at the lower treaty rate, if any). Such tax withheld generally is not refundable. Withholding will not apply if a distribution paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons will apply. Gain on the disposition of Fund shares and capital gain distributions generally are not subject to tax withholding applicable to foreign shareholders.

  New Regulations.  On October 6, 1997, the Treasury Department issued new
  ----------------
regulations (the "New Regulations") that make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations generally will be effective for payments made after December 31, 2000, subject to certain transition rules. Among other things, the New Regulations will permit the Fund to estimate the portion of its distributions qualifying as capital gain distributions for purposes of determining the portion of its distributions paid to foreign shareholders that will be subject to federal income tax withholding. Prospective investors are urged to consult their own tax advisors regarding the impact to them of the New Regulations.

  Other Matters.  Investors should be aware that the investments to be made by
  --------------
the Fund may involve sophisticated tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Fund will seek to avoid significant non-cash income, such non-cash income could be recognized by the Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

  The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Fund. Each investor is urged to consult his or her tax advisor regarding federal, state, local and foreign taxes applicable to him or her.

                                 CAPITAL STOCK

  The authorized capital stock of the Company consists of 21,300,000,000 shares having a par value of $.001 per share. As of the date of this SAI, the Company's Board of Directors has authorized the issuance of ten series of shares. The Board of Directors may, in the future, authorize the issuance of other series of capital stock representing shares of additional investment portfolios.

  Although the Company is not required to hold regular annual shareholder meetings, occasional annual or special meetings may be required for purposes such as electing and removing Directors, approving advisory contracts, and changing the Fund's investment objective or fundamental investment policies.
The Company may dispense with an annual meeting of shareholders in any year in which it is not required to elect Directors under the 1940 Act. However, the Company has undertaken to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Director or Directors if requested in writing by the holders of at least 10% of the Company's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

  Voting.  All shares of the Company have equal voting rights and will be voted
  -------
in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in the Fund's fundamental investment policy would be voted upon only by shareholders of the Fund. Additionally, approval of an advisory contract is a matter to be determined separately by the fund. Approval by the shareholders of a fund is effective as to that fund whether or not sufficient votes are received from the shareholders of the other investment portfolios to approve the proposal as to those investment portfolios. As used in the Fund's Prospectus and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Company as a whole, means the vote of the lesser of (i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the Company's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Company's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

  Shareholders of the Fund are entitled to one vote for each share owned and fractional votes for fractional shares owned. Depending on the terms of a particular Benefit Plan and the matter being submitted to a vote, a sponsor may request direction from individual participants regarding a shareholder vote. The Directors of the Company will vote shares for which they receive no voting instructions in the same proportion as the shares for which they do receive voting instructions.

  Each share of the Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Directors. In the event of the liquidation or dissolution of the Company, shareholders of the Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Directors in their sole discretion may determine.

  Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Company.

  The Master Portfolio.  Whenever the Fund, as an interestholder of the Master
  ---------------------
Portfolio, is requested to vote on any matter submitted to interestholders of the Master Portfolio, the Fund will hold a meeting of its shareholders to consider such matters. The Fund will cast its votes in proportion to the votes received from its shareholders. Shares for which the Fund receives no voting instructions will be voted in the same proportion as the votes received from the other Fund shareholders. If the Master Portfolio's investment objective or policies are changed, the Fund may elect to change its objective or policies to correspond to those of the Master Portfolio. The Fund may also elect to redeem its interests in the Master Portfolio and either seek a new investment company with a matching objective in which to invest or retain its own investment adviser to manage the Fund's portfolio in accordance with its objective. In the latter case, the Fund's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in the Fund.

  MIP is an open-end, series of management investment companies organized as a Delaware business trust. MIP was organized on October 21, 1993. In accordance with Delaware law and in connection with the tax treatment sought by MIP, MIP's Declaration of Trust provides that its investors would be personally responsible for Trust liabilities and obligations, but only to the extent MIP's property is insufficient to satisfy such liabilities and obligations. The Declaration of Trust also provides that MIP shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its investors, Trustees, officers, employees and agents covering possible tort and other liabilities, and that investors will be indemnified to the extent they are held liable for a disproportionate share of Trust obligations. Thus, the risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which both inadequate insurance existed and MIP itself was unable to meet its obligations.

  The Declaration of Trust further provides that obligations of MIP are not binding upon its Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee's office.

  The interests in the Master Portfolio of MIP have substantially identical voting and other rights as those rights enumerated above for shares of the Fund. MIP also intends to dispense with annual meetings, but is required by Section 16(c) of the 1940 Act to hold a special meeting and assist investor communications under the circumstances described above with respect to the Company. Whenever the Fund is requested to vote on a matter with respect to its Master Portfolio, the Fund will hold a meeting of Fund shareholders and will cast its votes as instructed by such shareholders.

                       ADDITIONAL INFORMATION ON THE FUND

  The Company provides annual and semi-annual reports to all shareholders. The annual reports contain audited financial statements and other information about the Fund including additional information on performance. Shareholders may obtain a copy of the Company's most recent annual report without charge by calling 1-888-204-3956.

  No person has been authorized to give any information or to make any representations other than those contained in this SAI and in the Company's official sales literature in connection with the offer of the Fund's shares and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company. This SAI does not constitute an offer in any state in which, or to any person to whom, such offering may not lawfully be made.

                              FINANCIAL STATEMENTS

  The audited financial statements, including the portfolio of investments, financial highlights and independent auditors' reports for the ten-month period ended December 31, 1999 for the Fund and Master Portfolio are hereby incorporated by reference to the Company's Annual Report, as filed with the SEC on February 28, 2000. The audited financial statements are attached to all SAIs delivered to shareholders or prospective shareholders.

                                    APPENDIX

  Description of certain ratings assigned by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff") and IBCA Inc. and IBCA Limited ("IBCA"):

                                S&P Bond Ratings

                                     "AAA"

  Bonds rated "AAA" have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                      "AA"

  Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

                                      "A"

  Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

                                     "BBB"

  Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

  S&P's letter ratings may be modified by the addition of a plus (+) or minus (- ) sign designation, which is used to show relative standing within the major rating categories, except in the "AAA" (Prime Grade) category.

Commercial Paper Rating.  The designation "A-1" by S&P indicates that the degree
-----------------------
of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an "A-2" designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

                              Moody's Bond Ratings

                                     "Aaa"

  Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                      "Aa"

  Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in "Aaa" securities.

                                      "A"

  Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

                                     "Baa"

  Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Moody's applies the numerical modifiers "1", "2" and "3" to show relative standing within the major rating categories, except in the "Aaa" category. The modifier "1" indicates a ranking for the security in the higher end of a rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of a rating category.

Commercial Paper Rating.  The rating Prime-1 ("P-1") is the highest commercial
------------------------
paper rating assigned by Moody's. Issuers of "P-1" paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

  Issuers (or relating supporting institutions) rated Prime-2 ("P-2") have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                               Fitch Bond Ratings

  The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                                     "AAA"

  Bonds rated "AAA" are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                      "AA"

  Bonds rated "AA" are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short- term debt of these issuers is generally rated "F-1+".

                                      "A"

  Bonds rated "A" are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                                     "BBB"

  Bonds rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

  Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

Short-Term Ratings.  Fitch's short-term ratings apply to debt obligations that
-------------------
are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

  Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                                     "F-1+"

  Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                     "F-1"

  Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

                                     "F-2"

  Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the "F-1+" and "F-1" categories.


                               Duff Bond Ratings

                                     "AAA"

  Bonds rated "AAA" are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                                      "AA"

  Bonds rated "AA" are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                                      "A"

  Bonds rated "A" have protection factors that are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                                     "BBB"

  Bonds rated "BBB" are considered to have below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

  Plus (+) and minus (-) signs are used with a rating symbol (except "AAA") to indicate the relative position of a credit within the rating category.

Commercial Paper Rating.  The rating "Duff-1" is the highest commercial paper
----------------------
rating assigned by Duff. Paper rated "Duff-1" is regarded as having very high certainty of timely payment with excellent liquidity factors that are supported by ample asset protection. Risk factors are minor. Paper rated "Duff-2" is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

                               IBCA Bond Ratings

Bond and Long-Term Rating.  Obligations rated "AAA" by IBCA have the lowest
--------------------------
expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated "AA" by IBCA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

Commercial Paper and Short-Term Rating.  The designation "A1" by IBCA indicates
---------------------------------------
that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated "A1+" are supported by the highest capacity for timely repayment. Obligations rated "A2" are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

International and U.S. Bank Rating.  An IBCA bank rating represents IBCA's
-----------------------------------
current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or interestholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

BankWatch.  BankWatch ratings are based upon a qualitative and quantitative
----------
analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

  BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the three highest investment grade ratings used by BankWatch for long-term debt:

     "AAA" -- the highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

     "AA" -- the second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

     "A" -- the third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.


  The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

     "TBW-1" -- the highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

     "TBW-2" -- the second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

                     BARCLAYS GLOBAL INVESTORS FUNDS, INC.

                      STATEMENT OF ADDITIONAL INFORMATION

                        INSTITUTIONAL MONEY MARKET FUND
                   Distributor Class and Institutional Class

                                 July 1, 2000

                            _______________________


  Barclays Global Investors Funds, Inc. (the "Company") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about the Company's Institutional Money Market Fund (the "Fund"). The Fund seeks to achieve its investment objective by investing all of its assets in the Money Market Master Portfolio (the "Master Portfolio") of Master Investment Portfolio ("MIP," at times the "Trust"). The Master Portfolio has the same investment objective as the Fund as described in its Prospectus.

  Barclays Global Fund Advisors ("BGFA") serves as investment adviser to the Master Portfolio. References to the investments, investment policies and risks of the Fund, unless otherwise indicated, should be understood as references to the investments, investment policies and risks of the Master Portfolio.

  This SAI is not a prospectus and should be read in conjunction with the Fund's current Prospectus, also dated July 1, 2000. All terms used in this SAI that are defined in the Prospectus will have the meanings assigned in the Prospectus. A copy of the Prospectus may be obtained without charge by writing Barclays Global Investors Funds, Inc., c/o Investors Bank & Trust Co., -- Transfer Agent, P.O. Box 9130, Mail Code MFD23, Boston, MA 02117-9130, or by calling 1-888-204-3956.

                               TABLE OF CONTENTS

                                                                                               Page
                                                                                             ---------
Fund History...............................................................................          1
Description of the Fund and Its Investments and Risks......................................          1
Portfolio Securities.......................................................................          3
Management.................................................................................         10
Control Persons and Principal Holders of Securities........................................         12
Investment Adviser and Other Service Providers.............................................         12
Performance Information....................................................................         15
Determination of Net Asset Value...........................................................         17
Purchase, Redemption and Pricing of Shares.................................................         18
Portfolio Transactions.....................................................................         18
Dividends, Distributions and Taxes.........................................................         20
Capital Stock..............................................................................         23
Additional Information on the Fund.........................................................         25
Financial Statements.......................................................................         25
Appendix...................................................................................        A-1

                                 FUND HISTORY

  The Company, an open-end management investment company, was incorporated in Maryland on October 15, 1992 and currently offers ten series including the Fund. MIP, organized as a Delaware business trust on October 21, 1993, consists of twelve series including the Money Market Master Portfolio. The Company's principal office is located at 111 Center Street, Little Rock, Arkansas 72201. The Fund invests all of its assets in the corresponding Money Market Master Portfolio of MIP that has the same or substantially the same investment objective as the Fund.

  On or about December 30, 1993, the Company's Board of Directors approved, primarily for marketing purposes, the change of its corporate name from "WellsFunds Inc." to "Stagecoach Inc." On or about March 15, 1996, the Company changed its corporate name from "Stagecoach Inc." to "MasterWorks Funds Inc." On April 28, 1999, the Company's Board of Directors approved the change of its corporate name from "MasterWorks Funds Inc." to "Barclays Global Investors Funds, Inc."

             DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

  Investment Restrictions.  The Fund and Master Portfolio have adopted
  -----------------------
investment policies that may be fundamental or non-fundamental. Fundamental policies cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the outstanding voting securities of such Fund or Master Portfolio, as the case may be. Non-fundamental policies may be changed without shareholder approval by vote of a majority of the Directors of the Company or the Trustees of the Trust, as the case may be, at any time.

  Fundamental Investment Restrictions. The Fund is subject to the following investment restrictions, all of which are fundamental policies.

The Institutional Money Market Fund may not:

  (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would be 25% or more of the current value of the Fund's total assets, provided that there is no limitation with respect to investments in (i) obligations of the U.S. Government, its agencies or instrumentalities; and (ii) obligations of banks to the extent that the U.S. Securities and Exchange Commission ("SEC"), by rule or interpretation, permits funds to reserve freedom to concentrate in such obligations; and provided further, that the Fund may invest all its assets in a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund, without regard to the limitations set forth in this paragraph (1);

  (2) purchase or sell real estate or real estate limited partnerships (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein);

  (3) purchase commodities or commodity contracts (including futures contracts), except that the Fund may purchase securities of an issuer that invests or deals in commodities or commodity contracts;

  (4) purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs;

  (5) purchase securities on margin (except for short-term credits necessary for the clearance of transactions) or make short sales of securities;

  (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting; and provided further, that the purchase by the Fund of securities issued by a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund shall not constitute an underwriting for purposes of this paragraph (6);

  (7) make investments for the purpose of exercising control or management; provided that the Fund may invest all its assets in a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund, without regard to the limitations set forth in this paragraph (7);

  (8) borrow money or issue senior securities as defined in the 1940 Act, except that the Fund may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists);

  (9) write, purchase or sell puts, calls, straddles, spreads, warrants, options or any combination thereof, except that the Fund may purchase securities with put rights in order to maintain liquidity;

  (10) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result, with respect to 75% of its total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer or, with respect to 100% of its total assets the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that the Fund may invest all its assets in a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund, without regard to the limitations set forth in this paragraph (10); or

  (11) make loans, except that the Fund may purchase or hold debt instruments or lend its portfolio securities in accordance with its investment policies, and may enter into repurchase agreements.

  Non-Fundamental Investment Restrictions. The Fund is subject to the following investment restrictions, all of which are non-fundamental policies.

As a matter of non-fundamental policy:

  (1) The Fund may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act.
Under the 1940 Act, the Fund's investments in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's net assets with respect to any one investment company, and (iii) 10% of the Fund's net assets in the aggregate. Other investment companies in which the Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund.

  (2) The Fund may not invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days.

  (3) The Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.

  Notwithstanding any other investment policy or limitation (whether or not fundamental), the Fund may invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the Fund.


                             PORTFOLIO SECURITIES

  To the extent set forth in this SAI, the Fund through its investment in the corresponding Master Portfolio may invest in the securities described below. To avoid the need to refer to both the Fund and the Master Portfolio in every instance, the following sections generally refers only to the Fund.

  The assets of the Fund consist only of obligations maturing within thirteen months from the date of acquisition (as determined in accordance with the regulations of the SEC), and the dollar-weighted average maturity of the Fund may not exceed 90 days. The securities in which the Fund may invest will not yield as high a level of current income as may be achieved from securities with less liquidity and less safety. There can be no assurance that the Fund's investment objective will be realized as described in the Fund's Prospectus.

  The Fund may invest in the following types of money market instruments:

  U.S. Government Obligations. The Fund may invest in various types of U.S.
  ----------------------------
Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

  Asset-Backed Securities. The Fund may purchase asset-backed securities, which
  ------------------------
are securities backed by installment contracts, credit-card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments and is likely to be substantially less than the original maturity of the assets underlying the securities as a result of prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. The Fund may invest in such securities up to the limits prescribed by Rule 2a-7 and other provisions of the 1940 Act.

  Bank Obligations. The Fund may invest in bank obligations that include, but
  -----------------
are not limited to, negotiable certificates of deposit ("CDs"), bankers' acceptances and fixed time deposits. The Fund also may invest in high-quality short-term obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars. Fixed time deposits are obligations of banks that are payable at a stated maturity date and bear a fixed rate of interest. Generally fixed time deposits may be withdrawn on demand by the investor, but they may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have an established market, there are no contractual restrictions on the Fund's right to transfer a beneficial interest in the deposit to a third party. It is the policy of the Fund not to invest in fixed time deposits subject to withdrawal penalties, other than overnight deposits, or in repurchase agreements with more than seven days to maturity or other illiquid securities, if more than 10% of the value of its net assets would be so invested. Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting domestic obligations, including the possibilities that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions (such as foreign exchange controls) may be adopted that might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

  Commercial Paper and Short-Term Corporate Debt Instruments.  The Fund may
  -----------------------------------------------------------
invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The investment adviser to the Master Portfolio monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. The Fund also may invest in high quality non-convertible corporate debt securities (e.g., bonds and debentures). Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The investment adviser to the Master Portfolio will consider such an event in determining whether the Master Portfolio should continue to hold the obligation. To the extent the Master Portfolio continues to hold such obligations, it may be subject to additional risk of default.

  Repurchase Agreements. The Fund may enter into repurchase agreements wherein
  ----------------------
the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually-agreed upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. The Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest, although the underlying security may mature in more than thirteen months. The Fund may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or is otherwise limited or if receipt of the security or collateral is delayed.

The Fund may participate in pooled repurchase agreement transactions with other funds advised by BGFA.

  The Fund may enter into repurchase agreements wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed-upon time and price that involves the acquisition by the Fund of an underlying debt instrument, subject to the seller's obligation to repurchase, and the Fund's obligation to resell, the instrument at a fixed price usually not more than one week after its purchase. Securities acquired as collateral by the Fund under a repurchase agreement will be held in a segregated account at a bank. Repurchase agreements are considered by the staff of the SEC to be loans by the Fund. The Fund requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below resale price. BGFA monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Certain costs may be incurred by the Fund in connection with the sale of the underlying securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, disposition of the securities by the Fund may be delayed or limited. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the Fund in connection with insolvency proceedings), it is the policy of the Fund to limit repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. The Fund considers on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements.

  Letters of Credit.  Certain of the debt obligations, certificates of
  ------------------
participation, commercial paper and other short-term obligations that the Fund is permitted to purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company that assumes the obligation for payment of principal and interest in the event of default by the issuer. Letter of credit-backed investments must, in the opinion of BGFA, as investment adviser, be of investment quality comparable to other permitted investments of the Fund.

  Investment Company Securities. The Fund may invest in securities issued by
  ------------------------------
other investment companies that principally invest in securities of the type in which the Fund invests. Under the 1940 Act, the Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's net assets with respect to any one investment company and (iii) 10% of the Fund's net assets in the aggregate. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses.

  Municipal Obligations. The Fund may invest in municipal obligations. Municipal
  ----------------------
bonds generally have a maturity at the time of issuance of up to 40 years. Medium-term municipal notes are generally issued in anticipation of the receipt of tax funds, of the proceeds of bond placements, or of other revenues. The ability of an issuer to make payments on notes is therefore especially dependent on such tax receipts, proceeds from bond sales or other revenues, as the case may be. Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. The Fund will invest in high-quality (as defined in Rule 2a-7 of the 1940 Act) long-term municipal bonds, municipal notes and short-term municipal commercial paper, with remaining maturities not exceeding 13 months.

  Floating- and Variable-Rate Obligations. The Fund may purchase debt
  ----------------------------------------
instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. The floating- and variable-rate instruments that the Fund may purchase include certificates of participation in such instruments. These adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

  The Fund may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Fund may invest in obligations that are not so rated only if BGFA determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. BGFA, on behalf of the Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Fund's portfolio. The Fund will not invest more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists.

  The following types of derivative securities ARE NOT permitted investments for the Fund:

  . capped floaters (on which interest is not paid when market rates move above a certain level);

  . leveraged floaters (whose interest rate reset provisions are based on a formula that magnifies changes in interest rates);

  . range floaters (which do not pay any interest if market interest rates move outside of a specified range);

  . dual index floaters (whose interest rate reset provisions are tied to more than one index so that a change in the relationship between these indices may result in the value of the instrument falling below face value); and

  . inverse floaters (which reset in the opposite direction of their index).

  Additionally, the Fund may not invest in securities whose interest rate reset provisions are tied to an index that materially lags short-term interest rates, such as Cost of Funds Index floaters.

  Participation Interests.  The Fund may invest in participation interests in
  ------------------------
any type of security in which the Fund may invest. A participation interest gives the Fund an undivided interest in the underlying securities in the proportion that the Fund's participation interest bears to the total principal amount of the underlying securities.

  Illiquid Securities.  The Fund may invest in securities not registered under
  --------------------
the Securities Act of 1933, as amended ("1933 Act") and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to the Fund.

  Unrated Investments. The Fund may purchase instruments that are not rated if,
  -------------------
in the opinion of BGFA, as investment adviser, such obligations are of investment quality comparable to other rated investments that are permitted for purchase by the Fund, if they are purchased in accordance with the Fund's procedures adopted by the Company's Board of Directors in accordance with Rule 2a-7 under the 1940 Act. Such procedures require approval or ratification by the Board of Directors of the purchase of unrated securities. After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require an immediate sale of such security by the Fund provided that, when a security ceases to be rated, the Company's Board of Directors determines that such security presents minimal credit risks and, provided further that, when a security rating is downgraded below the eligible quality for investment or no longer presents minimal credit risks, the Board finds that the sale of such security would not be in the Fund's shareholder's best interest. To the extent the ratings given by a nationally recognized statistical ratings organization ("NRSRO") may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI. The ratings of said NRSROs are more fully described in the SAI Appendix.

  Pass-Through Obligations. Certain of the debt obligations in which the Fund
  ------------------------
may invest may be pass-through obligations that represent an ownership interest in a pool of mortgages and the resultant cash flow from those mortgages. Payments by homeowners on the loans in the pool flow through to certificate holders in amounts sufficient to repay principal and to pay interest at the pass-through rate. The stated maturities of pass-through obligations may be shortened by unscheduled prepayments of principal on the underlying mortgages. Therefore, it is not possible to predict accurately the average maturity of a particular pass-through obligation. Variations in the maturities of pass-through obligations will affect the yield of any Fund investing in such obligations. Furthermore, as with any debt obligation, fluctuations in interest rates will inversely affect the market value of pass-through obligations.

  Loans of Portfolio Securities. The Fund may lend its securities to brokers,
  -----------------------------
dealers and financial institutions, provided (1) the loan is secured continuously by collateral consisting of cash, U.S. Government securities or an irrevocable letter of credit that is marked to market daily to ensure that each loan is fully collateralized; (2) the Fund may at any time recall the loan and obtain the return of the securities loaned within five business days; (3) the Fund will receive any interest or dividends paid on the securities loaned; and
(4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the Fund. The Fund may earn income in connection with securities loans either through the reinvestment of the cash collateral or the payment of fees by the borrower. The Fund does not currently intend to lend its portfolio securities.

  Forward Commitments, When-Issued Purchases and Delayed-Delivery Transactions.
  ----------------------------------------------------------------------------
The Fund may purchase securities on a when-issued or forward commitment (sometimes called a delayed-delivery) basis, which means that the price is fixed at the time of commitment, but delivery and payment ordinarily take place a number of days after the date of the commitment to purchase. The Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will not accrue income in respect of a security purchased on a forward commitment basis prior to its stated delivery date.

  Securities purchased on a when-issued or forward commitment basis and certain other securities held in the Fund's investment portfolio are subject to changes in value (both generally changing in the same way, i.e., appreciating when
                                                   ----
interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a when-issued or forward commitment basis may expose the Fund to risk because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued or forward commitment basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. A segregated account of the Fund consisting of cash or U.S. Government obligations or other high quality liquid debt securities at least equal at all times to the amount of the when-issued or forward commitments will be established and maintained at the Fund's custodian bank. Purchasing securities on a forward commitment basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's total net assets and its net asset value per share. In addition, because the Fund will set aside cash and other high quality liquid debt securities as described above, the liquidity of the Fund's investment portfolio may decrease as the proportion of securities in the Fund's portfolio purchased on a when-issued or forward commitment basis increases.

  The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the Fund's net asset value starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund's assets, and fluctuations in the value of the underlying securities are not reflected in the Fund's net asset value as long as the commitment remains in effect.

  Rule 144A.  It is possible that unregistered securities, purchased by the Fund
  ----------
in reliance upon Rule 144A under the 1933 Act, could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

  Foreign Obligations. Investments in foreign obligations involve certain
  -------------------
considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards or governmental supervision comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

  Loan Participation Agreements.  The Fund may purchase interests in loan
  -----------------------------
participations that typically represent direct participation in a loan to a corporate borrower, and generally are offered by an intermediary bank or other financial institution or lending syndicate. Under these loan participation arrangements, the Fund will have the right to receive payments of principal, interest and any fees to which it is entitled from the bank selling the loan participation upon receipt by the bank of the payments from the borrower. The borrower in the underlying loan will be deemed to be the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank that sold the loan participation. Such loans must be to issuers in whose obligations the Fund may invest. Any participation purchased by the Fund must be sold by an intermediary bank in the United States with assets exceeding $1 billion.

  Because the bank issuing the loan participation does not guarantee the participation in any way, the participation is subject to the credit risks associated with the underlying corporate borrower. In addition, it may be necessary, under the terms of the loan participation, for the Fund to assert its rights against the underlying corporate borrower, in the event that the underlying corporate borrower should fail to pay principal and interest when due. Thus, the Fund could be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Moreover, under the terms of the loan participation, the Fund may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the Fund also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation might be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the issuing bank.

  The secondary market, if any, for these loan participation interests is limited; thus, such participations purchased by the Fund may be treated as illiquid. If a loan participation is determined to be illiquid, it will be valued at its fair market value as determined by procedures approved by the Board of Directors. Valuation of illiquid indebtedness involves a greater degree of judgment in determining the Fund's net asset value than if the value were based on available market quotations

  Funding Agreements.  The Fund may invest in short-term funding agreements.  A
  ------------------
funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The Fund will purchase short-term funding agreements only from banks and insurance companies that, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more.

  The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Fund may be treated as illiquid. If a funding agreement is determined to be illiquid it will be valued at its fair market value as determined by procedures approved by the Board of Directors. Valuation of illiquid indebtedness involves a greater degree of judgment in determining the Fund's net asset value than if the value were based on available market quotations, and could result in significant variations in the Fund's daily share price.

                                  MANAGEMENT

  The business and affairs of the Company are managed under the direction of its Board of Directors in conformity with Maryland law. The Board of Directors of the Company supervises the Fund's activities and monitors the Fund's contractual arrangements with various service providers. The Company's Directors are also MIP's Trustees. The Company's Board, including a majority of the Directors who are not "interested persons" (as that term is defined in the 1940 Act) of the Company, has adopted procedures to address potential conflicts of interest that may arise as a result of the structure of the Boards.

  Directors and officers of the Company, together with information as to their principal business occupations during the last five years, are shown below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Directors who are deemed to be an "interested person" of the Company, as defined in the 1940 Act, are indicated by an asterisk.

                                                           Principal Occupations
Name, Address and Age             Position(s)              During Past 5 Years
---------------------             -----------              --------------------------
Jack S. Euphrat, 78               Director                 Private Investor.
415 Walsh Road
Atherton, CA 94027

*R. Greg Feltus, 49               Director, Chairman       Executive Vice President of Stephens Inc.;
                                  and President            President of Stephens Insurance Services Inc.;
                                                           Senior Vice President of Stephens Sports
                                                           Management Inc.; and President of Investors
                                                           Brokerage Insurance Inc.

W. Rodney Hughes, 74              Director                 Private Investor.
31 Dellwood Court
San Rafael, CA 94901

Leo Soong,/1/ 54                  Director                 Managing Director of Crystal Geyser Roxane
Crystal Geyser Water Co.                                   Water Co.; Co-Founder and President of Crystal
55 Francisco Street, Suite 410                             Geyser Water Co.
San Francisco, CA 94133

Richard H. Blank, Jr.,  44        Chief Operating          Vice President of Stephens Inc.; Director of
                                  Officer, Secretary       Stephens Sports Management Inc.; and Director
                                  and Treasurer            of Capo Inc.

____________________
/1/  Elected to the Board of Directors of the Company on February 9, 2000.

                              Compensation Table
                 For the Calendar Year Ended December 31, 1999

                                                                 Aggregate           Total Compensation
                                                                Compensation           from Registrant
Name and Position                                             from Registrant         and Fund Complex
-----------------                                           --------------------  -------------------------
Jack S. Euphrat                                                      $5,875               $11,750
  Director

*R. Greg Feltus                                                      $    0               $     0
  Director

Thomas S. Goho/1/                                                    $1,500               $ 3,000
  Director

W. Rodney Hughes                                                     $5,875               $11,750
  Director

*J. Tucker Morse/1/                                                  $1,500               $ 3,000
  Director

____________________
/1/ Retired from the Board of Directors of the Company on April 28, 1999.

  Directors of the Company are compensated annually by the Company and by all the registrants in the fund complex for their services as indicated above and also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. The Company and MIP are considered to be members of the same fund complex, as such term is defined in Form N-1A under the 1940 Act. The Directors are compensated by the Company and MIP for their services as Directors/Trustees. Currently the Directors do not receive any retirement benefits or deferred compensation from the Company or MIP. As of the date of this SAI, Directors and officers of the Company as a group beneficially owned less than 1% of the outstanding shares of the Company.

  Master/Feeder Structure.  The Fund seeks to achieve its investment objective
  -----------------------
by investing all of its assets in the Money Market Master Portfolio of MIP. The Fund and other entities investing in the Master Portfolio are each liable for all obligations of the Master Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and MIP itself is unable to meet its obligations. Accordingly, the Company's Board of Directors believes that neither the Fund nor its shareholders will be adversely affected by investing Fund assets in the Master Portfolio. However, if a mutual fund or other investor withdraws its investment from the Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses among a larger asset base) that the Company's Board believes may be available through investment in the Master Portfolio may not be fully achieved. In addition, given the relative novelty of the master/feeder structure, accounting or operational difficulties, although unlikely, could arise.

  The Fund may withdraw its investment in the Master Portfolio only if the Company's Board of Directors determines that such action is in the best interests of the Fund and its shareholders. Upon such withdrawal, the Company's Board would consider alternative investments, including investing all of the Fund's assets in another investment company with the same investment objective as the Fund or hiring an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Master Portfolio.

  The investment objective and other fundamental policies of the Master Portfolio cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding interests. Whenever the Fund, as an interestholder of the Master Portfolio, is requested to vote on any matter submitted to interestholders of the Master Portfolio, the Fund will hold a meeting of its shareholders to consider such matters. The Fund will cast its votes in proportion to the votes received from its shareholders. Shares for which the Fund receives no voting instructions will be voted in the same proportion as the votes received from the other Fund shareholders.

  Certain policies of the Master Portfolio that are non-fundamental may be changed by vote of a majority of MIP's Trustees without interestholder approval. If the Master Portfolio's investment objective or fundamental or non-fundamental policies are changed, the Fund may elect to change its objective or policies to correspond to those of the Master Portfolio. The Fund may also elect to redeem its interests in the Master Portfolio and either seek a new investment company with a matching objective in which to invest or retain its own investment adviser to manage the Fund's portfolio in accordance with its objective. In the latter case, the Fund's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in the Fund. The Fund will provide shareholders with 30 days' written notice prior to the implementation of any change in the investment objective of the Fund or the Master Portfolio, to the extent possible.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

  As of May 31, 2000, the shareholders identified below were known by the Company to own 5% or more of the Fund's outstanding shares in the following capacity:

        Name and Address                                  Percentage               Nature of
         of Shareholder                                     of Fund                Ownership
        ----------------                                  -----------              ---------
Stephens Inc.                                                 100%                   Record
111 Center Street
Little Rock, AR  72201

                 INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS

  Investment Adviser.  The Fund is a feeder fund in a master/feeder structure.
  ------------------
As a result the Fund will invest all of its assets in the Master Portfolio of MIP. The Master Portfolio has the same investment objective and invests in the same kinds of securities as the Fund. The Master Portfolio retained BGFA as the investment adviser to manage its assets. The advisory fee level is 0.10% of average net assets on an annual basis. BGFA does not engage an investment sub-adviser, but instead manages the Master Portfolio's assets itself. Pursuant to the Advisory Contract, BGFA furnishes the Company's Board of Directors with periodic reports on the investment strategy and performance of the Master Portfolio.

  The Advisory Contract is subject to the annual approval by (i) MIP's Board of Trustees or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting interests of the Master Portfolio or by MIP's Board of Trustees, provided that in either event the continuance also is approved by a majority of MIP's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of MIP or BGFA, by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory

Contract is terminable without penalty, on 60 days' written notice by the Master Portfolio's Board of Trustees or by vote of the holders of a majority of the Master Portfolio's interests, or, after the Reapproval Date, on not less than 60 days' written notice, by BGFA. The Advisory Contract terminates automatically in the event of an assignment as defined in the 1940 Act. For the five-month period ended December 31, 1999, the Master Portfolio paid BGFA $88,966 in advisory fees, without waivers.

  Co-Administrators. The Company has engaged Stephens Inc. ("Stephens") and
  -----------------
Barclays Global Investors, N.A. ("BGI") to provide certain administration services to the Fund. Pursuant to a Co-Administration Agreement with the Company, Stephens and BGI provide as administration services, among other things: (i) general supervision of the operation of the Company and the Fund, including coordination of the services performed by the investment adviser, transfer and dividend disbursing agent, custodian, independent auditors and legal counsel; (ii) general supervision of regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Fund; and (iii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Company's officers and Board of Directors. Stephens also furnishes office space and certain facilities required for conducting the business of the Fund together with all other administrative services that are not being furnished by the Fund's investment adviser. Stephens also pays the compensation of the Company's Directors, officers and employees who are affiliated with Stephens.

  In addition, except for advisory fees, extraordinary expenses, brokerage and other expenses connected to the execution of portfolio transactions and certain expenses that are borne by the Fund, Stephens and BGI have agreed to bear all costs of the Fund's and the Company's operations. For providing such services, Stephens and BGI are entitled to a monthly fee at an annual rate of 0.02% of the Fund's average daily net assets. BGI has contracted with Investors Bank & Trust Company ("IBT") to provide certain sub-administrative services. For the five-month period ended December 31, 1999, the Fund paid co-administration fees of less than $1.00 jointly to Stephens and BGI.

  Distributor. Stephens acts as the exclusive distributor of the Fund's shares
  -----------
pursuant to an Amended and Restated Distribution Agreement (the "Distribution Agreement") with the Company. Shares are sold on a continuous basis by Stephens as agent, although Stephens is not obligated to sell any particular amount of shares. The term and termination provisions of the Distribution Agreement are substantially similar to those of the Agreement with the investment adviser discussed above.

  The Fund has adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for its Distributor Class ("Class D") shares. The Plan was adopted by the Company's Board of Directors, including a majority of the Directors who were not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Directors"). The Fund currently does not have a distribution plan in place for its Institutional Class ("Class I") shares.
Class I shareholders do not pay any fees for distribution services.

  Under the Plan and pursuant to the related Distribution Agreement, the Fund pays Stephens an annual fee of 0.10% of the average daily net asset value of the Fund's Class D shares as compensation for distribution-related services or as reimbursement for distribution-related expenses. For the five-month period ended December 31, 1999, the Fund paid Stephens $1.00 for distribution-related services and expenses.

  The actual fee payable to the Distributor by the Fund's Class D shares is determined, within such limits, from time to time by mutual agreement between the Company and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

  The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Directors of the Company and the Non-Interested Directors. The Distribution Agreement related to the Plan also must be approved by such vote of the Directors and the Non-Interested Directors.
Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the Class D shares of the Fund or by vote of a majority of the Non-Interested Directors on not more than 60 days written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plan may be made except by a majority of both the Directors of the Company and the Non-Interested Directors.

  The Plan requires that the Treasurer of the Company shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Directors who are not "interested persons" of the Company be made by such disinterested Directors.

  Custodian. IBT also has been retained to act as Custodian for the Fund and
  ---------
performs such services at 200 Clarendon Street, Boston, Massachusetts 02116.
The custodian, among other things, maintains a custody account or accounts in the name of the Fund; receives and delivers all assets for the Fund upon purchase and upon sale or maturity and collects and receives all income and other payments and distributions on account of the assets of the Fund. IBT shall not be entitled to compensation for providing custody services to the Fund pursuant to the Custody Agreement so long as it receives compensation from BGI for providing sub-administration services to the Company, on behalf of the Fund.

  Transfer and Dividend Disbursing Agent.  IBT also acts as the transfer and
  --------------------------------------
dividend disbursing agent for the Fund. For its services as transfer and dividend disbursing agent to the Fund, IBT is entitled to receive an annual maintenance fee computed on the basis of the number of shareholder accounts that it maintains for the Fund and to be reimbursed for out-of-pocket expenses or advances incurred by it in performing its obligations under the agreement. Stephens and BGI as co-administrators have agreed to pay these fees and expenses out of the fees each receives for co-administration services. The annual maintenance fee is paid as follows:

                                            Annual Fee
                                  ------------------------------
      Up to 200 accounts*            $6,000 per feeder/class
      From 201 to 250 accounts       $8,500 per feeder/class
      Over 250 accounts              $10,000 per feeder/class
_______________
/*/ Defined as each account that is set up for an individual or plan sponsor on a fund by fund basis.

  In addition, the agreement contemplates that IBT will be reimbursed for other expenses incurred by it at the request or with the written consent of the Fund, including, without limitation, any equipment or supplies that the Company specifically orders or requires IBT to order.

  Independent Auditors.  KPMG LLP, Three Embarcadero Center, San Francisco,
  ---------------------
California 94111, serves as independent auditors for the Company.

  Legal Counsel.  Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W.,
  --------------
Washington, D.C. 20006, serves as counsel to the Company.

  Expenses.  Except for extraordinary expenses, brokerage and other expenses
  ---------
connected with the execution of portfolio transactions and certain other expenses that are borne by the Fund, Stephens and BGI have agreed to bear all costs of the Fund's and the Company's operations.

                            PERFORMANCE INFORMATION

  Generally. The yield for the Fund fluctuates from time to time, unlike bank
  ---------
deposits or other investments that pay a fixed yield for a stated period of time, and does not provide a basis for determining future yields since it is based on historical data. Yield is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to the Fund.

  The Fund's performance may be advertised in terms of current yield or effective yield. These performance figures are based on historical results and are not intended to indicate future performance. The Fund's current yield refers to the income generated by an investment in the Fund over a seven- or thirty-day period, expressed as an annual percentage rate. The effective yield is calculated similarly, but assumes that the income earned from an investment is reinvested at net asset value. The Fund's effective yield is slightly higher than the current yield because of the compounding effect of the assumed reinvestment of income earned.

  Performance may vary from time to time, and past results are not necessarily representative of future results. Investors should remember that performance is a function of the type and quality of investments held by the Fund and is affected by operating expenses. Performance information, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance.

  Current yield for the Fund is calculated based on the net changes, exclusive of capital changes, over a seven day and/or thirty day period, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent. The current yields for the Fund for the seven-day and thirty-day periods ended December 31, 1999 were 5.78% and 5.77%, respectively, for the Class D shares, and 5.87% and 5.85%, respectively, for the Class I shares.

  Effective yield for the Institutional Money Market Fund is calculated by determining the net change exclusive of capital changes in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding one, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result. The effective yield for the Fund for the seven-day period ended December 31, 1999 was 5.94% for the Class D shares and 6.04% for the Class I shares.

  In addition, investors should recognize that changes in the net asset values of shares of the Institutional Money Market Fund affect the yield for any specified period, and such changes should be considered together with the Fund's yield in ascertaining the Fund's total return to shareholders for the period. Yield information may be useful in reviewing the Fund's performance and for providing a basis for comparison with investment alternatives. The yield of the Fund, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

  Additional information about the performance of the Fund is contained in the Annual Report for the Fund. The Annual Report may be obtained by calling the Company at 1-888-204-3956.

  Performance Comparisons. From time to time and only to the extent the
  -----------------------
comparison is appropriate for the Fund, the Company may quote the performance of the Fund in advertising and other types of literature and may compare the performance of the Fund to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in advertising and other literature to averages, performance rankings and other information prepared by recognized mutual fund statistical services.

  From time to time, the Company may quote the Fund's performance in advertising and other types of literature as compared to the 91-Day Treasury Bill Average (Federal Reserve), Lipper Money Market Fund Average, Donoghue Taxable Money Market Average, Salomon Three-Month Treasury Bill Index, or Bank Averages, which are calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts. Savings accounts offer a guaranteed return of principal and a fixed rate of interest. The Fund's performance also may be compared to the Consumer Price Index, as published by the U.S. Bureau of Labor Statistics, which is an established measure of change over time in the prices of goods and services in major expenditure groups.

  In addition, the Company also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing BGFA, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Company also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day." The Company also may disclose in advertising and other types of sales literature the level and categories of assets under management by the Fund's investment adviser or its affiliates.

  The Fund's performance also may be compared to those of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., Donoghue's Money Fund Report, including Donoghue's Taxable Money Market Fund Average or Morningstar, Inc., independent services that monitor the performance of mutual funds. The Fund's performance will be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions and dividends paid, at the end of the period. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

  Other Advertising Items. The Company also may discuss in advertising and other
  -----------------------
types of literature that the Fund has been assigned a rating by an NRSRO, such as Standard & Poor's Corporation. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Company may compare the Fund's performance with other investments that are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

                       DETERMINATION OF NET ASSET VALUE

  The Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Fund would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Fund's portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

  Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in those high-quality securities that are determined by the Board of Directors to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable- and floating-rate instruments subject to demand features. Pursuant to the Rule, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Directors, at such intervals as it may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from the $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Directors. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

                  PURCHASE, REDEMPTION AND PRICING OF SHARES

  Terms of Purchase. The Fund is generally open Monday through Friday and closed
  -----------------
on weekends, NYSE holidays and federal bank holidays. The holidays on which the Fund is closed currently are: New

Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Veterans Day, Columbus Day, Labor Day, Thanksgiving Day and Christmas Day. The Company reserves the right to reject any purchase order and to change the amount of the minimum investment and subsequent purchases in the Fund.

  In-Kind Purchases.  Payment for shares of the Fund may, at the discretion of
  -----------------
the investment adviser, be made in the form of securities that are permissible investments for the Fund and must meet the investment objective, policies and limitations of the Fund as described in the Prospectus. In connection with an in-kind securities payment, a Fund may require, among other things, that the securities (i) be valued on the day of purchase in accordance with the pricing methods used by the Fund; (ii) are accompanied by satisfactory assurance that the Fund will have good and marketable title to such securities received by it;
(iii) are not subject to any restrictions upon resale by the Fund; (iv) be in proper form for transfer to the Fund; (v) are accompanied by adequate information concerning the basis and other tax matters relating to the securities. All dividends, interest, subscription or other rights pertaining to such securities shall become the property of the Fund engaged in the in-kind purchase transaction and must be delivered to the Fund by the investor upon receipt from the issuer. Securities acquired through an in-kind purchase will be acquired for investment and not for immediate resale. Shares purchased in exchange for securities generally cannot be redeemed until the transfer has settled.

  Suspension of Redemptions.  Under the 1940 Act, a Fund may suspend the right
  -------------------------
of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings) during which trading is restricted, or during which, as determined by the SEC by rule or regulation, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit.

  The Company may suspend redemption rights or postpone redemption payments for such periods as are permitted under the 1940 Act. The Company also may redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Company's responsibilities under the 1940 Act.

  In addition, the Company may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder that is applicable to shares of the Fund as provided from time to time in the Prospectus.

                            PORTFOLIO TRANSACTIONS

  Purchases and sales of debt securities generally are principal transactions. Debt securities normally are purchased or sold from or to dealers serving as market makers for the securities at a net price. Debt securities also may be purchased in underwritten offerings and may be purchased directly from the issuer. Generally, U.S. Government Obligations, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing transactions in debt securities consists primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Company are prohibited from dealing with the Company as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Fund may purchase municipal or other obligations from underwriting syndicates of which Stephens or BGFA is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board of Directors.

  The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Company's Board of Directors and BGFA, BGFA is responsible for the Fund's investment decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Company to obtain the best overall terms taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While BGFA generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

  In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. BGFA may cause the Fund to pay a broker/dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker/dealer for effecting the same transaction, provided that BGFA determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker/dealer, viewed in terms of either the particular transaction or the overall responsibilities of BGFA. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond, and government securities markets and the economy.

  Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by BGFA and does not reduce the advisory fees payable by the Fund. The Board of Directors will periodically review the commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which BGFA exercises investment discretion. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

  Under Section 28(e) of the Securities Exchange Act of 1934, an investment adviser shall not be "deemed to have acted unlawfully or to have breached its fiduciary duty" solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), an investment adviser must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker provide an investment adviser with lawful and appropriate assistance in the performance of its investment decision-making responsibilities." Accordingly, the price to the Fund in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

  Broker/dealers utilized by BGFA may furnish statistical, research and other information or services that are deemed by BGFA to be beneficial to the Fund's investment programs. Research services received from brokers supplement BGFA's own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; portfolio management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to BGFA and to the Company's Directors with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include the providing of equipment used to communicate research information, the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

  The outside research assistance is useful to BGFA since the brokers utilized by BGFA as a group tend to follow a broader universe of securities and other matters than the staff of BGFA can follow. In addition, this research provides BGFA with a diverse perspective on financial markets. Research services that are provided to BGFA by brokers are available for the benefit of all accounts managed or advised by BGFA. It is the opinion of BGFA that this material is beneficial in supplementing their research and analysis; and, therefore, it may benefit the Fund by improving the quality of BGFA's investment advice.

  Portfolio Turnover.  Because the portfolio of the Fund consists of securities
  ------------------
with relatively short-term maturities, the Fund expects to experience high portfolio turnover. A high portfolio turnover rate should not adversely affect the Fund, however, because portfolio transactions ordinarily will be made directly with principals on a net basis, and, consequently, the Fund usually will not incur excessive transaction costs.

  Securities of Regular Broker/Dealers.  As of December 31, 1999, the Fund owned
  ------------------------------------
no securities of its "regular brokers or dealers" or their parents, as defined in the 1940 Act.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

  General.  The following information supplements and should be read in
  --------
conjunction with the Prospectus. The Prospectus of the Fund generally describes the tax treatment of distributions by the Fund. This section of the SAI includes additional information concerning federal income taxes.

  The Company intends to qualify the Fund as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interest of the Fund's shareholders. The Fund will be treated as a separate entity for tax purposes and, thus, the provisions of the Code applicable to regulated investment companies generally will be applied individually to the Fund, rather than to the Company as a whole. Accordingly, income, gains and expenses will be determined separately for the Fund. As a regulated investment company, the Fund will not be taxed on its net income and gains distributed to its shareholders.

  Qualification as a regulated investment company under the Code requires, among other things, that (i) the Fund derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers that the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

  The Fund must also distribute or be deemed to distribute to its shareholders at least 90% of the aggregate of its ordinary income, net short-term capital gain and certain other items earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the twelve months following the taxable year. Furthermore, distributions declared in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 of the first taxable year. The Fund intends to pay out substantially all of its net income and gains (if any) for each year.

  Master Portfolio.  The Fund seeks to qualify as a regulated investment company
  -----------------
by investing substantially all of its assets in the Master Portfolio. Under the Code, the Master Portfolio will be treated as a partnership rather than as a regulated investment company or a corporation. As a partnership, any interest, dividends, gains and losses of the Master Portfolio shall be deemed to have been "passed through" to the Fund (and the Master Portfolio's other investors) in proportion to the Fund's ownership interest in the Master Portfolio. Therefore, to the extent that the Master Portfolio were to accrue but not distribute any interest, dividends or gains, the Fund would be deemed to have realized its proportionate share of such income without receipt of any corresponding distribution. However, the Master Portfolio will seek to minimize recognition by its investors (such as the Fund) of interest, dividends and gains without a corresponding distribution.

  Excise Tax.  A 4% nondeductible excise tax will be imposed on the Fund (other
  -----------
than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements of its income and gains by the end of each calendar year. The Fund intends to actually or be deemed to distribute substantially all of its income and gains (if any) by the end of each calendar year and, thus, expects not to be subject to the excise tax.

  Taxation of Master Portfolio Investments.  Except as otherwise provided
  -----------------------------------------
herein, gains and losses realized by the Master Portfolio on the sale of portfolio securities generally will be capital gains and losses. Such gains and losses ordinarily will be long-term capital gains and losses if the securities have been held by the Master Portfolio for more than one year at the time of disposition of the securities.

  Gains recognized on the disposition of a debt obligation purchased by the Master Portfolio at a market discount (generally at a price less than its principal amount) generally will be treated as ordinary income to the extent of the portion of market discount that accrued, but was not previously recognized pursuant to an available election, during the term the Master Portfolio held the debt obligation.

  If the Master Portfolio enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Master Portfolio must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Master Portfolio enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract, or (iv) other transactions identified in future Treasury Regulations.

  Capital Gain Distributions.  Distributions that are designated by the Fund as
  ---------------------------
capital gain distributions will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

  Other Distributions.  Although distributions will be declared daily based on
  --------------------
the Fund's daily earnings, for federal income tax purposes, the Fund's "earnings and profits" will be determined at the end of each taxable year and will be allocated pro rata over the entire year. For federal income tax purposes, only amounts paid out of earnings and profits will qualify as taxable, dividend distributions. Thus, if during a taxable year the Fund's distributions (as declared daily throughout the year) exceed the Fund's earnings and profits (generally, the Fund's net investment income and capital gain with certain adjustments) as determined at the end of the year, only that portion of the year's distributions that equals the year's earnings and profits will be deemed to have constituted a taxable distribution. Distributions in excess of earnings and profits will first be treated as a return of capital up to the amount of a shareholder's basis in its Fund shares and then as capital gain. It is expected that the Fund's earnings and profits, on an annual basis, will equal the dividends declared during the year.

  Disposition of Fund Shares.  A disposition of Fund shares pursuant to a
  ---------------------------
redemption (including a redemption in-kind) or an exchange ordinarily will result in a taxable capital gain or loss to the shareholder, depending on the amount received for the shares (or are deemed to receive in the case of an exchange) and the cost of the shares. Any loss realized on a redemption or exchange of shares of the Fund will be disallowed for federal income tax purposes to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

  If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as long-term capital loss to the extent of the designated capital gain distribution. This loss disallowance rule does not apply to losses realized under a periodic redemption plan.

  Federal Income Tax Rates.  As of the printing of this SAI, the maximum
  -------------------------
individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Obviously, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

  Foreign Shareholders.  Under the Code, distributions attributable to ordinary
  ---------------------
income, net short-term capital gain and certain other items realized by the Fund and paid to a nonresident alien individual, foreign trust (i.e., a trust that a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (each, a "foreign shareholder") will be subject to federal withholding tax (at a rate of 30% or, if an income tax treaty applies, at the lower treaty rate, if any). Such tax withheld generally is not refundable. Withholding will not apply if a distribution paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons will apply. Gain on the disposition of Fund shares and capital gain distributions generally are not subject to tax withholding applicable to foreign shareholders.

  New Regulations.  On October 6, 1997, the Treasury Department issued new
  ----------------
regulations (the "New Regulations") that make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations generally will be effective for payments made after December 31, 2000, subject to certain transition rules. Among other things, the New Regulations will permit the Fund to estimate the portion of its distributions qualifying as capital gain distributions for purposes of determining the portion of its distributions paid to foreign shareholders that will be subject to federal income tax withholding. Prospective investors are urged to consult their own tax advisors regarding the impact to them of the New Regulations.

  Other Matters.  Investors should be aware that the investments to be made by
  --------------
the Fund may involve sophisticated tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Fund will seek to avoid significant non-cash income, such non-cash income could be recognized by the Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

  The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Fund. Each investor is urged to consult his or her tax advisor regarding federal, state, local and foreign taxes applicable to him or her.

                                 CAPITAL STOCK

  The authorized capital stock of the Company consists of 21,300,000,000 shares having a par value of $.001 per share. As of the date of this SAI, the Company's Board of Directors has authorized the issuance of ten series of shares. The Board of Directors may, in the future, authorize the issuance of other series of capital stock representing shares of additional investment portfolios.

  Although the Company is not required to hold regular annual shareholder meetings, occasional annual or special meetings may be required for purposes such as electing and removing Directors, approving advisory contracts, and changing the Fund's investment objective or fundamental investment policies.
The Company may dispense with an annual meeting of shareholders in any year in which it is not required to elect Directors under the 1940 Act. However, the Company has undertaken to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Director or Directors if requested in writing by the holders of at least 10% of the Company's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

  Voting.  All shares of the Company have equal voting rights and will be voted
  -------
in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in the Fund's fundamental investment policy would be voted upon only by shareholders of the Fund. Additionally, approval of an advisory contract is a matter to be determined separately by the fund. Approval by the shareholders of a fund is effective as to that fund whether or not sufficient votes are received from the shareholders of the other investment portfolios to approve the proposal as to those investment portfolios. As used in the Fund's Prospectus and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Company as a whole, means the vote of the lesser of (i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the Company's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Company's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

  Shareholders of the Fund are entitled to one vote for each share owned and fractional votes for fractional shares owned. Depending on the terms of a particular Benefit Plan and the matter being submitted to a vote, a sponsor may request direction from individual participants regarding a shareholder vote. The Directors of the Company will vote shares for which they receive no voting instructions in the same proportion as the shares for which they do receive voting instructions.

  Each share of the Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Directors. In the event of the liquidation or dissolution of the Company, shareholders of the Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Directors in their sole discretion may determine.

  Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Company.

  The Master Portfolio.  Whenever the Fund, as an interestholder of the Master
  ---------------------
Portfolio, is requested to vote on any matter submitted to interestholders of the Master Portfolio, the Fund will hold a meeting of its shareholders to consider such matters. The Fund will cast its votes in proportion to the votes received from its shareholders. Shares for which the Fund receives no voting instructions will be voted in the same proportion as the votes received from the other Fund shareholders. If the Master Portfolio's investment objective or policies are changed, the Fund may elect to change its objective or policies to correspond to those of the Master Portfolio. The Fund may also elect to redeem its interests in the Master Portfolio and either seek a new investment company with a matching objective in which to invest or retain its own investment adviser to manage the Fund's portfolio in accordance with its objective. In the latter case, the Fund's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in the Fund.

  MIP is an open-end, series of management investment companies organized as a Delaware business trust. MIP was organized on October 21, 1993. In accordance with Delaware law and in connection with the tax treatment sought by MIP, MIP's Declaration of Trust provides that its investors would be personally responsible for Trust liabilities and obligations, but only to the extent MIP's property is insufficient to satisfy such liabilities and obligations. The Declaration of Trust also provides that MIP shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its investors, Trustees, officers, employees and agents covering possible tort and other liabilities, and that investors will be indemnified to the extent they are held liable for a disproportionate share of Trust obligations. Thus, the risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which both inadequate insurance existed and MIP itself was unable to meet its obligations.

  The Declaration of Trust further provides that obligations of MIP are not binding upon its Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee's office.

  The interests in the Master Portfolio of MIP have substantially identical voting and other rights as those rights enumerated above for shares of the Fund. MIP also intends to dispense with annual meetings, but is required by Section 16(c) of the 1940 Act to hold a special meeting and assist investor communications under the circumstances described above with respect to the Company. Whenever the Fund is requested to vote on a matter with respect to its Master Portfolio, the Fund will hold a meeting of Fund shareholders and will cast its votes as instructed by such shareholders.

                      ADDITIONAL INFORMATION ON THE FUND

  The Company provides annual and semi-annual reports to all shareholders. The annual reports contain audited financial statements and other information about the Fund including additional information on performance. Shareholders may obtain a copy of the Company's most recent annual report without charge by calling 1-888-204-3956.

  No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and in the Company's official sales literature in connection with the offer of the Fund's shares and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offering may not lawfully be made.

                             FINANCIAL STATEMENTS

  The audited financial statements, including the portfolio of investments, financial highlights and independent auditors' reports for the five-month period ended December 31, 1999 for the Fund and for the ten-month period ended December 31, 1999 for the Master Portfolio, are hereby incorporated by reference to the Company's Annual Report, as filed with the SEC on February 28, 2000. The audited financial statements are attached to all SAIs delivered to shareholders or prospective shareholders.

                                   APPENDIX

  Description of certain ratings assigned by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff") and IBCA Inc. and IBCA Limited ("IBCA"):

                               S&P Bond Ratings

                                     "AAA"

  Bonds rated "AAA" have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                     "AA"

  Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

                                      "A"

  Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

                                     "BBB"

  Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

  S&P's letter ratings may be modified by the addition of a plus (+) or minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the "AAA" (Prime Grade) category.

Commercial Paper Rating.  The designation "A-1" by S&P indicates that the degree
-----------------------
of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an "A-2" designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

                             Moody's Bond Ratings

                                     "Aaa"

  Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                     "Aa"

  Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in "Aaa" securities.

                                      "A"

  Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

                                     "Baa"

  Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Moody's applies the numerical modifiers "1", "2" and "3" to show relative standing within the major rating categories, except in the "Aaa" category. The modifier "1" indicates a ranking for the security in the higher end of a rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of a rating category.

Commercial Paper Rating.  The rating Prime-1 ("P-1") is the highest commercial
------------------------
paper rating assigned by Moody's. Issuers of "P-1" paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

  Issuers (or relating supporting institutions) rated Prime-2 ("P-2") have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                              Fitch Bond Ratings

  The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                                     "AAA"

  Bonds rated "AAA" are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                     "AA"

  Bonds rated "AA" are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short- term debt of these issuers is generally rated "F-1+".

                                      "A"

  Bonds rated "A" are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                                     "BBB"

  Bonds rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

  Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

Short-Term Ratings.  Fitch's short-term ratings apply to debt obligations that
-------------------
are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

  Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                                    "F-1+"

  Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                     "F-1"

  Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                                     "F-2"

  Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the "F-1+" and "F-1" categories.


                               Duff Bond Ratings

                                     "AAA"

  Bonds rated "AAA" are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                                     "AA"

  Bonds rated "AA" are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                                      "A"

  Bonds rated "A" have protection factors that are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                                     "BBB"

  Bonds rated "BBB" are considered to have below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

  Plus (+) and minus (-) signs are used with a rating symbol (except "AAA") to indicate the relative position of a credit within the rating category.

Commercial Paper Rating.  The rating "Duff-1" is the highest commercial paper
----------------------
rating assigned by Duff. Paper rated "Duff-1" is regarded as having very high certainty of timely payment with excellent liquidity factors that are supported by ample asset protection. Risk factors are minor. Paper rated "Duff-2" is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

                               IBCA Bond Ratings

Bond and Long-Term Rating.  Obligations rated "AAA" by IBCA have the lowest
--------------------------
expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated "AA" by IBCA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

Commercial Paper and Short-Term Rating.  The designation "A1" by IBCA indicates
---------------------------------------
that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated "A1+" are supported by the highest capacity for timely repayment. Obligations rated "A2" are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

International and U.S. Bank Rating.  An IBCA bank rating represents IBCA's
-----------------------------------
current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from "1" through "5," address the question of whether the bank would receive support provided by central banks or interestholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from "A" through "E," represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

BankWatch.  BankWatch ratings are based upon a qualitative and quantitative
----------
analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

  BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the three highest investment grade ratings used by BankWatch for long-term debt:

     "AAA" -- the highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

     "AA" -- the second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

     "A" -- the third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.


  The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

     "TBW-1" -- the highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

     "TBW-2" -- the second highest category; while the degree of safety regarding timely repayment of "principal" and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

                     BARCLAYS GLOBAL INVESTORS FUNDS, INC.

                      STATEMENT OF ADDITIONAL INFORMATION

                             LIFEPATH INCOME FUND
                              LIFEPATH 2010 FUND
                              LIFEPATH 2020 FUND
                              LIFEPATH 2030 FUND
                              LIFEPATH 2040 FUND

                                 July 1, 2000

     Barclays Global Investors Funds, Inc. (the "Company") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about the Company's LifePath Income (formerly LifePath 2000), LifePath 2010, LifePath 2020, LifePath 2030, and LifePath 2040 Funds (the "LifePath Funds" or the "Funds").

     Each LifePath Fund invests all of its assets in a separate portfolio (each a "Master Portfolio" and collectively, the "Master Portfolios") of Master Investment Portfolio ("MIP," at times the "Trust") having the same investment objective as the Fund. Therefore, the investment experience of each Fund will correspond directly with the relevant Master Portfolio's investment experience. MIP is an open-end, series investment company. Barclays Global Fund Advisors ("BGFA") serves as investment adviser to the corresponding Master Portfolio of each LifePath Fund. References to the investments, investment policies and risks of the Funds unless otherwise indicated, should be understood as references to the investments, investment policies and risks of the corresponding Master Portfolios.

     This SAI is not a prospectus and should be read in conjunction with the Funds' current Prospectus, also dated July 1, 2000. All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. A copy of the Prospectus may be obtained without charge by writing Barclays Global Investors Funds, Inc., c/o Investors Bank & Trust Co., ? Transfer Agent, P.O. Box 9130, Mail Code MFD23, Boston, MA 02117-9130, or by calling 1-888-204-3956.

                               TABLE OF CONTENTS

                                                                     Page
                                                                     ----
Fund History.......................................................    1
Description of the Funds and Their Investments and Risks...........    1
Portfolio Securities...............................................    4
Risk Considerations................................................   15
Management.........................................................   17
Control Persons and Principal Holders of Securities................   19
Investment Adviser and Other Service Providers.....................   21
Performance Information............................................   25
Determination of Net Asset Value...................................   27
Purchase, Redemption and Pricing of Shares.........................   28
Portfolio Transactions.............................................   29
Dividends, Distributions and Taxes.................................   30
Capital Stock......................................................   35
Additional Information on the Funds................................   37
Financial Statements...............................................   37
Appendix...........................................................  A-1

                                 FUND HISTORY

     The Company, an open-end management investment company, was incorporated in Maryland on October 15, 1992 and currently offers ten series including the LifePath Funds. MIP, organized as a Delaware business trust on October 21, 1993, consists of twelve series including the LifePath Master Portfolios. The Company's principal office is located at 111 Center Street, Little Rock, Arkansas 72201. Each Fund invests all of its assets in the corresponding Master Portfolio of MIP (as shown below), which has the same investment objective as the related Fund. BGFA has granted the Company a non-exclusive license to use the name "LifePath." If the license agreement is terminated, the Company, at BGFA's request, will cease using the "LifePath" name.


          LifePath Fund               Corresponding Master Portfolio
          -------------               ------------------------------
          LifePath Income Fund        LifePath Income Master Portfolio
          LifePath 2010 Fund          LifePath 2010 Master Portfolio
          LifePath 2020 Fund          LifePath 2020 Master Portfolio
          LifePath 2030 Fund          LifePath 2030 Master Portfolio
          LifePath 2040 Fund          LifePath 2040 Master Portfolio

     On or about December 30, 1993, the Company's Board of Directors approved, primarily for marketing purposes, the change of its corporate name from "WellsFunds Inc." to "Stagecoach Inc." On or about March 15, 1996, the Company changed its corporate name from "Stagecoach Inc." to "MasterWorks Funds Inc." On April 28, 1999, the Company's Board of Directors approved, primarily for marketing purposes, the change of its corporate name from "MasterWorks Funds Inc." to "Barclays Global Investors Funds, Inc."

     On or about December 1, 1995, the LifePath Funds were added to the registration statement of the Company with the filing of post-effective amendment No. 11 on Form N-1A. The MasterWorks Funds Inc. LifePath Funds were established to supersede the LifePath Institutional Class Shares of Stagecoach Trust (another investment company that is now known as Wells Fargo Funds Trust). See "Performance Information" in this SAI.

           DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

     The LifePath Master Portfolios consist of five asset allocation funds, each of which is a diversified fund offered by MIP. Organizations and other entities such as the Funds that hold shares of beneficial interest of a Master Portfolio may be referred to herein as "feeder funds."

     The Master Portfolios seek to provide long-term investors in a feeder fund with an asset allocation strategy designed to maximize assets consistent with the quantitatively measured risk such investors, on average, may be willing to accept given their investment time horizons. The Master Portfolios invest in a wide range of U.S. and foreign equity and debt securities and money market instruments. Each Master Portfolio, except the LifePath Income Master Portfolio, is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year stated in the title of the Fund in which they invest (e.g., investors in the LifePath 2010 Fund plan to retire, or begin to withdraw substantial portions of their investment, in the year 2010). The LifePath Income Master Portfolio is managed for investors who are retired, or are planning to retire in the near future.

  As with all mutual funds, there can be no assurance that the investment objective of each Master Portfolio will be achieved. Each Master Portfolio's investment objective cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of such Master Portfolio's outstanding interests.

  The LifePath Funds contain both "strategic" and "tactical" components, with the strategic component weighted more heavily than the tactical component. The strategic component of the Funds evaluates the risk that investors, on average, may be willing to accept given their investment time horizons. The strategic component thus determines the changing investment risk level of each LifePath Fund as time passes. The tactical component addresses short-term market conditions. The tactical component thus adjusts the amount of investment risk taken by each LifePath Fund without regard to time horizon, but rather in consideration of the relative risk-adjusted short-term attractiveness of various asset classes. The LifePath Funds may invest in a wide range of U.S. and foreign investments and market sectors and may shift their allocations among investments and sectors from time to time. To manage the LifePath Funds, BGFA employs a proprietary investment model (the "Model") that analyzes extensive financial and economic data, including risk correlation and expected return statistics. The Model selects indices representing segments of the global equity and debt markets and the Funds invest to create market exposure by purchasing representative samples of the indices in an attempt to replicate their performance.

  The Model has broad latitude to allocate the Funds' investments among a wide range of asset classes, including, among others, equity securities, debt securities and money market instruments. The LifePath Funds are not managed as balanced portfolios and are not required to maintain a portion of their investments in each of the permitted investment categories at all times. Until a LifePath Fund attains an asset level of approximately $100 to $150 million, the Model will allocate assets across fewer of the investment categories identified below than it otherwise would. As a LifePath Fund approaches this minimum asset level, the Model will add investment categories from among those identified below, thereby approaching the desired investment mix over time. The portfolio of investments of each LifePath Fund is compared from time to time to the Model's recommended allocation. Recommended reallocations are implemented subject to BGFA's assessment of current economic conditions and investment opportunities. BGFA may change from time to time the criteria and methods it uses to implement the recommendations of the Model. Recommended reallocations are implemented in accordance with trading policies designed to take advantage of market opportunities and reduce transaction costs. The asset allocation mix selected by the Model is a primary determinant in the respective LifePath Fund's investment performance. BGFA manages other portfolios that also invest in accordance with the Model. The performance of each of those other portfolios is likely to vary from the performance of LifePath Funds. Such variation in performance is primarily due to different equilibrium asset-mix assumptions used for the various portfolios, timing differences in the implementation of the Model's recommendations and differences in expenses and liquidity requirements. The overall management of each LifePath Fund is based on the recommendation of the Model, and no person is primarily responsible for recommending the mix of asset classes in each Fund or the mix of securities within the asset classes. Decisions relating to the Model are made by BGFA's investment committee.

  Investment Restrictions.  Each Fund and Master Portfolio has adopted
  -----------------------
investment policies that may be fundamental or non-fundamental. Fundamental policies cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the outstanding voting shares of such Fund or outstanding interests of such Master Portfolio, as the case may be. Non-fundamental policies may be changed without shareholder approval by vote of a majority of the Directors of the Company or the Trustees of the Trust, as the case may be, at any time.

  Fundamental Investment Restrictions. The Funds are subject to the following investment restrictions, all of which are fundamental policies.

Each LifePath Fund may not:


  (1) invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of its total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities may be purchased, without regard to any such limitation;

  (2) hold more than 10% of the outstanding voting securities of any single issuer. This investment restriction applies only with respect to 75% of its total assets;

  (3) invest in commodities, except that each Fund or Master Portfolio may purchase and sell (i.e., write) options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

  (4) purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but each Fund or Master Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate;

  (5) borrow money, except to the extent permitted under the 1940 Act. For purposes of this investment restriction, a Fund's or Master Portfolio's entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing to the extent certain segregated accounts are established and maintained by the Master Portfolio as described in the prospectus;

  (6) make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, each Fund or Master Portfolio may lend its portfolio securities in an amount not to exceed one-third of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission ("SEC") and the Board of Trustees of MIP or the Board of Directors of the Company, as the case may be;

  (7) act as an underwriter of securities of other issuers, except to the extent the Fund or Master Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities;

  (8) invest 25% or more of its total assets in the securities of issuers in any particular industry or group of closely related industries, except that, in the case of each Fund or Master Portfolio, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

  (9) issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in investment restriction nos. 3 and 5 may be deemed to give rise to a senior security or as otherwise permitted under the rules and regulations or an exemptive order of the SEC;

  (10) purchase securities on margin, but each Fund or Master Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

  Non-Fundamental Investment Restrictions. The Funds are subject to the following investment restrictions, all of which are non-fundamental policies.

As a matter of non-fundamental policy:

  (1) The Funds may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, a Fund's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's net assets with respect to any one investment company, and (iii) 10% of such Fund's net assets in the aggregate. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by a Fund.

  (2) Each Fund may not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days.

  (3) Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of a Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year.

  Notwithstanding any other investment policy or limitation (whether or not fundamental), each Fund may invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the Fund. A decision to so invest all of its assets may, depending on the circumstances applicable at the time, require approval of shareholders.


                             PORTFOLIO SECURITIES

  To the extent set forth in this SAI, each Fund through its investment in the corresponding Master Portfolio may invest in the securities described below. To avoid the need to refer to both the Funds and the Master Portfolios in every instance, the following sections generally refer to the Funds only.

  Bank Obligations. Each LifePath Fund may invest in bank obligations, including
  ----------------
certificates of deposit, time deposits and other short-term obligations of domestic banks, obligations of foreign branches of domestic banks and obligations of domestic and foreign branches of foreign banks. Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose certificates of deposit ("CDs") may be purchased by each Fund are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending on the principal amount of the CDs of each bank held by the Fund) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal or state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by each Fund generally are required, among other things, to maintain specified levels of reserves, are limited in the amounts that they can loan to a single borrower and are subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

  Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and/or governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

  Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

  In addition, federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to: (i) pledge to the appropriate regulatory authority, by depositing assets with a designated bank within the relevant state, a certain percentage of their assets as fixed from time to time by such regulatory authority; and (ii) maintain assets within the relevant state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

  In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, BGFA carefully evaluates such investments on a case-by-case basis.

  Each Fund may purchase CDs issued by banks, savings and loan associations and similar thrift institutions with less than $1 billion in assets, provided that such institutions are members of the FDIC, and further provided such Fund purchases any such CD in a principal amount of not more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. No Fund will own more than one such CD per such issuer.

  U.S. Government Obligations.  The LifePath Funds may invest in various types
  ----------------------------
of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the

U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

  Securities of Non-U.S. Issuers.  The LifePath Funds may invest in certain
  -------------------------------
securities of non-U.S. issuers as discussed below.

Obligations of Foreign Governments, Supranational Entities and Banks. Each LifePath Fund may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by BGFA to be of comparable quality to the other obligations in which such Fund may invest. The Funds may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of each Fund's assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

Each Fund may invest a portion of its total assets in high-quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

Foreign Equity Securities and Depositary Receipts - Each LifePath Fund's assets may be invested in equity securities of foreign issuers and American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") of such issuers. ADRs, EDRs and GDRs may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of underlying foreign securities. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and EDRs and CDRs in bearer form are designed for use in Europe. Each LifePath Fund may invest in ADRs, EDRs, CDRs and GDRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

  Futures Contracts and Options Transactions. LifePath Funds may use futures
  ------------------------------------------
contracts as a hedge against the effects of interest rate changes or changes in the market value of the stocks comprising the index in which such Fund invests. In managing their cash flows, these Funds also may use futures contracts as a substitute for holding the designated securities underlying the futures contract. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. An index futures contract is a standardized agreement between two parties that commits one party to buy and the other party to sell a stipulated quantity of a market index at a set price on or before a given date in the future. The seller never actually delivers "shares" of the index or shares of all the stocks in the index. Instead, the buyer and the seller settle the difference between the contract price and the market price in cash on the agreed-upon date - the buyer paying the difference if the actual price is lower than the contract price and the seller paying the difference if the actual price is higher. Options on futures contracts are similar to options on securities or currencies except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Futures contracts and options are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts. At the time it enters into a futures transaction, a Fund is required to make a performance deposit (initial margin) of cash or liquid securities in a segregated account in the name of the futures broker. Subsequent payments of "variation margin" are then made on a daily basis, depending on the value of the futures position that is continually "marked to market."

  A LifePath Fund may engage only in futures contract transactions involving (i) the sale of a futures contract (i.e., short positions) to hedge the value of securities held by such Fund; (ii) the purchase of a futures contract when such Fund holds a short position having the same delivery month (i.e., a long position offsetting a short position); or (iii) the purchase of a futures contract to permit the Fund to, in effect, participate in the market for the designated securities underlying the futures contract without actually owning such designated securities. When a Fund purchases a futures contract, it will create a segregated account consisting of cash or other liquid assets in an amount equal to the total market value of such futures contract, less the amount of initial margin for the contract.

  If a LifePath Fund enters into a short position in a futures contract as a hedge against anticipated adverse market movements and the market then rises, the increase in the value of the hedged securities will be offset, in whole or in part, by a loss on the futures contract. If instead a Fund purchases a futures contract as a substitute for investing in the designated underlying securities, a Fund experiences gains or losses that correspond generally to gains or losses in the underlying securities. The latter type of futures contract transactions permits a Fund to experience the results of being fully invested in a particular asset class, while maintaining the liquidity needed to manage cash flows into or out of the Fund (e.g., from purchases and redemptions of Fund shares). Under normal market conditions, futures contract positions may be closed out on a daily basis. The LifePath Funds expect to apply a portion of their cash or cash equivalents maintained for liquidity needs to such activities.

  Transactions by a LifePath Fund in futures contracts involve certain risks. One risk in employing futures contracts as a hedge against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in the Fund's investment portfolio. Similarly, in employing futures contracts as a substitute for purchasing the designated underlying securities, there is a risk that the performance of the futures contract may correlate imperfectly with the performance of the direct investments for which the futures contract is a substitute. In addition, commodity exchanges generally limit the amount of fluctuation permitted in futures contract prices during a single trading day, and the existence of such limits may prevent the prompt liquidation of futures positions in certain cases. Limits on price fluctuations are designed to stabilize prices for the benefit of market participants; however, there could be cases where the Fund could incur a larger loss due to the delay in trading than it would have if no limit rules had been in effect.

  In order to comply with undertakings made by the LifePath Fund pursuant to Commodity Futures Trading Commission ("CFTC") Regulation 4.5, the Funds will use futures and option contracts solely for bona fide hedging purposes within the meaning and intent of CFTC Reg. 1.3(z); provided, however, that in addition, with respect to positions in commodity futures or commodity option contracts that do not come within the meaning and intent of CFTC Reg. 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed five percent of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any such contract it has entered into; and provided further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount as defined in CFTC Reg. 190.01(x) may be excluded in computing such five percent.

Stock Index Futures and Options on Stock Index Futures. Each LifePath Fund may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, each Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity. There can be no assurance that a liquid market will exist at the time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of an unfavorable position.

  Options on stock indices are similar to options on stock except that (a) the expiration cycles of stock index options are monthly, while those of stock options are currently quarterly, and (b) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount depends upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified multiplier. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset a position in stock index options prior to expiration by entering into a closing transaction on an exchange or the writer may let the option expire unexercised.

Interest-Rate Futures Contracts and Options on Interest-Rate Futures Contracts. Each LifePath Fund may invest in interest-rate futures contracts and options on interest-rate futures contracts as a substitute for a comparable market position in the underlying securities. The Funds may also sell options on interest-rate futures contracts as part of closing purchase transactions to terminate their options positions. No assurance can be given that such closing transactions can be effected or the degree of correlation between price movements in the options on interest rate futures and price movements in the Funds' portfolio securities that are the subject of the transaction.

Interest-Rate and Index Swaps. Each LifePath Fund may enter into interest-rate and index swaps in pursuit of their investment objectives. Interest-rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments on fixed-rate payments). Index swaps involve the exchange by a Fund with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. A Fund will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. If a Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. There is no limit, except as provided below, on the amount of swap transactions that may be entered into by a Fund. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case a Fund may not receive net amount of payments that a Fund contractually is entitled to receive.

  Foreign Currency Transactions. Currency exchange rates may fluctuate
  -----------------------------
significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or by the failure to intervene, or by currency controls or political developments in the United States or abroad. The LifePath Funds intend to engage in foreign currency transactions to maintain the same foreign currency exposure as the relevant foreign securities index through which the Funds seek foreign equity market exposure, but not as part of a defensive strategy to protect against fluctuations in exchange rates. If a LifePath Fund enters into a foreign currency transaction or forward contract, such Fund deposits, if required by applicable regulations, with MIP's custodian cash or high-grade debt securities in a segregated account of the LifePath Fund in an amount at least equal to the value of the LifePath Fund's total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional cash or securities is placed in the account so that the value of the account equals the amount of the LifePath Fund's commitment with respect to the contract.

  At or before the maturity of a forward contract, a LifePath Fund either may sell a portfolio security and make delivery of the currency, or may retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which such Fund obtains, on the same maturity date, the same amount of the currency that it is obligated to deliver. If the LifePath Fund retains the portfolio security and engages in an offsetting transaction, such Fund, at the time of execution of the offsetting transaction, incurs a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between the LifePath Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund realizes a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund suffers a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

  The cost to a LifePath Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange usually are conducted on a principal basis, no fees or commissions are involved. BGFA considers on an ongoing basis the creditworthiness of the institutions with which a LifePath Fund enters into foreign currency transactions. The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. If a devaluation generally is anticipated, the LifePath Fund may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

  The purchase of options on currency futures allows a LifePath Fund, for the price of the premium it must pay for the option, to decide whether or not to buy (in the case of a call option) or to sell (in the case of a put option) a futures contract at a specified price at any time during the period before the option expires.

  Foreign currency transactions may occur on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market or on a forward basis. A forward currency exchange contract involves an obligation to purchase or sell a specific currency at a set price on a future date which must be more than two days from the date of the contract. The forward foreign currency market offers less protection against default than is available when trading currencies on an exchange, since a forward currency contract is not guaranteed by an exchange or clearinghouse. Therefore, a default on a forward currency contract would deprive a LifePath Fund of unrealized profits or force such Fund to cover its commitments for purchase or resale, if any, at the current market price.

  Each LifePath Fund may combine forward currency exchange contracts with investments in securities denominated in other currencies.

  Each LifePath Fund also may maintain short positions in forward currency exchange transactions, which would involve the Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency such Fund contracted to receive in the exchange.

  Unlike trading on domestic futures exchanges, trading on foreign futures exchanges is not regulated by the Commodity Futures Trading Commission (the "CFTC") and generally is subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. BGFA, however, considers on an ongoing basis the creditworthiness of such counterparties. In addition, any profits that a LifePath Fund might realize in trading could be eliminated by adverse changes in the exchange rate; adverse exchange rate changes also could cause a Fund to incur losses. Transactions on foreign exchanges may include both futures contracts which are traded on domestic exchanges and those which are not. Such transactions may also be subject to withholding and other taxes imposed by foreign governments.

  Future Developments. Each LifePath Fund may take advantage of opportunities in
  -------------------
the areas of options and futures contracts and options on futures contracts and any other derivative investments that are not presently contemplated for use by the Funds or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a LifePath Fund's investment objective and legally permissible for each Fund. Before entering into such transactions or making any such investment, a LifePath Fund would provide appropriate disclosure in its prospectus or this SAI.

  Forward Commitments, When-Issued Purchases and Delayed-Delivery Transactions.
  -----------------------------------------------------------------------------
Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although a Fund will generally purchase securities with the intention of acquiring them, a Fund may dispose of securities purchased on a when issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by the investment adviser.

  Investment Company Securities. Each LifePath Fund may invest in securities
  ------------------------------
issued by other investment companies that principally invest in securities of the type in which the Fund invests. Under the 1940 Act, a Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's net assets with respect to any one investment company and (iii) 10% of the Fund's net assets in the aggregate. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses. Each Fund may also purchase shares of exchange listed closed-end funds.

  Convertible Securities.  Each LifePath Fund may purchase fixed-income
  -----------------------
convertible securities, such as bonds or preferred stock, which may be converted at a stated price within a specified period of time into a specified number of shares of common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed-income stream (generally higher in yield than the income from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. In general, the market value of a convertible security is the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., the value of the underlying shares of common stock if the security is converted). As a fixed-income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. However, the price of a convertible security also is influenced by the market value of the security's underlying common stock. Thus, the price of a convertible security generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

  Illiquid Securities.  Each LifePath Fund may invest up to 15% of the value of
  --------------------
its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with its investment objective. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating- and variable-rate demand obligations as to which the Fund cannot exercise a demand feature on not more than seven days notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

  Mortgage-Backed Securities.  Each LifePath Fund may invest in mortgage-backed
  --------------------------
securities ("MBSs"), which are securities representing interests in a pool of loans secured by mortgages. The resulting cash flow from these mortgages is used to pay principal and interest on the securities. MBSs are assembled for sale to investors by various government sponsored enterprises such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") or are guaranteed by such governmental agencies as the Government National Mortgage Association ("GNMA"). Regardless of the type of guarantee, all MBSs are subject to interest rate risk (i.e., exposure to loss due to changes in interest rates). GNMA MBSs include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") that are guaranteed as to the full and timely payment of principal and interest by GNMA and such guarantee is backed by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development and, as such, Ginnie

Maes are backed by the full faith and credit of the federal government. In contrast, MBSs issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes") that are solely the obligations of FNMA and are neither backed by nor entitled to the full faith and credit of the federal government. FNMA is a government-sponsored enterprise that is also a private corporation whose stock trades on the NYSE. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. MBSs issued by FHLMC include FHLMC Mortgage Participation Certificates ("Freddie Macs" or "PCs"). FHLMC is a government-sponsored enterprise whose MBSs are solely obligations of FHLMC. Therefore, Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. FHLMC guarantees timely payment of interest, but only ultimate payment of principal due under the obligations it issues. FHLMC may, under certain circumstances, remit the guaranteed payment of principal at any time after default on an underlying mortgage, but in no event later than one year after the guarantee becomes payable.

  Warrants.  Each LifePath Fund may invest generally up to 5% of its net assets
  ---------
at the time of purchase in warrants, except that this limitation does not apply to warrants acquired in units or attached to securities. A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities.

  Fixed-Income Obligations.  Investors should be aware that even though
  -------------------------
interest-bearing obligations are investments that promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Long-term obligations are affected to a greater extent by interest rates than shorter-term obligations. The values of fixed-income obligations also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed to a rating below investment grade, the particular LifePath Fund considers all circumstances deemed relevant in determining whether to continue to hold the security. Certain obligations that may be purchased by the LifePath Fund, such as those rated "Baa" by Moody's and "BBB" by S&P, Fitch and Duff, may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Securities that are rated "Baa" by Moody's are considered medium-grade obligations; they are neither highly protected nor poorly secured, and are considered by Moody's to have speculative characteristics. Obligations rated "BBB" by S&P are regarded as having adequate capacity to pay interest and repay principal, and, while such debt securities ordinarily exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this category than in higher rated categories. Obligations rated "BBB" by Fitch are considered investment grade and of satisfactory credit quality; however, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on these obligations and, therefore, impair timely payment. Obligations rated "BBB" by Duff have below average protection factors but nonetheless are considered sufficient for prudent investment. If a security held by a LifePath Fund is downgraded to a rating below investment grade, such Fund may continue to hold the obligation until such time as BGFA determines it to be advantageous for the LifePath Fund to sell the obligation. If such a policy would cause a LifePath Fund to have 5% or more of its net assets invested in obligations that have been downgraded below investment grade, the Fund promptly would seek to dispose of such obligations in an orderly manner.

  Short-Term Instruments and Temporary Investments.  Each LifePath Fund may
  ------------------------------------------------
invest in the following high-quality money market instruments on an ongoing basis to provide liquidity, for temporary purposes when there is an unexpected level of shareholder purchases or redemptions or when "defensive" strategies are appropriate: (i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by BGFA; (iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least "Aa" by Moody's or "AA" by S&P; (v) repurchase agreements; and
(vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and in the opinion of BGFA are of comparable quality to obligations of U.S. banks that may be purchased by the Fund.

Commercial Paper and Short-Term Corporate Debt Instruments. Each Fund may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The investment adviser to each Fund monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. Each Fund also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. A Fund will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The investment adviser to each Fund will consider such an event in determining whether the Fund should continue to hold the obligation. To the extent the Fund continues to hold such obligations, it may be subject to additional risk of default.

  Repurchase Agreements.  Each Fund may engage in a repurchase agreement with
  ----------------------
respect to any security in which it is authorized to invest, although the underlying security may mature in more than thirteen months. The Fund may enter into repurchase agreements wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed-upon time and price that involves the acquisition by the Fund of an underlying debt instrument, subject to the seller's obligation to repurchase, and the Fund's obligation to resell, the instrument at a fixed price usually not more than one week after its purchase. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the SEC to be loans by the Fund. A Fund may enter into repurchase agreements only with respect to securities of the type in which it may invest, including government securities and mortgage-related securities, regardless of their remaining maturities, and requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below resale price. BGFA monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Certain costs may be incurred by the Fund in connection with the sale of the underlying securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, disposition of the securities by the Fund may be delayed or limited. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the Fund in connection with insolvency proceedings), it is the policy of each Fund to limit repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. Each Fund considers on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements.

  Floating- and Variable-Rate Obligations. Each LifePath Fund may purchase
  ----------------------------------------
floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time or at specified intervals not exceeding thirteen months. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepare in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations that are not so rated only if the investment adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The investment adviser, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. No Fund invests more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists.

  Ratings.  The ratings of Moody's, S&P, Fitch and Duff represent their opinions
  --------
as to the quality of the obligations that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Therefore, although these ratings may be an initial criterion for selection of portfolio investments, BGFA also evaluates such obligations and the ability of their issuers to pay interest and principal. Each Fund relies on BGFA's judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, BGFA takes into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, the quality of the issuer's management and regulatory matters. It also is possible that a rating agency might not timely change the rating on a particular issue to reflect subsequent events.

  Borrowing Money.  As a fundamental policy, each Fund is permitted to borrow to
  ----------------
the extent permitted under the 1940 Act. However, each Fund currently intends to borrow money only for temporary or emergency (not leveraging) purposes, and may borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. As long as such borrowings exceed 5% of a Fund's total assets, the Fund will not make any new investments.

  Lending Portfolio Securities. To a limited extent, each LifePath Fund may lend
  ----------------------------
its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral that is maintained at all times in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, a Fund can increase its income through the investment of the cash collateral or by receipt of a loan premium from the borrower. For purposes of this policy, each Fund considers collateral consisting of U.S. Government obligations or irrevocable letters of credit issued by banks whose securities meet the standards for investment by such Fund to be the equivalent of cash. From time to time, a Fund may return to the borrower, or to a third party unaffiliated with MIP that is acting as a "placing broker," a part of the interest earned from the investment of collateral received in exchange for securities loaned.

  The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) while voting rights on the loaned securities may pass to the borrower, MIP's Board of Trustees must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification.

                              RISK CONSIDERATIONS

  General.  Since the investment characteristics and, therefore, investment
  --------
risks directly associated with each LifePath Fund correspond to those of the Master Portfolio in which each Fund invests, the following is a discussion of the risks associated with the investments of the Master Portfolios. Once again, unless otherwise specified, references to the investment policies and risks of a Fund also should be understood as references to the investment policies and risks of the corresponding Master Portfolio. The net asset value per share of each LifePath Fund is neither insured nor guaranteed, is not fixed and should be expected to fluctuate.

  Equity Securities.  The stock investments of the LifePath Funds are subject to
  ------------------
equity market risk. Equity market risk is the possibility that common stock prices will fluctuate or decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. Throughout 1998, the stock market, as measured by the S&P 500 Index and other commonly used indices, was trading at or close to record levels. There can be no guarantee that these performance levels will continue.

  Debt Securities.  The debt instruments in which the LifePath Funds invest
  ----------------
are subject to credit and interest rate risk. Credit risk is the risk that issuers of the debt instruments in which the Funds invest may default on the payment of principal and/or interest. Interest rate risk is the risk that increases in market interest rates may adversely affect the value of the debt instruments in which the Funds invest. The value of the debt instruments generally changes inversely to market interest rates. Debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of these investments. Although some of the Funds' portfolio securities are guaranteed by the U.S. Government, its agencies or instrumentalities, such securities are subject to interest rate risk and the market value of these securities, upon which the Funds' daily net asset value is based, will fluctuate. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

  Foreign Securities.  The LifePath Funds may invest in debt obligations and
  ------------------
equity securities of foreign issuers and may invest in American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") of such issuers. Investing in the securities of issuers in any foreign country, including through ADRs and EDRs, involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political, social and monetary or diplomatic developments that could affect U.S. investments in foreign countries. Additionally, dispositions of foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including withholding taxes. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. A Fund's performance may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments.

  Investment Considerations.  Because the Funds may shift investment
  -------------------------
allocations significantly from time to time, their performance may differ from funds that invest in one asset class or from funds with a stable mix of assets. Further, shifts among asset classes may result in relatively high turnover and transaction (i.e., brokerage commission) costs. Portfolio turnover also can generate short-term capital gains tax consequences. During those periods in which a high percentage of a Fund's assets are invested in long-term bonds, the Fund's exposure to interest rate risk will be greater because the longer maturity of such securities means they are generally more sensitive to changes in market interest rates than short-term securities."

  Each LifePath Fund also may lend its portfolio securities and enter into futures transactions, each of which involves risk. The futures contracts and options on futures contracts that each Fund may purchase may be considered derivatives. Derivatives are financial instruments whose values are derived, at least in part, from the prices of other securities or specified assets, indices or rates.

  Asset allocation and modeling strategies are employed by BGFA for other investment companies and accounts advised or sub-advised by BGFA. If these strategies indicate particular securities should be purchased or sold, at the same time, by a LifePath Fund and one or more of these investment companies or accounts, available investments or opportunities for sales will be allocated equitably to each by BGFA. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a LifePath Fund or the price paid or received by such Fund.

                                  MANAGEMENT

  The business and affairs of the Company are managed under the direction of its Board of Directors in conformity with Maryland law. The Board of Directors of the Company supervises the Funds' activities and monitors the Funds' contractual arrangements with various service providers. The Company's Directors are also MIP's Trustees. The Company's Board, including a majority of the Directors who are not "interested persons" (as that term is defined in the 1940 Act) of the Company, has adopted procedures to address potential conflicts of interest that may arise as a result of the structure of the Boards.

  Directors and officers of the Company, together with information as to their principal business occupations during the last five years, are shown below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Directors who are deemed to be an "interested person" of the Company, as defined in the 1940 Act, are indicated by an asterisk.

                                                            Principal Occupations
Name, Address and Age              Position(s)              During Past 5 Years
--------------------               -----------              -------------------
Jack S. Euphrat, 78                Director                 Private Investor.
415 Walsh Road
Atherton, CA 94027

*R. Greg Feltus, 49                Director, Chairman       Executive Vice President of Stephens Inc.; President
                                   and President            of Stephens Insurance Services Inc.; Senior Vice
                                                            President of Stephens Sports Management Inc.; and
                                                            President of Investors Brokerage Insurance Inc.

W. Rodney Hughes, 74               Director                 Private Investor.
31 Dellwood Court
San Rafael, CA 94901

Leo Soong,/1/ 54                   Director                 Managing Director of Crystal Geyser Roxane Water Co.;
Crystal Geyser Water Co.                                    Co-Founder and President of Crystal Geyser Water Co.
55 Francisco Street, Suite 410
San Francisco, CA 94133

Richard H. Blank, Jr.,  44         Chief Operating          Vice President of Stephens Inc.; Director of Stephens
                                   Officer, Secretary       Sports Management Inc.; and Director of Capo Inc.
                                   and Treasurer

______________________
/1/   Elected to the Board of Directors of the Company on February 9, 2000.

                              Compensation Table
                  For the Fiscal Year Ended February 29, 2000

                                        Aggregate                   Total Compensation
                                      Compensation                   from Registrant
Name and Position                     from Registrant               and Fund Complex
-----------------                     ---------------               ----------------
Jack S. Euphrat                         $9,125                          $18,250
  Director

*R. Greg Feltus                         $    0                          $     0
  Director

Thomas S. Goho/1/                       $1,500                          $ 3,000
  Director

W. Rodney Hughes                        $9,125                          $18,250
  Director

*J. Tucker Morse/1/                     $1,500                          $ 3,000
  Director

Leo Soong                               $1,429                          $ 2,857
Director

______________________
/1/  Retired from the Board of Directors of the Company on April 28, 1999.


  Directors of the Company are compensated annually by the Company and by all the registrants in the fund complex for their services as indicated above and also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. The Company and MIP are considered to be members of the same fund complex, as such term is defined in Form N-1A under the 1940 Act. The Directors are compensated by the Company and MIP for their services as Directors/Trustees. Currently the Directors do not receive any retirement benefits or deferred compensation from the Company or MIP. As of the date of this SAI, Directors and officers of the Company as a group beneficially owned less than 1% of the outstanding shares of the Company.

  Master/Feeder Structure. Each LifePath Fund seeks to achieve its investment
  ------------------------
objective by investing all of its assets into the corresponding LifePath Master Portfolio of MIP. The Funds and other entities investing in a Master Portfolio are each liable for all obligations of such Master Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and MIP itself is unable to meet its obligations. Accordingly, the Company's Board of Directors believes that neither a Fund nor its shareholders will be adversely affected by investing Fund assets in a Master Portfolio. However, if a mutual fund or other investor withdraws its investment from such Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses among a larger asset base) that the Company's Board believes may be available through investment in the Master Portfolio may not be fully achieved. In addition, given the relative novelty of the master/feeder structure, accounting or operational difficulties, although unlikely, could arise.

  A Fund may withdraw its investment in a Master Portfolio only if the Company's Board of Directors determines that such action is in the best interests of such Fund and its shareholders. Upon any such withdrawal, the Company's Board would consider alternative investments, including investing all of the Fund's assets in another investment company with the same investment objective as the Fund or hiring an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Master Portfolio.

  The investment objective and other fundamental policies of a Master Portfolio cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding interests. Whenever a Fund, as an interestholder of the corresponding Master Portfolio, is requested to vote on any matter submitted to interestholders of the Master Portfolio, the Fund will hold a meeting of its shareholders to consider such matters. The Fund will cast its votes in proportion to the votes received from its shareholders. Shares for which the Fund receives no voting instructions will be voted in the same proportion as the votes received from the other Fund shareholders.

  Certain policies of a Master Portfolio that are non-fundamental may be changed by vote of a majority of MIP's Trustees without interestholder approval. If a Master Portfolio's investment objective or fundamental or non-fundamental policies are changed, the Fund may elect to change its objective or policies to correspond to those of the Master Portfolio. A Fund also may elect to redeem its interests in the corresponding Master Portfolio and either seek a new investment company with a matching objective in which to invest or retain its own investment adviser to manage the Fund's portfolio in accordance with its objective. In the latter case, a Fund's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in the Fund. The Funds will provide shareholders with 30 days written notice prior to the implementation of any change in the investment objective of the Fund or the Master Portfolio, to the extent possible.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

  As of May 31, 2000, the shareholders identified below were known by the Company to own 5% or more of the LifePath Fund's outstanding shares in the following capacity:

                                       Name and Address                          Percentage           Nature of
Name of Fund                            of Shareholder                            of Fund             Ownership
------------               -------------------------------------             ------------------       ---------
LifePath Income Fund       Merrill Lynch Pierce Fenner and Smith                    74%               Record
                           Qualified Retirement Plan
                           265 Davidson Ave., 4th Floor
                           Somerset, NJ 08873

                           Siemens Corp. Savings Plan                               17%               Record
                           Bankers Trust Company TR
                           P.O. Box 1992 MS D5
                           Boston, MA 02105

LifePath 2010 Fund         Merrill Lynch Pierce Fenner and Smith                    59%               Record
                           Qualified Retirement Plan
                           265 Davidson Ave., 4th Floor
                           Somerset, NJ 08873

                           Siemens Corp. Savings Plan                               17%               Record
                           Bankers Trust Company TR
                           P.O. Box 1992 MS D5
                           Boston, MA 02105

                                        Name and Address                   Percentage       Nature of
Name of Fund                             of Shareholder                     of Fund         Ownership
------------               ------------------------------------------    --------------   -------------
                           Charles Schwab & Co. Inc.                            7%           Record
                           Special Custody Account for the Exclusive
                           Benefit of our Customers
                           Attn:  Mutual Funds
                           101 Montgomery St.
                           San Francisco, CA 94104

                           Bankers Trust Co. of CA NA TEEE                      6%           Record
                           FBO Pacificorp K Plus Employee
                           Savings and Stock Ownership Plan
                           300 S. Grand Ave., 40th Floor
                           Los Angeles, CA 90071

LifePath 2020 Fund         Merrill Lynch Pierce Fenner and Smith               39%           Record
                           Qualified Retirement Plan
                           265 Davidson Ave., 4th Floor
                           Somerset, NJ 08873

                           Chase Manhattan Bank                                22%           Record
                           Directed Trust for MetLife Defined
                           Contribution Group
                           4 New York Plaza, 2/nd/ Floor
                           New York, NY 10004
                           Charles Schwab & Co. Inc.                           13%           Record
                           Special Custody Account for the Exclusive
                           Benefit of our Customers
                           Attn:  Mutual Funds
                           101 Montgomery St.
                           San Francisco, CA 94104

                           Siemens Corp. Savings Plan                          12%           Record
                           Bankers Trust Company TR
                           P.O. Box 1992 MS D5
                           Boston, MA 02105

LifePath 2030 Fund         Merrill Lynch Pierce Fenner and Smith               54%           Record
                           Qualified Retirement Plan
                           265 Davidson Ave., 4th Floor
                           Somerset, NJ 08873

                           Siemens Corp. Savings Plan                          23%           Record
                           Bankers Trust Company TR
                           P.O. Box 1992 MS D5
                           Boston, MA 02105

                           Bankers Trust Co. of CA NA TEEE                      7%           Record
                           FBO Pacificorp K Plus Employee
                           Savings and Stock Ownership Plan
                           300 S. Grand Ave., 40th Floor
                           Los Angeles, CA 90071

                                        Name and Address                   Percentage       Nature of
Name of Fund                             of Shareholder                     of Fund         Ownership
------------               ------------------------------------------    --------------   -------------
LifePath 2040 Fund         Merrill Lynch Pierce Fenner and Smith               49%           Record
                           Qualified Retirement Plan
                           265 Davidson Ave., 4th Floor
                           Somerset, NJ 08873

                           Siemens Corp. Savings Plan                          28%           Record
                           Bankers Trust Company TR
                           P.O. Box 1992 MS D5
                           Boston, MA 02105

                           Bankers Trust Co. of CA NA TEEE                     10%           Record
                           FBO Pacificorp K Plus Employee
                           Savings & Stock Ownership Plan
                           300 S. Grand Avenue, 40th Floor
                           Los Angeles, CA 90071

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a Fund, or is identified as the holder of record of more than 25% of a Fund and has voting and/or investment powers, it may be presumed to control such Fund.


                 INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS

     Investment Adviser. BGFA provides investment advisory services to each
     ------------------
Master Portfolio pursuant to separate Investment Advisory Contracts (each, a "BGFA Advisory Contract") with MIP. Pursuant to the Advisory Contracts, BGFA furnishes to the Trust's Board of Trustees periodic reports on the investment strategy and performance of each Master Portfolio. BGFA has agreed to provide to the Master Portfolios, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition, credit conditions and average maturities of each Master Portfolio's investment portfolio.

     BGFA is entitled to receive monthly fees at the annual rate of 0.55% of each Master Portfolio's average daily net assets as compensation for its advisory services to such Master Portfolio.

     As to each Master Portfolio, the applicable BGFA Advisory Contract is subject to annual approval by (i) MIP's Board of Trustees or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding interests of such Master Portfolio, provided that in either event the continuance also is approved by a majority of MIP's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of MIP or BGFA, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Master Portfolio, the applicable BGFA Advisory Contract is terminable without penalty, on 60 days written notice by MIP's Board of Trustees or by vote of the holders of a majority of such Master Portfolio's interests, or, on not less than 60 days written notice, by BGFA. The applicable BGFA Advisory Contract terminates automatically, as to the relevant Master Portfolio, in the event of its assignment (as defined in the 1940 Act).

     For the fiscal years ended February 28, 1998, February 28, 1999 and February 29, 2000, the advisory fees paid to BGFA by the corresponding Master Portfolio of each LifePath Fund is shown below, without waivers.

                                        FYE 2/28/98      FYE 2/28/99       FYE 2/29/00
      Master Portfolio                   Fees Paid        Fees Paid         Fees Paid
---------------------------              ---------        ---------         ---------
LifePath Income Master Portfolio         $  656,142       $  630,133        $  592,139
LifePath 2010 Master Portfolio           $1,018,984       $1,236,989        $1,282,599
LifePath 2020 Master Portfolio           $1,572,634       $1,882,147        $2,101,737
LifePath 2030 Master Portfolio           $1,048,151       $1,405,948        $1,501,573
LifePath 2040 Master Portfolio           $1,767,632       $2,472,170        $2,790,585

     Co-Administrators. The Company has engaged Stephens Inc. ("Stephens") and
     -----------------
Barclays Global Investors, N.A. ("BGI") to provide certain administration services to the Funds. Pursuant to a Co-Administration Agreement with the Company, Stephens and BGI provide as administrative services, among other things: (i) general supervision of the operation of the Funds, including coordination of the services performed by the investment adviser, transfer and dividend disbursing agent, custodians, independent auditors and legal counsel;
(ii) general supervision of regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Company; and (iii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Company's officers and Board of Directors. Stephens also furnishes office space and certain facilities required for conducting the business of the Funds together with all other administrative services reasonably necessary for the operation of the Funds, other than those services provided by the Company's transfer and dividend disbursing agent. Stephens also pays the compensation of the Company's Directors, officers and employees who are affiliated with Stephens.

     In addition, except for advisory fees, extraordinary expenses, brokerage and other expenses connected to the execution of portfolio transactions and certain expenses that are borne by the LifePath Funds, Stephens and BGI have agreed to bear all costs of the Funds' and the Company's operations including, but not limited to, transfer and dividend disbursing agency fees, shareholder servicing fees, and expenses of printing and preparing prospectuses, SAIs and other Fund materials. For providing such services, Stephens and BGI are entitled to an annual fee of 0.40% of each Fund's average daily net assets. Effective October 21, 1996, BGI contracted with Investors Bank & Trust Company ("IBT") to provide certain sub-administration services.

     For the fiscal years ended February 28, 1998, February 28, 1999 and February 29, 2000, the Funds paid co-administration fees jointly to Stephens and BGI as follows:

Fund                            FYE 2/28/98      FYE 2/28/99       FYE 2/29/00
----                            -----------      -----------       -----------
LifePath Income Fund              $183,550         $201,472          $156,853
LifePath 2010 Fund                $388,764         $489,497          $429,967
LifePath 2020 Fund                $502,717         $620,533          $624,390
LifePath 2030 Fund                $293,010         $420,202          $385,776
LifePath 2040 Fund                $372,862         $580,007          $541,602


     Shareholder Servicing Agents. The Funds have adopted a Shareholder
     ----------------------------
Servicing Plan pursuant to which they have entered into Shareholder Servicing Agreements with BGI and may enter into similar agreements with other entities (collectively, "Shareholder Servicing Agents") for the provision of certain services to Fund shareholders. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries, providing reports and other information, and providing services related to the maintenance of shareholder accounts. For these services, each Shareholder Servicing Agent is entitled to receive a monthly fee at the annual rate of up to 0.20% of the average daily value of each LifePath Fund represented by shares owned during the period for which payment is being made by investors with whom the Shareholder Servicing Agent maintains a servicing relationship, or an amount that equals the maximum amount payable to the Shareholder Servicing Agent under applicable laws, regulations or rules, including the Conduct Rules of the National Association of Securities Dealers, Inc., whichever is less. Stephens and BGI as co-administrators have agreed to pay these shareholder servicing fees out of the fees each receives for co-administration services.

     A Shareholder Servicing Agent also may impose certain conditions on its customers, subject to the terms of this Prospectus, in addition to or different from those imposed by the Company, such as requiring a minimum initial investment or payment of a separate fee for additional services. Each Shareholder Servicing Agent is required to agree to disclose any fees it may directly charge its customers who are Fund shareholders and to notify them in writing at least 30 days before it imposes any transaction fees.

     Distributor. Stephens is the distributor for the Funds' shares. Stephens is
     ------------
a full service broker/dealer and investment advisory firm located at 111 Center Street, Little Rock, Arkansas 72201. Stephens and its predecessor have been providing securities and investment services for more than 60 years, including discretionary portfolio management services since 1983. Stephens currently manages investment portfolios for pension and profit sharing plans, individual investors, foundations, insurance companies and university endowments. Stephens, as the Company's sponsor and the principal underwriter of the Funds within the meaning of the 1940 Act, has entered into a Distribution Agreement with the Company pursuant to which Stephens has the responsibility for distributing Fund shares. The Distribution Agreement provides that Stephens shall act as agent for the Funds for the sale of Fund shares, and may enter into Selling Agreements with selling agents that wish to make available Fund shares to their respective customers ("Selling Agents"). Stephens does not receive a fee for providing distribution services to the Funds. BGI presently acts as a Selling Agent, but does not receive any fee from the Funds for such activities.

     Custodian. IBT, concurrent with its appointment as sub-administrator for
     ---------
the Funds on October 21, 1996, also has been retained as custodian of each Fund's investments, and performs such services at 200 Clarendon Street, Boston, Massachusetts 02116. The custodian, among other things, maintains a custody account or accounts in the name of the Funds, receives and delivers all assets for the Funds upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of the Funds and pays all expenses of the Funds. IBT shall not be entitled to compensation for providing custody services to the Funds pursuant to the Custody Agreement so long as it receives fees from BGI for providing sub-administration services to the Funds.

     Transfer and Dividend Disbursing Agent. IBT has been retained as the
     --------------------------------------
transfer and dividend disbursing agent for the Funds. For its services as transfer and dividend disbursing agent to the Funds, IBT is entitled to receive an annual maintenance fee computed on the basis of the number of shareholder accounts that it maintains for the Funds and to be reimbursed for out-of-pocket expenses or advances incurred by it in performing its obligations under the agreement. Stephens and BGI as co-administrators have agreed to pay these fees and expenses out of the fees each receives for co-administration services. The annual maintenance fee is paid as follows:

                                                              Annual Fee
                                                      --------------------------
          Up to 200 accounts*                          $6,000 per feeder/class
          From 201 to 250 accounts                     $8,500 per feeder/class
          Over 250 accounts                            $10,000 per feeder/class

_______________

* Defined as each account that is set up for an individual or plan sponsor on a Fund by Fund basis.

     In addition, the agreement contemplates that IBT will be reimbursed for other expenses incurred by it at the request or with the written consent of the Funds, including, without limitation, any equipment or supplies that the Company specifically orders or requires IBT to order.

     Prior to March 2, 1998, Wells Fargo Bank served as transfer and dividend disbursing agent to the Funds, and was entitled to receive a monthly fee at an annual rate of 0.10% of the average daily net assets of each Fund for such services.

     Distribution Plan. MIP's Board of Trustees has adopted, on behalf of each
     -----------------
Master Portfolio, a "defensive" distribution plan under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Plan"). The Plan was adopted by a majority of MIP's Board of Trustees (including a majority of those Trustees who are not "interested persons" of MIP as defined in the 1940 Act ) on October 10, 1995. The Plan was intended as a precaution designed to address the possibility that certain ongoing payments by BGFA to Wells Fargo in connection with the sale of WFNIA may be characterized as indirect payments by each Master Portfolio to finance activities primarily intended to result in the sale of interests in such Master Portfolio. The Plan provides that if any portion of a Master Portfolio's advisory fees (up to 0.25% of the average daily net assets of each Master Portfolio on an annual basis) were deemed to constitute an indirect payment for activities that are primarily intended to result in the sale of interests in a Master Portfolio such payment would be authorized pursuant to the Plan. The Master Portfolio's do not currently pay any amounts pursuant to the Plan.

     Independent Auditors.  KPMG LLP, Three Embarcadero Center, San Francisco,
     ---------------------
California 94111, serves as independent auditors for the Company.

     Legal Counsel.  Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W.,
     --------------
Washington, D.C. 20006, serves as counsel to the Company.

     Expenses.  Except for extraordinary expenses, brokerage and other expenses
     ---------
connected with the execution of portfolio transactions and certain other expenses that are borne by the Funds, Stephens and BGI have agreed to bear all costs of the Funds' and the Company's operations.

     Brokerage Commissions. For the fiscal years ended February 28, 1998,
     ---------------------
February 28, 1999 and February 29, 2000, the corresponding Master Portfolio of each Fund paid the dollar amounts of brokerage commissions indicated below. None of these brokerage commissions were paid to affiliated brokers.

                                                   Commissions Paid
                                                   ----------------
       Master Portfolio             FYE 2/28/98       FYE 2/28/99        FYE 2/29/00
----------------------------        -----------       -----------        -----------
LifePath Income Master Portfolio    $ 9,361             $ 8,427            $  6,565
LifePath 2010 Master Portfolio      $15,306             $25,441            $ 29,150
LifePath 2020 Master Portfolio      $29,153             $47,302            $ 71,716
LifePath 2030 Master Portfolio      $28,908             $35,369            $ 50,148
LifePath 2040 Master Portfolio      $94,717             $90,551            $115,074

     Securities of Regular Broker/Dealers. As of February 29, 2000, the
     ------------------------------------
corresponding Master Portfolio of each Fund owned securities of its "regular brokers or dealers" or their parents, as defined in the 1940 Act, as follows:

Master Portfolio                              Broker/Dealer                                     Amount
----------------                            -----------------                                   ------
LifePath Income Master Portfolio            J.P. Morgan Co., Inc.                             $   12,876
                                            Donaldson Lufkin & Jenrette, Inc.                 $    8,687
                                            Lehman Brothers Holdings, Inc.                    $   13,050
                                            Merrill Lynch & Co., Inc.                         $   23,575
                                            Morgan Stanley Dean Witter Discover & Co.         $   62,548
                                            The Goldman Sachs Group                           $   18,500

LifePath 2010 Master Portfolio              J.P. Morgan Co., Inc.                             $  145,299
                                            Donaldson Lufkin & Jenrette, Inc.                 $    6,602
                                            Lehman Brothers Holdings, Inc.                    $   54,375
                                            Merrill Lynch & Co., Inc.                         $  239,235
                                            Morgan Stanley Dean Witter Discover & Co.         $  543,918
                                            The Goldman Sachs Group                           $  222,000

LifePath 2020 Master Portfolio              J.P. Morgan Co., Inc.                             $  323,232
                                            Donaldson Lufkin & Jenrette, Inc.                 $   19,077
                                            Lehman Brothers Holdings, Inc.                    $  146,088
                                            Merrill Lynch & Co., Inc.                         $  642,470
                                            Morgan Stanley Dean Witter Discover & Co.         $1,339,862
                                            The Goldman Sachs Group                           $  518,000

LifePath 2030 Master Portfolio              Donaldson Lufkin & Jenrette, Inc.                 $   18,461
                                            Lehman Brothers Holdings, Inc.                    $  119,987
                                            Merrill Lynch & Co., Inc.                         $  539,048
                                            Morgan Stanley Dean Witter Discover & Co.         $1,140,806

LifePath 2040 Master Portfolio              J.P. Morgan Co., Inc.                             $  607,392
                                            Donaldson Lufkin & Jenrette, Inc.                 $   58,648
                                            Lehman Brothers Holdings, Inc.                    $  264,987
                                            Merrill Lynch & Co., Inc.                         $1,203,555
                                            Morgan Stanley Dean Witter Discover & Co.         $2,510,674
                                            The Goldman Sachs Group                           $1,156,250


                            PERFORMANCE INFORMATION

     LifePath Funds. Average annual total return is calculated by determining
     --------------
the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.

     Total return is calculated by subtracting the amount of the net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.

  The LifePath Funds are successors to the assets of the Institutional Class shares of the Stagecoach Trust LifePath Funds (the "Predecessor Funds"), which commenced operations on March 1, 1994. The performance information shown below for periods prior to March 26, 1996, the Company's LifePath Funds' commencement of operations, reflects the performance of the Predecessor Funds.

  For the fiscal year ended February 29, 2000, the five-year fiscal period from March 1, 1995 to February 29, 2000 and the fiscal period from March 1, 1994 (commencement of operations) to February 29, 2000, the average annual total returns on the LifePath Funds were as follows:


Fund                                        3/1/94-2/29/00         3/1/95-2/29/00       FYE 2/29/00
--------------------                        --------------         --------------       -----------
LifePath Income Fund                                7.66%                 8.74%              4.82%
LifePath 2010 Fund                                 11.86%                13.59%              7.92%
LifePath 2020 Fund                                 14.81%                17.00%             10.84%
LifePath 2030 Fund                                 16.95%                19.62%             13.04%
LifePath 2040 Fund                                 19.29%                22.22%             16.01%

  For the fiscal period from March 1, 1994 (commencement of operations) to February 29, 2000, the cumulative total returns on the LifePath Funds were as follows:

Fund                                         3/1/94-2/29/00
----                                         --------------

LifePath Income Fund                                55.75%
LifePath 2010 Fund                                  95.93%
LifePath 2020 Fund                                 129.07%
LifePath 2030 Fund                                 155.93%
LifePath 2040 Fund                                 188.18%

  The Master Portfolios have in effect a defensive Rule 12b-1 plan, which does not result in any additional expenses either for the Funds or for the Master Portfolios in which they invest. Under the Plan, up to 0.25% of Management Fees may be designated as Rule 12b-1 fees to cover continuing payments to the investment adviser for the activities relating to the sale of Master Portfolio interests.

  From time to time, the Company may use, in advertisements and other types of literature, information and statements: (1) describing the investment adviser, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies; (2) describing the Funds as one of the first mutual funds to offer a flexible investment strategy designed to change over specific time horizons; (3) describing the performance for the LifePath Funds; (4) describing the level of assets under management by the investment adviser; and (5) describing the investment adviser and its affiliates as managing over $782 billion in assets as of December 31, 1999 for Fortune 500 companies, governments and other institutions around the world.

  From time to time and only to the extent the comparison is appropriate for a Fund, the Company may quote the performance of a Fund in advertising and other types of literature and may compare the performance of a Fund to the performance of various indices and investments for which reliable performance data is available. The performance of a Fund may be compared in advertising and other literature to averages, performance rankings and other information prepared by recognized mutual fund statistical services.

  For purposes of advertising, performance of the LifePath Funds may be calculated on the basis of average annual total return and/or cumulative total return of shares. Average annual total return of shares is calculated pursuant to a standardized formula that assumes that an investment in shares of a Fund was purchased with an initial payment of $1,000 and that the investment was redeemed at the end of a stated period of time, after giving effect to the reinvestment of dividends and distributions during the period. The return of shares is expressed as a percentage rate that, if applied on a compounded annual basis, would result in the redeemable value of the investment in shares at the end of the period. Advertisements of the performance of shares of a LifePath Fund include the Fund's average annual total return of shares for one, five and ten year periods, or for shorter time periods depending upon the length of time during which such Fund has operated.

  Cumulative total return of shares is computed on a per share basis and assumes the reinvestment of dividends and distributions. Cumulative total return of shares generally is expressed as a percentage rate that is calculated by combining the income and principal changes for a specified period and dividing by the net asset value per share at the beginning of the period. Advertisements may include the percentage rate of total return of shares or may include the value of a hypothetical investment in shares at the end of the period that assumes the application of the percentage rate of total return.

  Performance figures are based on historical results and does not indicate future performance. Investors should remember that performance is a function of the type and quality of portfolio securities held by the Master Portfolio in which the Fund invests and is affected by operating expenses. Performance information, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance.

  Additional information about the performance of each Fund will be contained in the Annual Report for the LifePath Funds. The Annual Report may be obtained by calling the Company at 1-888-204-3956.


                        DETERMINATION OF NET ASSET VALUE

  LifePath Master Portfolios. The securities of the LifePath Master Portfolios,
  --------------------------
including covered call options written by a LifePath Master Portfolio, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the most recent bid prices. Portfolio securities that are traded primarily on foreign securities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities is determined by consideration of other factors by or under the direction of MIP's Board of Trustees or its delegates. Short-term investments are carried at amortized cost, which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by MIP's Board of Trustees.

  Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by MIP's Board of Trustees, are valued at fair value as determined in good faith by or under the direction of MIP's Board of Trustees or its delegates. MIP's Board of Trustees reviews the method of valuation on a current basis. In making a good-faith valuation of restricted securities, the following are generally considered: restricted securities that are, or are convertible into, securities of the same class of securities for which a public market exists usually are valued at market value less the same percentage discount at which such securities were purchased. This discount may be revised periodically if the investment adviser believes that the discount no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually are valued initially at cost. Any subsequent adjustment from cost is based upon considerations deemed relevant by or under the direction of MIP's Board of Trustees or its delegates.

  Any assets or liabilities initially expressed in terms of foreign currency are translated into dollars using information provided by pricing entities, such as Morgan Stanley Capital International or Gelderman Data Service, or at a quoted market exchange rate as may be determined to be appropriate by the investment adviser. Forward currency contracts are valued at the current cost of offsetting the contract. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value does not take place contemporaneously with the determination of prices of the foreign securities held by the LifePath Master Portfolios. In addition, foreign securities held by a LifePath Master Portfolio may be traded actively in securities markets that are open for trading on days when the Master Portfolio does not determine its net asset value. Accordingly, there may be occasions when a LifePath Master Portfolio does not calculate its net asset value but when the value of such Master Portfolio's portfolio securities is affected by such trading activity.

  Fixed-income securities are valued each business day using available market quotations or at fair value as determined by one or more independent pricing services (collectively, the "Service") approved by MIP's Board of Trustees. The Service may use available market quotations and employ electronic data processing techniques and/or a matrix system to determine valuations. The Service's procedures are reviewed by MIP's officers under the general supervision of MIP's Board of Trustees.

  Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the value of the net assets of each LifePath Master Portfolio.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

  A copy of the Shareholder Guide is available at no charge for additional information regarding the purchase, redemption and exchange of shares.

  Terms of Purchase. The Funds are generally open Monday through Friday and are
  -----------------
closed on weekends and NYSE holidays. The holidays on which the NYSE is closed currently are: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Company reserves the right to reject any purchase order and to change the amount of the minimum investment and subsequent purchases in the Funds.

  In-Kind Purchases.  Payment for shares of a LifePath Fund may, at the
  ------------------
discretion of the investment adviser, be made in the form of securities that are permissible investments for the Fund and must meet the investment objective, policies and limitations of the Fund as described in the Prospectus. In connection with an in-kind securities payment, a Fund may require, among other things, that the securities (i) be valued on the day of purchase in accordance with the pricing methods used by the Fund; (ii) are accompanied by satisfactory assurance that the Fund will have good and marketable title to such securities received by it; (iii) are not subject to any restrictions upon resale by the Fund; (iv) be in proper form for transfer to the Fund; (v) are accompanied by adequate information concerning the basis and other tax matters relating to the securities. All dividends, interest, subscription or other rights pertaining to such securities shall become the property of the Fund engaged in the in-kind purchase transaction and must be delivered to such Fund by the investor upon receipt from the issuer. Securities acquired through an in-kind purchase will be acquired for investment and not for immediate resale. Shares purchased in exchange for securities generally cannot be redeemed until the transfer has settled. Each Fund immediately will transfer to its corresponding Master Portfolio any and all securities received by it in connection with an in-kind purchase transaction, in exchange for interests in such Master Portfolio.

  Suspension of Redemptions.  Under the 1940 Act, a Fund may suspend the right
  -------------------------
of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit.

  The Company may suspend redemption rights or postpone redemption payments for such periods as are permitted under the 1940 Act. The Company also may redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Company's responsibilities under the 1940 Act.

  In addition, the Company may redeem shares involuntarily to reimburse a Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder that is applicable to shares of a Fund as provided from time to time in the Prospectus.

                             PORTFOLIO TRANSACTIONS

  Since each Fund invests all of its assets in a corresponding Master Portfolio of MIP, set forth below is a description of the Master Portfolios' policies governing portfolio securities transactions.

  Purchases and sales of equity securities on a securities exchange usually are effected through brokers who charge a negotiated commission for their services. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in light of generally prevailing rates. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Stephens or Barclays Global Investors Services. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

  Purchases of debt securities generally are principal transactions. Debt securities normally are purchased or sold from or to dealers serving as market makers for the securities at a net price. Debt securities may also be purchased in underwritten offerings or directly from an issuer. Generally debt obligations are traded on a net basis and do not involve brokerage commissions. The cost of executing transactions in debt securities consists primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with MIP are prohibited from dealing with MIP as a principal in the purchase and sale of portfolio securities unless an exemptive order allowing such transactions is obtained from the Commission or an exemption is otherwise available. The Master Portfolios may purchase securities from underwriting syndicates of which Stephens or BGFA is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by MIP's Board of Trustees.

  MIP has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by MIP's Board of Trustees, BGFA, as investment adviser, is responsible for the Master Portfolio's investment decisions and the placing of portfolio transactions. In placing orders, it is MIP's policy to obtain the best overall terms taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. BGFA generally seeks reasonably competitive spreads or commissions.

  In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. As a result, a Master Portfolio may pay a broker/dealer that furnishes brokerage services a higher commission than that which might be charged by another broker/dealer for effecting the same transaction, provided that such commission is determined to be reasonable in relation to the value of the brokerage services provided by such broker/dealer. Certain of the broker/dealers with whom the Master Portfolios may transact business may offer commission rebates to the Master Portfolios. BGFA considers such rebates in assessing the best overall terms available for any transaction. MIP's Board of Trustees will periodically review the commissions paid by the Master Portfolios to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Master Portfolios.

  Under Section 28(e) of the Securities Exchange Act of 1934, an investment adviser shall not be "deemed to have acted unlawfully or to have breached its fiduciary duty" solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), an investment adviser must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker provide an investment adviser with lawful and appropriate assistance in the performance of its investment decision-making responsibilities." Accordingly, the price to a Master Portfolio in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

  General.  The following information supplements and should be read in
  --------
conjunction with the Prospectus. The Prospectus of the Funds generally describes the tax treatment of distributions by the Funds. This section of the SAI includes additional information concerning federal income taxes.

  The Company intends to continue to qualify each Fund as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interest of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes and, thus, the provisions of the Code applicable to regulated investment companies generally will be applied individually to each Fund, rather than to the Company as a whole. Accordingly, income, gains and expenses will be determined separately for each Fund. As a regulated investment company, each Fund will not be taxed on its net income and gains distributed to its shareholders.

  Qualification as a regulated investment company under the Code requires, among other things, that (i) each Fund derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) each Fund diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers that the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

  Each Fund must also distribute or be deemed to distribute to its shareholders at least 90% of the aggregate of its ordinary income, net short-term capital gain and certain other items earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the twelve months following the taxable year. Furthermore, distributions declared in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 of the first taxable year. Each Fund intends to pay out substantially all of its net income and gains (if any) for each year.

  Master Portfolios.  Each Fund seeks to qualify as a regulated investment
  ------------------
company by investing substantially all of its assets in its corresponding Master Portfolio. Under the Code, each Master Portfolio will be treated as a partnership rather than as a regulated investment company or a corporation. As a partnership, any interest, dividends, gains and losses of the Master Portfolio shall be deemed to have been "passed through" to the corresponding Fund (and the Master Portfolio's other investors) in proportion to the Fund's ownership interest in the Master Portfolio. Therefore, to the extent that a Master Portfolio were to accrue but not distribute any interest, dividends or gains, the corresponding Fund would be deemed to have realized its proportionate share of such income without receipt of any corresponding distribution. However, each Master Portfolio will seek to minimize recognition by its investors (such as Fund) of interest, dividends and gains without a corresponding distribution.

  Excise Tax.  A 4% nondeductible excise tax will be imposed on each Fund (other
  -----------
than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements of its income and gains by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its income and gains (if any) by the end of each calendar year and, thus, expects not to be subject to the excise tax.

  Taxation of Master Portfolio Investments.  Except as otherwise provided
  -----------------------------------------
herein, gains and losses realized by the Master Portfolio on the sale of portfolio securities generally will be capital gains and losses. Such gains and losses ordinarily will be long-term capital gains and losses if the securities have been held by the Master Portfolio for more than one year at the time of disposition of the securities.

  Gains recognized on the disposition of a debt obligation purchased by a Master Portfolio at a market discount (generally at a price less than its principal amount) generally will be treated as ordinary income to the extent of the portion of market discount that accrued, but was not previously recognized pursuant to an available election, during the term the Master Portfolio held the debt obligation.

  If an option granted by a Master Portfolio lapses or is terminated through a closing transaction, such as a repurchase by the Master Portfolio of the option from its holder, the Master Portfolio will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Master Portfolio in the closing transaction. Some realized capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Master Portfolio pursuant to the exercise of a call option granted by it, the Master Portfolio will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Master Portfolio pursuant to the exercise of a put option written by it, the Master Portfolio will subtract the premium received from its cost basis in the securities purchased.

  Under Section 1256 of the Code, a Master Portfolio will be required to "mark to market" its positions in "Section 1256 contracts," which generally include regulated futures contracts and listed non-equity options. In this regard,
Section 1256 contracts will be deemed to have been sold at market value at the end of each taxable year. Under Section 1256 of the Code, sixty percent (60%) of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the mark-to-market regime, generally will be treated as long-term capital gain or loss, and the remaining forty percent (40%) will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the mark-to-market and 60%/40% rules.

  Under Section 988 of the Code, a Master Portfolio generally will recognize ordinary income or loss to the extent that gain or loss realized on the disposition of portfolio securities is attributable to changes in foreign currency exchange rates. In addition, gain or loss realized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss. The Master Portfolios will attempt to monitor
Section 988 transactions, where applicable, to avoid adverse federal income tax impact.

  Offsetting positions held by a Master Portfolio involving certain financial forward, futures or options contracts may be considered, for tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code, which, in certain circumstances, overrides or modifies the provisions of Section 1256 of the Code, described above. If a Master Portfolio were treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256 of the Code. The Master Portfolios may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Master Portfolio may differ. Generally, to the extent the straddle rules apply to positions established by a Master Portfolio, losses realized by the Master Portfolio may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

  If a Master Portfolio enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Master Portfolio must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Master Portfolio enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract, or (iv) other transactions identified in future Treasury Regulations.

  Under Section 1260 of the Code, the amount of long-term capital gain a taxpayer may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain the taxpayer would have had if the taxpayer owned a direct interest in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income. The Master Portfolios do not anticipate engaging in any derivative transactions that would be subject to these rules.

  If a Master Portfolio purchases shares in a "passive foreign investment company" ("PFIC"), the corresponding Fund may be subject to federal income tax and an interest charge imposed by the Internal Revenue Service ("IRS") upon certain distributions from the PFIC or the Master Portfolio's disposition of its PFIC shares. If the Master Portfolio invests in a PFIC, the Master Portfolio intends to make an available election to mark-to-market its interest in PFIC shares. Under the election, the Master Portfolio will be treated as recognizing at the end of each taxable year the difference, if any, between the fair market value of its interest in the PFIC shares and its basis in such shares. In some circumstances, the recognition of loss may be suspended. The Master Portfolio will adjust its basis in the PFIC shares by the amount of income (or loss) recognized. Although such income (or loss) will be taxable to the Master Portfolio as ordinary income (or loss) notwithstanding any distributions by the PFIC, the corresponding Fund will not be subject to federal income tax or the interest charge with respect to its indirect interest in the PFIC, if the Master Portfolio makes the available election.

  Foreign Taxes.  Income and dividends received by a Fund (through a
  --------------
corresponding Master Portfolio) from foreign securities and gains realized by the Fund on the disposition of foreign securities may be subject to withholding and other taxes imposed by such foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Although in some circumstances a regulated investment company can elect to "pass through" foreign tax credits to its shareholders, the Funds do not expect to be eligible to make such an election.

  Capital Gain Distributions.  Distributions that are designated by a Fund as
  ---------------------------
capital gain distributions will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

  Disposition of Fund Shares.  A disposition of Fund shares pursuant to a
  ---------------------------
redemption (including a redemption in-kind) or an exchange ordinarily will result in a taxable capital gain or loss to the shareholder, depending on the amount received for the shares (or are deemed to receive in the case of an exchange) and the cost of the shares.

  If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

  If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as long-term capital loss to the extent of the designated capital gain distribution. This loss disallowance rule does not apply to losses realized under a periodic redemption plan.

  Federal Income Tax Rates.  As of the printing of this SAI, the maximum
  -------------------------
individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Obviously, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

  Corporate Shareholders.  Corporate shareholders of the Funds may be eligible
  ----------------------
for the dividends-received deduction on dividends distributed out of a Fund's net investment income attributable to dividends received from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. A distribution by a Fund attributable to dividends of a domestic corporation will only qualify for the dividends-received deduction if (i) the corporate shareholder generally holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund generally holds the shares of the domestic corporation producing the dividend income for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income.

  Foreign Shareholders.  Under the Code, distributions attributable to ordinary
  ---------------------
income, net short-term capital gain and certain other items realized by a Fund and paid to a nonresident alien individual, foreign trust (i.e., trust that a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (each, a "foreign shareholder") will be subject to federal withholding tax (at a rate of 30% or, if an income tax treaty applies, at the lower treaty rate, if any). Such tax withheld generally is not refundable. Withholding will not apply if a distribution paid by a Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons will apply. Gain on the disposition of Fund shares and capital gain distributions generally are not subject to tax withholding applicable to foreign shareholders.

  New Regulations.  On October 6, 1997, the Treasury Department issued new
  ----------------
regulations (the "New Regulations") that make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations generally will be effective for payments made after December 31, 2000, subject to certain transition rules. Among other things, the New Regulations will permit the Fund to estimate the portion of their distributions qualifying as capital gain distributions for purposes of determining the portion of their distributions paid to foreign shareholders that will be subject to federal income tax withholding. Prospective investors are urged to consult their own tax advisors regarding the impact to them of the New Regulations.

  Other Matters.  Investors should be aware that the investments to be made by a
  --------------
Fund may involve sophisticated tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Fund will seek to avoid significant non-cash income, such non-cash income could be recognized by a Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

     The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in a Fund. Each investor is urged to consult his or her tax advisor regarding federal, state, local and foreign taxes applicable to him or her.


                                 CAPITAL STOCK


  The authorized capital stock of the Company consists of 21,300,000,000 shares having a par value of $.001 per share. As of the date of this SAI, the Company's Board of Directors has authorized the issuance of ten series of shares. The Board of Directors may, in the future, authorize the issuance of other series of capital stock representing shares of additional investment portfolios or funds.

  Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares have no preemptive, subscription or conversion rights and are freely transferable. Each share has identical voting rights with respect to the Fund that issues it. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by such matter. Rule 18f-2 further provides that a Fund shall be deemed to be affected by a matter unless it is clear that the interests of such Fund in the matter are identical or that the matter does not affect any interest of such Fund. However, the Rule exempts the selection of independent auditors and the election of Directors from the separate voting requirements of the Rule.

  All shares of the Company have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy would be voted upon only by shareholders of the Fund. Additionally, approval of an advisory contract is a matter to be determined separately by each Fund. Approval by the shareholders of a fund is effective as to that fund whether or not sufficient votes are received from the shareholders of the other investment portfolios to approve the proposal as to those investment portfolios. As used in the Prospectus of each Fund and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Company as a whole, means the vote of the lesser of (i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the Company's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Company's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

  Depending on the terms of a particular Benefit Plan and the matter being submitted to a vote, a sponsor may request direction from individual participants regarding a shareholder vote. In addition, whenever a Fund is requested to vote on matters pertaining to a Master Portfolio, the Company will hold a meeting of the Fund's shareholders and will cast its vote as instructed by Fund shareholders. The directors of the Company will vote shares for which they receive no voting instructions in the same proportion as the shares for which they do receive voting instructions. Whenever a Fund, as a Master Portfolio interestholder, is requested to vote on any matter submitted to interestholders of such Master Portfolio, the Fund will hold a meeting of its shareholders to consider such matters. The Fund will cast its votes in proportion to the votes received from its shareholders. Shares for which the Fund receives no voting instructions are voted in the same proportion as the votes received from Fund shareholders. If a Master Portfolio's investment objective or policies are changed, the corresponding Fund may elect to change its objective or policies to correspond to those of the Master Portfolio. The Fund may also elect to redeem its interests in the Master Portfolio and either seek a new investment company with a matching objective in which to invest or retain its own investment adviser to manage the Fund's portfolio in accordance with its objective. In the latter case, the Fund's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in that Fund.

  The Company may dispense with an annual meeting of shareholders in any year in which it is not required to elect Directors under the 1940 Act. However, the Company has undertaken to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Director or Directors if requested in writing by the holders of at least 10% of the Company's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act. Occasional annual or special meetings may be required for purposes such as approving advisory contracts and changing a Fund's investment objective or fundamental investment policies.

  Each share of a Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Directors. In the event of the liquidation or dissolution of the Company, shareholders of a Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Directors in their sole discretion may determine.

  Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Company.

  MIP is an open-end, series management investment companies organized as Delaware business trust on October 21, 1993. In accordance with Delaware law and in connection with the tax treatment sought by MIP, MIP's Declaration of Trust provides that its investors would be personally responsible for Trust liabilities and obligations, but only to the extent MIP's property is insufficient to satisfy such liabilities and obligations. The Declaration of Trust also provides that MIP shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of MIP, its investors, Trustees, officers, employees and agents covering possible tort and other liabilities, and that investors will be indemnified to the extent they are held liable for a disproportionate share of MIP obligations. Thus, the risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which both inadequate insurance existed and MIP itself was unable to meet its obligations.

  The Declaration of Trust further provides that obligations of MIP are not binding upon its Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declarations of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee's office.

  The interests in each Master Portfolio of MIP have substantially identical voting and other rights as those rights enumerated above for shares of the Funds. MIP also intends to dispense with annual meetings, but is required by
Section 16(c) of the Act to hold a special meeting and assist investor communications under the circumstances described above with respect to the Company. Whenever a

Fund is requested to vote on a matter with respect to its Master Portfolio, the Fund will hold a meeting of Fund shareholders and will cast its votes as instructed by such shareholders.

  In a situation where a Fund does not receive instruction from certain of its shareholders on how to vote the corresponding shares of a Master Portfolio, such Fund will vote such shares in the same proportion as the shares for which the Fund does receive voting instructions.


                      ADDITIONAL INFORMATION ON THE FUNDS

  The Company provides annual and semi-annual reports to all shareholders. The annual reports contain audited financial statements and other information about the Funds including additional information on performance. Shareholders may obtain a copy of the Company's most recent annual reports without charge by calling 1-888-204-3956.

  The Registration Statement, including the Prospectus for the LifePath Funds, the SAI and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

  No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and in the Company's official sales literature in connection with the offer of the Funds' shares and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offering may not lawfully be made.


                              FINANCIAL STATEMENTS

  The audited financial statements, including the portfolio of investments, financial highlights and independent auditors' reports for the fiscal year ended February 29, 2000 for each LifePath Fund and corresponding LifePath Master Portfolio are hereby incorporated by reference to the Company's Annual Report, as filed with the SEC on May 1, 2000. The audited financial statements are attached to all SAIs delivered to shareholders or prospective shareholders.

                                    APPENDIX


  Description of certain ratings assigned by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff") and IBCA Inc. and IBCA Limited ("IBCA"):

                                S&P Bond Ratings

                                     "AAA"

  Bonds rated "AAA" have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                      "AA"

  Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.


                                      "A"


  Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

                                     "BBB"

  Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.


  S&P's letter ratings may be modified by the addition of a plus (+) or minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the "AAA" (Prime Grade) category.


  Commercial Paper Rating.  The designation "A-1" by S&P indicates that the
  -----------------------
degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an "A-2" designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1".

                              Moody's Bond Ratings

                                     "Aaa"

  Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                      "Aa"

  Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

                                      "A"

  Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

                                     "Baa"

  Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Moody's applies the numerical modifiers "1", "2" and "3" to show relative standing within the major rating categories, except in the "Aaa" category. The modifier "1" indicates a ranking for the security in the higher end of a rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of a rating category.


  Commercial Paper Rating.  The rating Prime-1 ("P-1") is the highest commercial
  -----------------------
paper rating assigned by Moody's. Issuers of "P-1" paper must have a superior capacity for repayment of short-term promissory obligations, and this ordinarily is evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.


  Issuers (or relating supporting institutions) rated Prime-2 ("P-2") have a strong capacity for repayment of short-term promissory obligations. This ordinarily is evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, are more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                               Fitch Bond Ratings

  The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                                     "AAA"

  Bonds rated "AAA" are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                      "AA"

  Bonds rated "AA" are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short- term debt of these issuers is generally rated "F-1+".

                                      "A"

  Bonds rated "A" are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                                     "BBB"

  Bonds rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

  Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

  Short-Term Ratings.  Fitch's short-term ratings apply to debt obligations that
  ------------------
are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

  Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                                     "F-1+"

  Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                     "F-1"

  Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

                                     "F-2"

  Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

                               Duff Bond Ratings

                                     "AAA"

  Bonds rated "AAA" are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                                      "AA"

  Bonds rated "AA" are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                                      "A"

  Bonds rated "A" have protection factors that are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                                     "BBB"

  Bonds rated "BBB" are considered to have below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

  Plus (+) and minus (-) signs are used with a rating symbol (except "AAA") to indicate the relative position of a credit within the rating category.

  Commercial Paper Rating.  The rating "D-1" is the highest commercial paper
  -----------------------
rating assigned by Duff. Paper rated "D-1" is regarded as having very high certainty of timely payment with excellent liquidity factors that are supported by ample asset protection. Risk factors are minor. Paper rated "D-2" is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

                        IBCA Bond and Long-Term Ratings

  Obligations rated "AAA" by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated "AA" by IBCA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

  Commercial Paper and Short-Term Ratings.  The designation "A1" by IBCA
  ---------------------------------------
indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated "A1+" are supported by the highest capacity for timely repayment. Obligations rated "A2" are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

  International and U.S. Bank Ratings.  An IBCA bank rating represents IBCA's
  -----------------------------------
current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long-and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or interestholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

                     BARCLAYS GLOBAL INVESTORS FUNDS, INC.
                          FILE NO. 33-54126; 811-7332

                                     PART C

                               OTHER INFORMATION


Item 23.    Exhibits.
            --------


--------------------------------------------------------------------------------
   Exhibit                                 Description
--------------------------------------------------------------------------------
   (a)         Restated Articles of Incorporation dated October 31, 1995, incorporated by reference to Post-Effective Amendment No. 11, filed December 1, 1995.
--------------------------------------------------------------------------------
   (b)         By-Laws, incorporated by reference to Post-Effective Amendment
               No. 8, filed June 27, 1995.
--------------------------------------------------------------------------------
   (c)         Not applicable
--------------------------------------------------------------------------------
   (d)         Not applicable
--------------------------------------------------------------------------------
   (e)         Amended and Restated Distribution Agreement with Stephens Inc. on behalf of the Funds, dated February 16, 1996, incorporated by reference to Post-Effective Amendment No. 13, filed June 28,
               1996.
--------------------------------------------------------------------------------
   (f)         Not applicable.
--------------------------------------------------------------------------------
   (g)         Custody Agreement with Investors Bank & Trust Company on behalf of the Funds, dated October 21, 1996, incorporated by reference to Post-Effective Amendment No. 22, filed July 30, 1999.
--------------------------------------------------------------------------------
  (h)(1)       Transfer Agency and Service Agreement with Investors Bank & Trust
               Company on behalf of the Funds, dated February 27, 1998,
               incorporated by reference to Post-Effective Amendment No. 22, filed July 30, 1999.
--------------------------------------------------------------------------------
  (h)(2)       Shareholder Servicing Plan and Form of Shareholder Servicing
               Agreement for the Asset Allocation, Bond Index, Money Market and
               S&P 500 Stock Funds, dated February 1, 1994, as amended October
               29, 1998, incorporated by reference to Post-Effective Amendment
               No. 18, filed November 20, 1998.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Exhibit                                 Description
--------------------------------------------------------------------------------

  (h)(3)       Shareholder Servicing Plan and Form of Shareholder Servicing
               Agreement for the LifePath Income, LifePath 2010, LifePath 2020,
               LifePath 2030 and LifePath 2040 Funds, dated March 15, 1996, as amended October 28, 1998, incorporated by reference to
               Post-Effective Amendment No. 18, filed November 20, 1998.
--------------------------------------------------------------------------------
  (h)(4)       Co-Administration Agreement with Stephens Inc. and Barclays
               Global Investors, N.A. on behalf of the Funds, dated October 21,
               1996, as amended on June 11, 1998, incorporated by reference to
               Post-Effective Amendment No. 22, filed July 30, 1999.
--------------------------------------------------------------------------------
  (h)(5)       Sub-Administration Agreement by and among Barclays Global
               Investors, N.A. and Investors Bank & Trust Company on behalf of the Funds, dated October 21, 1996, incorporated by reference to
               Post-Effective Amendment No. 14, filed June 30, 1997.
--------------------------------------------------------------------------------
  (h)(6)       Service Agreement with Merrill Lynch, Pierce, Fenner & Smith
               Incorporated on behalf of the Funds, dated December 31, 1997, incorporated by reference to Post-Effective Amendment No. 16, filed July 2, 1998.
--------------------------------------------------------------------------------
  (h)(7)       Financial Services Agreement with Merrill Lynch, Pierce, Fenner &
               Smith Incorporated on behalf of the Funds, dated December 31,
               1997, incorporated by reference to Post-Effective Amendment No.
               16, filed July 2, 1998.
--------------------------------------------------------------------------------
   (i)         Opinion and Consent of Counsel, filed herewith.
--------------------------------------------------------------------------------
  (j)(1)       Consent of Independent Auditors, filed herewith.
--------------------------------------------------------------------------------
  (j)(2)       Powers of Attorney for Jack S. Euphrat, R. Greg Feltus and W.
               Rodney Hughes, incorporated by reference to Post-Effective
               Amendment No. 14, filed June 30, 1997.
--------------------------------------------------------------------------------
  (j)(3)       Power of Attorney for Leo Soong, filed herewith.
--------------------------------------------------------------------------------
   (k)         Not applicable
--------------------------------------------------------------------------------
   (l)         Not applicable
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Exhibit                                 Description
--------------------------------------------------------------------------------
   (m)         Distribution Plan dated October 28, 1998, on behalf of the Asset
               Allocation, Institutional Money Market, LifePath Income, LifePath
               2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds,
               incorporated by reference to Post-Effective Amendment No. 22, filed July 30, 1999.
--------------------------------------------------------------------------------
   (n)         Rule 18f-3 Multi-Class Plan, incorporated by reference to Post-
               Effective Amendment No. 22, filed July 30, 1999.
--------------------------------------------------------------------------------
   (p)         Code of Ethics of Barclays Global Investors Funds, Inc. and
               Master Investment Portfolio, filed herewith.
--------------------------------------------------------------------------------


Item 24.    Persons Controlled by or Under Common Control with the Fund
            -----------------------------------------------------------

    As of May 31, 2000, each Fund owned the following percentages of the outstanding beneficial interests of the corresponding Master Portfolios of MIP. As such, each Fund could be considered a controlling person of the corresponding Master Portfolio for purposes of the 1940 Act, with the exception of the Institutional Money Market Fund.

----------------------------------------------------------------------------------------------------------------------
                                                                                                       Percentage
                                           Corresponding                                              of beneficial
Fund                                       Master Portfolio                                          interests held
----------------------------------------------------------------------------------------------------------------------
Asset Allocation Fund                     Asset Allocation Master Portfolio (MIP)                        100%
----------------------------------------------------------------------------------------------------------------------
Bond Index Fund                           Bond Index Master Portfolio (MIP)                              20%
----------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund           Money Market Master Portfolio (MIP)                            *1%
----------------------------------------------------------------------------------------------------------------------
LifePath Income Fund                      LifePath Income Master Portfolio (MIP)                         31%
----------------------------------------------------------------------------------------------------------------------
LifePath 2010 Fund                        LifePath 2010 Master Portfolio (MIP)                           39%
----------------------------------------------------------------------------------------------------------------------
LifePath 2020 Fund                        LifePath 2020 Master Portfolio (MIP)                           42%
----------------------------------------------------------------------------------------------------------------------
LifePath 2030 Fund                        LifePath 2030 Master Portfolio (MIP)                           31%
----------------------------------------------------------------------------------------------------------------------
LifePath 2040 Fund                        LifePath 2040 Master Portfolio (MIP)                           23%
----------------------------------------------------------------------------------------------------------------------
Money Market Fund                         Money Market Master Portfolio (MIP)                            36%
----------------------------------------------------------------------------------------------------------------------
S&P 500 Stock Fund                        S&P 500 Index Master Portfolio (MIP)                           69%
----------------------------------------------------------------------------------------------------------------------

* greater than

Item 25.  Indemnification.
          ---------------

    The following paragraphs of Article VIII of the Registrant's Articles of Incorporation provide:

          (h) The Corporation shall indemnify (1) its Directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of these Articles of Incorporation of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any Director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the 1940 Act.

          (i) To the fullest extent permitted by Maryland statutory and decisional law and the 1940 Act, as amended or interpreted, no Director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any Director or officer of the Corporation against any liability to which such Director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this Article VIII shall adversely affect any right or protection of a Director or officer that exists at the time of such amendment, modification or repeal.


Item 26.  Business and Other Connections of Investment Adviser.
          ----------------------------------------------------

     The Funds currently do not retain an investment adviser. The corresponding MIP Master Portfolio to the Fund is advised by Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI"). BGFA's business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

     Each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

--------------------------------------------------------------------------------------------------------------
Name and Position                             Principal Business(es) During at
at BGFA                                       Least the Last Two Fiscal Years
--------------------------------------------------------------------------------------------------------------
Patricia Dunn                                 Director of BGFA and C-Chairman and Director of BGI
Director                                      45 Fremont Street, San Francisco, CA 94105
--------------------------------------------------------------------------------------------------------------
Lawrence G. Tint                              Chairman of the Board of Directors of BGFA
Chairman and Director                         and Chief Executive Officer of BGI
                                              45 Fremont Street, San Francisco, CA  94105
--------------------------------------------------------------------------------------------------------------
Geoffrey Fletcher                             Chief Financial Officer of BGFA and BGI since May 1997
Chief Financial Officer                       45 Fremont Street, San Francisco, CA 94105
                                              Managing Director and Principal Accounting Officer at
                                              Bankers Trust Company from 1988 - 1997
                                              505 Market Street, San Francisco, CA  94105
--------------------------------------------------------------------------------------------------------------


Item 27.  Principal Underwriters.
          ----------------------

     (a) Stephens Inc., distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as distributor for Nations Fund Trust, Nations Fund, Inc., Nations Reserves, Nations LifeGoal Funds, Inc., Nations Funds Trust, Wells Fargo Funds Trust and Wells Fargo Variable Trust and is the exclusive placement agent for Wells Fargo Core Trust, Nations Master Investment Trust, and Master Investment Portfolio, all of which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc., Nations Balanced Target Maturity Fund, Inc., and Hatteras Income Securities, Inc., closed-end management investment companies.

     (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by Stephens Inc. with the SEC pursuant to the 1940 Act (file No. 501-15510).

     (c)  Not applicable.

Item 28.  Location of Accounts and Records.
          --------------------------------

     (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201.

     (b) BGFA and BGI maintain all Records relating to their services as adviser and co-administrator, respectively, at 45 Fremont Street, San Francisco, California 94105.

     (c) Stephens Inc. maintains all Records relating to its services as sponsor, co- administrator and distributor at 111 Center Street, Little Rock, Arkansas 72201.

     (d) IBT maintains all Records relating to its services as sub-administrator and custodian at 89 South Street, Boston, Massachusetts 02111.


Item 29.  Management Services.
          -------------------

     Other than as set forth under the caption "Management" in the Statements of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.


Item 30.  Undertakings.
          ------------

     Not Applicable.

                                  SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Little Rock, State of Arkansas on the 30th day of June, 2000.

                                   BARCLAYS GLOBAL INVESTORS FUNDS, INC.


                                   By /s/ Richard H. Blank, Jr.
                                      -------------------------
                                      Richard H. Blank, Jr.
                                      Secretary and Treasurer
                                      (Principal Financial Officer)

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:


   Signature                       Title
   ---------                       -----

                *                  Director, Chairman and President    6/30/00
   ---------------------------
   (R. Greg Feltus)                (Principal Executive Officer)

   /s/ Richard H. Blank, Jr.       Secretary and Treasurer             6/30/00
   ---------------------------
   (Richard H. Blank, Jr.)         (Principal Financial Officer)

                *                  Director                            6/30/00
   ---------------------------
   (Jack S. Euphrat)

                *                  Director                            6/30/00
   ---------------------------
   (W. Rodney Hughes)

                *                  Director                            6/30/00
   ---------------------------
   (Leo Soong)


*By:  /s/ Richard H. Blank, Jr.
      -------------------------
      Richard H. Blank, Jr.
      As Attorney-in-Fact
      June 30, 2000

                     BARCLAYS GLOBAL INVESTORS FUNDS, INC.
                       SEC FILE Nos. 33-54126; 811-7332

                                 EXHIBIT INDEX


Exhibit Number           Description

Exhibit (i)              .  Opinion and Consent of Counsel - Morrison & Foerster
                            LLP

Exhibit (j)(1)           .  Opinion of Independent Auditors - KPMG LLP

Exhibit (j)(3)           .  Power of Attorney for Leo Soong.

Exhibit (p)              .  Code of Ethics of Barclays Global Investors Funds,
                            Inc. and Master Investment Portfolio